UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

_Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free Income
Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Municipal Green Bond Fund
Franklin New Jersey Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2022, the
U.S. economy continued to recover from the COVID-19
pandemic amid declining unemployment, growing wages
and business confidence. Growth persisted in 2021’s second
half as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Inflation increased during the
reporting period due to increased demand for goods amid
supply-chain bottlenecks. Investors became concerned that
new, swiftly spreading COVID-19 variants could hinder the
economic recovery, and although growth slowed in 2021’s
third quarter, it accelerated in the fourth quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage continued U.S. economic activity,
held the federal funds rate unchanged at 0.25%, and it
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve began decreasing
its asset purchases in November, accelerated its tapering in
December, and indicated in January that conditions would
soon be appropriate to raise the federal funds rate given
employment gains and persistent high inflation, which should result in higher short-term rates.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -0.66%
cumulative total return.
1
After benefiting from strong demand
earlier in the period, by the end of 2021 and into 2022,
municipal bond valuations declined amid increased U.S.
Treasury bond volatility influenced by anticipation of tighter monetary policy. However, municipal bond issuers benefited
from direct fiscal support from the U.S. government and from the reopening of businesses, leading to increased consumer
spending despite the ongoing uncertainty surrounding
COVID-19.
Franklin Tax-Free Trust’s annual report includes more detail about municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com, you can find updated commentary
by our municipal bond team. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know,
all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Federal Intermediate-Term Tax-Free
Income Fund 5
Franklin Federal Limited-Term Tax-Free Income Fund 10
Franklin High Yield Tax-Free Income Fund 15
Franklin Massachusetts Tax-Free Income Fund 20
Franklin Municipal Green Bond Fund 26
Franklin New Jersey Tax-Free Income Fund 32
Financial Highlights and Statements of Investments 38
Financial Statements 168
Notes to Financial Statements 177
Report of Independent Registered Public Accounting
Firm 197
Tax Information 198
Board Members and Officers 199
Shareholder Information 204
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ending February 28, 2022, COVID-19
and its variants continued to be the main driver of market
forces. First, the Delta variant during the summer and
then, the Omicron variant toward the end of 2021, caused
COVID-19 daily new case rates to reach new highs.
Although adjusting some social distancing requirements,
health authorities broadly resisted returning to the general lockdowns seen at the beginning of the pandemic, thereby
tempering the overall economic blow to local economies.
The U.S. Federal Reserve announced its intention to tighten
monetary policy beginning in 2022, which caused U.S.
Treasury (UST) yields to move higher.
Strong demand pushed ratios of 30-year municipal bonds
(munis) versus UST yields in June 2021 to all-time lows.
At the end of 2021 and into 2022, munis performed poorly
after fund flows turned negative as investors retreated from the muni market amid increased UST volatility. Muni issuer
fundamentals remained strong as they have benefited from
fiscal support and the reopening of businesses, leading
to increased consumer spending despite the ongoing
uncertainty surrounding COVID-19.
For the 12-month period, U.S. fixed income sectors
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +16.39%
total return for the period.
1
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted a
-0.66% total return.
1
In comparison, USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -2.11% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-3.40% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2022. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

4
franklintempleton.com
Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-
hold strategy. This means we generally hold securities in
each Fund’s portfolio for income purposes, rather than
trading securities for capital gains, although we may sell a security at any time if we believe it could help a fund meet its goal. When selecting securities for High Yield Tax-Free
Income Fund’s portfolio, we may consider existing market
conditions in our security selection process, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-
term fund, which allowed us to achieve our objective of
maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

5
franklintempleton.com
Annual Report
Franklin Federal Intermediate-Term Tax-Free Income Fund
This annual report for Franklin Federal Intermediate-
Term Tax-Free Income Fund covers the fiscal year ended
February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of three to 10 years.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.22 on February 28, 2021, to
$11.82 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 23.3643 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 6 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.78%, based
on an annualization of the 1.7911 cents per share February
dividend and the maximum offering price of $12.09 on
February 28, 2022. An investor in the 2022 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.01% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the 12
months under review as we sought to maximize tax-free
income for shareholders. Please read the Investment
Strategy and Manager’s Discussion on page 4 for more
information.
Thank you for your continued participation in Franklin
Federal Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/22
% of Total
Investments*
Utilities 19.82%
Transportation 14.55%
Health Care 12.95%
State General Obligation 9.32%
Local 7.33%
Special Tax 6.94%
Education 6.73%
Refunded 5.80%
Housing 5.23%
Industrial Dev. Revenue and Pollution Control 5.13%
Lease 4.98%
Other Revenue Bonds 1.22%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
43
.

Performance Summary as of February 28, 2022
Franklin Federal Intermediate-Term Tax-Free Income Fund
6
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2 / 28 /2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -1.42% -3.64%
5-Year +9.57% +1.38%
10-Year +22.05% +1.78%
Advisor
1-Year -1.17% -1.17%
5-Year +10.69% +2.05%
10-Year +23.81% +2.16%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 1.78% 3.01% 1.23% 1.09% 2.08% 1.84%
Advisor 2.05% 3.46% 1.51% 1.36% 2.55% 2.30%
See page 8 for Performance Summary footnotes.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
7
franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
8
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 6/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg 1-15 Year Municipal Bond Index is a subset of the Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.233643
A1 $0.252203
C $0.184182
R6 $0.270958
Advisor $0.264495
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.80%
Advisor 0.46% 0.55%

Your Fund’s Expenses
Franklin Federal Intermediate-Term Tax-Free Income Fund
9
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $965.90 $3.43 $1,021.30 $3.53 0.70%
A1 $1,000 $966.60 $2.71 $1,022.04 $2.78 0.56%
C $1,000 $964.10 $5.38 $1,019.32 $5.53 1.10%
R6 $1,000 $967.50 $1.95 $1,022.81 $2.01 0.40%
Advisor $1,000 $967.20 $2.22 $1,022.54 $2.28 0.45%

10
franklintempleton.com
Annual Report
Franklin Federal Limited-Term Tax-Free Income Fund
This a nnual report for Franklin Federal Limited-Term Tax-
Free Income Fund covers the fiscal year ended February 28,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of five years or less.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.56 on February 28, 2021, to
$10.34 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 7.4495 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 11 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 0.77% based
on an annualization of the 0.6764 cents per share February
dividend and the maximum offering price of $10.58 on
February 28, 2022. An investor in the 2022 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 1.30% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Federal Limited-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/22
% of Total
Investments*
Industrial Dev. Revenue and Pollution Control 18.21%
Local 13.68%
State General Obligation 9.47%
Health Care 8.88%
Education 8.74%
Refunded 8.61%
Lease 7.81%
Utilities 6.66%
Transportation 5.85%
Special Tax 5.54%
Housing 4.92%
Other Revenue Bonds 1.63%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
71
.

Performance Summary as of February 28, 2022
Franklin Federal Limited-Term Tax-Free Income Fund
11
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2 / 28 /2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -1.39% -3.61%
5-Year 5.24% 0.57%
10-Year 8.93% 0.63%
Advisor
1-Year -1.05% -1.05%
5-Year 6.50% 1.27%
10-Year 11.13% 1.06%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 0.77% 1.30% 0.78% 0.58% 1.32% 0.98%
Advisor 1.01% 1.71% 1.05% 0.84% 1.77% 1.42%
See page 13 for Performance Summary footnotes.

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
12
franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
13
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 6/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg 1-5 Year Municipal Bond Index is a subset of the Municipal Bond Index, which is a market value-weighted index of tax-exempt, invest-
ment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.074495
A1 $0.085120
R6 $0.103927
Advisor $0.101063
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.66% 0.82%
Advisor 0.41% 0.57%

Your Fund’s Expenses
Franklin Federal Limited-Term Tax-Free Income Fund
14
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
A
Net
Annualized
Expense
Ratio
2
A $1,000 $977.90 $3.17 $1,021.59 $3.24 0.65%
A1 $1,000 $979.30 $2.68 $1,022.09 $2.74 0.55%
R6 $1,000 $979.20 $1.81 $1,022.96 $1.85 0.37%
Advisor $1,000 $980.00 $1.94 $1,022.83 $1.99 0.40%

15
franklintempleton.com
Annual Report
Franklin High Yield Tax-Free Income Fund
This annual report for Franklin High Yield Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goals and Main Investments
The Fund seeks to provide investors with a high current yield exempt from federal income taxes by normally investing at
least 80% of its net assets in securities that pay interest free from such taxes.
1
Its secondary goal is capital appreciation
to the extent possible and consistent with the Fund’s
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.29 on February 28, 2021, to
$10.05 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 35.9895 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 16 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 3.15%, based
on an annualization of the 2.7422 cents per share February
dividend and the maximum offering price of $10.44 on
February 28, 2022. An investor in the 2022 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.32% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
The Fund continued to seek high, current, tax-free income
for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit
derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.
Thank you for your continued participation in Franklin High
Yield Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/22
% of Total
Investments*
Special Tax 20.61%
Industrial Dev. Revenue and Pollution Control 13.91%
Health Care 12.82%
Transportation 10.67%
Refunded 9.02%
Housing 8.48%
Utilities 6.74%
Local 6.27%
Education 5.25%
Lease 2.88%
State General Obligation 2.21%
Other Revenue Bonds 1.14%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
90
.

Performance Summary as of February 28, 2022
Franklin High Yield Tax-Free Income Fund
16
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2 / 28 /2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +1.07% -2.72%
5-Year +19.77% +2.88%
10-Year +44.00% +3.32%
Advisor
1-Year +1.22% +1.22%
5-Year +20.69% +3.83%
10-Year +45.78% +3.84%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 3.15% 5.32% 2.57% 2.56% 4.34% 4.32%
Advisor 3.49% 5.90% 2.91% 2.91% 4.92% 4.92%
See page 18 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
17
franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin High Yield Tax-Free Income Fund
Performance Summary
18
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 6/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
7. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.359895
A1 $0.375672
C $0.316371
R6 $0.390326
Advisor $0.386152
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.79% 0.79%
Advisor 0.54% 0.54%

Your Fund’s Expenses
Franklin High Yield Tax-Free Income Fund
19
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $966.10 $3.92 $1,020.81 $4.03 0.80%
A1 $1,000 $966.80 $3.19 $1,021.55 $3.28 0.65%
C $1,000 $963.00 $5.81 $1,018.88 $5.97 1.19%
R6 $1,000 $966.70 $2.53 $1,022.22 $2.60 0.52%
Advisor $1,000 $966.50 $2.69 $1,022.06 $2.76 0.55%

20
franklintempleton.com
Annual Report
Franklin Massachusetts Tax-Free Income Fund
This annual report for Franklin Massachusetts Tax-Free
Income Fund covers the fiscal year ended February 28,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Massachusetts personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.84 on February 28, 2021, to
$11.48 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 22.0928 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 22 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.63%,
based on an annualization of the 1.6201 cents per share
February dividend and the maximum offering price of $11.93
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Massachusetts personal
income tax bracket of 45.80% (including 3.8% Medicare
tax) would need to earn a distribution rate of 3.01% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the 12-month period, Massachusetts’ economic
recovery continued as the commonwealth fully reopened
in the second quarter of 2021 amid widespread COVID-19
vaccinations. The commonwealth’s key education and
health services sectors saw increased signs of recovery.
Massachusetts’ unemployment rate began the period at
6.7% and ended at 4.7%, compared with the 3.8% national
rate. As Massachusetts’ economy recovered, revenue
collections increased, particularly income and sales taxes,
which provide most of the commonwealth’s funding. The
commonwealth’s fiscal year 2021 revenue growth exceeded
projections. Massachusetts’ net tax-supported debt was
$6,240 per capita and 7.8% of personal income, well above
the $1,039 and 1.9% national medians, respectively.
3
Federal aid and alternate liquidity sources have been key
credit stabilizing factors. Independent credit rating agency
Moody’s Investors Service maintained Massachusetts’
general obligations bonds’ Aa1 rating with a stable outlook.
4
The rating reflected Moody’s view of the commonwealth’s
robust economic base, strong financial management,
adequate reserves, access to alternate sources of liquidity
and a highly educated workforce with high-income levels that help service the commonwealth’s higher-than-average long-
term debt burden. According to Moody’s, credit challenges
Portfolio Composition
2/28/22
% of Total
Investments*
Education 29.95%
Health Care 13.25%
Transportation 12.80%
Special Tax 9.63%
Local 8.77%
Housing 7.20%
Utilities 6.24%
State General Obligation 4.77%
Refunded 3.71%
Other Revenue Bonds 2.40%
Lease 1.13%
Industrial Dev. Revenue and Pollution Control 0.15%
*Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6 /24/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 144 .

Franklin Massachusetts Tax-Free Income Fund
21
franklintempleton.com
Annual Report
facing Massachusetts included combined debt and pension
liabilities that are the seventh highest in the nation relative to gross domestic product.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Massachusetts Tax-Free Income Fund
22
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -1.24% -4.94%
5-Year +12.21% +1.55%
10-Year +28.99% +2.19%
Advisor
1-Year -0.99% -0.99%
5-Year +13.27% +2.52%
10-Year +30.75% +2.72%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.63% 3.01% 1.13% 2.08%
Advisor 1.93% 3.56% 1.43% 2.64%
See page 24 for Performance Summary footnotes.

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
23
franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
24
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.220928
A1 $0.238885
C $0.171875
R6 $0.256157
Advisor $0.250865
Total Annual Operating Expenses
9
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Massachusetts Tax-Free Income Fund
25
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $965.00 $4.31 $1,020.41 $4.43 0.88%
A1 $1,000 $965.70 $3.58 $1,021.16 $3.68 0.73%
C $1,000 $963.40 $6.22 $1,018.46 $6.39 1.28%
R6 $1,000 $966.40 $2.88 $1,021.87 $2.96 0.59%
Advisor $1,000 $966.10 $3.09 $1,021.65 $3.18 0.63%

26
franklintempleton.com
Annual Report
Franklin Municipal Green Bond Fund
This annual report for Franklin Municipal Green Bond
Fund covers the fiscal year ended February 28, 2022. As
previously communicated, the Fund is anticipated to be
liquidated on or about May 6, 2022 (Liquidation Date);
however, the liquidation may occur sooner if at any time
before the liquidation date there are no shares outstanding in the Fund. The liquidation may also be delayed if unforeseen
circumstances arise. Effective at the close of market on
April 1, 2022, the Fund closed to all new investors and
new investments. The Fund will not accept any additional
purchases after the close of market on or about April 1,
2022. The Fund reserves the right to change this policy at
any time. Shareholders of the Fund on the Liquidation Date
will have their shares redeemed in full and the proceeds will be delivered to them.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income exempt from federal
income taxes to the extent consistent with prudent investing and the preservation of shareholders’ capital.
1
Under normal
market conditions, the Fund invests at least 80% of its net
assets in municipal securities whose interest is free from
regular federal income taxes. In addition, the Fund invests at least 80% of its net assets in municipal green bonds, which
are bonds that promote environmental sustainability. There
is no regulation or universal framework for giving a bond a
“green” designation. We define green bonds as those whose
proceeds go toward renewable energy, energy efficiency,
pollution prevention, and other environmentally sustainable
uses listed in the prospectus.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.27 on February 28, 2021, to
$10.11 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 10.6061 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 28 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 0.85%,
based on an annualization of the 0.7412 cents per share
February dividend and the maximum offering price of $10.50
on February 28, 2022. An investor in the 2022 maximum
federal income tax bracket of 37.00% (plus 3.80% Medicare
tax) would need to earn a distribution rate of 1.43% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use a consistent, disciplined strategy in an effort
maximize tax-exempt income for our shareholders by
selecting securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments. We typically use a buy-and-hold strategy, which means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
Manager’s Discussion
During the 12-month period under review, the Fund
invested in municipal bonds that supported environmental
sustainability and stewardship, while also delivering income
Portfolio Composition
2/28/22
% of Total
Investments*
Utilities 20.99%
Local 13.17%
Special Tax 12.41%
Education 11.93%
Transportation 10.52%
Other Revenue Bonds 6.24%
Housing 6.24%
Lease 6.22%
Industrial Dev. Revenue and Pollution Control 5.31%
Health Care 3.07%
State General Obligation 1.96%
Refunded 1.94%
*Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
153
.

Franklin Municipal Green Bond Fund
27
franklintempleton.com
Annual Report
that is exempt from federal taxes. Examples of the types of
projects in which the Fund invests include water and sewer
utility systems, stormwater management infrastructure,
energy efficiency projects, green buildings, land conservation and clean energy.
The strategy considers all U.S. tax-exempt municipal bond
offerings that carry the “Green Bond” designation in the
governing bond documents. We are focused on ensuring the
authenticity and intentionality of the Green Bond designation.
Issuers must demonstrate that bond proceeds are being
used for projects or programs dedicated to environmental
sustainability. These projects and programs should generally fall into one of the 10 eligible categories outlined in the
Green Bond Principles (GBP), a set of voluntary guidelines
to ensure the integrity of the Green Bond designation. In
addition, the internal selection framework incorporates
disclosure and reporting policies, environmental impact, and external verification.
In addition, the strategy considers municipal bonds that
are not labeled Green Bonds but that provide funding to
environmentally-friendly projects and programs. From that
universe, we will determine whether individual issuers meet
the internal threshold for investment based on an internal
Green Bond selection framework. The internal methodology
ensures that the investment is aligned with the Fund’s
objective of investing in projects dedicated to promoting
environmental sustainability. Franklin recognizes the GBP
and encourages issuers to adhere to them. However, the
ultimate evaluation does not require strict adherence with the
GBP.
Thank you for your participation in Franklin Municipal Green
Bond Fund. It has been a pleasure serving your investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Municipal Green Bond Fund
28
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2 / 28 /2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -0.56% -4.29%
Since Inception (10/1/19 ) +3.70% -0.08%
Advisor
1-Year -0.39% -0.39%
Since Inception (10/1/19) +4.08% +1.67%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 0.85% 1.43% 1.66% -1.80% 2.80% -3.04%
Advisor 1.11% 1.88% 1.62% -1.55% 2.74% -2.62%
See page 30 for Performance Summary footnotes.

Franklin Municipal Green Bond Fund
Performance Summary
29
franklintempleton.com
Annual Report
See page 30 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/19–2/28/22)
Advisor Class
(10/1/19–2/28/22)

Franklin Municipal Green Bond Fund
Performance Summary
30
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Some sectors might be more likely to issue green bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. Green bonds may not result in direct environmental benefits and the issuer may not use proceeds as intended or to appropriate new or additional projects. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transporta-
tion. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Impacts on sectors more likely to issue green bonds may have a greater adverse effect on the Fund because the Fund focuses investments in green bonds. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 6/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 7/24/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 7/24/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
7/24/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the 2022 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.106061
C $0.077884
R6 $0.128230
Advisor $0.123455
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 3.86%
Advisor 0.46% 3.61%

Your Fund’s Expenses
Franklin Municipal Green Bond Fund
31
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $965.50 $3.50 $1,021.23 $3.60 0.72%
C $1,000 $963.50 $5.44 $1,019.25 $5.60 1.12%
R6 $1,000 $966.70 $2.30 $1,022.46 $2.36 0.47%
Advisor $1,000 $966.70 $2.28 $1,022.48 $2.35 0.47%

32
franklintempleton.com
Annual Report
Franklin New Jersey Tax-Free Income Fund
This annual report for Franklin New Jersey Tax-Free Income
Fund covers the fiscal year ended February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and New Jersey personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its net assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.46 on February 28, 2021, to
$11.18 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 26.7329 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 34 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.12%,
based on an annualization of the 2.0481 cents per share
February dividend and the maximum offering price of $11.62
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and New Jersey personal income
tax bracket of 51.55% (including 3.8% Medicare tax) would
need to earn a distribution rate of 4.38% from a taxable
investment to match the Fund’s Class A tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, New Jersey’s large, diverse and
wealthy economy expanded amid continued recovery from
the COVID-19 pandemic. New Jersey’s recovery has lagged
the broader U.S. due to relatively slow population growth and a high cost of living and doing business. However, its diverse employment base is less exposed to pandemic-related
closures. The state’s unemployment rate began the period at
7.2% and ended at 4.6%, compared with the 3.8% national
rate. New Jersey ended fiscal year (FY) 2021 with the
highest fund balance in over a decade, but its budget gap is
10% of the budget as it relies on fund balance and federal
aid. New Jersey’s net tax-supported debt was $4,569 per
capita and 6.1% of personal income, well above the $1,039
and 1.9% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
New Jersey’s general obligation bonds’ A3 rating, confirming a stable outlook.
4
Moody’s rating reflects New Jersey’s
better-than-expected revenue performance in FY 2021 and
its more aggressive approach to pension and debt burdens,
which demonstrate improved fiscal management. According
to Moody’s, challenges included increased spending in FY
2022, including on education, and structural budget gaps
that make New Jersey vulnerable to budget risks in a period
of continued uncertainty.
Portfolio Composition
2/28/22
% of Total
Investments*
Transportation 27.92%
Education 21.58%
Health Care 17.13%
Lease 9.38%
Local 9.18%
Housing 8.67%
Refunded 2.51%
Utilities 2.06%
State General Obligation 1.12%
Special Tax 0.45%
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/24/21 .
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
162
.

Franklin New Jersey Tax-Free Income Fund
33
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin New
Jersey Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin New Jersey Tax-Free Income Fund
34
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2 / 28 /2 2
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.18% -3.92%
5-Year +13.08% +1.71%
10-Year +24.98% +1.87%
Advisor
1-Year -0.01% -0.01%
5-Year +14.05% +2.66%
10-Year +26.70% +2.39%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day Standardized
Yield
6
A 2.12% 4.38% 1.35% 2.79%
Advisor 2.43% 5.02% 1.66% 3.43%
See page 36 for Performance Summary footnotes.

Franklin New Jersey Tax-Free Income Fund
Performance Summary
35
franklintempleton.com
Annual Report
See page 36 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin New Jersey Tax-Free Income Fund
Performance Summary
36
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.267329
A1 $0.284827
C $0.219735
R6 $0.301476
Advisor $0.296440
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin New Jersey Tax-Free Income Fund
37
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
2
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $969.00 $4.01 $1,020.72 $4.12 0.82%
A1 $1,000 $969.60 $3.28 $1,021.46 $3.37 0.67%
C $1,000 $966.50 $5.93 $1,018.77 $6.08 1.22%
R6 $1,000 $970.30 $2.59 $1,022.16 $2.66 0.53%
Advisor $1,000 $970.10 $2.80 $1,021.96 $2.87 0.57%

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.22 $12.39 $11.98 $11.87
Income from investment operations
c
:
Net investment income
d
...................................... 0.23 0.26 0.27 0.15
Net realized and unrealized gains (losses) ........................ (0.40) (0.17) 0.43 0.11
Total from investment operations ................................. (0.17) 0.09 0.70 0.26
Less distributions from:
Net investment income ....................................... (0.23) (0.26) (0.29) (0.15)
Net asset value, end of year .................................... $11.82 $12.22 $12.39 $11.98
Total return
e
................................................ (1.42)% 0.72% 5.92% 2.20%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.80% 0.80% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
g
................... 0.70% 0.70% 0.71% 0.71%
Net investment income ........................................ 1.89% 2.09% 2.28% 2.56%
Supplemental data
Net assets, end of year (000’s) .................................. $754,463 $629,566 $407,125 $182,330
Portfolio turnover rate ......................................... 22.05% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.21 $12.38 $11.96 $11.94 $12.11
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.28 0.30 0.32 0.31
Net realized and unrealized gains (losses) ........... (0.40) (0.17) 0.43 0.02 (0.17)
Total from investment operations .................... (0.15) 0.11 0.73 0.34 0.14
Less distributions from:
Net investment income .......................... (0.25) (0.28) (0.31) (0.32) (0.31)
Net asset value, end of year ....................... $11.81 $12.21 $12.38 $11.96 $11.94
Total return
d
................................... (1.27)% 0.87% 6.17% 2.91% 1.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.65% 0.66% 0.65% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.55%
e
0.55%
e
0.56%
e
0.56%
e
0.65%
Net investment income ........................... 2.05% 2.26% 2.43% 2.71% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $1,265,052 $1,403,417 $1,516,009 $1,575,494 $1,850,075
Portfolio turnover rate ............................ 22.05% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.24 $12.42 $12.00 $11.98 $12.14
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.21 0.23 0.26 0.25
Net realized and unrealized gains (losses) ........... (0.39) (0.18) 0.43 0.02 (0.17)
Total from investment operations .................... (0.21) 0.03 0.66 0.28 0.08
Less distributions from:
Net investment income .......................... (0.18) (0.21) (0.24) (0.26) (0.24)
Net asset value, end of year ....................... $11.85 $12.24 $12.42 $12.00 $11.98
Total return
d
................................... (1.73)% 0.24% 5.58% 2.34% 0.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.20% 1.21% 1.20% 1.20%
Expenses net of waiver and payments by affiliates ....... 1.10%
e
1.10%
e
1.11%
e
1.11%
e
1.19%
Net investment income ........................... 1.50% 1.72% 1.88% 2.16% 2.02%
Supplemental data
Net assets, end of year (000’s) ..................... $67,008 $121,312 $203,994 $262,612 $358,228
Portfolio turnover rate ............................ 22.05% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.24 $12.41 $11.99 $11.97 $12.28
Income from investment operations
c
:
Net investment income
d
......................... 0.27 0.30 0.32 0.34 0.20
Net realized and unrealized gains (losses) ........... (0.40) (0.18) 0.43 0.02 (0.32)
Total from investment operations .................... (0.13) 0.12 0.75 0.36 (0.12)
Less distributions from:
Net investment income .......................... (0.27) (0.29) (0.33) (0.34) (0.19)
Net asset value, end of year ....................... $11.84 $12.24 $12.41 $11.99 $11.97
Total return
e
................................... (1.12)% 1.03% 6.33% 3.06% (0.97)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.50% 0.50% 0.50% 0.49% 0.49%
Expenses net of waiver and payments by affiliates ....... 0.40%
g
0.40%
g
0.40%
g
0.39%
g
0.48%
Net investment income ........................... 2.19% 2.41% 2.59% 2.88% 2.73%
Supplemental data
Net assets, end of year (000’s) ..................... $257,641 $414,751 $410,541 $417,612 $672,199
Portfolio turnover rate ............................ 22.05% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.24 $12.41 $11.99 $11.97 $12.13
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.29 0.31 0.33 0.32
Net realized and unrealized gains (losses) ........... (0.40) (0.17) 0.43 0.02 (0.16)
Total from investment operations .................... (0.14) 0.12 0.74 0.35 0.16
Less distributions from:
Net investment income .......................... (0.26) (0.29) (0.32) (0.33) (0.32)
Net asset value, end of year ....................... $11.84 $12.24 $12.41 $11.99 $11.97
Total return .................................... (1.17)% 0.97% 6.27% 3.00% 1.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.56% 0.55% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.45%
d
0.45%
d
0.46%
d
0.46%
d
0.55%
Net investment income ........................... 2.14% 2.36% 2.53% 2.81% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $1,126,152 $1,153,049 $1,277,185 $1,103,570 $1,196,627
Portfolio turnover rate ............................ 22.05% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Shares
a
Value
a
Management Investment Companies 1.9%
Capital Markets 1.9%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 2,515,000 $ 65,440,300
Total Management Investment Companies (Cost $68,628,312) ....................
65,440,300
Principal
Amount
a a a a
Municipal Bonds 96.8%
Alabama 1.9%
b
Black Belt Energy Gas District , Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 .... $ 7,000,000 7,770,774
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 592,924
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 583,868
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 518,394
Health Care Authority of the City of Huntsville (The) , Health Care Authority of the City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,523,367
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,545,332
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,613,261
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,276,539
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,394,588
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,533,866
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,817,544
b
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 26,000,000 28,615,054
65,785,511
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,953,949
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,489,004
3,442,953
Arizona 3.0%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 11,827,207
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,295,880
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 706,996
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 741,112
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,174,333
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,303,210
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,457,200
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,222,966
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,105,000 1,231,778
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... 600,000 667,548

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/27 ............ $ 160,000 $ 176,915
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/28 ............ 170,000 187,251
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/29 ............ 160,000 175,697
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/30 ............ 185,000 202,683
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/31 ............ 195,000 213,085
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/27 .......... 55,000 61,635
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/28 .......... 60,000 68,123
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/29 .......... 60,000 68,950
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/30 .......... 65,000 75,566
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/31 .......... 70,000 82,160
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 607,348
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 909,022
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 725,400
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,206,885
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 1,228,139
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,858,893
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 11,670,101
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 3,500,000 4,112,670
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 10,225,000 12,004,465
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 9,720,000 11,558,167
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 7,579,948
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 647,100
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 519,542
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 639,669
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 1,022,010
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,199,468
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,197,916
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 957,592
Pima County Regional Transportation Authority ,
Revenue, 2014, 5%, 6/01/24 ......................................... 3,385,000 3,553,350
Revenue, 2014, 5%, 6/01/26 ......................................... 7,180,000 7,529,736
Scottsdale Municipal Property Corp. ,
Revenue, 2015, Refunding, 5%, 7/01/26 ................................. 2,580,000 2,888,835
Revenue, 2015, Pre-Refunded, 5%, 7/01/27 .............................. 2,000,000 2,241,493
Revenue, 2015, Pre-Refunded, 5%, 7/01/28 .............................. 3,325,000 3,726,483
103,524,527
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,548,445
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 4,339,621
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,495,565
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,194,238
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,192,077

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
$ 5,000,000 $ 5,032,896
18,802,842
California 4.0%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 7,779,232
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,546,301
b
California Community Choice Financing Authority , Revenue , 2021 A , Mandatory Put ,
4% , 12/01/27 ..................................................... 2,500,000 2,749,914
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 0.55% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 5,000,000 5,005,354
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,591,850
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 794,052
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,528,594
Southern California Edison Co., Revenue, 2010 A, Refunding, 1.75%, 9/01/29 .... 7,000,000 6,633,945
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 11,813,124
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 12,245,354
Golden State Tobacco Securitization Corp. ,
Revenue, 2021 B-1, Refunding, 1.85%, 6/01/31 ........................... 3,000,000 2,989,250
Revenue, 2021 B-1, Refunding, 3.85%, 6/01/50 ........................... 5,000,000 4,951,840
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/26 ............................ 11,025,000 11,400,908
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 9,502,932
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,392,107
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,622,413
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 4,760,221
Los Angeles Unified School District , GO , 2018 B-1 , 5% , 7/01/32 ................
8,000,000 9,542,532
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 981,241
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,431,506
State of California ,
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 15,664,886
GO, Refunding, 5%, 8/01/30 ......................................... 10,000,000 11,167,505
138,095,061
Colorado 3.2%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,319,241
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,517,643
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 786,268
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 859,746
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/31 ....................................................... 1,000,000 1,227,268
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 919,037
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,222,439
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,341,346
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 5,000,000 5,917,048
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 10,012,834

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 $ 2,250,000 $ 2,475,877
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,370,903
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,368,882
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 6,494,721
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 5,309,015
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,354,557
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
34,470,000 41,172,002
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 14,649,739
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 1,150,330
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/34 ........ 1,400,000 1,570,983
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 517,046
111,556,925
Connecticut 2.1%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 3,176,190
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 3,174,103
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 2,500,000 2,816,750
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 5,823,551
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 270,736
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 5,139,435
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 850,192
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 758,362
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 878,846
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 666,025
c
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 224,883
c
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 286,805
State of Connecticut ,
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,729,874
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 2,056,924
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,716,294
GO, 2021 B, 3%, 6/01/37 ............................................ 8,620,000 8,839,081
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,530,836
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 3,995,341
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,861,969
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,319,751
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,483,091
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,689,775
71,288,814
Florida 8.5%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... 5,000,000 6,116,536
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 1,954,896
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 4,205,456
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,863,364
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. 6,000,000 6,146,263

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Broward County, (continued)
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. $ 6,325,000 $ 6,477,688
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,185,184
d
Capital Trust Agency, Inc. ,
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 5,345,000 5,243,071
Revenue, 144A, 2021 A-2, 5.1%, 12/01/31 ............................... 1,850,000 1,774,835
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 855,000 834,667
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 250,046
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 6,390,401
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,767,373
City of Jacksonville ,
Revenue, 2012 A, Refunding, 5%, 10/01/28 .............................. 6,000,000 6,144,843
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,827,775
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/40 ........................................................ 2,500,000 2,613,499
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 B-1, 2%, 1/01/29 4,300,000 4,066,813
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,661,949
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,809,270
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,580,010
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 781,651
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 557,302
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,190,078
County of Lee ,
Airport, Revenue, 2021 A, Refunding, 5%, 10/01/30 ........................ 10,000,000 12,098,534
Airport, Revenue, 2021 A, Refunding, 5%, 10/01/31 ........................ 6,000,000 7,366,925
County of Miami-Dade ,
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ................. 2,250,000 2,282,836
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/25 ................. 3,000,000 3,043,782
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/26 ................. 4,000,000 4,058,376
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/27 ................. 4,000,000 4,058,375
Transit System, Revenue, 2019, Refunding, 4%, 7/01/35 .................... 13,890,000 15,782,447
Water & Sewer System, Revenue, 2013 B, Pre-Refunded, 5%, 10/01/27 ........ 15,000,000 15,930,285
County of Palm Beach , Water & Sewer , Revenue , 2013 , Pre-Refunded , 5% , 10/01/28
1,240,000 1,316,904
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 ......................... 1,000,000 1,188,797
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 18,500,299
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,516,396
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 194,052
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 314,357
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 256,476
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 266,649
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 271,618
JEA Water & Sewer System ,
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/26 ........................... 1,530,000 1,646,624
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,569,188

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System, (continued)
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/27 ........................... $ 5,375,000 $ 5,784,707
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,527,089
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/29 ........................... 1,265,000 1,361,424
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,295,947
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 20,552,955
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
A-1 , Refunding , 4% , 4/01/37 ......................................... 5,000,000 5,605,349
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,398,214
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,147,546
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,278,728
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,634,565
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,257,200
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 2,060,663
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013 B , Pre-Refunded , AGMC Insured , 5% , 7/01/24 ................ 14,650,000 15,420,186
Palm Beach County Health Facilities Authority , Baptist Health South Florida Obligated
Group , Revenue , 2019 , 4% , 8/15/49 .................................... 11,895,000 12,897,207
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,484,048
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/31 ...................................................... 500,000 489,760
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 12,795,144
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 12,855,000 14,355,753
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,578,393
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,164,091
295,194,859
Georgia 2.0%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,463,539
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,437,722
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 5,750,741
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 8,016,614
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,562,063
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 1,150,000 1,290,093
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 815,000 913,371
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 725,000 811,763
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 1,140,000 1,275,044
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,675,000 1,871,738
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,175,526
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 4,831,583
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,292,756
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,302,096
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 2,019,212
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,428,454

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ $ 2,000,000 $ 2,308,698
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,152,296
Main Street Natural Gas, Inc. , Revenue , 2021 C , 4% , 12/01/25 .................
1,000,000 1,078,875
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,184,044
Revenue, 2019 A, 5%, 1/01/31 ........................................ 1,300,000 1,534,574
Revenue, 2019 A, 5%, 1/01/32 ........................................ 1,250,000 1,472,695
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,174,440
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 589,173
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 566,771
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,225,935
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 818,795
70,548,611
Hawaii 0.9%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 21,695,000 23,561,833
GO, EO, Pre-Refunded, 5%, 8/01/28 ................................... 3,305,000 3,599,291
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 4,890,180
32,051,304
Illinois 5.4%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 5,560,000 6,218,428
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,798,129
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,592,169
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,216,604
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,838,430
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 2,087,943
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 6,817,885
City of Chicago ,
GO, 1999, NATL Insured, Zero Cpn., 1/01/31 ............................. 4,350,000 3,473,243
GO, 2003 B, Refunding, 5%, 1/01/26 ................................... 1,795,000 1,950,942
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 4,000,000 4,553,549
GO, 2020 A, Refunding, 5%, 1/01/29 ................................... 2,500,000 2,872,266
City of Galesburg ,
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/36 ................... 1,125,000 1,230,729
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/41 ................... 1,475,000 1,589,079
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 4% , 11/15/40 ...........
5,250,000 5,883,310
b
Illinois Development Finance Authority , Waste Management, Inc. , Revenue , 2019 ,
Mandatory Put , 0.4% , 11/01/22 ....................................... 5,000,000 4,969,987
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/41 14,200,000 16,057,063
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/28 ......... 1,065,000 1,172,958
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/29 ......... 1,100,000 1,216,517
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/30 ......... 1,310,000 1,454,878
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/31 ......... 1,095,000 1,211,586
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 2,037,655
Metropolitan Pier & Exposition Authority ,
c
Revenue, 2022 A, Refunding, 3%, 6/15/25 ............................... 2,000,000 2,056,279
Revenue, B, Pre-Refunded, 5%, 6/15/23 ................................ 600,000 607,304

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. $ 400,000 $ 445,297
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 2,299,443
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
3,500,000 3,926,347
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 18,763,778
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 6,057,199
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,115,382
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 3,015,000 3,407,664
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,533,646
GO, 2017 C, 5%, 11/01/29 ........................................... 5,675,000 6,487,435
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 789,990
GO, 2017 D, 5%, 11/01/27 ........................................... 1,500,000 1,725,116
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 1,500,000 1,752,160
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,310,621
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,875,000 2,154,011
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,282,112
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,324,759
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 1,103,302
GO, 2020, 5.5%, 5/01/30 ............................................ 6,550,000 7,912,085
GO, 2020, 5.5%, 5/01/39 ............................................ 3,700,000 4,419,426
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 8,828,844
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,313,723
GO, 2021 B, 4%, 12/01/39 ........................................... 2,500,000 2,712,042
Sales Tax, Revenue, 2021 A, 4%, 6/15/25 ............................... 5,000,000 5,374,339
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/26 ............. 2,500,000 2,828,119
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/27 ............. 6,000,000 6,888,652
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/28 ............. 5,000,000 5,814,960
d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 6,275,425
186,752,810
Indiana 1.1%
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,534,009
Indiana Finance Authority ,
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/26 .. 1,065,000 1,087,717
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/27 .. 1,150,000 1,173,358
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/28 .. 1,235,000 1,256,588
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/29 .. 1,330,000 1,346,817
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/30 .. 1,425,000 1,437,436
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 2,793,882
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 11,705,192
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/41 .......................................... 15,265,000 17,262,807
39,597,806
Iowa 0.8%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 2,148,239
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,287,952
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,418,425
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,540,858
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,484,028
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 2,927,249
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 3,069,537
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 9,096,518

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Tobacco Settlement Authority, (continued)
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... $ 1,500,000 $ 1,595,342
27,568,148
Kansas 0.2%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,708,073
Kentucky 1.0%
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 4%, 10/01/29 .............................. 1,355,000 1,539,117
Revenue, 2021 A, Refunding, 4%, 10/01/30 .............................. 1,410,000 1,616,734
Revenue, 2021 A, Refunding, 4%, 10/01/31 .............................. 1,470,000 1,698,461
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,180,858
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,709,400
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,765,916
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,881,214
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,172,864
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,378,463
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 2,938,942
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,508,500
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,321,995
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 6,319,370
34,031,834
Louisiana 2.8%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,492,229
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,269,489
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,578,070
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
7,000,000 8,046,848
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,702,260
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 3,942,131
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,258,979
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 10,302,581
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 1,921,849
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 3.75%, 10/01/38 4,592,712 4,367,428
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B, 5.25%, 10/01/32 5,350,000 5,234,838
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 11,381
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,401,968
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 5,691
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,121,520
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 17,072
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,667,424
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,167,795

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 $ 2,000,000 $ 2,323,657
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,601,980
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 2,012,359
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 2,014,377
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,295,736
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 5,748,163
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,417,821
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,765,090
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,526,210
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,187,531
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,773,806
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,262,335
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,183,190
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 3,248,132
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,895,442
98,765,382
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,228,887
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 1,132,509
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,299,512
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 3,029,696
6,690,604
Maryland 2.6%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,161,486
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,406,051
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,410,648
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,741,854
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 7,498,565
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 6,852,414
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 3,070,886
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,422,759
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,533,161
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 2,067,959
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,353,041
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,619,572
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 8,319,002
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 5,170,119
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 515,883
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 334,554
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 9,926,286
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 8,622,482
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/28 ............... 1,000,000 1,160,929
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/29 ............... 1,340,000 1,573,619
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/30 ............... 2,810,000 3,336,436
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/31 ............... 1,480,000 1,777,246

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/32 ............... $ 1,550,000 $ 1,851,464
89,726,416
Massachusetts 3.5%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 8,393,297
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 6,715,021
Massachusetts Clean Energy Cooperative Corp. ,
Revenue, 2021, Refunding, 2.135%, 7/01/29 ............................. 5,000,000 4,881,506
Revenue, 2021, Refunding, 2.235%, 7/01/30 ............................. 6,420,000 6,265,282
Massachusetts Clean Water Trust (The) ,
Revenue, 17 A, 5%, 2/01/24 .......................................... 9,380,000 9,729,208
Revenue, 17 A, 5%, 2/01/25 .......................................... 9,750,000 10,117,009
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 12,323,390
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 185,961
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 587,155
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 555,396
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 647,333
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 554,274
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 5,044,089
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 5,290,478
Massachusetts School Building Authority ,
Revenue, 2012 B, Pre-Refunded, 5%, 8/15/27 ............................ 235,000 239,546
Revenue, 2012 B, Pre-Refunded, 5%, 8/15/27 ............................ 5,765,000 5,879,192
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/25 ................... 1,870,000 1,906,609
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 504,576
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 8,400,621
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 16,379,546
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 11,878,177
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. 5,000,000 5,900,555
122,378,221
Michigan 2.1%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,666,159
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,121,059
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,290,366
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,630,208
Michigan Finance Authority ,
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/24 ...... 12,000,000 12,298,924
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,117,236
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 9,299,096
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/31 ............. 5,100,000 5,750,374
Michigan Finance Authority, Revenue, 2008 C, 5%, 12/01/32 ................. 1,115,000 1,302,494
Michigan Finance Authority, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 ...... 135,000 160,314
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 3,157,228

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority, (continued)
Trinity Health Corp. Obligated Group, Revenue, 2012 MI, Refunding, 5%, 12/01/24 $ 8,000,000 $ 8,087,990
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,558,818
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,881,322
d
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
144A, 2017 E , Refunding , 4% , 12/01/27 ................................. 10,785,000 11,921,101
74,242,689
Mississippi 0.3%
Mississippi Home Corp. ,
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 8,143,623 7,286,884
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
3.65%, 6/01/33 .................................................. 101,412 95,892
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 400,000 366,565
d
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 144A,
2021 E-8, 5.5%, 6/01/36 ........................................... 2,540,000 2,469,245
10,218,586
Missouri 1.2%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 14,914,765
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,555,935
Revenue, 2014 A, Refunding, 5%, 1/01/28 ............................... 4,500,000 4,920,981
Revenue, 2014 A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,422,238
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 3,012,717
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,390,427
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,725,163
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,507,428
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 2,184,937
40,634,591
Nebraska 0.1%
Nebraska Public Power District , Revenue , 2021 C , Refunding , 5% , 1/01/24 ........
4,500,000 4,814,953
Nevada 0.2%
Washoe County School District , GO , 2012 A , Refunding , 5% , 6/01/25 ............
6,130,000 6,196,029
New Hampshire 0.2%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... 7,930,000 8,020,239
New Jersey 4.2%
Hudson County Improvement Authority ,
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/22 . 5,220,000 5,359,492
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/23 . 5,375,000 5,731,090
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/24 . 2,050,000 2,260,733
New Jersey Economic Development Authority ,
Revenue, 1997 A, NATL Insured, 7.425%, 2/15/29 ......................... 12,675,000 15,504,093
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,161,066
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,653,110
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,600,678
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/32 ............... 420,000 500,937
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 810,819

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... $ 545,000 $ 649,218
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 671,884
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 1,048,053
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,257,065
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,412,803
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 2,000,000 2,052,466
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 A, AGMC Insured, 5.5%, 12/15/22 ......................... 11,465,000 11,888,024
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 2,000,000 2,197,092
Revenue, 2020 AA, 4%, 6/15/36 ....................................... 4,000,000 4,382,991
c
Revenue, 2022 A, 4%, 6/15/40 ........................................ 10,000,000 10,907,661
c
Revenue, 2022 A, 4%, 6/15/42 ........................................ 7,000,000 7,591,005
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 2,023,370
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 313,918
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 384,605
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 386,789
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 388,103
GO, 2021, Refunding, BAM Insured, 5%, 7/15/30 .......................... 200,000 246,882
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... 400,000 502,216
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... 430,000 538,838
Rutgers State University of New Jersey (The) ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ 5,000,000 5,235,980
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/27 ............................ 16,100,000 16,859,856
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 7,000,000 8,098,383
GO, 2020 A, 3%, 6/01/32 ............................................ 20,870,000 22,041,852
146,661,072
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 12,680,026
New York 10.5%
City of New York ,
GO, 2013 D, 5%, 8/01/27 ............................................ 10,000,000 10,366,135
GO, 2013 I, 5%, 8/01/24 ............................................. 10,200,000 10,760,150
GO, 2014 G, 5%, 8/01/22 ............................................ 8,000,000 8,144,171
GO, 2014 G, 5%, 8/01/23 ............................................ 6,860,000 7,243,708
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,211,290
GO, 2015 C, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,047,366
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,276,450
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,408,302
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 4,199,961
GO, 2021 C, 4%, 8/01/36 ............................................ 5,000,000 5,659,864
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 11,446,376
County of Nassau ,
GO, 2021 A, AGMC Insured, 4%, 4/01/48 ................................ 7,140,000 8,065,856
GO, 2021 A, AGMC Insured, 4%, 4/01/49 ................................ 7,960,000 8,985,064
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/23 .......... 6,235,000 6,276,125
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/24 .......... 8,000,000 8,058,957

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority , Revenue , 2012 B , 5% , 9/01/26 ...................
$ 5,000,000 $ 5,100,387
Metropolitan Transportation Authority ,
Revenue, 2012 F, Refunding, 5%, 11/15/25 .............................. 25,000,000 25,664,340
Revenue, 2013 A, Pre-Refunded, 5%, 11/15/27 ........................... 3,500,000 3,670,673
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 8,388,038
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 23,584,879
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,658,074
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,444,623
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 2,150,893
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,683,564
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,203,565
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 6,045,000 6,676,845
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,148,548
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,172,469
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 10,000,000 9,830,352
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,554,472
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 9,359,636
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,351,528
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,589,788
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,194,384
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 220,000 220,810
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 8,391,977
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 11,030,651
State of New York Personal Income Tax, Revenue, 2012 A, Refunding, 5%, 12/15/27 10,000,000 10,336,314
State of New York Personal Income Tax, Revenue, 2014 E, Refunding, 5%, 2/15/30 5,000,000 5,503,898
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 7,934,397
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 6,050
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 11,995,648
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 11,994,813
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/24 ............ 7,000,000 7,062,119
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2013 D, 5%, 3/15/24 ......... 10,000,000 10,413,783
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 6,118,007
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 525,760
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 466,892
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 233,016
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,416,827
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 2,988,871
Revenue, 2014, 5%, 9/01/35 ......................................... 20,000 23,859
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,566,275
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,412,097
Triborough Bridge & Tunnel Authority , Revenue , B , Refunding , 5% , 11/15/30 .......
8,960,000 10,458,567
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,540,561
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,554,583
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 4,175,000 5,090,702
363,863,310

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina 0.6%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
$ 10,000,000 $ 11,207,748
County of Buncombe , Revenue , A , 5% , 6/01/28 .............................
5,000,000 5,402,869
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 136,570
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 334,470
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 510,510
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 575,125
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 407,291
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 725,000 704,144
19,278,727
North Dakota 0.2%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/29 .. 1,600,000 1,918,074
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/30 .. 1,600,000 1,943,190
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/31 .. 1,300,000 1,598,795
5,460,059
Ohio 3.4%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 2%, 6/01/27 .................. 1,475,000 1,439,922
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 7,000,000 7,356,154
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,322,377
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 6,717,415
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 8,329,797
City of Cincinnati ,
GO, 2014 A, Pre-Refunded, 5%, 12/01/25 ............................... 2,000,000 2,022,048
GO, 2014 A, Pre-Refunded, 5%, 12/01/27 ............................... 2,000,000 2,022,048
GO, 2014 A, Pre-Refunded, 5%, 12/01/28 ............................... 2,350,000 2,375,906
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,186,579
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,423,372
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 6,744,502
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 6,869,981
County of Hamilton ,
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/24 .................. 2,500,000 2,667,262
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/25 .................. 2,400,000 2,559,707
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/26 .................. 4,000,000 4,261,140
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/27 .................. 5,000,000 5,323,730
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/28 .................. 3,000,000 3,193,160
Kent State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/23 ............................ 1,200,000 1,208,844
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/24 ............................ 1,500,000 1,511,055
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/25 ............................ 1,500,000 1,511,054
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/26 ............................ 1,600,000 1,611,791
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 6,845,000 7,270,460
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 6,963,993
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 11,689,758
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,408,078
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,192,897
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 996,946
117,179,976

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 3.3%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ $ 5,000,000 $ 5,207,243
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,356,150
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 6,229,932
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,451,150
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 3,021,231
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 5,064,074
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 5,291,719
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,343,968
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 974,368
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,579,504
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 475,379
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 172,132
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 388,162
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 728,608
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 331,422
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 2,146,121
Port of Portland , Airport , Revenue , Twenty-Seven A , 5% , 7/01/34 ................
9,110,000 10,958,592
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 11,392,146
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,557,868
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 10,853,947
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/27 ....................................................... 3,000,000 3,300,660
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/28 ....................................................... 3,500,000 3,850,770
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 16,000,000 18,163,770
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, B, Pre-Refunded, 5%, 6/15/28 ..................................... 5,000,000 5,429,830
GO, B, Pre-Refunded, 5%, 6/15/29 ..................................... 7,500,000 8,144,746
115,413,492
Pennsylvania 3.5%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 6,042,481
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 692,231
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. 600,000 702,981
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 831,938
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 812,461
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 6,776,958
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,236,444
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,848,586
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,456,564

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
$ 13,375,000 $ 14,224,342
Delaware Valley Regional Finance Authority , Revenue , 1998 A , AMBAC Insured , 5.5% ,
8/01/28 ......................................................... 7,000,000 8,534,903
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 5,749,717
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,276,820
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,548,636
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 2,119,031
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,753,917
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,640,250
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 4,126,449
b
Waste Management Obligated Group, Revenue, 2009, Mandatory Put, 0.95%,
12/01/26 ....................................................... 3,000,000 2,837,032
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,307,998
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 6,750,000 6,433,951
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 8,429,370
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 6,503,226
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,699,771
Philadelphia Authority for Industrial Development ,
City of Philadelphia, Revenue, 1999 B, AMBAC Insured, Zero Cpn., 4/15/24 ...... 5,500,000 5,259,934
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 226,154
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 346,683
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,332,043
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,692,277
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 2,401,774
119,844,922
Rhode Island 0.2%
State of Rhode Island ,
GO, 2019 C, 5%, 1/15/32 ............................................ 4,500,000 5,468,109
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,738,195
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 685,482
7,891,786
South Carolina 2.4%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/22 ........ 2,555,000 2,591,684
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/23 ........ 2,695,000 2,733,876
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/24 ........ 2,825,000 2,865,751
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/25 ........ 2,965,000 3,007,771
County of Berkeley ,
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/25 .......... 3,665,000 3,846,806
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/26 .......... 1,700,000 1,784,330
County of Richland ,
International Paper Co., Revenue, 2014 A, Refunding, 3.875%, 4/01/23 ......... 10,000,000 10,286,361
d
Village at Sandhill Improvement District, Special Assessment, 144A, 2021,
Refunding, 3.625%, 11/01/31 ....................................... 1,000,000 953,138
South Carolina Jobs-Economic Development Authority ,
d
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,600,000 6,175,954
d
Revenue, 144A, 2021 A-2, 5.3%, 12/01/29 ............................... 1,805,000 1,761,776
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 7,400,000 6,916,826

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/33 ...... $ 6,000,000 $ 7,000,150
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 2,900,664
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. 20,280,000 24,202,560
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,125,387
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 865,286
d
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,246,753
82,265,073
South Dakota 0.1%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... 1,500,000 1,582,894
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 1,090,789
2,673,683
Tennessee 0.7%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,781,642
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,180,858
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,474,727
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 1,101,061
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2013, Pre-Refunded, 5%, 7/01/26 ................. 1,675,000 1,764,204
Water & Sewer, Revenue, 2013, Pre-Refunded, 5%, 7/01/27 ................. 1,800,000 1,895,862
b
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 4,000,000 4,814,953
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 9,210,202
23,223,509
Texas 8.6%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 1,060,305
Central Texas Regional Mobility Authority , Revenue, Senior Lien , 2021 B , 5% , 1/01/46
3,500,000 4,198,241
City of Austin ,
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/26 ......... 4,835,000 4,979,514
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/27 ......... 4,000,000 4,118,407
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,236,924
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,775,281
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 2,954,400
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,180,003
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,141,972
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,140,905
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... 6,000,000 6,021,841
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 6,814,492
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,412,572
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. 3,250,000 3,843,293
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,316,105
City of San Antonio ,
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 11,806,517
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,427,829
Electric & Gas Systems, Revenue, Junior Lien, 2021 A, Refunding, 5%, 2/01/46 ... 7,500,000 9,136,276

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... $ 500,000 $ 472,005
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 122,469
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 74,309
County of Williamson , GO , 2012 , Refunding , 5% , 2/15/23 .....................
6,235,000 6,255,991
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,321,614
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,233,283
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 918,682
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 865,016
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 521,695
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 695,488
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 752,189
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 694,512
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 747,175
El Paso Independent School District ,
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/27 ...................... 5,460,000 5,953,920
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/28 ...................... 2,500,000 2,726,154
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 2,983,597
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 2,984,582
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 144,132
GO, 2021, 2%, 9/01/29 ............................................. 155,000 142,230
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,975,000 3,668,929
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,323,657
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/28 ..... 2,200,000 2,609,612
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,418,170
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,197,605
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,197,605
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/28 ............... 2,000,000 2,197,605
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,468,592
Northwest Independent School District ,
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,334,507
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 7,771,872
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 12,039,887
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 10,854,848
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 5,603,840
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 689,479
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... 2,435,000 2,631,449
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 2,000,000 2,157,590
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,599,463
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,342,403
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,127,354
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,063,502
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,151,276

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, (continued)
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ $ 9,750,000 $ 11,580,160
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 7,250,000 8,843,401
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,250,000 2,781,991
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/23 ....... 20,000,000 20,895,388
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/24 ....... 20,000,000 21,560,998
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/25 ....... 20,000,000 21,586,814
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 14,862,935
d
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.875% , 9/01/31 .............................................. 281,000 262,894
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/29 ..................................... 290,000 278,523
GO, Sub. Lien, 2021, 2.25%, 8/15/31 ................................... 300,000 288,352
GO, Sub. Lien, 2021, 3%, 8/15/33 ..................................... 315,000 317,276
GO, Sub. Lien, 2021, 3%, 8/15/35 ..................................... 335,000 335,762
GO, Sub. Lien, 2021, 3%, 8/15/37 ..................................... 355,000 353,801
298,571,460
Utah 0.1%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 .............
3,000,000 3,421,361
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 442,921
3,864,282
Virginia 3.2%
City of Norfolk ,
Water, Revenue, 2012, 5%, 11/01/24 ................................... 95,000 95,686
Water, Revenue, 2012, 5%, 11/01/25 ................................... 90,000 90,648
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 11,338,607
Virginia College Building Authority , Revenue , 2015 D , 5% , 2/01/25 ...............
7,405,000 8,187,301
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 10,016,716
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,191,629
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 13,352,064
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,857,136
Virginia Resources Authority ,
Clean Water Revolving Fund, Revenue, 2014 B, Refunding, 5%, 10/01/26 ....... 26,155,000 28,658,583
Clean Water Revolving Fund, Revenue, 2015, Refunding, 5%, 10/01/28 ......... 11,950,000 13,509,176
Virginia Small Business Financing Authority ,
e
Capital Beltway Express LLC, Revenue, Sub. Lien, FRN, 2022, Refunding, 2%,
12/31/23 ....................................................... 7,700,000 7,702,403
c
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/32 ........................................................ 2,500,000 2,742,092
c
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/32 ........................................................ 2,000,000 2,193,686
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/35 .................................................... 3,000,000 3,516,006
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/36 .................................................... 3,000,000 3,335,840
110,787,573
Washington 4.9%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,650,996
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 5,943,961

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
City of Seattle, (continued)
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. $ 2,995,000 $ 3,232,739
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,395,824
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 5,885,086
County of King ,
GO, 2021 C, 0.61%, 12/01/23 ........................................ 7,130,000 7,027,419
GO, 2021 C, 1.01%, 12/01/24 ........................................ 9,405,000 9,230,007
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,303,160
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,302,003
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 2,058,304
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,299,723
Sewer, Revenue, 2014 B, Pre-Refunded, 5%, 7/01/29 ...................... 2,600,000 2,824,142
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014 A, Refunding, 5%, 7/01/22 ...... 3,250,000 3,297,869
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 8,528,139
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,688,315
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,359,571
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 7,066,147
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 6,353,804
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 11,553,576
GO, R-2015B, Refunding, 5%, 7/01/25 .................................. 29,370,000 31,923,204
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 2,620,000 3,091,027
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,335,092
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 4,394,717
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,776,662
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,650,856
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,446,551
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 6,037,150
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,181,306
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,268,597
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,213,892
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,211,689
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,209,730
d
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/35 440,000 459,010
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,568,492
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,830,104
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,731,019
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,925,852 7,223,407
d
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 B, 5.3%, 1/01/30 . 1,300,000 1,266,880
169,820,170
West Virginia 0.3%
State of West Virginia , GO , 2019 A , 5% , 12/01/36 ...........................
9,700,000 11,841,533

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.7%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
$ 4,600,000 $ 4,730,752
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,377,652
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 670,006
d
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 18,100,000 18,016,727
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 1,219,765
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 306,933
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... 200,000 214,588
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 213,956
d
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 5,600,000 5,374,779
d
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 B, 5.75%,
12/01/27 ....................................................... 2,065,000 2,054,416
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,369,808
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/27 ........................................... 195,000 215,603
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/28 ........................................... 250,000 277,749
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/29 ........................................... 320,000 356,227
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/30 ........................................... 265,000 296,592
b,d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 9,267,560
Wisconsin Department of Transportation , Revenue , 2017-2 , Refunding , 5% , 7/01/31 .
5,000,000 5,869,812
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 679,225
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,130,815
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 677,899
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 677,115
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/28 .................................................... 375,000 395,116
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/29 .................................................... 390,000 411,691
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/30 .................................................... 405,000 426,123
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/37 .................................................... 1,460,000 1,505,524
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,804,817
60,541,250
U.S. Territories 0.6%
District of Columbia 0.5%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,684,658
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 5,830,829
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 6,695,893
16,211,380

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority , Revenue , CC , Refunding , AGMC
Insured , 5.5% , 7/01/29 .............................................. $ 1,000,000 $ 1,067,073
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 518,331
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/30 .. 550,000 663,446
2,248,850
Total U.S. Territories .................................................................... 18,460,230
Total Municipal Bonds (Cost $3,303,363,948) ...................................
3,358,959,921
Total Long Term Investments (Cost $3,371,992,260) .............................
3,424,400,221
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Arizona 0.0%
†
f
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.06% , 2/01/48 400,000 400,000
California 0.5%
f
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 0.03% , 5/15/48 ..
17,400,000 17,400,000
New York 0.1%
f
New York City , Water & Sewer System , Revenue , 2014 AA-4 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 0.08% , 6/15/49 ........................... 4,200,000 4,200,000
North Carolina 0.1%
f
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2007 C , Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.06% , 1/15/37 ................................................... 1,700,000 1,700,000
Ohio 0.0%
†
f
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010 C , LOC Bank of
Montreal , Daily VRDN and Put , 0.08% , 6/01/34 ........................... 500,000 500,000
Total Municipal Bonds (Cost $24,200,000) ......................................
24,200,000
Total Short Term Investments (Cost $24,200,000 ) ................................
24,200,000
a
Total Investments (Cost $3,396,192,260) 99.4% ..................................
$3,448,600,221
Other Assets, less Liabilities 0.6% .............................................
21,716,107
Net Assets 100.0% ...........................................................
$3,470,316,328

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
See Abbreviations on page 196 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $123,714,636, representing 3.6% of net assets.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.56 $10.59 $10.35 $10.27
Income from investment operations
c
:
Net investment income
d
...................................... 0.07 0.11 0.15 0.07
Net realized and unrealized gains (losses) ........................ (0.22) (0.03) 0.25 0.08
Total from investment operations ................................. (0.15) 0.08 0.40 0.15
Less distributions from:
Net investment income ....................................... (0.07) (0.11) (0.16) (0.07)
Net asset value, end of year .................................... $10.34 $10.56 $10.59 $10.35
Total return
e
................................................ (1.39)% 0.75% 3.88% 1.49%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.80% 0.81% 0.81% 0.83%
Expenses net of waiver and payments by affiliates
g
................... 0.65% 0.64% 0.64% 0.65%
Net investment income ........................................ 0.70% 1.01% 1.42% 1.23%
Supplemental data
Net assets, end of year (000’s) .................................. $345,670 $294,622 $158,939 $103,864
Portfolio turnover rate ......................................... 33.22% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.57 $10.60 $10.36 $10.29 $10.37
Income from investment operations
b
:
Net investment income
c
......................... 0.09 0.12 0.16 0.14 0.09
Net realized and unrealized gains (losses) ........... (0.22) (0.03) 0.25 0.08 (0.09)
Total from investment operations .................... (0.13) 0.09 0.41 0.22 —
Less distributions from:
Net investment income .......................... (0.09) (0.12) (0.17) (0.15) (0.08)
Net asset value, end of year ....................... $10.35 $10.57 $10.60 $10.36 $10.29
Total return
d
................................... (1.29)% 0.85% 3.99% 2.11% 0.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.71% 0.71% 0.73% 0.71%
Expenses net of waiver and payments by affiliates ....... 0.55%
e
0.55%
e
0.54%
e
0.55%
e
0.63%
Net investment income ........................... 0.81% 1.14% 1.52% 1.33% 0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $413,869 $468,057 $518,898 $582,767 $687,197
Portfolio turnover rate ............................ 33.22% 19.85% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.56 $10.59 $10.35 $10.28 $10.37
Income from investment operations
c
:
Net investment income
d
......................... 0.10 0.14 0.18 0.16 0.07
Net realized and unrealized gains (losses) ........... (0.22) (0.03) 0.25 0.07 (0.10)
Total from investment operations .................... (0.12) 0.11 0.43 0.23 (0.03)
Less distributions from:
Net investment income .......................... (0.10) (0.14) (0.19) (0.16) (0.06)
Net asset value, end of year ....................... $10.34 $10.56 $10.59 $10.35 $10.28
Total return
e
................................... (1.12)% 1.03% 4.18% 2.29% (0.32)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.54% 0.54% 0.55% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.37%
g
0.37%
g
0.36%
g
0.36%
g
0.44%
Net investment income ........................... 0.98% 1.30% 1.70% 1.52% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $86,417 $70,227 $51,952 $47,182 $51,656
Portfolio turnover rate ............................ 33.22% 19.85% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.57 $10.60 $10.35 $10.29 $10.37
Income from investment operations
b
:
Net investment income
c
......................... 0.10 0.13 0.17 0.15 0.10
Net realized and unrealized gains (losses) ........... (0.22) (0.02) 0.27 0.07 (0.08)
Total from investment operations .................... (0.12) 0.11 0.44 0.22 0.02
Less distributions from:
Net investment income .......................... (0.10) (0.14) (0.19) (0.16) (0.10)
Net asset value, end of year ....................... $10.35 $10.57 $10.60 $10.35 $10.29
Total return .................................... (1.05)% 1.00% 4.14% 2.16% 0.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.56% 0.56% 0.58% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.40%
d
0.40%
d
0.39%
d
0.40%
d
0.48%
Net investment income ........................... 0.95% 1.26% 1.67% 1.48% 0.99%
Supplemental data
Net assets, end of year (000’s) ..................... $542,557 $517,221 $291,452 $274,316 $247,708
Portfolio turnover rate ............................ 33.22% 19.85% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Shares
a
Value
a
Management Investment Companies 2.4%
Capital Markets 2.4%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 1,300,000 $ 33,826,000
Total Management Investment Companies (Cost $33,900,950) ....................
33,826,000
Principal
Amount
a a a a
b
Senior Floating Rate Interests 0.4%
Equity Real Estate Investment Trusts (REITs) 0.3%
c,d
Centennial Gardens LP , Delayed Draw Term Loan , 1.8% , (3-month USD LIBOR +
1 . 6%), 7 / 27 /24 .................................................... $ 4,146,717 4,146,717
Real Estate Management & Development 0.1%
c,d
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 1.8% , (3-month USD LIBOR +
1 . 6%), 7 / 26 / 24 .................................................... 1,230,754 1,230,754
Total Senior Floating Rate Interests (Cost $5,377,471) ...........................
5,377,471
Municipal Bonds 82.4%
Alabama 2.9%
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, 4%, 6/01/22 ............................... 340,000 342,696
Revenue, 2021 A, Refunding, 4%, 12/01/22 .............................. 490,000 500,821
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 413,934
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 422,584
e
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 20,000,000 21,584,192
e
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 3,891,902
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,741,257
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/22 ....................................... 355,000 360,997
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 467,766
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 767,102
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/22 ........... 1,445,000 1,488,077
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/24 ........... 1,500,000 1,639,603
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/26 ........... 1,030,000 1,182,229
40,803,160
Alaska 0.8%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 11,097,618
Arizona 1.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,065,067
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,084,798
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.4%, 7/01/22 ........... 175,000 174,621
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.8%, 7/01/24 ........... 450,000 443,166
e
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 1% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 17,079,254
19,846,906
California 3.1%
California Community Choice Financing Authority ,
Revenue, 2021 B-1, 4%, 8/01/25 ...................................... 535,000 578,787
Revenue, 2021 B-1, 4%, 2/01/26 ...................................... 850,000 926,951

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community Choice Financing Authority, (continued)
Revenue, 2021 B-1, 4%, 8/01/26 ...................................... $ 325,000 $ 357,625
Revenue, 2021 B-1, 4%, 8/01/27 ...................................... 400,000 445,409
Revenue, 2021 B-1, 4%, 2/01/28 ...................................... 375,000 419,721
Revenue, 2021 B-1, 4%, 8/01/28 ...................................... 470,000 529,405
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/22 ..................... 400,000 402,778
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/23 ..................... 400,000 411,793
e
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 13,580,355
e
California Municipal Finance Authority , Republic Services, Inc. , Revenue , 2021 A ,
Refunding , Mandatory Put , 0.3% , 4/01/22 ................................ 7,500,000 7,496,104
California Statewide Communities Development Authority ,
e
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 3,058,923
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,504,475
Mount San Antonio Community College District , GO , 2017 , ETM, Zero Cpn ., 4/01/22 .
10,000,000 9,995,735
San Diego County Regional Airport Authority , Revenue , 2021 C , Refunding , 0.454% ,
7/01/22 ......................................................... 1,500,000 1,498,722
43,206,783
Colorado 1.9%
Denver City & County School District No. 1 , GO , 2012 B , 4% , 12/01/27 ...........
7,480,000 7,648,593
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
14,770,000 17,641,731
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 425,958
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 323,040
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 354,244
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 441,560
26,835,126
Connecticut 0.0%
†
f
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/23 ... 175,000 183,126
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 187,688
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 187,012
557,826
Delaware 0.4%
e
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,865,722
Florida 2.0%
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/24 ......................................................... 215,000 218,486
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,897,954
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 5,087,781
e
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2021 A ,
Mandatory Put , 0.3% , 7/01/22 ........................................ 2,150,000 2,147,361
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,123,742
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/22 ................................ 1,615,000 1,643,559
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,813,458

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Jacksonville Transportation Authority, (continued)
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ $ 1,805,000 $ 1,959,869
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 2,009,513
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,221,489
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Pre-Refunded , AGMC Insured , 5% , 7/01/24 ................. 4,000,000 4,057,701
River Hall Community Development District ,
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/22 ..................... 190,000 190,418
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/23 ..................... 175,000 177,223
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ..................... 235,000 239,247
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ..................... 180,000 183,323
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ..................... 220,000 223,099
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
2.875% , 7/01/25 ................................................... 3,000,000 3,015,546
28,209,769
Georgia 4.6%
e
Atlanta Urban Residential Finance Authority ,
Hollywood Shawnee Housing Partners LP, Revenue, 2021 A, Mandatory Put, 0.24%,
1/01/23 ........................................................ 1,250,000 1,240,935
g
Hollywood Shawnee Housing Partners LP, Revenue, 144A, 2021 B, Mandatory Put,
1.35%, 1/01/23 .................................................. 2,600,000 2,599,354
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,714,315
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,675,390
e
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,000,000 1,938,608
e , g
Housing Authority of Clayton County Facilities Holding Co. LLC (The) , Riverwood
Housing Partners LP , Revenue , 144A, 2021 B , Mandatory Put , 1.4% , 4/01/23 ..... 2,000,000 1,998,946
e
Macon-Bibb County Housing Authority , Green Meadows Housing Partners LP ,
Revenue , 2021 A , Mandatory Put , 0.25% , 10/01/22 ........................ 2,150,000 2,141,775
Main Street Natural Gas, Inc. ,
e
Revenue, 2018 A, Mandatory Put, 4%, 9/01/23 ............................ 10,025,000 10,406,360
Revenue, 2021 C, 4%, 12/01/22 ....................................... 500,000 510,588
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 755,854
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 780,234
e,g
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 10,000,000 10,863,565
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018 A , Refunding , 3% , 7/01/23
11,000,000 11,295,714
Private Colleges & Universities Authority ,
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/22 ...... 300,000 307,171
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/23 ...... 300,000 317,777
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/24 ...... 400,000 433,392
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/25 ...... 425,000 471,928
State of Georgia , GO , 2016 A , 5% , 2/01/23 ................................
12,375,000 12,846,612
63,298,518
Hawaii 2.1%
State of Hawaii , GO , EF , Pre-Refunded , 5% , 11/01/23 ........................
10,000,000 10,282,193
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 4,040,000 4,423,467
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 5,165,000 5,825,350
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 7,225,000 8,367,148
28,898,158

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 8.5%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
$ 1,000,000 $ 1,063,130
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 383,457
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 561,752
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 632,252
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,538,168
City of Chicago ,
GO, 2015 C, Refunding, 5%, 1/01/25 ................................... 1,900,000 2,065,299
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 3,100,000 3,529,000
City of Moline ,
GO, 2021 C, AGMC Insured, 0.542%, 12/01/22 ........................... 500,000 497,492
GO, 2021 C, AGMC Insured, 0.702%, 12/01/23 ........................... 1,175,000 1,158,144
GO, 2021 C, AGMC Insured, 1.151%, 12/01/24 ........................... 580,000 569,989
GO, 2021 C, AGMC Insured, 1.439%, 12/01/25 ........................... 925,000 908,292
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/22 .................................. 5,000,000 5,144,416
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/29 ...................... 845,000 1,033,717
e
Illinois Development Finance Authority , Waste Management, Inc. , Revenue , 2019 ,
Mandatory Put , 0.4% , 11/01/22 ....................................... 10,000,000 9,939,973
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/27 ......... 2,810,000 3,070,319
e
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
0.572%, 9/01/22 ................................................. 8,400,000 8,400,276
e
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,343,498
f
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 .. 2,500,000 2,553,370
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
2,000,000 2,243,627
State of Illinois ,
GO, 2010-4, AGMC Insured, 6.875%, 7/01/25 ............................ 1,000,000 1,079,842
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 2,000,000 2,260,474
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 844,549
GO, 2017 D, 5%, 11/01/24 ........................................... 5,000,000 5,449,623
GO, 2017 D, 5%, 11/01/25 ........................................... 10,000,000 11,107,875
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 6,791,990
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 525,000 613,256
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 436,874
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 718,004
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 441,586
GO, 2020, 5.5%, 5/01/30 ............................................ 1,710,000 2,065,598
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... 5,000,000 5,287,548
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/22 ............. 4,000,000 4,048,392
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/23 ............. 3,000,000 3,145,147
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/24 ............. 3,300,000 3,563,662
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/25 ............. 2,000,000 2,213,443
University of Illinois ,
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 3%, 4/01/22 .......... 8,950,000 8,967,901
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 3%, 4/01/25 .......... 11,660,000 12,235,892
g
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 B , Refunding , 4.25% , 3/01/23 ...... 563,000 565,424
118,473,251
Indiana 0.7%
g
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,534,010
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2021 B, Refunding, 3.25%, 11/15/23 195,000 192,628
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/23 .. 1,000,000 1,002,745

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/24 .. $ 1,000,000 $ 1,012,578
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/25 .. 1,000,000 1,018,677
Indianapolis Power & Light Co., Revenue, 2021 B, Refunding, 0.65%, 8/01/25 .... 4,500,000 4,275,781
9,036,419
Iowa 0.8%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,811,011
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 0.375% , 6/01/30
715,000 713,649
10,524,660
Kansas 0.1%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,850,557
Kentucky 3.1%
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... 3,375,000 3,164,705
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 3.2%, 10/01/22 ............................. 1,050,000 1,063,504
Revenue, 2021 A, Refunding, 3.25%, 10/01/23 ............................ 1,080,000 1,111,918
Revenue, 2021 A, Refunding, 3.5%, 10/01/24 ............................. 1,120,000 1,175,311
Revenue, 2021 A, Refunding, 3.5%, 10/01/25 ............................. 1,155,000 1,230,175
Revenue, 2021 A, Refunding, 4%, 10/01/26 .............................. 1,205,000 1,326,475
Revenue, 2021 A, Refunding, 4%, 10/01/27 .............................. 1,255,000 1,400,686
Revenue, 2021 A, Refunding, 4%, 10/01/28 .............................. 1,305,000 1,469,499
e
Kentucky Public Energy Authority ,
Revenue, 2018 A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 10,458,427
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 10,813,737
f
Revenue, 2022 A-2, Mandatory Put, 2.437%, 8/01/30 ....................... 9,375,000 9,345,148
42,559,585
Louisiana 5.4%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 512,099
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 698,430
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 653,700
e
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,817,699
g
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 902,000 895,289
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 274,865
e
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 8,274,131
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 4,650,000 4,794,988
g
Revenue, 144A, 2022 A, 1.872%, 7/03/23 ............................... 3,000,000 2,986,497
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 17,198,801
State of Louisiana ,
GO, 2013 A, Pre-Refunded, 4%, 5/15/31 ................................ 15,225,000 15,785,760
GO, 2019 A, 5%, 3/01/31 ............................................ 10,870,000 13,255,796
75,148,055

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 3.3%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
$ 5,000,000 $ 5,649,281
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 426,827
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 505,605
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,881,868
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
12,330,000 14,261,624
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/26 ............... 1,035,000 1,161,352
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/27 ............... 1,215,000 1,391,478
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 5,708,334
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 5,708,334
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 5,708,334
46,403,037
Massachusetts 0.5%
e
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ 5,000,000 5,356,766
President & Trustees of Williams College, Revenue, 2011 N, Mandatory Put, 0.45%,
7/01/25 ........................................................ 1,000,000 968,416
6,325,182
Michigan 0.8%
Michigan Finance Authority ,
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/27 ....................................................... 2,000,000 2,306,853
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 1.25%, 6/01/30 225,000 225,001
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
970,000 973,562
e
Michigan Strategic Fund ,
Consumers Energy Co., Revenue, 2005, Mandatory Put, 0.875%, 10/08/26 ...... 4,350,000 4,246,750
Waste Management of Michigan, Inc., Revenue, 2001, Mandatory Put, 0.58%,
8/01/24 ........................................................ 3,300,000 3,188,585
10,940,751
Minnesota 1.1%
e
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 5,932,849
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,498,576
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,146,119
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,172,423
14,749,967
Mississippi 0.2%
e
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,344,371
Mississippi Home Corp. ,
g
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 2.75%, 6/01/26 326,937 316,386
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
2.9%, 6/01/26 ................................................... 72,598 70,684
2,731,441

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri 0.4%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/22 ............... $ 350,000 $ 350,000
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/23 ............... 280,000 290,047
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 318,677
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 543,554
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 449,155
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... 660,000 746,452
e
St. Charles County Industrial Development Authority , Hidden Valley Housing Partners
LP , Revenue , 2021 , Mandatory Put , 0.27% , 10/01/23 ....................... 3,500,000 3,440,904
6,138,789
Montana 0.4%
e
Montana Facility Finance Authority , Billings Clinic Obligated Group , Revenue , 2018 C ,
Refunding , Mandatory Put , 0.75% , ( SIFMA Municipal Swap Index + 0.55% ), 8/15/23 6,090,000 6,094,548
Nebraska 0.3%
Nebraska Public Power District ,
Revenue, 2021 C, Refunding, 5%, 1/01/23 ............................... 1,500,000 1,551,909
Revenue, 2021 C, Refunding, 5%, 1/01/24 ............................... 2,500,000 2,674,974
4,226,883
Nevada 0.4%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,891,679
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 3,072,575
4,964,254
New Hampshire 0.4%
e
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 0.575% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,973,938
New Jersey 8.3%
Bergen County Improvement Authority (The) , Revenue , 2020 A , Refunding , 3% ,
8/15/22 ......................................................... 2,500,000 2,523,465
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,056,016
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,084,008
County of Atlantic ,
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,716,478
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,712,888
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,719,256
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,305,463
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,197,689
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,206,627
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 29,458,710
New Jersey Economic Development Authority ,
Revenue, 1997 A, NATL Insured, 7.425%, 2/15/29 ......................... 3,000,000 3,669,608
h
Revenue, FRN, 2019 A, Refunding, 5.25%, 4/01/28 ........................ 5,000,000 5,890,567
e
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 7,581,120
d
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
1.8%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 ..................... 12,170,000 12,288,623
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn ., 12/15/26 .................... 10,000,000 8,982,627
Revenue, 2006 C, BHAC Insured, Zero Cpn ., 12/15/27 ...................... 11,110,000 9,929,685

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education ,
GO, 2021, Refunding, 5%, 7/15/22 ..................................... $ 130,000 $ 132,091
GO, 2021, Refunding, 5%, 7/15/23 ..................................... 300,000 315,970
GO, 2021, Refunding, 5%, 7/15/24 ..................................... 400,000 432,178
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 2,038,936
GO, 2020 A, 5%, 6/01/29 ............................................ 3,700,000 4,477,336
GO, 2020 A, 4%, 6/01/30 ............................................ 5,000,000 5,746,940
115,466,281
New Mexico 0.3%
e
City of Farmington , Public Service Co. of New Mexico , Revenue , 2010 A , Refunding ,
Mandatory Put , 0.875% , 10/01/26 ..................................... 4,250,000 4,039,431
New York 4.3%
City of New York , GO , 2019 A , Refunding , 5% , 8/01/22 .......................
5,000,000 5,090,107
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,649,648
Metropolitan Transportation Authority ,
e
Revenue, 2012 G-4, Refunding, Mandatory Put, 0.621%, 11/01/22 ............. 6,205,000 6,218,601
Revenue, 2017 D, Refunding, 5%, 11/15/25 .............................. 3,775,000 4,222,036
Revenue, 2020 A-1, 5%, 2/01/23 ...................................... 8,250,000 8,537,770
e
New York City Housing Development Corp. , Revenue , 2021 H , Mandatory Put , 0.12% ,
3/15/22 ......................................................... 1,805,000 1,804,959
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,068,291
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,094,425
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 731,461
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 5,767,697
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 3,287,387
e
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,444,120
New York State Housing Finance Agency , Revenue , 2020 F , 1.1% , 11/01/26 .......
2,860,000 2,792,510
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 547,382
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,428,461
State of New York Mortgage Agency , Revenue , 212 , 2.95% , 4/01/25 .............
895,000 921,427
59,606,282
North Carolina 0.8%
City of Charlotte , COP , 2013 B , 3% , 6/01/22 ...............................
2,740,000 2,745,483
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,297,642
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,106,386
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 958,581
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,478,585
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,783,230
11,369,907
North Dakota 0.7%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,877,698
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/27 .. 1,125,000 1,307,520
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/28 .. 1,680,000 1,984,790

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
City of Horace , GO , 2021 B , Refunding , 0.6% , 10/01/23 ......................
$ 1,600,000 $ 1,569,971
9,739,979
Ohio 2.9%
American Municipal Power, Inc. , Revenue , 2009 B , 5.355% , 2/15/24 .............
4,465,000 4,689,743
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.65%, 6/01/23 ................ 2,500,000 2,501,321
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.709%, 6/01/24 ............... 6,225,000 6,170,476
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.809%, 6/01/25 ............... 1,850,000 1,819,834
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/22 ...........
1,200,000 1,227,593
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 8,424,423
Water Pollution Control Loan Fund, Revenue, 2019 A, 5%, 6/01/29 ............. 8,500,000 10,440,913
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,688,027
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 693,024
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 636,188
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... 850,000 949,675
40,241,217
Oklahoma 0.4%
Oklahoma Capitol Improvement Authority , Oklahoma State Regents for Higher
Education , Revenue , 2021 A , 0.453% , 7/01/22 ............................ 575,000 574,603
Oklahoma County Finance Authority , Oklahoma County Independent School District
No. 52 Midwest City-Del City , Revenue , 2018 , 5% , 10/01/22 .................. 1,000,000 1,024,318
Oklahoma State University , Revenue , 2021 A , Refunding , 5% , 9/01/23 ...........
705,000 747,029
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,531,632
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,237,048
5,114,630
Oregon 0.8%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 896,567
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,237,843
State of Oregon ,
GO, 2015 B, Refunding, 5%, 8/01/27 ................................... 2,785,000 3,122,018
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,150,525
11,406,953
Pennsylvania 4.3%
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. 150,000 160,242
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 547,155
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 557,953
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 671,134
e
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 0.384% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,995,000 1,982,758
e
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 1.21% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ...... 10,000,000 10,073,697
e
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 10,032,975
Pennsylvania Economic Development Financing Authority ,
e
Republic Services, Inc., Revenue, 2019 B-2, Mandatory Put, 0.3%, 7/15/22 ...... 2,500,000 2,493,577

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... $ 1,230,000 $ 1,445,014
e
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 0.6%, 6/03/24 ...... 6,000,000 5,972,633
e
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 4,000,000 3,812,712
Philadelphia Authority for Industrial Development , City of Philadelphia , Revenue , 1999
B , AMBAC Insured , Zero Cpn ., 4/15/24 ................................. 4,100,000 3,921,042
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ 500,000 560,506
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 685,680
d
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 0.56% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... 7,750,000 7,775,140
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/22 ...... 300,000 303,178
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/23 ...... 375,000 388,909
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 8,345,148
59,729,453
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/23 ................................... 475,000 490,025
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 530,728
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 544,404
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 556,540
2,121,697
South Carolina 1.0%
g
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 805,000 785,085
South Carolina Public Service Authority ,
Revenue, 2021 B, 5%, 12/01/22 ....................................... 1,500,000 1,546,778
Revenue, 2021 B, 5%, 12/01/24 ....................................... 1,750,000 1,918,827
Revenue, D, 2.388%, 12/01/23 ........................................ 6,745,000 6,827,187
g
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,475,797
e
Spartanburg Housing Authority , CV Housing Partners LP , Revenue , 2022 , Mandatory
Put , 1.05% , 8/01/23 ................................................ 2,000,000 1,992,868
14,546,542
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority ,
Sanford Obligated Group, Revenue, 2021, Refunding, 0.594%, 11/01/22 ........ 390,000 388,364
Sanford Obligated Group, Revenue, 2021, Refunding, 0.744%, 11/01/23 ........ 710,000 699,114
Sanford Obligated Group, Revenue, 2021, Refunding, 1.225%, 11/01/24 ........ 450,000 440,586
Sanford Obligated Group, Revenue, 2021, Refunding, 1.568%, 11/01/25 ........ 1,695,000 1,658,143
3,186,207
Tennessee 1.8%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,496,253
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 8,101,764
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 8,751,609
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/22 ....................................... 175,000 179,346
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 263,992
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 270,925

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Tennessee Energy Acquisition Corp., (continued)
Revenue, 2021 A, 5%, 11/01/25 ....................................... $ 350,000 $ 388,519
25,452,408
Texas 4.7%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn ., 8/15/27 ................................................. 3,280,000 2,985,373
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,629,905
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,159,331
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,692,637
Clifton Higher Education Finance Corp. , IDEA Public Schools , Revenue , 2017 ,
Refunding , PSF Guaranty , 4% , 8/15/22 ................................. 3,200,000 3,244,830
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 29,748,578
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 138,377
GO, 2021, 2%, 9/01/25 ............................................. 145,000 141,830
GO, 2021, 2%, 9/01/26 ............................................. 150,000 144,508
GO, 2021, 2%, 9/01/27 ............................................. 155,000 147,037
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,177,712
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,243,448
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,304,038
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 4,966,324
g
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.375% , 9/01/26 .............................................. 245,000 235,144
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/23 ..................................... 255,000 256,506
GO, Sub. Lien, 2021, 2%, 8/15/25 ..................................... 265,000 264,097
GO, Sub. Lien, 2021, 2%, 8/15/27 ..................................... 280,000 275,102
64,754,777
Utah 0.5%
City of Salt Lake City ,
Airport, Revenue, 2021 A, 5%, 7/01/24 .................................. 1,000,000 1,076,134
Airport, Revenue, 2021 A, 5%, 7/01/26 .................................. 3,900,000 4,395,293
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,271,686
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 486,777
7,229,890
Virginia 1.0%
Virginia Small Business Financing Authority ,
h
Capital Beltway Express LLC, Revenue, Sub. Lien, FRN, 2022, Refunding, 2%,
12/31/23 ....................................................... 10,000,000 10,003,121
f
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/29 ........................................................ 180,000 194,451
f
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/29 ........................................................ 1,750,000 1,896,588
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/22 ... 240,000 242,375
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 306,629
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 226,683
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 237,754
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 243,964
13,351,565

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 3.9%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. $ 1,700,000 $ 2,027,734
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 3,938,196
Clark County School District No. 37 Vancouver , GO , 2021 , 4% , 12/01/22 ..........
3,575,000 3,661,275
County of King , GO , 2021 C , 0.61% , 12/01/23 ..............................
10,000,000 9,856,127
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,269,021
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,285,703
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,783,714
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
8,295,000 9,336,538
State of Washington ,
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 7,340,000 7,444,165
GO, R-2015 D, Refunding, 5%, 7/01/28 ................................. 3,985,000 4,377,580
e
University of Washington , Revenue , 2019 A , Refunding , Mandatory Put , 5% , 5/01/22 . 5,000,000 5,003,744
g
Washington Health Care Facilities Authority , Seattle Cancer Care Alliance Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 345,129
54,328,926
West Virginia 0.1%
e
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 959,120
Wisconsin 0.4%
City of Fond Du Lac , GO , 2017 B , Refunding , 2% , 4/01/22 .....................
1,000,000 1,001,205
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 638,452 633,702
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 158,933
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/25 ........................................... 285,000 308,701
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/26 ........................................... 300,000 329,307
g
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 2,342,000 2,295,748
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/23 .................................................... 250,000 253,906
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/24 .................................................... 160,000 164,873
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/26 .................................................... 345,000 362,621
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/27 .................................................... 360,000 380,382
5,889,378
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... 800,000 827,570
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... 550,000 611,988
1,439,558
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/22 .. 150,000 152,017
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/23 .. 100,000 104,726
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/25 .. 195,000 214,851

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. $ 450,000 $ 518,331
989,925
Total U.S. Territories .................................................................... 989,925
Total Municipal Bonds (Cost $1,142,969,595) ...................................
1,143,725,029
Total Long Term Investments (Cost $1,182,248,016) .............................
1,182,928,500
a
a a a a
Short Term Investments 15.5%
Municipal Bonds 15.5%
Arizona 0.2%
i
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 0.06% , 1/01/46 ............... 3,500,000 3,500,000
California 1.2%
i
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 0.03% , 5/15/48 ..
16,500,000 16,500,000
Colorado 0.3%
i
City & County of Denver , COP , 2008 A-1 , Refunding , SPA JPMorgan Chase Bank
NA , Daily VRDN and Put , 0.06% , 12/01/29 ............................... 3,900,000 3,900,000
Florida 2.3%
i
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.1% , 7/15/22 .............................................. 32,300,000 32,300,000
Georgia 0.7%
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.11% , 9/01/37 ...................... 10,000,000 10,000,000
Maryland 2.4%
i
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.06% ,
11/01/37 ........................................................ 16,150,000 16,150,000
i
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008 D , LOC TD Bank NA , Daily VRDN
and Put , 0.09% , 7/01/41 ............................................. 16,240,000 16,240,000
32,390,000
Michigan 0.3%
i
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.05% , 12/01/24 ..
4,630,000 4,630,000
Minnesota 1.3%
i
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009 B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.06%, 11/15/35 ................................. 6,000,000 6,000,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.06%, 11/15/35 ..................................... 12,220,000 12,220,000
18,220,000
Missouri 0.3%
i
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.06% , 3/01/40 ................................................... 4,900,000 4,900,000

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 1.7%
i
New York City , Water & Sewer System , Revenue , BB 1B , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 0.08% , 6/15/49 ........................... $ 7,200,000 $ 7,200,000
i
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.08% , 8/01/42 .......... 11,000,000 11,000,000
i
Triborough Bridge & Tunnel Authority , Revenue , 2001 C , Refunding , LOC State Street
Bank & Trust Co. , Daily VRDN and Put , 0.06% , 1/01/32 ..................... 5,300,000 5,300,000
23,500,000
North Carolina 0.3%
i
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.09% ,
10/01/35 ........................................................ 3,600,000 3,600,000
Oregon 0.6%
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.09% , 8/01/34 ............ 5,000,000 5,000,000
i
State of Oregon , GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put ,
0.1% , 6/01/39 .................................................... 3,100,000 3,100,000
8,100,000
Tennessee 2.7%
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.1% , 6/01/42 .................................... 37,260,000 37,260,000
Virginia 1.2%
i
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.1% ,
10/01/48 ........................................................ 16,425,000 16,425,000
Total Municipal Bonds (Cost $215,225,000) .....................................
215,225,000
Total Short Term Investments (Cost $215,225,000 ) ...............................
215,225,000
a
Total Investments (Cost $1,397,473,016) 100.7% ................................
$1,398,153,500
Other Assets, less Liabilities (0.7)% ...........................................
(9,641,001)
Net Assets 100.0% ...........................................................
$1,388,512,499
See Abbreviations on page 196 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
See Note 1(c) regarding senior floating rate interests.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
The coupon rate shown represents the rate at period end.
e
The maturity date shown represents the mandatory put date.
f
Security purchased on a when-issued basis. See Note 1(b).
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $26,896,374, representing 1.9% of net assets.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.29 $10.46 $9.93 $9.97
Income from investment operations
c
:
Net investment income
d
...................................... 0.36 0.40 0.39 0.20
Net realized and unrealized gains (losses) ........................ (0.24) (0.19) 0.56 (0.04)
Total from investment operations ................................. 0.12 0.21 0.95 0.16
Less distributions from:
Net investment income ....................................... (0.36) (0.38) (0.42) (0.20)
Net asset value, end of year .................................... $10.05 $10.29 $10.46 $9.93
Total return
e
................................................ 1.07% 2.15% 9.73% 1.68%
Ratios to average net assets
f
Expenses
g
................................................. 0.80%
h
0.79% 0.79% 0.81%
Net investment income ........................................ 3.49% 3.97% 3.82% 4.23%
Supplemental data
Net assets, end of year (000’s) .................................. $1,559,216 $1,177,730 $900,342 $343,683
Portfolio turnover rate ......................................... 18.70% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.28 $10.45 $9.92 $9.94 $10.25
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.42 0.40 0.43 0.43
Net realized and unrealized gains (losses) ........... (0.24) (0.20) 0.56 (0.01) (0.30)
Total from investment operations .................... 0.14 0.22 0.96 0.42 0.13
Less distributions from:
Net investment income .......................... (0.38) (0.39) (0.43) (0.44) (0.44)
Net asset value, end of year ....................... $10.04 $10.28 $10.45 $9.92 $9.94
Total return
d
................................... 1.22% 2.30% 9.90% 4.33% 1.30%
Ratios to average net assets
Expenses ..................................... 0.65%
e,f
0.65%
e
0.64%
e
0.66%
e
0.66%
Net investment income ........................... 3.65% 4.14% 3.97% 4.38% 4.22%
Supplemental data
Net assets, end of year (000’s) ..................... $3,518,033 $3,756,501 $4,196,856 $4,174,968 $4,608,917
Portfolio turnover rate ............................ 18.70% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.49 $10.66 $10.12 $10.13 $10.44
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.36 0.36 0.39 0.38
Net realized and unrealized gains (losses) ........... (0.25) (0.19) 0.56 (0.01) (0.30)
Total from investment operations .................... 0.07 0.17 0.92 0.38 0.08
Less distributions from:
Net investment income .......................... (0.32) (0.34) (0.38) (0.39) (0.39)
Net asset value, end of year ....................... $10.24 $10.49 $10.66 $10.12 $10.13
Total return
d
................................... 0.54% 1.71% 9.27% 3.77% 0.71%
Ratios to average net assets
Expenses ..................................... 1.19%
e,f
1.19%
e
1.19%
e
1.21%
e
1.21%
Net investment income ........................... 3.03% 3.53% 3.42% 3.83% 3.67%
Supplemental data
Net assets, end of year (000’s) ..................... $262,313 $359,050 $488,258 $558,728 $870,227
Portfolio turnover rate ............................ 18.70% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.33 $10.50 $9.97 $9.98 $10.31
Income from investment operations
c
:
Net investment income
d
......................... 0.40 0.43 0.42 0.45 0.27
Net realized and unrealized gains (losses) ........... (0.25) (0.19) 0.56 (0.01) (0.34)
Total from investment operations .................... 0.15 0.24 0.98 0.44 (0.07)
Less distributions from:
Net investment income .......................... (0.39) (0.41) (0.45) (0.45) (0.26)
Net asset value, end of year ....................... $10.09 $10.33 $10.50 $9.97 $9.98
Total return
e
................................... 1.36% 2.43% 10.01% 4.55% (0.68)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.51% 0.52% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.51%
g, h
0.50%
g
0.50%
g
0.52%
h
0.51%
Net investment income ........................... 3.77% 4.25% 4.11% 4.52% 4.37%
Supplemental data
Net assets, end of year (000’s) ..................... $228,725 $157,328 $127,806 $90,752 $152,255
Portfolio turnover rate ............................ 18.70% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.33 $10.50 $9.97 $9.98 $10.30
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.43 0.42 0.45 0.44
Net realized and unrealized gains (losses) ........... (0.25) (0.20) 0.55 (0.01) (0.31)
Total from investment operations .................... 0.14 0.23 0.97 0.44 0.13
Less distributions from:
Net investment income .......................... (0.39) (0.40) (0.44) (0.45) (0.45)
Net asset value, end of year ....................... $10.08 $10.33 $10.50 $9.97 $9.98
Total return .................................... 1.22% 2.39% 9.97% 4.52% 1.29%
Ratios to average net assets
Expenses ..................................... 0.55%
d,e
0.54%
d
0.54%
d
0.56%
d
0.56%
Net investment income ........................... 3.73% 4.22% 4.07% 4.48% 4.32%
Supplemental data
Net assets, end of year (000’s) ..................... $1,284,270 $1,229,100 $1,166,057 $994,336 $1,070,254
Portfolio turnover rate ............................ 18.70% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a a
Shares
a
Value
a
Management Investment Companies 0.7%
Capital Markets 0.7%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,805,000 $ 46,532,900
Total Management Investment Companies (Cost $47,171,238) ....................
46,532,900
Principal
Amount
a a a a
Corporate Bonds 1.5%
Commercial Services & Supplies 0.1%
b
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,920,000 1,919,066
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 7,205,000 7,198,922
9,117,988
Diversified Consumer Services 1.4%
Grand Canyon University , 5.125% , 10/01/28 ...............................
95,000,000 95,237,500
Total Corporate Bonds (Cost $104,125,000) .....................................
104,355,488
Municipal Bonds 97.4%
Alabama 2.6%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... 7,350,000 5,210,322
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,807,457
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,475,225
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,757,342
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 15,732,762
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 16,821,215
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,156,513
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 5,997,434
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,564,879
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 76,997,295
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 296,531
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 589,368
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 1,090,000 1,052,921
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 1,250,000 1,210,643
174,669,907
Arizona 1.8%
Arizona Industrial Development Authority ,
b
Doral Academy of Northern Nevada Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/15/41 ............................................ 265,000 272,144
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 3,005,000 2,395,553
Industrial Development Authority of the City of Phoenix (The) , Downtown Phoenix
Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 .............. 1,000,000 1,131,736
b
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2017, Refunding, 5%, 6/15/47 5,450,000 5,517,145
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,295,101
c
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/51 4,000,000 4,007,550
c
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 4,500,000 4,408,044
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,125,473
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 1,112,200
b
Maricopa County Industrial Development Authority ,
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/41 ........................................................ 370,000 385,743

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
b
Maricopa County Industrial Development Authority, (continued)
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/51 ........................................................ $ 545,000 $ 560,686
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/61 ........................................................ 2,625,000 2,669,985
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,896,657
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 11,617,421
Commercial Metals Co., Revenue, 144A, 2022, 4%, 10/15/47 ................. 4,000,000 4,149,688
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 6,709,037
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 13,520,640
b
Sierra Vista Industrial Development Authority ,
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 14,192,147
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,772,603
Tempe Industrial Development Authority ,
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 2,027,605
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 5,139,128
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 2,959,980
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 4,675,151
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 8,683,229
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 2,500,000 2,585,647
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 2,130,000 2,171,297
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007 A , Refunding , 6.375% , 12/01/37 ........................... 13,715,000 13,025,226
126,006,816
California 18.6%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 16,141,474
b
California Community Housing Agency ,
Revenue, 144A, 2021 A-2, 4%, 2/01/50 ................................. 5,000,000 4,423,288
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 11,143,755
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 8,895,000 8,552,820
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 12,500,000 11,648,608
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 12,000,000 12,046,457
Exchange at Bayfront Apartments, Revenue, Junior Lien, 144A, 2021 A, 4%, 8/01/51 10,000,000 8,875,542
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 2,750,000 2,494,266
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... 16,500,000 14,510,433
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 30,500,000 29,240,762
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 2,815,000 2,857,630
b
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 19,228,956
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 7,531,135
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 8,709,832
b
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 14,700,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 6,000,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 8,500,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,700,000 1,403,319
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 3,861,669

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 $ 4,015,000 $ 4,069,156
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 2,900,000 2,442,407
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,374,174
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,950,131
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 20,555,000 22,420,492
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,372,658
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,336,500
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,852,892
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGMC Insured ,
Zero Cpn., 8/01/37 ................................................. 8,400,000 3,500,144
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 9,550,815
City of San Jose , Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 ..................
10,000,000 10,039,321
b
CMFA Special Finance Agency ,
Revenue, Junior Lien, 144A, 2022 A-2, 4.5%, 8/01/51 ....................... 38,000,000 31,296,477
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 11,000,000 9,884,535
b
CMFA Special Finance Agency VII ,
Breakwater Apartments (The), Revenue, 144A, 2021 A-1, 3%, 8/01/56 .......... 1,750,000 1,497,418
Breakwater Apartments (The), Revenue, 144A, 2021 A-2, 4%, 8/01/47 .......... 10,400,000 9,230,009
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,500,000 4,053,981
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 17,000,000 15,075,765
Compton Community College District ,
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,184,664
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,218,653
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,186,447
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,180,966
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,185,050
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,160,571
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 3,000,000 2,569,540
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,500,000 6,204,639
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 14,255,359
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 2,000,000 1,736,297
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 16,000,000 13,632,710
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 10,000,000 8,372,060
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 12,354,921
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 8,000,000 7,655,198
Pasadena Portfolio, Revenue, 144A, 2021 B, 4%, 12/01/56 .................. 2,500,000 2,212,368
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 12,557,540
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 17,000,000 13,048,085
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,235,180
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,351,438
Revenue, Junior Lien, C, Pre-Refunded, 6.25%, 1/15/33 ..................... 17,580,000 19,098,166
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 28,865,000 34,405,210
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 28,550,452
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 29,545,874

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... $ 1,500,000 $ 1,302,156
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 1,019,034
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 985,897
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,619,925
River Islands Public Financing Authority ,
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/28 ........ 480,000 508,904
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/32 ........ 520,000 545,686
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,993,384
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,986,023
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,738,656
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 3,695,681
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 40,701,567
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 31,539,588
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 49,269,872
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 49,520,072
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/24 ........................... 52,700,000 51,543,862
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 45,200,000 43,529,024
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 124,759,040
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 128,936,965
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 20,000,000 21,747,504
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 25,000,000 27,092,317
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 44,003,480
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 22,453,998
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,789,405
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,482,931
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 6,809,068
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 7,172,598
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 11,596,099
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 10,904,895
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,358,631
1,274,324,471
Colorado 5.4%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,958,670
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,668,410
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,759,186
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
4,250,000 4,357,267
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
3,000,000 3,055,418
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,590,049
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,557,725

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ $ 2,245,000 $ 2,359,244
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/42 ........................................... 555,000 575,133
GO, 2021 A, 5%, 12/01/51 ........................................... 1,000,000 1,025,005
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 2,063,554
b
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,782,170
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 647,327
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,558,086
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 545,714
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,531,259
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 2,077,571
b
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,414,491
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,669,148
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 762,281
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 4,169,357
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 604,145
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 1,030,352
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 6% , 12/15/47 ....
2,250,000 2,197,481
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/44 .......... 2,250,000 2,320,165
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 1,500,000 1,534,317
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 3,250,000 3,290,426
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 7,000,000 7,543,089
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 7,215,889
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 B, Refunding, 5%,
5/15/48 ........................................................ 12,255,000 12,814,801
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 1,084,381
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 4,525,000 4,879,178
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,622,655
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,848,391
Copperleaf Metropolitan District No. 6 , GO , 2018 A , 5.25% , 12/01/48 .............
3,850,000 4,029,921
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,076,429
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,393,343
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 939,738
b
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,419,109
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,414,788
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 4,290,000 4,527,926
b
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 2,094,806
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 13,152,327
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021 , 5% , 12/01/51 ........
1,600,000 1,606,498
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 587,954
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,646,664
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 635,725

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
First Creek Village Metropolitan District, (continued)
GO, 2019 A, 5%, 8/01/49 ............................................ $ 540,000 $ 572,587
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,478,089
b
Hidden Creek Metropolitan District , GO , 144A, 2021 A , 4.625% , 12/01/45 ......... 1,140,000 1,051,703
b
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A , 4.5% , 12/01/51 ........... 1,675,000 1,570,877
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 798,806
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 1,059,352
b
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,821,144
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 1,126,433
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 590,314
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,156,740
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,456,920
b
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 686,535
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 2,001,261
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 6,230,631
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 540,877
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 773,597
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,413,731
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 7,735,134
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 580,431
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,568,949
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 3,030,548
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 516,632
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 750,258
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,258,481
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 485,402
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 617,408
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,355,259
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 1,125,000 1,190,879
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 14,972,115
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 86,644,121
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 658,122
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,418,369
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/36 ........................................ 1,250,000 1,253,558
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,704,977
Revenue, 2021, 4%, 12/01/51 ........................................ 6,670,000 6,367,903
Reunion Metropolitan District , Revenue , 2021 A , 3.625% , 12/01/44 ..............
5,750,000 5,024,545
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 2,092,735
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 5,297,619
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 3,069,900
Sierra Ridge Metropolitan District No. 2 , GO, Senior Lien , 2016 A , 5.5% , 12/01/46 ...
1,500,000 1,546,659
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,903,790
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,577,687
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 834,661
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,305,789

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. $ 2,000,000 $ 2,116,594
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 1,052,405
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 521,525
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 1,216,970
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,836,722
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
893,000 913,805
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,194,543
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,890,676
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,850,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, Senior Lien, 2022 A(3)-1, 5%, 12/01/42 .............................. 3,705,000 3,588,476
GO, Senior Lien, 2022 A(3)-1, 5%, 12/01/51 .............................. 4,085,000 3,853,295
GO, Senior Lien, 2022 A(3)-2, Zero Cpn., 12/01/51 ......................... 5,130,000 3,441,305
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,822,903
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 628,640
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 1,043,895
371,700,845
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 1,060,635
b
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 8,299,219
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 6,015,888
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 14,119,559
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,155,848
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 3,002,428
b
Steel Point Infrastructure Improvement District ,
Tax Allocation, 144A, 2021, 4%, 4/01/31 ................................. 100,000 103,633
Tax Allocation, 144A, 2021, 4%, 4/01/36 ................................. 605,000 619,262
Tax Allocation, 144A, 2021, 4%, 4/01/41 ................................. 575,000 582,523
Tax Allocation, 144A, 2021, 4%, 4/01/51 ................................. 1,655,000 1,659,496
37,618,491
Florida 14.0%
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 655,000 643,801
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 728,890
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,895,401
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,840,000 2,880,797
Artisan Lakes East Community Development District ,
Special Assessment, 2021-1, 2.3%, 5/01/26 .............................. 225,000 219,746
Special Assessment, 2021-1, 2.75%, 5/01/31 ............................. 250,000 241,894
Special Assessment, 2021-1, 3.125%, 5/01/41 ............................ 470,000 440,530
Special Assessment, 2021-1, 4%, 5/01/51 ............................... 455,000 464,798
b
Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........................ 275,000 263,226
b
Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....................... 515,000 482,708
b
Special Assessment, 144A, 2021-2, 4%, 5/01/52 .......................... 550,000 561,844
b
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 540,000 554,257
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,380,000 1,400,064
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 200,000 196,541

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Astonia Community Development District, (continued)
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ $ 500,000 $ 482,552
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 707,707
Assessment Area 2, Special Assessment, 144A, 2021, 4%, 5/01/52 ............ 800,000 809,776
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 240,000 235,849
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 308,833
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 706,713
North Parcel Assessment Area, Special Assessment, 144A, 2021, 4%, 5/01/51 .... 500,000 506,110
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 335,988
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 508,682
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 191,417
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 500,000 479,555
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 500,000 507,512
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 215,474
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 584,889
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 891,571
Ave Maria Stewardship Community District ,
Special Assessment, 2022 A, Refunding, 4%, 5/01/42 ....................... 5,020,000 5,150,700
Maple Ridge Phase 5 Project Area, Special Assessment, 2022, 4%, 5/01/52 ...... 2,640,000 2,666,288
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 3,250,000 3,164,512
Assessment Area 2, Special Assessment, 2021 A-1, 3.2%, 5/01/41 ............. 5,000,000 4,846,968
Assessment Area 2, Special Assessment, 2021 A-1, 3.4%, 5/01/52 ............. 5,000,000 4,855,787
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 164,932
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 393,464
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 750,000 755,959
Babcock Ranch Community Independent Special District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 465,000 455,605
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 5,250,000 5,073,869
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,910,000 2,984,044
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 251,408
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 807,597
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,590,381
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 251,408
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,917,392
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 2,500,000 2,566,947
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 401,193
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 913,187
e
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. 1,365,000 1,368,470
Special Assessment, 2022, 3.625%, 11/01/32 ............................. 1,290,000 1,295,631
Special Assessment, 2022, 4%, 11/01/42 ................................ 2,500,000 2,510,684
Special Assessment, 2022, 4.125%, 11/01/51 ............................. 3,125,000 3,138,260
Bannon Lakes Community Development District ,
b
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 688,293
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 787,470
c
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 365,000 365,510
c
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,385,000 1,422,196
c
Special Assessment, 2022, 4%, 5/01/53 ................................. 2,260,000 2,297,676
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 3,002,049
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,798,374

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Belmond Reserve Community Development District, (continued)
Special Assessment, 2020, 4%, 5/01/51 ................................. $ 3,635,000 $ 3,680,430
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 325,191
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,390,877
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 1,014,028
Berry Bay Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 250,000 248,141
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 392,782
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,227,892
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,500,000 1,511,401
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 395,000 390,979
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 438,690
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 1,131,616
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,373,474
b,c
Bridgewater North Community Development District ,
Special Assessment, 144A, 2022, 3.125%, 5/01/27 ......................... 200,000 200,184
Special Assessment, 144A, 2022, 3.5%, 5/01/32 .......................... 350,000 350,583
Special Assessment, 144A, 2022, 4%, 5/01/42 ............................ 1,000,000 1,022,588
Special Assessment, 144A, 2022, 4%, 5/01/52 ............................ 3,000,000 3,029,830
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 289,400
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 750,000 717,602
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,890,000 2,963,535
b
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,457,752
b
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 98,316
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 1,200,000 1,251,253
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 1,515,000 1,555,344
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 1,195,000 1,217,345
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 10,715,000 6,342,295
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 5,000,000 5,438,705
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 3,298,355
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 9,269,960
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,292,647
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,934,958
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 35,512,293
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 100,000 94,332
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 1,101,109
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,664,827
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 97,435
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 229,158
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 549,204
Special Assessment, 2021, 4%, 5/01/51 ................................. 850,000 865,259
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 959,648
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,500,000 1,511,171
CFM Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 195,000 191,771
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,265,000 1,275,587
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,263,468

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Chaparral Palm Bay Community Development District, (continued)
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. $ 2,015,000 $ 2,041,195
b
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 260,000 251,324
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 875,000 834,442
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,125,000 1,131,825
b
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 485,000 485,430
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 695,000 693,495
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,825,000 1,834,403
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 3,010,000 3,047,779
b
Charlotte County Industrial Development Authority ,
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/41 ....... 1,500,000 1,547,954
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/51 ....... 4,000,000 4,069,559
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 B, 5%, 10/01/36 ....... 2,500,000 2,414,394
b
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 536,737
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,733,994
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,492,425
Hodges University, Inc., Revenue, 2013, Pre-Refunded, 6.125%, 11/01/43 ....... 10,035,000 10,833,140
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 586,894
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 760,238
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 823,111
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 788,304
b
Cordova Palms Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 345,000 337,344
Special Assessment, 144A, 2021, 2.8%, 5/01/31 .......................... 385,000 368,106
Special Assessment, 144A, 2021, 3%, 5/01/41 ............................ 1,215,000 1,111,503
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,945,000 1,973,279
b
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 268,583
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 496,118
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 188,903
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 779,844
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,012,993
b
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 3,176,576
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 5,895,047
b
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 250,767
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 803,628
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 1,181,521
b
Cypress Park Estates Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 293,700
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 1,188,163
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 1,225,328
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 150,000 149,411
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 215,000 212,863
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 325,000 321,187

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. $ 5,310,000 $ 5,846,388
b
DW Bayview Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 5/01/26 ......................... 410,000 404,062
Special Assessment, 144A, 2021, 3%, 5/01/32 ............................ 430,000 410,931
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 1,160,000 1,110,076
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 750,000 756,840
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 160,000 157,233
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 140,000 135,221
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 600,000 571,212
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. 830,000 836,309
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 243,692
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 712,861
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 761,267
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 330,000 325,095
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 484,851
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 1,226,863
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,520,000 1,526,893
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 109,840
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 306,950
Special Assessment, 2020, 4.125%, 5/01/51 ............................. 500,000 508,305
c
Special Assessment, 2022, 3.25%, 5/01/27 .............................. 455,000 456,222
c
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 610,000 613,861
c
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,645,000 1,659,978
c
Special Assessment, 2022, 4.125%, 5/01/52 ............................. 1,590,000 1,601,745
Edgewater East Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.5%, 5/01/26 ............. 525,000 521,495
Assessment Area One, Special Assessment, 2021, 3.1%, 5/01/31 ............. 700,000 690,077
Assessment Area One, Special Assessment, 2021, 3.6%, 5/01/41 ............. 2,625,000 2,596,140
Assessment Area One, Special Assessment, 2021, 4%, 5/01/51 ............... 2,825,000 2,861,639
Assessment Area Two, Special Assessment, 2022, 3.375%, 5/01/32 ............ 1,985,000 1,979,857
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/42 ............... 4,000,000 4,063,386
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/52 ............... 7,200,000 7,217,609
b
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 859,008
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 1,165,966
b
Entrada Community Development District ,
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 165,000 162,853
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 359,414
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... 935,000 900,389
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 2,300,000 2,359,803
Epperson North Community Development District ,
b
Special Assessment, 144A, 2018 A-1, 5.5%, 11/01/39 ....................... 1,500,000 1,681,854
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 270,000 265,651
Special Assessment, 2021, 3%, 5/01/31 ................................. 315,000 300,370
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,555,000 1,511,229
Special Assessment, 2021, 4%, 5/01/51 ................................. 3,220,000 3,254,288
Special Assessment, 2021 A, 2.45%, 11/01/26 ............................ 250,000 244,048
Special Assessment, 2021 A, 3.1%, 11/01/31 ............................. 500,000 480,380
Special Assessment, 2021 A, 3.4%, 11/01/41 ............................. 1,250,000 1,197,488
Special Assessment, 2021 A, 4%, 11/01/51 .............................. 3,750,000 3,791,010
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 610,000 615,845

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Epperson Ranch II Community Development District, (continued)
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. $ 900,000 $ 918,633
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 2,455,000 2,553,400
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 4,235,000 4,415,183
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 ......................... 9,000,000 9,649,796
Fallschase Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 750,000 725,529
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 948,480
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,215,000 2,223,308
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 1,700,000 1,749,923
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 2,021,119
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 4,037,491
b
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 17,000,000 18,329,825
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2021 A-1, Mandatory Put, 6.75%,
8/15/23 ........................................................ 31,000,000 30,320,275
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/31 ........................................................ 175,000 196,473
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/35 ........................................................ 200,000 222,725
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 6,013,492
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 5,000,000 5,594,892
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 2,000,000 2,086,373
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 1,750,000 1,812,937
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 1,037,829
b
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 350,971
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,275,000 1,309,840
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,170,000 1,184,563
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 250,000 245,801
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 483,164
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,170,000 3,031,169
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,549,026
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 1,128,524
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 3,603,235
Assessment Area No. 3, Special Assessment, 2021, 3.2%, 11/01/31 ............ 215,000 211,477
Assessment Area No. 3, Special Assessment, 2021, 3.5%, 11/01/41 ............ 555,000 541,086
Assessment Area No. 3, Special Assessment, 2021, 4%, 11/01/51 ............. 1,205,000 1,217,479
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 693,813
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 741,051
Greeneway Improvement District , Special Assessment , 2013 , 5.125% , 5/01/43 .....
27,440,000 27,905,155
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 168,833
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 430,039
Special Assessment, 2022, 4%, 5/01/52 ................................. 640,000 651,765
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 552,927

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hammock Reserve Community Development District, (continued)
Special Assessment, 2020, 4%, 5/01/51 ................................. $ 860,000 $ 870,748
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 191,578
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 525,000 504,152
Special Assessment, 2021, 4%, 5/01/51 ................................. 635,000 643,251
Hawkstone Community Development District ,
Special Assessment, 2021, 2.6%, 5/01/26 ............................... 155,000 151,681
Special Assessment, 2021, 3.2%, 5/01/31 ............................... 440,000 424,413
Special Assessment, 2021, 3.45%, 5/01/41 .............................. 1,125,000 1,083,599
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 1,004,535
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,424,906
Hills of Minneola Community Development District ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 1,012,005
b
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,675,026
b
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 5,565,612
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 100,000 97,449
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 238,536
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 500,000 468,946
Special Assessment, 2021, 4%, 5/01/52 ................................. 900,000 908,238
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 174,669
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 378,805
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 562,351
c
Hyde Park Community Development District No. 1 ,
Special Assessment, 2022, 4%, 5/01/42 ................................. 2,710,000 2,748,276
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,545,000 2,536,059
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 560,000 560,907
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,886,626
2021 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ............. 245,000 239,918
2021 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ............. 240,000 230,158
2021 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ........... 855,000 797,972
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 .............. 1,375,000 1,392,865
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 397,502
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 575,980
Special Assessment, 2021, 2.2%, 5/01/26 ............................... 100,000 98,585
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 228,279
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 476,661
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,810,000 1,846,719
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 379,116
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 804,894
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,314,816
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 100,000 98,994
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 245,241
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 735,633
Special Assessment, 2021, 4%, 6/15/51 ................................. 750,000 755,179
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,205,000 2,305,399
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 278,583
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 260,118
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 755,000 737,584
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... 125,000 123,316
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 195,197

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakes of Sarasota Community Development District, (continued)
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ $ 325,000 $ 316,545
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 984,580
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 122,559
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 316,215
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 500,000 501,503
Lakewood Ranch Stewardship District ,
Special Assessment, 2020, 3%, 5/01/30 ................................. 470,000 462,948
b
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 250,000 250,809
b
Special Assessment, 144A, 2020, Refunding, 3.2%, 5/01/30 .................. 440,000 442,461
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 750,000 745,083
b
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,080,000 1,085,659
b
Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 ................. 2,100,000 2,129,465
b
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/50 ................... 1,250,000 1,274,846
Special Assessment, 2020, 4%, 5/01/50 ................................. 1,270,000 1,295,026
b
Special Assessment, 144A, 2020, 3.875%, 5/01/51 ......................... 2,650,000 2,674,134
Special Assessment, 2020 A, 3.75%, 5/01/40 ............................. 525,000 531,165
Special Assessment, 2020 A, 3.9%, 5/01/50 .............................. 770,000 778,839
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2021, 2.3%,
5/01/26 ........................................................ 185,000 181,432
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2021, 2.7%,
5/01/31 ........................................................ 105,000 101,006
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2021, 3%,
5/01/41 ........................................................ 430,000 400,724
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2021, 4%,
5/01/52 ........................................................ 685,000 699,217
Laurel Road Community Development District ,
Special Assessment, 2021 A-1, 2.6%, 5/01/26 ............................ 230,000 224,918
Special Assessment, 2021 A-1, 3%, 5/01/31 .............................. 350,000 330,601
Special Assessment, 2021 A-1, 3.25%, 5/01/41 ........................... 1,195,000 1,096,536
Special Assessment, 2021 A-1, 4%, 5/01/52 .............................. 1,455,000 1,459,374
Special Assessment, 2021 A-2, 3.125%, 5/01/31 .......................... 2,140,000 2,055,516
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 335,000 328,533
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 470,000 455,471
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 1,210,000 1,158,618
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,645,000 1,660,032
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,675,929
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 3,007,634
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 3,904,556
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 673,851
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 1,205,663
Assessment Area 1, Special Assessment, 2021 A, 4%, 5/01/52 ................ 2,680,000 2,694,205
b
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 268,548
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 717,488
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,775,000 1,844,449
Meadow View at Twin Creeks Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 360,000 352,359
Special Assessment, 2021, 3%, 5/01/31 ................................. 430,000 412,365
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,945,000 1,846,098
Special Assessment, 2021, 3.75%, 5/01/52 .............................. 630,000 601,459
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 1,013,766

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
$ 10,000,000 $ 10,259,037
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 3,000,000 2,911,189
Mirada II Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 500,000 494,327
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 650,000 635,256
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 2,100,000 2,037,014
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,375,000 2,389,408
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 347,410
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 493,802
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,226,708
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 2,204,203
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 250,000 246,503
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 387,795
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,285,000 1,237,279
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,735,000 2,741,431
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 250,000 244,653
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 275,000 265,294
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 985,000 949,057
Assessment Area 2, Special Assessment, 2021 A, 4%, 5/01/52 ................ 1,500,000 1,501,076
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 265,000 257,391
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 475,108
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,425,206
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 2,515,854
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 484,066
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 990,761
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,500,000 1,514,523
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 590,000 590,765
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 855,919
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 1,157,926
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 1,976,066
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,670,000 1,683,718
Special Assessment, 2020 A-3, 4.75%, 5/01/40 ........................... 2,000,000 2,000,228
b
North Springs Improvement District , Special Assessment , 144A, 2017-2 , 5% , 5/01/48 5,000,000 5,365,842
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,839,333
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,278,597
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 829,161
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,271,007
Old Hickory Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,300,000 1,342,565
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,955,000 1,993,625
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 4,120,399
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,646,293

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... $ 180,000 $ 170,145
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 343,256
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 405,000 404,289
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/32 ........................................... 1,500,000 1,707,482
e
Federation CCRC Operations Corp. Obligated Group, Revenue, 2022, Refunding,
4%, 6/01/36 .................................................... 2,000,000 2,006,881
e
Federation CCRC Operations Corp. Obligated Group, Revenue, 2022, Refunding,
4%, 6/01/41 .................................................... 2,200,000 2,170,802
e
Federation CCRC Operations Corp. Obligated Group, Revenue, 2022, Refunding,
4.25%, 6/01/56 .................................................. 5,000,000 4,893,656
Palm Coast Park Community Development District ,
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 328,674
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 665,506
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 4%, 5/01/52 ............ 1,210,000 1,221,988
Park East Community Development District ,
Special Assessment, 2021, 3.15%, 11/01/41 .............................. 750,000 692,943
Special Assessment, 2021, 4%, 11/01/51 ................................ 2,750,000 2,790,545
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 962,326
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 810,546
Parrish Plantation Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 255,000 252,503
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 235,000 230,032
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 790,000 767,362
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,370,000 1,380,413
Pelican Marsh Community Development District ,
Special Assessment, 2012, Refunding, 4.875%, 5/01/22 ..................... 165,000 165,663
Special Assessment, 2012, Refunding, 5.375%, 5/01/31 ..................... 1,235,000 1,239,469
b
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 100,000 98,041
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 216,826
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 945,819
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 1,217,443
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 706,745
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,227,959
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 900,000 987,597
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 146,462
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 730,068
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,013,785
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 200,000 196,861
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 194,442
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 740,000 708,262
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,375,000 2,437,054
Reunion East Community Development District ,
2021 Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ............. 500,000 490,048
2021 Assessment Area, Special Assessment, 2021, 2.85%, 5/01/31 ............ 400,000 385,866
2021 Assessment Area, Special Assessment, 2021, 3.15%, 5/01/41 ............ 1,455,000 1,394,879

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Reunion East Community Development District, (continued)
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 .............. $ 4,535,000 $ 4,647,264
Rhodine Road North Community Development District ,
Special Assessment, 2022, 2.6%, 5/01/27 ............................... 125,000 122,622
Special Assessment, 2022, 3%, 5/01/32 ................................. 190,000 183,192
Special Assessment, 2022, 3.3%, 5/01/42 ............................... 490,000 464,739
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,065,000 1,077,392
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 346,666
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 964,146
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,012,993
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 431,806
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 1,031,958
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,705,631
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/22 ..................... 200,000 200,416
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/23 ..................... 150,000 151,784
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ..................... 250,000 254,146
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ..................... 150,000 152,448
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ..................... 1,000,000 964,038
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ..................... 1,000,000 932,467
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 325,000 325,528
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 477,623
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 859,073
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 1,113,731
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,170,000 1,143,830
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,105,000 1,105,009
d
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 197,125
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 916,218
b
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 165,000 162,547
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 291,765
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 753,830
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 913,270
Rivington Community Development District , Special Assessment , 2020 , 3.75% , 5/01/40
1,755,000 1,750,346
Rolling Hills Community Development District ,
Special Assessment, 2022 A-1, 4%, 5/01/52 .............................. 945,000 943,313
Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 ................... 1,000,000 991,576
Rustic Oaks Community Development District ,
Special Assessment, 2022, 3.2%, 5/01/32 ............................... 1,000,000 985,443
Special Assessment, 2022, 3.45%, 5/01/42 .............................. 2,000,000 1,951,571
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,195,000 3,253,732
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 249,629
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 631,767
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 801,523
Special Assessment, 2022, 3.1%, 12/15/32 .............................. 300,000 295,387
Special Assessment, 2022, 3.35%, 12/15/41 ............................. 485,000 473,303
Special Assessment, 2022, 4%, 12/15/51 ................................ 1,000,000 1,025,541
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 179,013
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 366,401

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sanctuary Cove Community Development District, (continued)
Special Assessment, 2021, 4%, 5/01/52 ................................. $ 770,000 $ 777,629
Sandmine Road Community Development District ,
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 300,497
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 1,044,805
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 2,024,593
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 250,000 244,008
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 429,814
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 1,128,773
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 750,000 760,807
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 500,000 493,124
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 733,764
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 740,000 719,490
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 705,600
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 700,000 685,942
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,495,000 1,546,265
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 2,297,356
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,432,069
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 3,162,220
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 6,208,292
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 465,327
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,215,570
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,250,000 1,237,193
b
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 330,032
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 446,873
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 861,957
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 726,500
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 366,973
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 972,560
Special Assessment, 2021, 4%, 6/15/51 ................................. 1,250,000 1,265,440
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 410,000 403,014
Special Assessment, 2022, 3%, 6/15/32 ................................. 765,000 742,491
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,672,615
Special Assessment, 2022, 4%, 6/15/52 ................................. 2,170,000 2,210,386
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 285,000 288,337
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 516,818
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,423,472
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,379,948
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 230,000 225,879
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 239,046
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 705,741
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ 2,050,000 2,054,597
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 350,000 344,975
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 503,327
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 757,496
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,528,804
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 1,204,097
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 655,000 656,469

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Somerset Community Development District , Special Assessment , 2005 , 5.3% , 5/01/37
$ 5,755,000 $ 5,760,833
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 168,884
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 474,461
Assessment Area 1, Special Assessment, 2021, 4%, 6/15/51 ................. 500,000 506,967
Southern Groves Community Development District No. 5 ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 425,000 413,244
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 495,000 469,094
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,500,000 1,375,993
Special Assessment, 2021, 4%, 5/01/48 ................................. 940,000 950,754
b
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 2,735,000 2,577,584
St. Johns County Industrial Development Authority , Life Care Ponte Vedra Obligated
Group , Revenue , 2021 A , Refunding , 4% , 12/15/46 ........................ 1,950,000 1,977,355
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
5,000,000 5,317,603
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 170,000 165,113
Special Assessment, 2021, 3%, 5/01/31 ................................. 250,000 237,698
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 885,000 818,839
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,225,000 2,252,190
b
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 375,000 369,493
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 316,992
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,259,827
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 1,750,000 1,774,384
b
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... 250,000 241,111
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 605,707
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 1,000,000 1,015,625
b
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 492,379
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 984,242
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,481,696
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 200,000 194,443
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 356,980
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 844,189
Special Assessment, 2022, 4%, 6/15/52 ................................. 2,000,000 2,028,590
b
Storey Park Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......................... 230,000 222,858
Special Assessment, 144A, 2021, 3.3%, 6/15/41 .......................... 620,000 593,607
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 625,000 633,697
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 200,000 190,848
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 500,000 478,350
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 375,000 375,436
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 195,000 190,498
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 192,751
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 696,618
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 1,000,389
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 166,481
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 711,859
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 927,731
b
Special Assessment, 144A, 2021, 2.75%, 5/01/31 ......................... 175,000 168,219
b
Special Assessment, 144A, 2021, 3.15%, 5/01/41 ......................... 700,000 667,868

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Summerstone Community Development District, (continued)
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ $ 1,750,000 $ 1,787,821
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 179,303
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 790,600
Special Assessment, 2021, 4%, 5/01/51 ................................. 680,000 689,887
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... 1,650,000 1,660,712
Special Assessment, 2022, 4%, 6/15/42 ................................. 3,600,000 3,719,589
Special Assessment, 2022, 4%, 6/15/52 ................................. 6,500,000 6,631,764
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 1,032,743
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 2,041,367
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 400,000 394,987
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 733,936
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 2,086,721
Assessment Area 2, Special Assessment, 2021, 4%, 12/15/51 ................ 4,085,000 4,150,896
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 208,232
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 775,733
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,785,000 1,799,959
Tolomato Community Development District ,
Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ...................... 1,500,000 1,462,637
Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ..................... 1,500,000 1,469,296
Assessment Area One, Special Assessment, 2022-1, 3.3%, 5/01/32 ............ 515,000 508,844
Assessment Area One, Special Assessment, 2022-1, 4%, 5/01/52 ............. 1,970,000 1,999,555
Assessment Area Two, Special Assessment, 2022-2, 3.3%, 5/01/32 ............ 195,000 192,011
Assessment Area Two, Special Assessment, 2022-2, 4%, 5/01/51 ............. 665,000 674,977
b
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 406,485
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 1,069,294
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 1,012,014
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 390,000 382,680
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 428,469
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,400,000 1,419,272
b
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 234,158
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 881,195
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,764,442
Triple Creek Community Development District ,
b
Special Assessment, 144A, 2021, 2.375%, 11/01/26 ........................ 185,000 180,278
b
Special Assessment, 144A, 2021, 2.875%, 11/01/31 ........................ 450,000 429,778
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 243,426
b
Special Assessment, 144A, 2021, 3.125%, 11/01/41 ........................ 1,190,000 1,102,088
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 717,411
Special Assessment, 2021, 4%, 11/01/50 ................................ 750,000 759,581
b
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 750,000 757,752
Tuckers Pointe Community Development District ,
Special Assessment, 2022, 3%, 5/01/27 ................................. 310,000 310,181
Special Assessment, 2022, 3.375%, 5/01/32 ............................. 565,000 565,787
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 4,500,000 4,471,460
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,505,000 1,528,849
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,500,000 1,509,916

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Two Rivers North Community Development District , Special Assessment , 144A, 2022 ,
3% , 1/15/23 ...................................................... $ 2,300,000 $ 2,290,522
Two Rivers West Community Development District , Special Assessment , 2022 , 3% ,
1/15/23 ......................................................... 2,000,000 1,991,078
b
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 125,000 120,495
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 325,000 307,823
Assessment Area 3, Special Assessment, 144A, 2021, 4%, 5/01/51 ............ 450,000 447,677
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 390,156
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,222,870
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,509,100
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 378,822
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,820,164
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 3,500,000 3,548,245
b
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 435,000 431,716
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 415,000 408,148
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 1,020,000 1,004,671
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,500,000 1,514,861
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 737,634
Phase 1 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 ............ 1,000,000 1,020,754
Viera Stewardship District ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 500,000 488,495
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 800,000 765,506
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,750,000 1,627,256
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,715,000 1,737,606
Village Community Development District No. 10 ,
Special Assessment, 2012, 5%, 5/01/32 ................................. 4,850,000 4,875,283
Special Assessment, 2012, 5.125%, 5/01/43 ............................. 7,600,000 7,642,044
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,600,000 1,670,151
Special Assessment, 2014, 6%, 5/01/44 ................................. 6,600,000 6,911,397
Village Community Development District No. 13 ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/51 .......................... 16,990,000 17,063,985
Special Assessment, 2021, 2.85%, 5/01/36 .............................. 1,750,000 1,694,242
Special Assessment, 2021, 3%, 5/01/41 ................................. 2,500,000 2,394,037
Special Assessment, 2021, 3.25%, 5/01/52 .............................. 6,500,000 6,221,942
Village Community Development District No. 6 , Special Assessment , 2013 , Refunding ,
4% , 5/01/35 ...................................................... 3,265,000 3,274,598
Village Community Development District No. 9 ,
Special Assessment, 2012, Refunding, 5%, 5/01/22 ........................ 190,000 190,734
Special Assessment, 2012, Refunding, 5.25%, 5/01/31 ...................... 1,695,000 1,702,193
Special Assessment, 2012, Refunding, 5.5%, 5/01/42 ....................... 1,710,000 1,717,445
Villages of Glen Creek Community Development District ,
Special Assessment, 2022, Refunding, 2.7%, 5/01/27 ....................... 135,000 131,351
Special Assessment, 2022, Refunding, 3.15%, 5/01/32 ...................... 210,000 200,573
Special Assessment, 2022, Refunding, 3.45%, 5/01/42 ...................... 550,000 525,280
Special Assessment, 2022, Refunding, 4%, 5/01/52 ........................ 1,205,000 1,210,955
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 239,656
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 659,103
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 1,011,797
b,c
Phase 4 Project, Special Assessment, 144A, 2022, 3.25%, 5/01/27 ............ 175,000 175,153
b,c
Phase 4 Project, Special Assessment, 144A, 2022, 3.625%, 5/01/32 ........... 250,000 250,519
b,c
Phase 4 Project, Special Assessment, 144A, 2022, 4%, 5/01/42 ............... 670,000 671,638
b,c
Phase 4 Project, Special Assessment, 144A, 2022, 4.125%, 5/01/52 ........... 500,000 501,213

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Port Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... $ 410,000 $ 404,226
b
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 1,068,729
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,557,930
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 250,000 245,994
Special Assessment, 2021, 3%, 5/01/31 ................................. 570,000 551,418
Special Assessment, 2021, 3.4%, 5/01/41 ............................... 1,470,000 1,405,894
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,250,000 1,253,757
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 250,000 247,516
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 196,391
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 779,220
Unit of Development No. 7, Special Assessment, 2021, 4%, 5/01/51 ............ 1,050,000 1,061,212
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 200,000 198,042
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 515,526
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,000,000 974,026
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,874,807
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 250,000 245,424
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 337,706
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,000,000 943,850
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,250,000 1,263,191
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 220,000 213,785
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 237,398
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 879,758
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 1,500,000 1,497,323
Windward Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 100,000 100,446
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 131,715
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 644,819
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 507,558
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 1,700,000 1,743,901
Wiregrass II Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 645,000 644,291
Special Assessment, 2020, 3.7%, 5/01/40 ............................... 1,680,000 1,690,548
Special Assessment, 2020, 3.875%, 5/01/50 ............................. 1,960,000 1,964,689
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 230,000 225,702
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 165,000 157,224
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 700,000 655,278
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 1,000,000 998,246
957,928,622
Georgia 1.1%
d
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 1,470,000 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
b
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,923,053
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 11,122,114

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ $ 10,835,000 $ 10,166,080
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 6,090,000 7,188,209
b
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,612,530
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 10,198,483
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 5,000,000 5,623,967
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,714,034
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 12,001,096
Revenue, 2019 A, 5%, 5/15/49 ........................................ 6,500,000 8,762,185
74,348,994
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,344,618
Illinois 3.8%
Chicago Board of Education ,
GO, 2022 A, 5%, 12/01/43 ........................................... 7,515,000 8,661,574
GO, 2022 A, 5%, 12/01/47 ........................................... 12,000,000 13,720,216
City of Belleville ,
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.25%, 7/01/29 ................. 825,000 817,798
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.75%, 7/01/41 ................. 1,000,000 976,508
Illinois Finance Authority ,
d
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 883,103 7,241
d
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/43 .................... 3,000,000 6,000
d
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/53 .................... 3,075,000 6,150
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 14,014,161
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,629,309
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,255,000 2,390,168
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 3,997,868
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 17,368,606
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,699,062
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 2,117,572
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 3,848,670
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 10,014,893
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 8,310,000 8,387,076
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 4,720,000 5,348,891
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 15,000,000 9,783,849
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/36 ....................... 4,925,000 3,082,965
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 8,007,401
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 7,754,044
Revenue, 2020 B, Refunding, 5%, 6/15/42 ............................... 5,000,000 5,655,060
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,000,000 4,461,526
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 1,968,659
GO, 2017 C, 5%, 11/01/29 ........................................... 10,330,000 11,808,846
GO, 2017 D, 3.25%, 11/01/26 ......................................... 2,500,000 2,633,301

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2017 D, 5%, 11/01/26 ........................................... $ 5,200,000 $ 5,880,056
GO, 2017 D, 5%, 11/01/27 ........................................... 6,445,000 7,412,248
GO, 2017 D, 5%, 11/01/28 ........................................... 8,545,000 9,790,707
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,597,335
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,589,188
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,668,269
GO, 2020, 5.5%, 5/01/30 ............................................ 7,650,000 9,240,832
GO, 2020, 5.5%, 5/01/39 ............................................ 14,175,000 16,931,179
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 8,904,989
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 2,170,685
GO, 2020 C, 4%, 10/01/37 ........................................... 5,400,000 5,835,466
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 5,665,097
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,740,220
GO, 2021 A, 5%, 3/01/46 ............................................ 7,000,000 8,098,029
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 10,912,292
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,871,470
b
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 3,035,000 2,893,853
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,715,000 1,405,962
260,775,291
Indiana 0.5%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,751,434
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,719,860
b
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 4,405,360
b
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 3,363,968
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2013 A, Refunding, 7%, 11/15/43 .. 5,000,000 5,473,170
Ohio Valley Electric Corp., Revenue, 2012 A, 5%, 6/01/32 ................... 10,000,000 10,067,686
b
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 4,753,179
34,534,657
Iowa 0.1%
Iowa Finance Authority , Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .
7,500,000 7,929,636
Kansas 0.1%
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
1,625,000 1,640,114
City of Manhattan ,
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/36 ............................................ 1,000,000 1,050,468
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 1,150,000 1,181,298
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,705,000 1,724,512
5,596,392
Kentucky 0.4%
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 11,454,141
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... 10,000,000 11,963,207

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, (continued)
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... $ 5,000,000 $ 5,971,062
29,388,410
Louisiana 1.2%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 2,055,000 2,317,586
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 450,000 438,502
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 660,137
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,458,823
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 2,014,106
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,410,000 2,699,196
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,974,416
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 5,690,051
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,732,893
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 4,609,175
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,240,000 3,405,950
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,960,000 2,108,064
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 5,896,205
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,974,326
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,790,000 2,014,645
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 68,287
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 5,514,543
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,930,688
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 10,903,134
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,004,394
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,276,933
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,736,833
82,428,887
Maryland 0.3%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,339,144
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 5,500,000 5,847,358
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 766,341
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,432,567
b
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 3,260,000 3,675,444
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 375,000 400,455
Urbana Community Development Authority, Special Tax, 2020 C, 4%, 7/01/50 .... 4,000,000 4,262,388
Maryland Economic Development Corp. ,
Tax Allocation, 2020, 4%, 9/01/40 ...................................... 2,000,000 2,116,689
Tax Allocation, 2020, 4%, 9/01/50 ...................................... 2,000,000 2,093,422
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 500,000 540,768

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... $ 1,000,000 $ 1,143,247
23,617,823
Massachusetts 0.3%
b
Massachusetts Development Finance Agency ,
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 3,371,973
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 5,605,670
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,473,000 1,583,862
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/33 ......................................... 2,000,000 2,170,491
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.5%, 11/15/43 .......................................... 4,125,000 4,490,297
Massachusetts Educational Financing Authority , Revenue , 2013 K , 5.25% , 7/01/29 ..
2,280,000 2,307,396
19,529,689
Michigan 2.2%
City of Detroit ,
GO, 2021 A, 5%, 4/01/31 ............................................ 480,000 574,061
GO, 2021 A, 5%, 4/01/33 ............................................ 770,000 917,847
GO, 2021 A, 5%, 4/01/35 ............................................ 955,000 1,134,232
GO, 2021 A, 5%, 4/01/37 ............................................ 875,000 1,035,514
GO, 2021 A, 4%, 4/01/41 ............................................ 600,000 646,770
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2001
B, NATL Insured, 5.5%, 7/01/29 ..................................... 5,000,000 5,830,110
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 15,000 15,053
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
3,415,000 3,429,080
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
15,900,000 18,794,420
Kalamazoo Economic Development Corp. ,
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 1,000,000 1,095,248
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 1,235,000 1,317,362
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,505,000 1,583,702
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 1,221,640
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 9,584,463
Michigan Finance Authority ,
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/39 .. 5,600,000 5,851,463
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/44 .. 5,000,000 5,204,285
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-3, AGMC Insured, 5%, 7/01/32 .................................... 10,000,000 10,825,969
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-3, AGMC Insured, 5%, 7/01/33 .................................... 3,000,000 3,244,909
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-6, Refunding, 5%, 7/01/33 ........................................ 10,000,000 10,816,364
Great Lakes Water Authority Water Supply System, Revenue, D-1, Refunding, AGMC
Insured, 5%, 7/01/37 .............................................. 5,000,000 5,396,199
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/29 ........................................................ 11,000,000 11,905,924
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/30 ........................................................ 9,000,000 9,741,210
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 10,811,566
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 1,800,000 1,856,025

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . $ 5,505,000 $ 5,783,292
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 3,000,000 3,233,989
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 110,000,000 14,009,083
b
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 815,000 892,627
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 954,687
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,452,166
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,131,442
152,290,702
Minnesota 0.2%
City of Apple Valley ,
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/36 ........... 200,000 206,461
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/41 ........... 290,000 295,661
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/51 ........... 500,000 500,714
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/61 ........... 870,000 856,401
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,819,898
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 1,000,555
Duluth Economic Development Authority ,
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/31 ........................................................ 1,500,000 1,576,804
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/36 ........................................................ 1,500,000 1,554,947
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/41 ........................................................ 930,000 954,952
Housing & Redevelopment Authority of The City of St. Paul Minnesota ,
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/33 ... 200,000 200,108
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/35 ... 350,000 346,712
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/36 ... 100,000 98,468
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/42 ... 1,260,000 1,201,879
11,613,560
Mississippi 1.2%
County of Lowndes , International Paper Co. , Revenue , 1992 B , Refunding , 6.7% ,
4/01/22 ......................................................... 18,875,000 18,964,943
b
Mississippi Development Bank ,
County of Hancock, Revenue, 144A, 2019, 4.55%, 11/01/39 .................. 2,250,000 2,405,808
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 982,905
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 872,721
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 926,165
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 3,244,979
Mississippi Home Corp. ,
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 6,142,547
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 7,094,704
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,515,000 4,978,261
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... 30,000,000 34,126,380
79,739,413

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri 0.2%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... $ 4,435,000 $ 4,743,887
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 284,869
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,520,340
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 1,059,093
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,679,949
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,875,000 4,142,561
16,430,699
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,505,909
Nevada 1.1%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.1%, 3/01/22 ... 890,000 890,000
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 935,000 868,982
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,817,360
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,578,658
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,165,000 8,842,875
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 197,167
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 196,198
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 195,509
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 470,956
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 1,195,470
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 210,000 210,476
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 1,010,466
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,400,000 1,519,697
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,620,000 1,738,870
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,025,000 1,092,082
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 445,000 467,908
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 745,000 774,878
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 1,000,000 1,106,927
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 493,199
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 769,453
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 600,178
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,425,000 1,290,758
b
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 18,000,000 2,891,315
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,060,000 1,071,127
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,018,559
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,165,000 2,297,054
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... 315,000 288,211
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. 750,000 692,800

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Henderson Local Improvement Districts, (continued)
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... $ 500,000 $ 501,177
b
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 10,467,202 11,434,295
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 9,361,352
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/38 ................................ 1,000,000 1,075,859
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/48 ................................ 1,500,000 1,593,833
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 3,190,000 3,590,902
Revenue, 2020, 5%, 7/01/40 ......................................... 3,225,000 3,595,991
Revenue, 2020, 5%, 7/01/45 ......................................... 3,250,000 3,586,216
Revenue, 2020, 5%, 7/01/51 ......................................... 4,250,000 4,667,828
75,994,586
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 102,545
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,615,356
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,933,739
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 6,152,793
11,804,433
New Jersey 3.6%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,800,000 8,940,003
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 540,429
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,315,858
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,344,382
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 1,000,000 1,103,311
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 10,000,000 11,309,310
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 3,300,000 3,537,053
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 3,898,925
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 5,093,773
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 1,020,000 1,167,014
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 1,100,000 1,258,251
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 10,510,000 10,775,865
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 25,615,218
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 17,344,134
b
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,883,407
New Jersey Transportation Trust Fund Authority ,
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. 46,750,000 26,706,190
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 42,425,000 23,213,776
Revenue, 2014 AA, 5%, 6/15/38 ....................................... 5,060,000 5,430,678
Revenue, 2014 AA, 5%, 6/15/44 ....................................... 9,335,000 9,987,706
Revenue, 2015 AA, 5.25%, 6/15/41 .................................... 2,500,000 2,759,198
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 1,800,000 2,077,354
Revenue, 2019 A, Refunding, 4%, 12/15/39 .............................. 1,500,000 1,621,248
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 2,832,176
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 1,000,000 1,067,018
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 3,050,000 3,466,001
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 757,210

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
c
Revenue, 2022 AA, Refunding, 5%, 6/15/37 .............................. $ 9,500,000 $ 11,322,469
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 10,672,456
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 20,532,800
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 25,000,000 27,858,100
248,431,313
New Mexico 0.2%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 529,385
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 472,005
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,256,995
New Mexico Hospital Equipment Loan Council , Haverland Carter Lifestyle Obligated
Group , Revenue , 2012 , Refunding , 5% , 7/01/42 ........................... 5,000,000 5,071,282
b,c
Winrock Town Center Tax Increment Development District No. 1 ,
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4%, 5/01/33 .............. 1,000,000 991,970
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4.25%, 5/01/40 ............ 2,750,000 2,725,834
11,047,471
New York 6.3%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 2,146,209
Metropolitan Transportation Authority ,
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 14,769,521
Revenue, 2013 E, 5%, 11/15/33 ....................................... 10,000,000 10,533,422
f
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,198,291
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,375,613
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,574,073
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 1,000,000 1,142,347
Revenue, 2017 C-1, Refunding, 5%, 11/15/34 ............................ 7,500,000 8,624,342
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 28,090,637
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 2,884,653
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 3,349,238
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 42,795,000 49,378,133
Revenue, 2020 D, 5%, 11/15/44 ....................................... 33,000,000 38,608,621
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 42,857,956
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014 , F , Refunding , 4.5% , 2/15/48 ............................. 9,825,000 9,958,729
New York Liberty Development Corp. ,
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 16,213,763
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 84,810,537
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 11,265,000 12,778,526
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 17,621,245
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 1,930,000 1,925,954
American Airlines, Inc., Revenue, 2021, Refunding, 3%, 8/01/31 ............... 4,500,000 4,585,184
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,500,000 7,600,564
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 6,000,000 6,920,987
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 44,593,750
b
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 61,000,000 15,695,855
433,238,150
North Carolina 0.1%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014 A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,808,443

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... $ 2,790,000 $ 2,913,369
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 1,039,183
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 1,079,893
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,615,894
9,456,782
North Dakota 0.4%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,890,008
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 5,430,000 5,573,248
b
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 2,777,466
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 13,900,000 13,106,454
24,347,176
Ohio 2.5%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 22,622,297
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 14,200,000 15,469,395
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 5,290,307
Cleveland-Cuyahoga County Port Authority ,
b
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,527,422
b
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 1,258,229
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 785,526
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 788,375
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 10,229,440
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 3,202,707
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 9,566,043
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 5,409,009
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,529,940
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,348,662
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,870,286
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 42,388,986
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,309,405
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,046,447
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 1,039,401
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,376,857
State of Ohio ,
b
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 5,207,655
b
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 15,630,180

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio, (continued)
University Hospitals Health System, Inc. Obligated Group, Revenue, 2016 A,
Refunding, 5%, 1/15/46 ............................................ $ 6,000,000 $ 6,661,897
169,558,466
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,103,980
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 11,249,523
12,353,503
Oregon 0.7%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 535,490
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,337,325
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,608,514
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ...
9,285,000 10,807,379
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 3,146,193
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 5,771,772
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,515,130
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, ETM, 5%, 5/15/22 215,000 216,871
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.75%, 5/15/27 .. 1,000,000 1,010,531
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.625%, 5/15/32 . 1,000,000 1,010,279
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/42 .... 3,100,000 3,134,151
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/47 .... 2,000,000 2,022,033
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 4,579,935
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/36 .. 1,220,000 1,392,254
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/46 .. 1,540,000 1,719,402
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/51 .. 1,100,000 1,224,621
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 1,940,000 2,144,960
45,176,840
Pennsylvania 1.9%
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, Refunding, 5%, 5/01/32 ............................ 11,975,000 13,361,054
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,629,868
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,658,708
Bucks County Industrial Development Authority ,
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 4%, 7/01/46 ... 1,500,000 1,618,568
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 5%, 7/01/54 ... 1,500,000 1,756,955
Chester County Industrial Development Authority ,
b
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,250,000 4,328,496
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,610,565
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,559,927
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 2,075,524
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 425,000 465,716
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 1,094,049
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,232,548
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,417,978

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... $ 1,000,000 $ 1,079,278
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,287,628
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,917,395
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 3,254,886
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 1,066,812
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 1,079,358
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,786,480
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 717,690
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 2,409,759
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/36 ........................................... 6,710,000 7,586,482
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,156,941
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,954,533
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 20,506,860
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 25,639,443
Philadelphia Authority for Industrial Development ,
Evangelical Services for the Aging Obligated Group, Revenue, A, Refunding, 5%,
7/01/49 ........................................................ 3,000,000 3,116,293
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/41 ........................................................ 750,000 778,773
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/51 ........................................................ 800,000 817,355
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/56 ........................................................ 850,000 865,105
130,831,027
South Carolina 0.3%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,859,020
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,705,704
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 11,694,331
17,259,055
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 11,345,372
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 3,176,057
14,521,429
Tennessee 1.1%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/27 .................................... 19,365,000 17,103,306
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/28 .................................... 19,400,000 16,606,146
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/29 .................................... 19,365,000 16,036,218

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Johnson City Health & Educational Facilities Board, (continued)
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/30 .................................... $ 19,370,000 $ 15,493,887
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/40 ......................................................... 10,000,000 11,194,848
b
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 989,329
77,423,734
Texas 8.1%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 7,805,729
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 2,077,091
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,612,802
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,493,202
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,524,248
b
City of Anna ,
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
3.75%, 9/15/31 .................................................. 300,000 280,711
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.5%, 9/15/31 ................................................... 157,000 148,293
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4%, 9/15/41 .................................................... 867,000 799,948
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.25%, 9/15/51 .................................................. 1,406,000 1,291,212
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
5%, 9/15/51 .................................................... 503,000 467,161
b
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,502,497
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,603,378
City of Celina ,
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.25%, 9/01/40 .................................................. 230,000 230,903
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.375%, 9/01/49 ................................................. 1,845,000 1,852,946
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 209,208
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 479,496
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 356,451
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 572,083
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 475,869
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 290,000 277,966
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 215,425
b
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 784,600
Lakes at Mustang Ranch Public Improvement District, Special Assessment, 2020,
Refunding, BAM Insured, 3%, 9/01/35 ................................. 1,020,000 991,785

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 2.75%, 9/01/26 ............................................. $ 145,000 $ 140,396
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/26 .............................................. 245,000 238,659
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.25%, 9/01/31 ............................................. 150,000 142,724
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4%, 9/01/31 ................................................ 473,000 454,518
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/41 .............................................. 1,205,000 1,121,146
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.25%, 9/01/41 ............................................. 2,015,000 1,922,414
b
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.5%, 9/01/51 .............................................. 2,501,000 2,361,687
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/27 .................................................. 227,000 221,485
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.625%, 9/01/32 ................................................. 336,000 322,461
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4%, 9/01/43 .................................................... 1,009,000 969,550
b
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/51 ................................................. 1,033,000 985,498
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 3,116,356
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,800,000 1,774,742
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
2.875%, 9/01/27 ................................................. 115,000 110,806
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/32 .................................................. 250,000 235,893
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/42 ........................................................ 1,175,000 1,085,602
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 7,000,000 6,746,801
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 418,307
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 520,000 509,636
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 146,403
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 353,268
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 942,599
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 158,000 148,400
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 379,000 344,082
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 2,008,000 1,935,368
b
City of Crandall ,
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/31 ........................................................ 409,000 401,360
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/31 .................................................. 161,000 160,191
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/15/41 .................................................. 1,000,000 976,615

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Crandall, (continued)
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 5%,
9/15/41 ........................................................ $ 1,144,000 $ 1,138,193
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/15/51 ................................................... 2,000,000 1,977,396
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/15/51 .................................................. 750,000 750,819
b
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 398,000 371,755
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,205,000 1,090,401
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 1,072,793
b
City of Fate ,
Monterra Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
8/15/26 ........................................................ 400,000 390,630
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
8/15/31 ........................................................ 711,000 682,803
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
8/15/41 ........................................................ 1,871,000 1,747,984
Monterra Public Improvement District, Special Assessment, 144A, 2021, 4%, 8/15/51 1,765,000 1,685,519
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 664,518
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,167,560
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,783,654
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 124,271
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 685,586
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 982,486
b
City of Ferris ,
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.375%, 9/01/32 ................................................. 1,074,000 1,010,713
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.75%, 9/01/42 .................................................. 1,259,000 1,173,818
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 1,577,000 1,518,771
b
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,765,000 1,837,766
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,296,900
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,668,970
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,390,000 1,424,254
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,557,616
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 1,985,930
b
City of Haslet ,
Public Improvement District No. 5, Special Assessment, 144A, 2021, 2.625%,
9/01/26 ........................................................ 447,000 437,506

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Haslet, (continued)
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.25%, 9/01/31 $ 150,000 $ 144,519
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.625%,
9/01/41 ........................................................ 1,271,000 1,196,199
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 494,762
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 430,433
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 B-1 , 4% , 7/15/41
10,500,000 10,859,184
b
City of Hutto ,
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
2.5%, 9/01/26 ................................................... 330,000 320,267
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/01/31 ................................................. 260,000 245,770
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.5%, 9/01/41 ................................................... 1,038,000 965,443
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 270,000 261,024
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 379,685
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 966,677
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 3,298,202
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 199,276
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 490,129
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 1,086,020
b
City of Justin ,
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3%, 9/01/31 .................................................... 500,000 464,149
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.375%, 9/01/41 ................................................. 2,812,000 2,542,514
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
4%, 9/01/51 .................................................... 1,052,000 993,479
b
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 214,956
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 523,223
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/50 . 440,000 419,108
b
City of Kyle ,
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 386,339
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,231,979
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,251,959
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 375,000 361,368
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
9/01/26 ........................................................ 224,000 217,074
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/31 ........................................................ 530,000 509,927

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Kyle, (continued)
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ $ 1,428,000 $ 1,343,034
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/46 1,000,000 960,698
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 299,112
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 1,036,134
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 2,099,040
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 2,175,419
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,898,840
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 B, Refunding, 4.875%, 9/01/50 .................................. 2,500,000 2,541,744
b
City of Lavon ,
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.5%, 9/15/27 600,000 592,853
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/15/27 ........................................................ 305,000 301,392
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/15/32 ........................................................ 1,000,000 982,993
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/32 ........................................................ 455,000 446,980
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4%, 9/15/42 2,259,000 2,188,135
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/15/42 ........................................................ 1,000,000 978,750
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/52 ........................................................ 5,295,000 5,129,451
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.5%, 9/15/52 1,495,000 1,468,171
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/32 .................................................. 530,000 539,652
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,275,741
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,490,000 1,445,909
b
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 550,000 535,529
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/27 ........................................................ 225,000 218,739
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ 750,000 723,867
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/01/32 ........................................................ 275,000 263,393
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,665,696
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/01/42 ........................................................ 1,097,000 1,041,680
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/52 ........................................................ 2,500,000 2,495,621
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/01/52 ........................................................ 1,705,000 1,624,178
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 246,507

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Liberty Hill, (continued)
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ $ 845,000 $ 854,226
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,867,172
b
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 106,275
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 210,000 202,175
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 234,655
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 292,149
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 636,455
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 783,500
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 962,669
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 1,147,824
b
City of Marble Falls ,
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/31 ................................................. 350,000 327,761
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.625%, 9/01/31 ................................................. 150,000 141,915
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/01/41 ................................................. 1,000,000 929,758
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.875%, 9/01/41 ................................................. 450,000 420,942
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/01/51 ................................................. 1,470,000 1,352,084
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
5.125%, 9/01/51 ................................................. 620,000 576,458
b
City of Mclendon-Chisholm ,
Special Assessment, 144A, 2021, 2.625%, 9/15/26 ......................... 205,000 198,095
Special Assessment, 144A, 2021, 3.625%, 9/15/41 ......................... 620,000 571,879
Special Assessment, 144A, 2021, 4%, 9/15/51 ............................ 865,000 832,709
b
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 410,000 394,821
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 222,588
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 1,034,992
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 404,650
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,544,259
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. 610,000 583,860
b
City of New Braunfels ,
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/26 ................................................. 220,000 214,302
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/31 .................................................. 320,000 307,173

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of New Braunfels, (continued)
Solms Landing Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ $ 882,000 $ 835,893
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/51 .................................................. 1,454,000 1,341,459
b
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 296,703
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,153,095
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 1,033,571
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
2.75%, 9/01/31 .................................................. 160,000 149,833
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.125%, 9/01/41 ................................................. 643,000 583,413
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 987,000 957,041
b
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 2,750,000 2,622,788
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,343,000 2,264,083
b
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 128,000 128,538
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 180,471
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 653,981
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 936,000 943,014
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 111,000 107,971
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 128,000 121,769
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 299,548
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 435,000 420,102
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 202,360
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 476,567
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 686,841
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 105,217
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 477,666
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 620,000 611,536
b
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 146,074
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 338,040

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Red Oak, (continued)
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ $ 500,000 $ 458,875
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 639,986
b
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 195,535
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 300,000 297,857
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 790,223
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 586,869
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 1,131,818
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 964,104
b
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 447,025
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 226,900
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 212,471
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,179,105
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 595,987
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 380,789
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,756,438
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 723,317
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 583,413
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,870,328
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 634,105
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,302,939
b
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 400,824
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 1,055,902
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 2,035,000 2,046,017
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,450,358
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,246,971
City of San Marcos ,
Special Assessment, 2020, 4.375%, 9/01/25 ............................. 260,000 261,840
Special Assessment, 2020, 4.875%, 9/01/30 ............................. 305,000 312,352
Special Assessment, 2020, 5.375%, 9/01/40 ............................. 1,300,000 1,347,342
Special Assessment, 2020, 5.625%, 9/01/50 ............................. 1,300,000 1,351,584
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 300,000 290,285

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of San Marcos, (continued)
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ $ 425,000 $ 402,259
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/01/42 .................................................. 1,221,000 1,137,027
b
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ 1,621,000 1,506,096
b
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 381,000 371,013
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 634,618
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 958,387
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,197,618
b
City of Tomball ,
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/15/30 ................................................. 375,000 373,069
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/15/50 ........................................................ 2,015,000 1,969,389
b
City of Venus ,
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 234,000 228,021
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 236,989
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,105,000 1,014,797
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 2,024,000 1,950,714
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 4,140,705
b
Club Municipal Management District No. 1 ,
Improvement Area #2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ......... 200,000 195,081
Improvement Area #2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........... 271,000 259,072
Improvement Area #2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ........ 1,012,000 935,834
Improvement Area #2, Special Assessment, 144A, 2021, 4%, 9/01/50 ........... 1,420,000 1,420,911
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 3.5%, 10/01/31 . 450,000 425,951
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 5%, 10/01/50 .. 1,200,000 1,253,672
b
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 99,042
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 790,505
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 1,173,975
b
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 240,000 232,137
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 382,591
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 784,603
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 1,038,779
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 746,964

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
County of Medina, (continued)
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ $ 870,000 $ 818,292
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,105,558
El Paso Downtown Development Corp. , City of El Paso , Revenue , 2013 A , Pre-
Refunded , 7.25% , 8/15/38 ........................................... 15,000,000 16,306,335
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,065,000 8,409,449
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,336,282
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 3,008,365
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,148,464
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 5,509,812
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 5,352,303
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004 A-3 , NATL Insured ,
Zero Cpn., 11/15/37 ................................................ 3,700,000 1,559,185
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 780,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 2,925,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,036,499
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 49,500
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 2,299,500
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,283,508
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,544,424
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/36 ........................................................ 1,000,000 1,138,690
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ 2,500,000 2,846,726
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 4%, 4/01/22 250,000 250,672
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/24 965,000 1,038,867
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/26 525,000 597,813
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/27 460,000 536,184
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 556,599
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,729,331
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,276,081
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,840,264
Morningside Ministries Obligated Group, Revenue, 2013, 6.5%, 1/01/43 ......... 4,350,000 4,461,420
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 4,386,151
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 25,875,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,906,011
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 13,378,259
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,655,923
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 125,000 134,304
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 14,845,000 14,426,805

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... $ 6,895,000 $ 6,402,785
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 3,266,886
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 1,018,249
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,182,626
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 4,392,643
b
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 1,021,966
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,565,474
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 5,286,642
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 6,500,000 6,920,819
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 252,396
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 1,004,718
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,160,000 1,174,518
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 28,571,275
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,009,967
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 35,678,573
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 13,362,996
b
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 1,035,000 1,052,219
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,130,562
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 5,090,383
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,786,514
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,875,000
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
(The) , Revenue , A-1 , Refunding , 5% , 10/01/49 ............................ 5,125,000 5,439,202
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ........................... 3,000,000 1,023,701
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ........................... 5,750,000 1,861,673
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ........................... 3,500,000 909,978
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ........................... 4,000,000 981,267
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ........................... 400,000 92,818
b
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 820,000 797,209
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 712,189
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 746,264
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 2,500,000 2,382,298
b
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 134,434
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ 205,000 193,252
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 484,217
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 509,000 470,793

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. $ 500,000 $ 531,810
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 919,632
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 253,770
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 408,665
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 474,405
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 808,705
552,606,873
Utah 0.5%
Military Installation Development Authority ,
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 2,173,869
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 6,806,131
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 24,745,000 22,159,476
b
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 516,752
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 884,243
32,540,471
Vermont 0.0%
†
Vermont Economic Development Authority , Wake Robin Corp. , Revenue , 2021 A ,
Refunding , 4% , 5/01/45 ............................................. 2,850,000 2,900,278
Virginia 1.0%
b
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 7,900,000 8,046,351
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 561,656
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 558,056
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 2,000,000 2,307,172
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 2,700,000 3,069,736
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 2,258,224
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,767,388
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 4,304,904
James City County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/41 ............................................ 625,000 644,928
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/47 ............................................ 1,000,000 1,017,548
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, Refunding, 6%,
1/01/37 ........................................................ 6,485,000 6,588,873
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, Refunding, 5.5%,
1/01/42 ........................................................ 35,790,000 36,289,267
69,414,103
Washington 1.2%
g
Coalview Centralia LLC , 15% , 3/31/22 .................................... 1,192,000 1,192,000
Greater Wenatchee Regional Events Center Public Facilities District , Revenue , A , Pre-
Refunded , 5.5% , 9/01/42 ............................................ 6,850,000 7,014,549
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
1,310,000 1,546,217
Washington Economic Development Finance Authority ,
d
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 608,000

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Economic Development Finance Authority, (continued)
d
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... $ 12,855,000 $ 2,056,800
f
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,500,000 24,953,079
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 6,500,000 7,547,702
b
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/41 ........ 5,000,000 4,876,884
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 10,070,000 9,446,378
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/49 .............................................. 2,750,000 2,885,650
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 1,800,000 1,881,856
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,330,816
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,756,553
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 9,207,662
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 6,138,937
83,443,083
West Virginia 0.2%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
Pre-Refunded , 6.75% , 7/01/45 ........................................ 6,650,000 7,137,316
b
Monongalia County Commission Excise Tax District ,
Revenue, 144A, 2021 A, Refunding, 4.125%, 6/01/43 ....................... 2,250,000 2,376,560
Revenue, 144A, 2021 B, 4.875%, 6/01/43 ............................... 1,635,000 1,679,608
11,193,484
Wisconsin 2.3%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 1,071,591
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 7,256,950
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. 1,595,000 1,829,286
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 2,156,372
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 5,225,000 5,897,260
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,402,561
b
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 17,900,000 17,817,647
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,314,170
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 3,068,687
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,731,617
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 894,852
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,490,582
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 916,452
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 4,000,000 3,649,596
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,364,496
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 8,356,292
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 2,102,546
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 321,424
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 1,047,567
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,327,568
b
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 5,252,307

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ $ 625,000 $ 685,948
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 4,336,857
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,825,343
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 7,416,893
b
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 188,486
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 611,822
b
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 1,199,963
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 644,231
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 2,341,768
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 2,557,738
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,923,667
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,981,103
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 10,152,135
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 9,522,429
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 1,955,780
b,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 1,910,837
b,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 17,222,189
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... 175,000 132,314
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 216,305
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 662,051
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 5,750,000 3,856,184
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 863,935
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/51 ........ 1,000,000 1,007,700
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/56 ........ 1,000,000 1,005,541
St. John's Communities, Inc. Obligated Group, Revenue, 2015 B, Refunding, 5%,
9/15/45 ........................................................ 3,500,000 3,577,458
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
9/15/45 ........................................................ 3,500,000 3,706,825
158,775,325
U.S. Territories 10.5%
District of Columbia 1.7%
District of Columbia ,
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 6,770,000 7,278,937
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 39,256,140
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Second Lien ,
2009 C , Pre-Refunded , AGMC Insured , 6.5% , 10/01/41 ..................... 60,145,000 73,251,420
119,786,497
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
9,025,000 9,005,042
Puerto Rico 8.7%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,749,327
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,547,375
d
Commonwealth of Puerto Rico , GO , A-PSA , Refunding , 8% , 7/01/35 ............. 42,205,000 38,037,278
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
46,582,014 43,787,093
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/30 ................ 22,000,000 26,112,319

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority, (continued)
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/35 ................ $ 20,000,000 $ 23,459,292
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 30,000,000 34,014,021
d
Puerto Rico Electric Power Authority ,
Revenue, 2013 A RSA-1, 7.25%, 7/01/30 ................................ 25,000,000 26,624,987
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 31,534,991
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 5,312,498
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 5,967,500
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 5,967,500
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 6,510,000
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 6,000,000 6,510,000
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 2,158,608
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 2,180,988
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 24,653,375
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 10,895,000 11,289,944
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 731,416
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 9,080,000 9,242,708
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 7,125,000 7,412,068
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 16,835,000 17,424,225
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005 C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 27,500,000 28,505,430
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 435,373
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 33,780,000 37,358,815
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 23,600,000 26,466,267
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 141,421,000 45,942,182
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 82,259,000 19,362,691
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 40,819,000 44,698,189
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 44,364,000 49,066,114
593,062,574
Total U.S. Territories .................................................................... 721,854,113
Total Municipal Bonds (Cost $6,158,949,179) ...................................
6,674,495,527
Total Long Term Investments (Cost $6,310,245,417) .............................
6,825,383,915
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Colorado 0.1%
h
City & County of Denver , COP , 2008 A-3 , Refunding , SPA JPMorgan Chase Bank
NA , Daily VRDN and Put , 0.06% , 12/01/31 ............................... 3,400,000 3,400,000
Maryland 0.0%
†
h
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.06% ,
11/01/37 ........................................................ 2,400,000 2,400,000
New York 0.1%
h
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.08% , 8/01/42 .......... 10,000,000 10,000,000

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina 0.1%
h
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2007 B , Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.06% , 1/15/38 ................................................... $ 7,600,000 $ 7,600,000
Total Municipal Bonds (Cost $23,400,000) ......................................
23,400,000
Total Short Term Investments (Cost $23,400,000 ) ................................
23,400,000
a
Total Investments (Cost $6,333,645,417) 99.9% ..................................
$6,848,783,915
Other Assets, less Liabilities 0.1% .............................................
3,773,868
Net Assets 100.0% ...........................................................
$6,852,557,783
See Abbreviations on page 196 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $1,619,556,981, representing 23.6% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
See Note 7 regarding credit risk and defaulted securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
The maturity date shown represents the mandatory put date.
g
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.84 $12.20 $11.47 $11.39
Income from investment operations
c
:
Net investment income
d
...................................... 0.22 0.28 0.31 0.16
Net realized and unrealized gains (losses) ........................ (0.36) (0.37) 0.74 0.08
Total from investment operations ................................. (0.14) (0.09) 1.05 0.24
Less distributions from:
Net investment income ....................................... (0.22) (0.27) (0.32) (0.16)
Net asset value, end of year .................................... $11.48 $11.84 $12.20 $11.47
Total return
e
................................................ (1.24)% (0.71)% 9.29% 2.12%
Ratios to average net assets
f
Expenses
g
................................................. 0.88% 0.86% 0.87% 0.86%
Net investment income ........................................ 1.83% 2.31% 2.64% 2.88%
Supplemental data
Net assets, end of year (000’s) .................................. $64,555 $58,926 $44,347 $20,086
Portfolio turnover rate ......................................... 21.84% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.83 $12.20 $11.46 $11.47 $11.63
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.30 0.33 0.35 0.35
Net realized and unrealized gains (losses) ........... (0.36) (0.38) 0.75 (0.01) (0.15)
Total from investment operations .................... (0.12) (0.08) 1.08 0.34 0.20
Less distributions from:
Net investment income .......................... (0.24) (0.29) (0.34) (0.35) (0.36)
Net asset value, end of year ....................... $11.47 $11.83 $12.20 $11.46 $11.47
Total return
d
................................... (1.09)% (0.64)% 9.55% 2.98% 1.66%
Ratios to average net assets
Expenses ..................................... 0.73%
e
0.72%
e
0.72%
e
0.71%
e
0.68%
Net investment income ........................... 2.00% 2.48% 2.79% 3.03% 3.02%
Supplemental data
Net assets, end of year (000’s) ..................... $218,895 $245,351 $307,452 $314,235 $363,555
Portfolio turnover rate ............................ 21.84% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.98 $12.35 $11.60 $11.61 $11.77
Income from investment operations
b
:
Net investment income
c
......................... 0.17 0.23 0.27 0.28 0.29
Net realized and unrealized gains (losses) ........... (0.36) (0.38) 0.76 (0.01) (0.16)
Total from investment operations .................... (0.19) (0.15) 1.03 0.27 0.13
Less distributions from:
Net investment income .......................... (0.17) (0.22) (0.28) (0.28) (0.29)
Net asset value, end of year ....................... $11.62 $11.98 $12.35 $11.60 $11.61
Total return
d
................................... (1.54)% (1.26)% 8.95% 2.37% 1.08%
Ratios to average net assets
Expenses ..................................... 1.27%
e
1.26%
e
1.27%
e
1.26%
e
1.23%
Net investment income ........................... 1.44% 1.90% 2.24% 2.48% 2.47%
Supplemental data
Net assets, end of year (000’s) ..................... $17,988 $27,111 $31,713 $33,253 $56,607
Portfolio turnover rate ............................ 21.84% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.84 $12.20 $11.46 $11.48 $11.76
Income from investment operations
c
:
Net investment income
d
......................... 0.25 0.31 0.34 0.36 0.21
Net realized and unrealized gains (losses) ........... (0.35) (0.36) 0.76 (0.02) (0.28)
Total from investment operations .................... (0.10) (0.05) 1.10 0.34 (0.07)
Less distributions from:
Net investment income .......................... (0.26) (0.31) (0.36) (0.36) (0.21)
Net asset value, end of year ....................... $11.48 $11.84 $12.20 $11.46 $11.48
Total return
e
................................... (0.86)% (0.50)% 9.69% 3.01% (0.65)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.59% 0.58% 0.60% 0.59% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.58%
g
0.57%
g
0.58%
g
0.57%
g
0.55%
Net investment income ........................... 2.13% 2.60% 2.93% 3.17% 3.15%
Supplemental data
Net assets, end of year (000’s) ..................... $20,888 $16,909 $12,458 $1,284 $1,688
Portfolio turnover rate ............................ 21.84% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.83 $12.20 $11.46 $11.48 $11.63
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.30 0.34 0.36 0.36
Net realized and unrealized gains (losses) ........... (0.36) (0.37) 0.75 (0.02) (0.14)
Total from investment operations .................... (0.11) (0.07) 1.09 0.34 0.22
Less distributions from:
Net investment income .......................... (0.25) (0.30) (0.35) (0.36) (0.37)
Net asset value, end of year ....................... $11.47 $11.83 $12.20 $11.46 $11.48
Total return .................................... (0.99)% (0.54)% 9.65% 2.98% 1.84%
Ratios to average net assets
Expenses ..................................... 0.63%
d
0.61%
d
0.62%
d
0.61%
d
0.58%
Net investment income ........................... 2.10% 2.55% 2.89% 3.13% 3.12%
Supplemental data
Net assets, end of year (000’s) ..................... $109,947 $106,533 $60,927 $50,814 $63,366
Portfolio turnover rate ............................ 21.84% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 92.9%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,200,000 $ 1,204,049
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 671,375
Illinois 0.7%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 1,750,000 1,860,346
State of Illinois ,
GO, 2017 D, 5%, 11/01/26 ........................................... 1,000,000 1,130,780
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 140,000 163,535
3,154,661
Massachusetts 85.9%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,553,922
GO, 3%, 3/01/34 .................................................. 1,485,000 1,579,239
GO, 3%, 3/01/35 .................................................. 2,130,000 2,254,339
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,719,761
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,302,779
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,310,768
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 1,049,310
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,706,188
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,703,249
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 5,822,089
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 5,839,220
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,119,549
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 15,635,302
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 7,810,227
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 5,776,400
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 5,850,421
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,283,885
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, 2020 B-1, Refunding, 5%, 7/01/50 ..................... 5,000,000 5,913,158
Sales Tax, Revenue, 2021 A-1, Refunding, 4%, 7/01/37 ..................... 3,000,000 3,492,383
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,538,489
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 5,088,477
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,776,784
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 250,000 251,061
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 130,000 130,525
Revenue, 7, 5.125%, 2/01/31 ......................................... 130,000 130,486
Massachusetts Development Finance Agency ,
Babson College, Revenue, 2022, Refunding, 4%, 10/01/44 ................... 700,000 807,491
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 1,140,425
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,301,497
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,538,088
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,693,829
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,884,452
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,530,463
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 7,810,739
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... 1,250,000 1,387,254
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 468,177
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 318,205

Franklin Tax-Free Trust
Statement of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
a,b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ $ 1,000,000 $ 1,049,851
a,b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 921,408
a,b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 502,521
a,b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 530,770
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,713,275
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,217,895
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 8,281,396
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 1,125,575
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 518,659
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 3,941,387
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,341,836
President & Trustees of Williams College, Revenue, 2017 S, 4%, 7/01/46 ........ 9,550,000 10,490,139
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,725,790
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 821,759
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 821,976
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 543,641
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,872,764
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 4,545,000 5,116,741
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 8,025,734
Springfield College, Revenue, 2021 B, Refunding, 4%, 6/01/50 ................ 2,695,000 2,827,793
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 3,150,000 3,391,022
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 7,250,000 7,767,869
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,369,746
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,483,212
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 6,813,434
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 3,504,996
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,432,812
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,193,125
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. 4,825,000 4,887,372
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,273,666
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,487,111
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,565,682
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 2,761,678
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 11,544,189
Massachusetts Housing Finance Agency ,
Revenue, 2009 C, Refunding, 5.125%, 12/01/39 ........................... 1,045,000 1,046,334
Revenue, 2009 C, Refunding, 5.35%, 12/01/49 ........................... 2,770,000 2,773,716
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 105,260
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 45,154
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 1,010,924
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 2,903,343
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,035,708
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,849,803
Massachusetts Municipal Wholesale Electric Co. ,
Revenue, 2015 A, 4%, 7/01/46 ........................................ 2,000,000 2,270,984
Revenue, 2015 A, 4%, 7/01/51 ........................................ 2,250,000 2,533,786
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 6,049,908
Revenue, 2019 B, 5%, 7/01/49 ........................................ 5,000,000 6,013,326
Revenue, 2021 B, Refunding, 5%, 7/01/40 ............................... 1,215,000 1,478,554
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,757,880

Franklin Tax-Free Trust
Statement of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts School Building Authority, (continued)
Revenue, 2019 A, 5%, 2/15/44 ........................................ $ 1,000,000 $ 1,203,486
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 5,763,626
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 4,824,466
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,227,394
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,294,111
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Pre-Refunded, 5%, 8/01/40 ............................ 5,000,000 5,767,044
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,763,584
Revenue, 2020 B, 5%, 8/01/36 ........................................ 1,500,000 1,865,512
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 6,734,027
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,332,367
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,670,769
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,465,877
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 3,375,714
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,356,369
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,841,527
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,591,319
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 5,496,431
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 3,240,000 3,556,533
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 760,000 835,090
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 5,933,754
Revenue, Senior Lien, 2019-1, Refunding, 5%, 5/01/39 ..................... 5,000,000 6,059,861
371,218,996
New Jersey 0.6%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 250,000 265,554
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 274,636
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,175,069
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 475,000 511,150
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 465,704
2,692,113
New York 0.8%
Metropolitan Transportation Authority ,
Revenue, 2020 D, 4%, 11/15/47 ....................................... 500,000 537,122
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 800,000 863,601
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 1,700,000 1,850,035
3,250,758
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 800,000 748,600
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 800,000 747,765
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 931,070
2,427,435
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 500,000 601,869

Franklin Tax-Free Trust
Statement of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 1,100,000 $ 1,020,451
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 294,970
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,404,515
2,719,936
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 748,395
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 770,811
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 2,900,000 2,886,658
3,657,469
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 5,000,000 5,238,585
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,700,000 2,856,452
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 250,000 260,073
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 538,218
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 219,596
9,112,924
Total U.S. Territories .................................................................... 9,112,924
Total Municipal Bonds (Cost $389,645,526) .....................................
401,459,980
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Massachusetts 0.1%
d
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.01% , 11/01/49 ........... 525,000 525,000
Total Municipal Bonds (Cost $525,000) .........................................
525,000
Total Short Term Investments (Cost $525,000 ) ..................................
525,000
a
Total Investments (Cost $390,170,526) 93.0% ...................................
$401,984,980
Other Assets, less Liabilities 7.0% .............................................
30,288,944
Net Assets 100.0% ...........................................................
$432,273,924

Franklin Tax-Free Trust
Statement of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
See Abbreviations on page 196 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $12,186,425, representing 2.8% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
a
Year Ended
February 28,
2022
Year Ended
February 28,
2021
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.27 $10.41
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.10 0.08
Net realized and unrealized gains (losses) ................................................ (0.15) (0.14)
Total from investment operations ......................................................... (0.05) (0.06)
Less distributions from:
Net investment income ............................................................... (0.11) (0.08)
Net asset value, end of year ............................................................ $10.11 $10.27
Total return
d
........................................................................ (0.56)% (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 3.02% 3.39%
Expenses net of waiver and payments by affiliates
f
........................................... 0.64% 0.46%
Net investment income ................................................................ 1.01% 1.29%
Supplemental data
Net assets, end of year (000’s) .......................................................... $1,541 $872
Portfolio turnover rate ................................................................. 1.90% 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
a
Year Ended
February 28,
2022
Year Ended
February 28,
2021
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.27 $10.41
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.08 0.08
Net realized and unrealized gains (losses) ................................................ (0.16) (0.14)
Total from investment operations ......................................................... (0.08) (0.06)
Less distributions from:
Net investment income ............................................................... (0.08) (0.08)
Net asset value, end of year ............................................................ $10.11 $10.27
Total return
d
........................................................................ (0.83)% (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 3.26% 3.31%
Expenses net of waiver and payments by affiliates
f
........................................... 0.89% 0.46%
Net investment income ................................................................ 0.76% 1.32%
Supplemental data
Net assets, end of year (000’s) .......................................................... $145 $210
Portfolio turnover rate ................................................................. 1.90% 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
a
Year Ended
February 28,
2022
Year Ended
February 28,
2021
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.28 $10.41
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.12 0.09
Net realized and unrealized gains (losses) ................................................ (0.16) (0.13)
Total from investment operations ......................................................... (0.04) (0.04)
Less distributions from:
Net investment income ............................................................... (0.13) (0.09)
Net asset value, end of year ............................................................ $10.11 $10.28
Total return
d
........................................................................ (0.35)% (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 3.20% 5.66%
Expenses net of waiver and payments by affiliates
f
........................................... 0.46% 0.46%
Net investment income ................................................................ 1.19% 1.36%
Supplemental data
Net assets, end of year (000’s) .......................................................... $5 $5
Portfolio turnover rate ................................................................. 1.90% 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
152
a
Year Ended February 28, Year Ended
February 28,
2020
a,b
2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.27 $10.35 $10.00
Income from investment operations
c
:
Net investment income
d
.................................................. 0.12 0.14 0.03
Net realized and unrealized gains (losses) .................................... (0.16) (0.06) 0.35
Total from investment operations ............................................. (0.04) 0.08 0.38
Less distributions from:
Net investment income ................................................... (0.12) (0.16) (0.03)
Net asset value, end of year ................................................ $10.11 $10.27 $10.35
Total return
e
............................................................ (0.39)% 0.62% 3.84%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 2.83% 3.61% 3.25%
Expenses net of waiver and payments by affiliates ................................ 0.46%
g
0.46%
g
0.46%
Net investment income .................................................... 1.19% 1.39% 0.81%
Supplemental data
Net assets, end of year (000’s) .............................................. $8,847 $6,312 $5,175
Portfolio turnover rate ..................................................... 1.90% 7.50% —%
a
For the year ended February 29.
b
For the period ended October 1, 2019 (commencement of operations) to February 29, 2020.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Municipal Green Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
153
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 83.3%
Arizona 2.8%
Arizona State University , Revenue , 2016 B , 5% , 7/01/42 ......................
$ 150,000 $ 170,926
City of Phoenix Civic Improvement Corp. , Water System , Revenue, Junior Lien , 2020
B , 5% , 7/01/44 .................................................... 100,000 121,921
292,847
Arkansas 1.1%
Central Arkansas Water , Revenue , 2020 C , Refunding , 4% , 10/01/33 .............
100,000 111,665
California 18.6%
a
California Community Choice Financing Authority , Revenue , 2021 B-1 , Mandatory Put ,
4% , 8/01/31 ...................................................... 150,000 171,041
California Housing Finance Agency , Lakeside Drive Senior Housing LP , Revenue , 2019
N , FNMA Insured , 2.35% , 12/01/35 .................................... 96,565 95,108
California Infrastructure & Economic Development Bank ,
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
0.55%, 8/01/24 .................................................. 100,000 100,107
California Science Center Foundation, Revenue, 2021 B, 4%, 5/01/46 .......... 100,000 110,980
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 180,000 213,595
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 B-3 , Refunding , 2.125% , 11/15/27 ............................ 50,000 50,014
City of Foster City , GO , 2020 , 4% , 8/01/32 .................................
100,000 111,352
City of San Francisco , Public Utilities Commission Water , Revenue , 2020 A ,
4% , 11/01/50 ..................................................... 100,000 112,432
Los Angeles County Metropolitan Transportation Authority , Revenue , 2019 A , 5% ,
7/01/44 ......................................................... 150,000 179,331
Port of Los Angeles , Revenue , 2019 C-1 , Refunding , 5% , 8/01/25 ...............
60,000 66,772
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/30 .............
100,000 126,464
San Francisco Bay Area Rapid Transit District , GO , 2019 F-1 , 3% , 8/01/36 ........
150,000 157,034
Southern California Public Power Authority , Revenue , 2020 A , Refunding , 4% , 7/01/38
150,000 171,753
Three Rivers Levee Improvement Authority , Special Tax , 2021 A , Refunding , 4% ,
9/01/32 ......................................................... 100,000 110,203
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ......... 150,000 184,022
1,960,208
Colorado 3.3%
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 150,000 174,407
University of Colorado , Revenue , 2021 A , Refunding , 5% , 6/01/27 ...............
150,000 177,001
351,408
Connecticut 1.1%
Connecticut State Health & Educational Facilities Authority , Wesleyan University ,
Revenue , I , 4% , 7/01/31 ............................................. 100,000 118,773
Florida 3.4%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 2.5% , 5/01/25 ..................................... 85,000 85,319
City of Tampa , Special Assessment , 2018 , 5% , 5/01/36 .......................
135,000 161,278
County of Palm Beach , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/31 ...
100,000 116,042
362,639
Georgia 1.1%
Private Colleges & Universities Authority , Emory University , Revenue , 2019 B ,
Refunding , 5% , 9/01/48 ............................................. 100,000 120,236

Franklin Tax-Free Trust
Statement of Investments
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
154
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 1.9%
Illinois Finance Authority , State of Illinois Water Revolving Fund - Clean Water Program ,
Revenue , 2020 , 4% , 7/01/37 ......................................... $ 100,000 $ 116,048
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn ., 12/31/38 .................................................... 100,000 81,981
198,029
Louisiana 1.0%
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/40
100,000 109,691
Maine 2.6%
City of Portland , General Airport , Revenue , 2019 , Refunding , 4% , 1/01/35 .........
245,000 272,160
Maryland 1.0%
Washington Suburban Sanitary Commission , Revenue, Second Series , 2019 B , 3% ,
6/01/35 ......................................................... 100,000 105,524
Massachusetts 1.0%
Massachusetts Housing Finance Agency , Revenue , 2019 C-1 , 2.65% , 12/01/34 .....
100,000 101,019
Michigan 1.0%
a
Michigan Strategic Fund , Graphic Packaging International LLC , Revenue , 2021 ,
Mandatory Put , 4% , 10/01/26 ......................................... 100,000 107,530
Minnesota 1.0%
City of Minneapolis , GO , 2019 , 3% , 12/01/40 ...............................
100,000 103,622
Mississippi 0.9%
b
Mississippi Development Bank , County of Jackson , Revenue , 144A, 2021 , 3.625% ,
11/01/36 ........................................................ 100,000 92,094
New Jersey 4.0%
New Jersey Educational Facilities Authority , Stevens Institute of Technology , Revenue ,
2020 A , 5% , 7/01/32 ................................................ 225,000 268,359
Newark Board of Education , GO , 2021 , Refunding , BAM Insured , 5% , 7/15/30 ......
120,000 148,129
416,488
New Mexico 1.1%
City of Santa Fe , Wastewater Utility System , Revenue , 2019 , BAM Insured , 5% ,
6/01/29 ......................................................... 100,000 120,039
New York 12.8%
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
100,000 121,515
Metropolitan Transportation Authority ,
Revenue, 2017 B, Refunding, 5%, 11/15/24 .............................. 150,000 164,659
Revenue, 2017 B, Refunding, 5%, 11/15/28 .............................. 110,000 130,018
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 100,000 110,452
Dedicated Tax Fund, Revenue, 2017 B-2, Refunding, 4%, 11/15/32 ............ 160,000 176,376
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 2.5% , 11/15/36 .
100,000 94,744
New York State Dormitory Authority , Cornell University , Revenue , 2019 D , 5% , 7/01/35
100,000 136,454
New York State Housing Finance Agency ,
Revenue, 2019 N, FNMA Insured, 2.6%, 11/01/34 ......................... 100,000 99,641
Revenue, 2019 P, 2%, 5/01/28 ........................................ 100,000 99,771
Trust for Cultural Resources of The City of New York (The) , Whitney Museum of
American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...................... 170,000 216,117
1,349,747
North Dakota 0.9%
b
County of Grand Forks , Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% ,
12/15/43 ........................................................ 100,000 94,291

Franklin Tax-Free Trust
Statement of Investments
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
155
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 2.8%
American Municipal Power, Inc. , Revenue , 2020 A , Refunding , 5% , 2/15/29 ........
$ 100,000 $ 120,849
State of Ohio ,
GO, 2019 A, 4%, 3/01/30 ............................................ 100,000 117,618
GO, 2020 B, 4%, 3/01/24 ............................................ 50,000 52,794
291,261
Oregon 1.7%
Port of Portland , Airport , Revenue , Twenty-Seven A , 5% , 7/01/36 ................
150,000 180,078
Pennsylvania 2.3%
School District of Philadelphia (The) ,
GO, 2019 B, 5%, 9/01/29 ............................................ 100,000 121,179
GO, 2021 B, 5%, 9/01/31 ............................................ 100,000 124,951
246,130
Rhode Island 2.0%
Rhode Island Housing and Mortgage Finance Corp. , Revenue , 2019 1-B , FHA Insured ,
2.75% , 10/01/34 ................................................... 150,000 153,084
Rhode Island Infrastructure Bank , City of East Providence , Revenue , 2020 A , 4% ,
10/01/27 ........................................................ 50,000 56,200
209,284
Utah 1.9%
City of Spanish Fork City , Sewer , Revenue , 2020 , BAM Insured , 5% , 9/01/26 .......
170,000 196,039
Vermont 2.1%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 B , 5% , 12/01/38 ............. 195,000 219,686
Virginia 1.7%
City of Hampton ,
GO, 2020 A, 5%, 9/01/27 ............................................ 50,000 59,326
GO, 2020 A, 4%, 9/01/31 ............................................ 100,000 118,388
177,714
Washington 3.0%
Central Puget Sound Regional Transit Authority ,
Sales & Rental Car Taxes, Revenue, 2015 S-1, Pre-Refunded, 5%, 11/01/27 ..... 50,000 56,488
Sales & Rental Car Taxes, Revenue, 2015 S-1, Pre-Refunded, 5%, 11/01/32 ..... 100,000 112,977
FYI Properties , State of Washington Consolidated Technology Services , Revenue ,
2019 , Refunding , 5% , 6/01/24 ........................................ 135,000 145,721
315,186
Wisconsin 3.5%
Milwaukee Metropolitan Sewerage District , GO , 2020 A , 3% , 10/01/35 ............
100,000 106,522
Public Finance Authority , RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51
250,000 261,544
368,066

Franklin Tax-Free Trust
Statement of Investments
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
156
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.7%
District of Columbia 1.7%
District of Columbia , Water & Sewer Authority , Revenue, Sub. Lien , 2019 A ,
5% , 10/01/44 ..................................................... $ 150,000 $ 181,673
Total Municipal Bonds (Cost $8,894,723) .......................................
8,773,127
a a a a
a
Total Investments (Cost $8,894,723) 83.3% .....................................
$8,773,127
Other Assets, less Liabilities 16.7% ............................................
1,764,231
Net Assets 100.0% ...........................................................
$10,537,358
See Abbreviations on page 196 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $236,399, representing 2.2% of net assets.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
157
0
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.46 $11.77 $11.14 $11.10
Income from investment operations
c
:
Net investment income
d
...................................... 0.27 0.29 0.30 0.17
Net realized and unrealized gains (losses) ........................ (0.28) (0.32) 0.65 0.04
Total from investment operations ................................. (0.01) (0.03) 0.95 0.21
Less distributions from:
Net investment income ....................................... (0.27) (0.28) (0.32) (0.17)
Net asset value, end of year .................................... $11.18 $11.46 $11.77 $11.14
Total return
e
................................................ (0.18)% (0.18)% 8.61% 1.97%
Ratios to average net assets
f
Expenses
g
................................................. 0.82% 0.82% 0.82% 0.83%
Net investment income ........................................ 2.30% 2.50% 2.67% 3.28%
Supplemental data
Net assets, end of year (000’s) .................................. $141,419 $118,815 $109,130 $55,866
Portfolio turnover rate ......................................... 7.69% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
158
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.45 $11.76 $11.13 $11.11 $11.45
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.30 0.32 0.38 0.39
Net realized and unrealized gains (losses) ........... (0.29) (0.31) 0.64 0.03 (0.31)
Total from investment operations .................... (0.01) (0.01) 0.96 0.41 0.08
Less distributions from:
Net investment income .......................... (0.28) (0.30) (0.33) (0.39) (0.42)
Net asset value, end of year ....................... $11.16 $11.45 $11.76 $11.13 $11.11
Total return
d
................................... (0.11)% (0.03)% 8.78% 3.78% 0.68%
Ratios to average net assets
Expenses ..................................... 0.67%
e
0.67%
e
0.67%
e
0.68%
e
0.67%
Net investment income ........................... 2.45% 2.67% 2.82% 3.43% 3.46%
Supplemental data
Net assets, end of year (000’s) ..................... $464,256 $516,756 $584,519 $596,817 $650,527
Portfolio turnover rate ............................ 7.69% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
159
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.60 $11.92 $11.28 $11.26 $11.60
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.24 0.26 0.32 0.33
Net realized and unrealized gains (losses) ........... (0.29) (0.32) 0.65 0.03 (0.32)
Total from investment operations .................... (0.07) (0.08) 0.91 0.35 0.01
Less distributions from:
Net investment income .......................... (0.22) (0.24) (0.27) (0.33) (0.35)
Net asset value, end of year ....................... $11.31 $11.60 $11.92 $11.28 $11.26
Total return
d
................................... (0.66)% (0.66)% 8.19% 3.15% 0.11%
Ratios to average net assets
Expenses ..................................... 1.22%
e
1.22%
e
1.22%
e
1.23%
e
1.22%
Net investment income ........................... 1.87% 2.10% 2.27% 2.88% 2.91%
Supplemental data
Net assets, end of year (000’s) ..................... $58,632 $87,934 $117,600 $125,982 $188,806
Portfolio turnover rate ............................ 7.69% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
160
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.46 $11.77 $11.14 $11.12 $11.37
Income from investment operations
c
:
Net investment income
d
......................... 0.30 0.32 0.34 0.40 0.25
Net realized and unrealized gains (losses) ........... (0.29) (0.31) 0.64 0.03 (0.26)
Total from investment operations .................... 0.01 0.01 0.98 0.43 (0.01)
Less distributions from:
Net investment income .......................... (0.30) (0.32) (0.35) (0.41) (0.24)
Net asset value, end of year ....................... $11.17 $11.46 $11.77 $11.14 $11.12
Total return
e
................................... 0.03% 0.11% 8.92% 3.91% (0.11)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.53% 0.54% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.53%
g
0.53%
g
0.53%
g,h
0.54%
g,h
0.53%
Net investment income ........................... 2.59% 2.80% 2.96% 3.57% 3.60%
Supplemental data
Net assets, end of year (000’s) ..................... $35,920 $32,012 $33,376 $20,459 $19,936
Portfolio turnover rate ............................ 7.69% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
161
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.46 $11.77 $11.14 $11.12 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.31 0.33 0.39 0.40
Net realized and unrealized gains (losses) ........... (0.29) (0.31) 0.64 0.03 (0.31)
Total from investment operations .................... 0.01 — 0.97 0.42 0.09
Less distributions from:
Net investment income .......................... (0.30) (0.31) (0.34) (0.40) (0.43)
Net asset value, end of year ....................... $11.17 $11.46 $11.77 $11.14 $11.12
Total return .................................... (0.01)% 0.07% 8.88% 3.87% 0.77%
Ratios to average net assets
Expenses ..................................... 0.57%
d
0.57%
d
0.57%
d
0.58%
d
0.57%
Net investment income ........................... 2.55% 2.76% 2.92% 3.53% 3.56%
Supplemental data
Net assets, end of year (000’s) ..................... $103,449 $94,236 $81,747 $75,607 $79,286
Portfolio turnover rate ............................ 7.69% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
162
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,300,000 $ 1,304,386
Delaware 2.6%
Delaware River & Bay Authority ,
Revenue, 2012 A, Refunding, 5%, 1/01/42 ............................... 6,000,000 6,203,047
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 13,500,000 15,091,465
21,294,512
Florida 0.6%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 4,536,000 4,450,043
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 760,892
5,210,935
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,475,224
New Jersey 77.2%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 1,115,470
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 6,003,202
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 4,134,562
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 4,293,617
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,433,633
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 966,608
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,186,322
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,120,434
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,172,144
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,193,971
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,250,844
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,648,970
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,797,834
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 2,889,809
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ 4,925,000 5,246,673
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,662,412
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 3,863,314
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 844,300
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 786,692
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 673,202
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 5,877,401
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 5,792,155
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,126,946
County of Hudson, Revenue, 2016, 5%, 5/01/46 ........................... 6,000,000 6,715,796
County of Hudson, Revenue, 2020, 4%, 10/01/46 .......................... 5,000,000 5,674,612
County of Hudson, Revenue, 2020, 4%, 10/01/51 .......................... 5,000,000 5,649,407
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,768,151
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,706,578

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
163
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ $ 300,000 $ 347,157
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 404,390
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 605,632
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 605,063
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 575,720
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 316,451
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 258,475
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 458,748
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 869,703
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 868,010
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 578,518
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 866,246
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 691,800
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,672,505
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,720,920
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,342,433
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,337,459
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,662,968
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,378,539
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 3,283,106
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,600,091
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,320,040
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 691,750
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 646,286
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,598,442
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,963,692
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 7,247,789
Rutgers State University of New Jersey (The), Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,255,718
State of New Jersey Cigarette Tax, Revenue, 2012, Pre-Refunded, 5%, 6/15/28 ... 3,000,000 3,037,837
State of New Jersey Cigarette Tax, Revenue, 2012, Pre-Refunded, 5%, 6/15/29 ... 1,000,000 1,012,612
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 10,264,668
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 5,231,650
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,435,211
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,517,798
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,252,052
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,382,597
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 17,642,575
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,485,174
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,338,873
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,503,331
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,011,714
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,011,841
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,577,394
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 430,981
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,397,698
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,380,158

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
164
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ $ 1,150,000 $ 1,178,526
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 2,028,035
Stevens Institute of Technology, Revenue, 1998-1, ETM, 5%, 7/01/28 ........... 540,000 602,617
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,810,648
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 10,444,876
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,555,265
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,658,182
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 12,490,436
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 16,235,350
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,841
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 10,850,592
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 868,268
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 976,101
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ 2,500,000 2,535,894
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,488,529
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,483,558
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,800,413
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,878,452
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 20,865,893
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 8,000,000 9,249,846
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 9,332,197
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,220,757
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 3,943,596
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 16,771,749
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 11,368,099
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/31 .. 2,935,000 3,102,344
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/34 .. 1,500,000 1,585,525
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,002,616
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,409,923
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,131,871
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 1,979,012
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,256,368
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,477,934
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 12,250,164
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2011-1, 5.875%, 12/01/33 .................................... 2,140,000 2,142,369
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 10,234,476
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,768,182
Revenue, 2021 B, Refunding, 5%, 12/01/28 .............................. 1,450,000 1,709,067
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 1,415,000 1,691,843
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 7,183,633
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,174,026
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 520,964
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 3,955,000 4,174,590
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,445,000 4,168,728
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 8,895,000 8,261,208
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,555,000 3,239,361

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
165
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, (continued)
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ $ 2,665,000 $ 2,557,201
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,623,096
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn ., 12/15/33 ..................... 10,000,000 7,281,370
Revenue, 2009 A, Zero Cpn ., 12/15/32 .................................. 10,000,000 7,247,632
Revenue, 2010 A, Zero Cpn ., 12/15/29 .................................. 5,000,000 4,033,611
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,451,259
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 6,402,106
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,700,000 10,438,222
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 2,201,286
Revenue, 2022 BB, 4%, 6/15/50 ....................................... 3,500,000 3,762,692
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 7,474,557
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 4,014,176
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 17,802,870
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,446,488
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 18,203,826
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 3,331,495
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 720,834
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 770,890
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 769,620
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 716,699
Newark Housing Authority Scholarship Foundation A New Jersey Non Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 22,409,539
Somerset County Improvement Authority , Revenue , 2020 , Refunding , 4% , 9/01/50 ..
10,115,000 11,517,591
South Jersey Transportation Authority , Revenue , 2020 A , 5% , 11/01/45 ...........
5,750,000 6,700,778
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,300,000 2,660,897
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,590,910
GO, 2020 A, 4%, 6/01/32 ............................................ 2,200,000 2,561,678
620,691,121
New York 5.8%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 15,963,105
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,256,391
Revenue, 2017, 4%, 11/01/49 ........................................ 9,000,000 9,875,313
Revenue, Two Hundred Sixteenth, 4%, 9/01/45 ........................... 5,000,000 5,501,337
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,243,907
46,840,053
Pennsylvania 7.7%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 22,535,791
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 122,080
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 182,729
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 182,101
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 181,828
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 181,477
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 181,179
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 180,888
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 910,962
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 1,040,270
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,221,868

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
166
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... $ 10,000,000 $ 10,635,914
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 3,951,294
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 6,064,903
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,758,060
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 11,454,490
61,785,834
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,500,000 1,403,626
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,500,000 1,402,059
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 931,070
3,736,755
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,948,135
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,708,707
4,656,842
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,403,241
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,500,000 1,445,272
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 5,500,000 5,474,696
6,919,968
U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,270,779
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 3,950,000 4,108,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 313,464
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,057,945
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,700,000 2,808,784
9,558,972
Total U.S. Territories .................................................................... 9,558,972
Total Municipal Bonds (Cost $756,880,724) .....................................
785,877,843
a a a a

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
167
L
Short Term Investments 0.3%
a a
Principal
Amount
a
Value
Municipal Bonds 0.3%
New Jersey 0.3%
c
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.05% ,
7/01/43 ......................................................... $ 2,800,000 $ 2,800,000
Total Municipal Bonds (Cost $2,800,000) .......................................
2,800,000
Total Short Term Investments (Cost $2,800,000 ) .................................
2,800,000
a
Total Investments (Cost $759,680,724) 98.1% ...................................
$788,677,843
Other Assets, less Liabilities 1.9% .............................................
14,997,637
Net Assets 100.0% ...........................................................
$803,675,480
See Abbreviations on page 196 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $18,550,863, representing 2.3% of net assets.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
168
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $3,327,563,948 $1,363,572,066 $6,286,474,179
Cost - Controlled affiliates (Not e 3f) .......................... 68,628,312 33,900,950 47,171,238
Value - Unaffiliated issuers ................................ $3,383,159,921 $1,364,327,500 $6,802,251,015
Value - Controlled affiliates (Not e 3f) ......................... 65,440,300 33,826,000 46,532,900
Cash .................................................. 36,360,242 10,085,336 17,898,831
Receivables:
Investment securities sold ................................. — 1,432,665 734,155
Capital shares sold ...................................... 3,942,725 3,468,563 5,295,904
Interest ............................................... 33,763,396 9,453,582 63,219,340
Affiliates .............................................. — 1,222 —
Total assets ........................................ 3,522,666,584 1,422,594,868 6,935,932,145
Liabilities:
Payables:
Investment securities purchased ............................ 40,600,611 29,612,188 61,452,733
Capital shares redeemed ................................. 8,691,927 3,432,021 15,086,885
Management fees ....................................... 919,622 277,942 2,576,344
Distribution fees ........................................ 277,990 114,339 704,038
Transfer agent fees ...................................... 371,795 111,185 761,134
Trustees' fees and expenses ............................... — 468 —
Distributions to shareholders ............................... 922,702 378,597 2,190,810
Accrued expenses and other liabilities ......................... 565,609 155,629 602,418
Total liabilities ....................................... 52,350,256 34,082,369 83,374,362
Net assets, at value ............................... $3,470,316,328 $1,388,512,499 $6,852,557,783
Net assets consist of:
Paid-in capital ........................................... $3,477,214,902 $1,394,854,218 $7,135,873,984
Total distributable earnings (losses) ........................... (6,898,574) (6,341,719) (283,316,201)
Net assets, at value ............................... $3,470,316,328 $1,388,512,499 $6,852,557,783

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
169
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $754,463,002 $345,669,574 $1,559,216,259
Shares outstanding ...................................... 63,802,448 33,418,212 155,221,445
Net asset value per share
a
................................ $11.82 $10.34 $10.05
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $12.09 $10.58 $10.44
Class A1:
Net assets, at value ..................................... $1,265,052,220 $413,868,802 $3,518,032,817
Shares outstanding ...................................... 107,122,362 39,974,946 350,504,718
Net asset value per share
a
................................ $11.81 $10.35 $10.04
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $12.08 $10.59 $10.43
Class C:
Net assets, at value ..................................... $67,008,456 — $262,313,329
Shares outstanding ...................................... 5,655,997 — 25,610,771
Net asset value and maximum offering price per share
a
........... $11.85 — $10.24
Class R6:
Net assets, at value ..................................... $257,640,607 $86,416,833 $228,725,319
Shares outstanding ...................................... 21,760,740 8,353,813 22,675,718
Net asset value and maximum offering price per share ........... $11.84 $10.34 $10.09
Advisor Class:
Net assets, at value ..................................... $1,126,152,043 $542,557,290 $1,284,270,059
Shares outstanding ...................................... 95,120,623 52,431,002 127,363,220
Net asset value and maximum offering price per share ........... $11.84 $10.35 $10.08
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
170
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issue rs ................................. $390,170,526 $8,894,723 $759,680,724
Value - Unaffiliated issuers ................................ $401,984,980 $8,773,127 $788,677,843
Cash .................................................. 31,906,067 1,728,535 10,005,492
Receivables:
Investment securities sold ................................. — 132 —
Capital shares sold ...................................... 904,241 150 806,007
Interest ............................................... 3,579,143 89,911 6,472,721
Affiliates .............................................. — 28,841 —
Total assets ........................................ 438,374,431 10,620,696 805,962,063
Liabilities:
Payables:
Investment securities purchased ............................ 5,116,057 — —
Capital shares redeemed ................................. 528,469 3,225 1,494,083
Management fees ....................................... 182,549 — 321,942
Distribution fees ........................................ 38,469 745 92,869
Transfer agent fees ...................................... 41,054 754 78,181
Reports to shareholders fees .............................. 26,457 8,575 29,832
Professional fees ....................................... 46,096 40,143 42,264
Trustees' fees and expenses ............................... 351 1,163 1,032
Distributions to shareholders ............................... 109,958 4,841 210,603
Accrued expenses and other liabilities ......................... 11,047 23,892 15,777
Total liabilities ....................................... 6,100,507 83,338 2,286,583
Net assets, at value ............................... $432,273,924 $10,537,358 $803,675,480
Net assets consist of:
Paid-in capital ........................................... $436,912,287 $10,660,468 $868,666,497
Total distributable earnings (losses) ........................... (4,638,363) (123,110) (64,991,017)
Net assets, at value ............................... $432,273,924 $10,537,358 $803,675,480

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
171
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $64,555,341 $1,540,567 $141,418,874
Shares outstanding ...................................... 5,622,640 152,439 12,653,218
Net asset value per share
a
................................ $11.48 $10.11 $11.18
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.93 $10.50 $11.62
Class A1:
Net assets, at value ..................................... $218,895,041 — $464,256,238
Shares outstanding ...................................... 19,078,469 — 41,592,189
Net asset value per share
a
................................ $11.47 — $11.16
Maximum offering price per share (net asset value per share ÷ 96.25%,
-% and 96.25%, respectively) .............................. $11.92 — $11.59
Class C:
Net assets, at value ..................................... $17,988,185 $144,698 $58,631,656
Shares outstanding ...................................... 1,548,416 14,312 5,182,237
Net asset value and maximum offering price per share
a
........... $11.62 $10.11 $11.31
Class R6:
Net assets, at value ..................................... $20,888,453 $4,855 $35,919,998
Shares outstanding ...................................... 1,819,311 480 3,214,661
Net asset value and maximum offering price per share ........... $11.48 $10.11 $11.17
Advisor Class:
Net assets, at value ..................................... $109,946,904 $8,847,238 $103,448,714
Shares outstanding ...................................... 9,582,206 874,999 9,259,263
Net asset value and maximum offering price per share ........... $11.47 $10.11 $11.17
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
172
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $— $— $741,990
Controlled affiliates (Not e 3f) ............................... 1,123,451 609,046 856,719
Interest:
Unaffiliated issuers ...................................... 97,769,248 18,421,810 298,645,403
Total investment income ................................. 98,892,699 19,030,856 300,244,112
Expenses:
Management fees (Note 3 a ) ................................. 17,312,736 6,588,898 31,723,754
Distribution fees: (Note 3c )
    Class A .............................................. 1,815,847 829,515 3,575,516
    Class A1 ............................................. 1,365,204 671,989 3,737,417
    Class C .............................................. 608,792 — 2,056,469
Transfer agent fees: (Note 3e )
    Class A .............................................. 530,898 188,870 999,303
    Class A1 ............................................. 993,552 254,915 2,643,228
    Class C .............................................. 67,657 — 226,170
    Class R6 ............................................. 110,093 25,874 62,555
    Advisor Class .......................................... 860,484 312,318 926,146
Custodian fees (Note 4 ) .................................... 20,120 7,190 37,077
Reports to shareholders fees ................................ 369,933 67,001 395,523
Registration and filing fees .................................. 220,551 136,017 277,032
Professional fees ......................................... 89,289 68,703 104,693
Trustees' fees and expenses ................................ 32,184 12,299 58,653
Other .................................................. 237,081 112,614 1,005,499
Total expenses ....................................... 24,634,421 9,276,203 47,829,035
Expense reductions (Note 4 ) ............................. (5,413) (8,231) (16,623)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (3,825,509) (2,196,996) (62,975)
Net expenses ....................................... 20,803,499 7,070,976 47,749,437
Net investment income .............................. 78,089,200 11,959,880 252,494,675
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 19,638,184 18,149 85,762,107
Controlled affiliates (Note 3 f ) ............................. — (52,514) —
Net realized gain (loss) ................................ 19,638,184 (34,365) 85,762,107
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (141,748,255) (28,899,769) (263,777,399)
Controlled affiliates (Note 3 f ) ............................. (1,685,553) (786,530) (1,082,800)
Net change in unrealized appreciation (depreciation) .......... (143,433,808) (29,686,299) (264,860,199)
Net realized and unrealized gain (loss) .......................... (123,795,624) (29,720,664) (179,098,092)
Net increase (decrease) in net assets resulting from operations ........ $(45,706,424) $(17,760,784) $73,396,583

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
173
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... 12,177,774 153,433 26,233,325
Expenses:
Management fees (Note 3 a ) ................................. 2,255,620 59,269 4,018,325
Distribution fees: (Note 3c )
    Class A .............................................. 158,932 2,117 337,103
    Class A1 ............................................. 236,956 — 499,774
    Class C .............................................. 147,134 999 483,068
Transfer agent fees: (Note 3e )
    Class A .............................................. 47,237 991 94,234
    Class A1 ............................................. 176,229 — 349,769
    Class C .............................................. 16,853 205 52,100
    Class R6 ............................................. 8,232 24 9,738
    Advisor Class .......................................... 78,049 6,772 67,503
Custodian fees (Note 4 ) .................................... 2,543 41 4,659
Reports to shareholders fees ................................ 29,149 7,116 39,537
Registration and filing fees .................................. 59,573 69,486 38,068
Professional fees ......................................... 75,461 80,435 58,820
Trustees' fees and expenses ................................ 4,139 1,238 8,161
Amortization of offering costs (Not e 1g) ........................ — 20,769 —
Other .................................................. 41,930 17,711 53,042
Total expenses ....................................... 3,338,037 267,173 6,113,901
Expense reductions (Note 4 ) ............................. (3,167) (55) (5,739)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (2,392) (221,166) —
Net expenses ....................................... 3,332,478 45,952 6,108,162
Net investment income .............................. 8,845,296 107,481 20,125,163
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 2,483,489 — 1,843,006
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (15,471,274) (240,874) (22,042,965)
Net realized and unrealized gain (loss) .......................... (12,987,785) (240,874) (20,199,959)
Net increase (decrease) in net assets resulting from operations ........ $(4,142,489) $(133,393) $(74,796)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
174
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $78,089,200 $83,247,805 $11,959,880 $13,871,667
Net realized gain (loss) ............ 19,638,184 (7,384,342) (34,365) (1,699,938)
Net change in unrealized appreciation
(depreciation) ................. (143,433,808) (50,964,749) (29,686,299) (1,882,133)
Net increase (decrease) in net
assets resulting from operations . (45,706,424) 24,898,714 (17,760,784) 10,289,596
Distributions to shareholders:
Class A ........................ (13,727,492) (11,063,019) (2,317,138) (2,206,534)
Class A1 ....................... (27,971,260) (32,632,232) (3,584,062) (5,588,844)
Class C ........................ (1,405,068) (2,656,709) — —
Class R6 ....................... (9,704,030) (8,961,135) (784,984) (755,465)
Advisor Class ................... (25,287,616) (28,121,424) (5,193,340) (5,347,614)
Total distributions to shareholders ..... (78,095,466) (83,434,519) (11,879,524) (13,898,457)
Capital share transactions: (Note 2 )
Class A ........................ 151,933,617 228,880,279 58,474,407 136,442,860
Class A1 ....................... (95,815,361) (90,738,074) (45,440,406) (49,055,343)
Class C ........................ (52,479,554) (80,100,974) — —
Class R6 ....................... (143,397,907) 12,583,861 18,054,059 18,548,794
Advisor Class ................... 11,781,859 (104,848,032) 36,938,149 226,558,071
Total capital share transactions ....... (127,977,346) (34,222,940) 68,026,209 332,494,382
Net increase (decrease) in net
assets ..................... (251,779,236) (92,758,745) 38,385,901 328,885,521
Net assets:
Beginning of year .................. 3,722,095,564 3,814,854,309 1,350,126,598 1,021,241,077
End of year ...................... $3,470,316,328 $3,722,095,564 $1,388,512,499 $1,350,126,598

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
175
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $252,494,675 $261,891,492 $8,845,296 $10,980,794
Net realized gain (loss) ............ 85,762,107 (12,245,025) 2,483,489 882,794
Net change in unrealized appreciation
(depreciation) ................. (264,860,199) (126,550,586) (15,471,274) (15,412,659)
Net increase (decrease) in net
assets resulting from operations . 73,396,583 123,095,881 (4,142,489) (3,549,071)
Distributions to shareholders:
Class A ........................ (48,912,923) (37,039,394) (1,166,474) (1,171,766)
Class A1 ....................... (133,724,379) (149,289,400) (4,729,342) (6,359,967)
Class C ........................ (9,352,139) (13,402,365) (324,348) (548,334)
Class R6 ....................... (7,469,662) (5,311,674) (416,178) (347,340)
Advisor Class ................... (48,104,855) (44,002,238) (2,204,859) (2,446,923)
Total distributions to shareholders ..... (247,563,958) (249,045,071) (8,841,201) (10,874,330)
Capital share transactions: (Note 2 )
Class A ........................ 427,759,208 288,969,540 7,788,717 16,217,180
Class A1 ....................... (155,591,551) (362,999,791) (19,817,443) (52,468,628)
Class C ........................ (92,656,240) (118,055,375) (8,668,013) (3,660,554)
Class R6 ....................... 78,465,868 31,664,536 4,663,994 4,906,420
Advisor Class ................... 89,039,042 86,759,597 6,460,125 47,362,046
Total capital share transactions ....... 347,016,327 (73,661,493) (9,572,620) 12,356,464
Net increase (decrease) in net
assets ..................... 172,848,952 (199,610,683) (22,556,310) (2,066,937)
Net assets:
Beginning of year .................. 6,679,708,831 6,879,319,514 454,830,234 456,897,171
End of year ...................... $6,852,557,783 $6,679,708,831 $432,273,924 $454,830,234

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
176
Franklin Municipal Green Bond Fund Franklin New Jersey Tax-Free Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $107,481 $80 ,107 $20,125,163 $22,328,234
Net realized gain (loss) ............ — (4,456) 1,843,006 (4,545,869)
Net change in unrealized appreciation
(depreciation) ................. (240,874) (55,652) (22,042,965) (21,633,467)
Net increase (decrease) in net
assets resulting from operations . (133,393) 19,999 (74,796) (3,851,102)
Distributions to shareholders:
Class A ........................ (11,490) (2,890) (3,093,286) (2,777,280)
Class A1 ....................... — — (12,245,222) (14,153,363)
Class C ........................ (1,758) (745) (1,386,422) (2,054,607)
Class R6 ....................... (61) (41) (912,192) (835,669)
Advisor Class ................... (92,876) (76,652) (2,459,350) (2,393,094)
Total distributions to shareholders ..... (106,185) (80,328) (20,096,472) (22,214,013)
Capital share transactions: (Note 2 )
Class A ........................ 707,740 882,676 26,696,327 12,728,322
Class A1 ....................... — — (41,070,926) (51,492,416)
Class C ........................ (61,306) 213,082 (28,211,554) (26,126,754)
Class R6 ....................... — 5,000 4,915,215 (259,580)
Advisor Class ................... 2,732,449 1,182,507 11,764,193 14,597,139
Total capital share transactions ....... 3,378,883 2,283,265 (25,906,745) (50,553,289)
Net increase (decrease) in net
assets ..................... 3,139,305 2,222,936 (46,078,013) (76,618,404)
Net assets:
Beginning of year .................. 7,398,053 5,175,117 849,753,493 926,371,897
End of year ...................... $10,537,358 $7,398,053 $803,675,480 $849,753,493

Franklin Tax-Free Trust
177
franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
one separate funds, six of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The classes of shares offered within each of
the Funds are indicated below. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Municipal Green Bond Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market

Franklin Tax-Free Trust
Notes to Financial Statements
178
franklintempleton.com
Annual Report
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
179
franklintempleton.com
Annual Report
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Offering Costs
Offering costs are amortized on a straight line basis over
twelve months.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 25,841,098 $317,408,964 16,426,608 $173,382,859
Shares issued in reinvestment of distributions .......... 1,057,938 12,928,871 214,528 2,261,184
Shares redeemed ............................... (14,606,065) (178,404,218) (11,120,853) (117,169,636)
Net increase (decrease) .......................... 12,292,971 $151,933,617 5,520,283 $58,474,407
Year ended February 28, 2021
Shares sold
a
................................... 27,721,776 $339,501,201 18,965,178 $200,552,694
Shares issued in reinvestment of distributions .......... 831,878 10,200,430 200,986 2,125,871
Shares redeemed ............................... (9,893,430) (120,821,352) (6,276,570) (66,235,705)
Net increase (decrease) .......................... 18,660,224 $228,880,279 12,889,594 $136,442,860
Class A1
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
180
franklintempleton.com
Annual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 4,208,850 $51,602,378 1,746,744 $18,469,815
Shares issued in reinvestment of distributions .......... 2,163,843 26,436,064 316,274 3,338,404
Shares redeemed ............................... (14,226,743) (173,853,803) (6,367,502) (67,248,625)
Net increase (decrease) .......................... (7,854,050) $(95,815,361) (4,304,484) $(45,440,406)
Year ended February 28, 2021
Shares sold ................................... 5,815,207 $71,076,447 2,457,023 $25,982,228
Shares issued in reinvestment of distributions .......... 2,490,304 30,461,634 484,623 5,125,365
Shares redeemed ............................... (15,809,750) (192,276,155) (7,615,269) (80,162,936)
Net increase (decrease) .......................... (7,504,239) $(90,738,074) (4,673,623) $(49,055,343)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 626,925 $7,710,743 — $—
Shares issued in reinvestment of distributions .......... 110,924 1,361,732 — —
Shares redeemed
a
.............................. (4,989,977) (61,552,029) — —
Net increase (decrease) .......................... (4,252,128) $(52,479,554) — $—
Year ended February 28, 2021
Shares sold ................................... 1,245,202 $15,251,014 — $—
Shares issued in reinvestment of distributions .......... 198,848 2,436,819 — —
Shares redeemed
a
.............................. (7,966,761) (97,788,807) — —
Net increase (decrease) .......................... (6,522,711) $(80,100,974) — $—
Class R6
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 8,809,084 $108,244,712 3,602,621 $38,015,451
Shares issued in reinvestment of distributions .......... 723,368 8,867,097 62,827 662,210
Shares redeemed ............................... (21,659,393) (260,509,716) (1,960,881) (20,623,602)
Net increase (decrease) .......................... (12,126,941) $(143,397,907) 1,704,567 $18,054,059
Year ended February 28, 2021
Shares sold ................................... 10,772,107 $132,728,113 3,096,208 $32,748,806
Shares issued in reinvestment of distributions .......... 707,505 8,677,134 62,493 660,842
Shares redeemed ............................... (10,670,403) (128,821,386) (1,414,731) (14,860,854)
Net increase (decrease) .......................... 809,209 $12,583,861 1,743,970 $18,548,794
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
181
franklintempleton.com
Annual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 18,330,343 $225,128,159 16,704,115 $176,529,349
Shares issued in reinvestment of distributions .......... 1,338,444 16,388,663 121,062 1,276,835
Shares redeemed ............................... (18,775,139) (229,734,963) (13,347,948) (140,868,035)
Net increase (decrease) .......................... 893,648 $11,781,859 3,477,229 $36,938,149
Year ended February 28, 2021
Shares sold ................................... 26,744,699 $327,878,093 28,656,242 $302,780,587
Shares issued in reinvestment of distributions .......... 1,497,320 18,356,746 132,587 1,402,470
Shares redeemed ............................... (36,942,863) (451,082,871) (7,343,381) (77,624,986)
Net increase (decrease) .......................... (8,700,844) $(104,848,032) 21,445,448 $226,558,071
Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 59,380,113 $621,923,792 1,553,128 $18,547,969
Shares issued in reinvestment of distributions .......... 4,303,734 44,836,646 90,022 1,069,868
Shares redeemed ............................... (22,936,685) (239,001,230) (999,149) (11,829,120)
Net increase (decrease) .......................... 40,747,162 $427,759,208 644,001 $7,788,717
Year ended February 28, 2021
Shares sold
a
................................... 43,608,628 $440,884,215 2,053,374 $24,532,599
Shares issued in reinvestment of distributions .......... 3,269,241 32,925,616 89,006 1,061,952
Shares redeemed ............................... (18,490,711) (184,840,291) (797,479) (9,377,371)
Net increase (decrease) .......................... 28,387,158 $288,969,540 1,344,901 $16,217,180
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 12,784,820 $133,384,749 330,690 $3,945,247
Shares issued in reinvestment of distributions .......... 11,587,830 120,715,223 323,227 3,841,179
Shares redeemed ............................... (39,286,242) (409,691,523) (2,319,425) (27,603,869)
Net increase (decrease) .......................... (14,913,592) $(155,591,551) (1,665,508) $(19,817,443)
Year ended February 28, 2021
Shares sold ................................... 21,708,112 $213,728,975 724,178 $8,581,280
Shares issued in reinvestment of distributions .......... 13,243,737 132,980,129 430,159 5,123,245
Shares redeemed ............................... (71,135,357) (709,708,895) (5,619,647) (66,173,153)
Net increase (decrease) .......................... (36,183,508) $(362,999,791) (4,465,310) $(52,468,628)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
182
franklintempleton.com
Annual Report
Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 4,362,534 $46,559,564 148,941 $1,800,015
Shares issued in reinvestment of distributions .......... 842,540 8,963,518 23,905 287,934
Shares redeemed
a
.............................. (13,823,864) (148,179,322) (888,399) (10,755,962)
Net increase (decrease) .......................... (8,618,790) $(92,656,240) (715,553) $(8,668,013)
Year ended February 28, 2021
Shares sold ................................... 4,446,854 $45,644,171 535,165 $6,481,505
Shares issued in reinvestment of distributions .......... 1,218,859 12,466,327 40,162 484,377
Shares redeemed
a
.............................. (17,223,974) (176,165,873) (879,637) (10,626,436)
Net increase (decrease) .......................... (11,558,261) $(118,055,375) (304,310) $(3,660,554)
Class R6
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 10,243,739 $107,614,646 637,435 $7,585,567
Shares issued in reinvestment of distributions .......... 610,399 6,385,602 8,626 102,534
Shares redeemed ............................... (3,407,100) (35,534,380) (255,454) (3,024,107)
Net increase (decrease) .......................... 7,447,038 $78,465,868 390,607 $4,663,994
Year ended February 28, 2021
Shares sold ................................... 6,379,947 $64,624,047 481,601 $5,777,957
Shares issued in reinvestment of distributions .......... 452,924 4,579,877 6,050 72,195
Shares redeemed ............................... (3,773,350) (37,539,388) (79,761) (943,732)
Net increase (decrease) .......................... 3,059,521 $31,664,536 407,890 $4,906,420
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 32,905,773 $345,760,107 3,118,505 $36,528,748
Shares issued in reinvestment of distributions .......... 3,714,863 38,870,647 178,849 2,125,046
Shares redeemed ............................... (28,269,380) (295,591,712) (2,721,743) (32,193,669)
Net increase (decrease) .......................... 8,351,256 $89,039,042 575,611 $6,460,125
Year ended February 28, 2021
Shares sold ................................... 41,914,591 $422,609,045 5,536,692 $65,419,830
Shares issued in reinvestment of distributions .......... 3,445,604 34,793,721 194,582 2,321,450
Shares redeemed ............................... (37,414,463) (370,643,169) (1,719,193) (20,379,234)
Net increase (decrease) .......................... 7,945,732 $86,759,597 4,012,081 $47,362,046
Shares sold ................................... 41,914,591 $422,609,045 5,536,692 $65,419,830
Shares issued in reinvestment of distributions .......... 3,445,604 34,793,721 194,582 2,321,450
Shares redeemed .................................................................... (37,414,463) (370,643,169) (1,719,193) (20,379,234)
Shares redeemed ............................... (28,269,380) (295,591,712) (2,721,743) (32,193,669)
Shares sold .............................................................................. 41,914,591 $422,609,045 5,536,692 $65,419,830
Shares issued in reinvestment of distributions ........................ 3,445,604 34,793,721 194,582 2,321,450
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
183
franklintempleton.com
Annual Report
Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 109,058 $1,142,826 4,002,318 $46,526,741
Shares issued in reinvestment of distributions .......... 1,042 10,823 238,426 2,752,388
Shares redeemed ............................... (42,527) (445,909) (1,954,472) (22,582,802)
Net increase (decrease) .......................... 67,573 $707,740 2,286,272 $26,696,327
Year ended February 28, 2021
b
Shares sold
a
................................... 94,648 $984,131 2,894,555 $32,958,968
Shares issued in reinvestment of distributions .......... 234 2,433 212,855 2,419,424
Shares redeemed ............................... (10,016) (103,888) (2,010,291) (22,650,070)
Net increase (decrease) .......................... 84,866 $882,676 1,097,119 $12,728,322
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... — $— 951,502 $10,985,445
Shares issued in reinvestment of distributions .......... — — 880,407 10,157,101
Shares redeemed ............................... — — (5,386,715) (62,213,472)
Net increase (decrease) .......................... — $— (3,554,806) $(41,070,926)
Year ended February 28, 2021
Shares sold ................................... — $— 1,251,044 $14,100,181
Shares issued in reinvestment of distributions .......... — — 1,023,925 11,613,531
Shares redeemed ............................... — — (6,841,882) (77,206,128)
Net increase (decrease) .......................... — $— (4,566,913) $(51,492,416)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 8,226 $85,963 337,987 $3,968,819
Shares issued in reinvestment of distributions .......... 167 1,736 109,144 1,277,734
Shares redeemed
a
.............................. (14,494) (149,005) (2,843,562) (33,458,107)
Net increase (decrease) .......................... (6,101) $(61,306) (2,396,431) $(28,211,554)
Year ended February 28, 2021
b
Shares sold ................................... 20,350 $212,427 603,547 $6,964,079
Shares issued in reinvestment of distributions .......... 66 689 162,928 1,871,763
Shares redeemed
a
.............................. (3) (34) (3,054,653) (34,962,596)
Net increase (decrease) .......................... 20,413 $213,082 (2,288,178) $(26,126,754)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
184
franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... — $— 761,868 $8,831,528
Shares issued in reinvestment of distributions .......... — — 76,152 878,973
Shares redeemed ............................... — — (417,166) (4,795,286)
Net increase (decrease) .......................... — $— 420,854 $4,915,215
Year ended February 28, 2021
b
Shares sold ................................... 480 $5,000 938,189 $10,657,331
Shares issued in reinvestment of distributions .......... — — 72,221 820,104
Shares redeemed ............................... — — (1,052,336) (11,737,015)
Net increase (decrease) .......................... 480 $5,000 (41,926) $(259,580)
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 285,544 $2,991,713 2,647,057 $30,359,439
Shares issued in reinvestment of distributions .......... 2,930 30,432 197,826 2,283,765
Shares redeemed ............................... (27,833) (289,696) (1,811,088) (20,879,011)
Net increase (decrease) .......................... 260,641 $2,732,449 1,033,795 $11,764,193
Year ended February 28, 2021
b
Shares sold ................................... 132,416 $1,367,494 3,801,735 $43,043,846
Shares issued in reinvestment of distributions .......... 418 4,350 191,937 2,181,238
Shares redeemed ............................... (18,476) (189,337) (2,714,325) (30,627,945)
Net increase (decrease) .......................... 114,358 $1,182,507 1,279,347 $14,597,139
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period July 24, 2020 (effective date) to February 28, 2021 for Franklin Municipal Green Bond Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
185
franklintempleton.com
Annual Report
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:
For the year ended February 28, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.455% 0.468% 0.454%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.504% 0.625% 0.479%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
186
franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10%
Compensation Plans:
Class C ............................... 0.65% — 0.65%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% — 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $23,620 $12,226 $148,304
CDSC retained ........................... $120,664 $159,459 $208,668
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,922 $334 $12,467
CDSC retained ........................... $24,453 $305 $17,908
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
187
franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended February 28, 2022, investments in affiliated management investment companies were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Transfer agent fees ........................ $974,349 $357,438 $1,981,235
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $144,334 $5,636 $278,771 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ............... $ 67,125,853 $ — $ — $ — $ (1,685,553) $ 65,440,300 2,515,000 $ 1,123,451
Total Affiliated Securities ... $67,125,853 $— $— $— $(1,685,553) $65,440,300 $1,123,451
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
188
franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Limited-Term Tax-Free Income
Fund and Franklin Municipal Green Bond Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.46%, 0.40% and 0.46%, respectively, based on the average net assets of each class until June 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds'
fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2022. For Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income
Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Municipal Green Bond Fund and Franklin New Jersey Tax-Free
Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2022.
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-
Free Income Fund so that the operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until
June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
h. Other Affiliated Transactions
At February 28, 2022, Franklin Resources, Inc. owned 48.1% of Franklin Municipal Green Bond Fund’s outstanding shares.
Investment activities of this investment company could have a material impact on the Fund.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ............... $37,366,280 $ — $ (2,701,236) $ (52,514) $ (786,530) $ 33,826,000 1,300,000 $ 609,046
Total Affiliated Securities ... $37,366,280 $— $(2,701,236) $(52,514) $(786,530) $33,826,000 $609,046
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $30,278,325 $ 17,337,375 $ — $ — $ (1,082,800) $ 46,532,900 1,805,000 $ 856,719
Total Affiliated Securities ... $30,278,325 $17,337,375 $— $— $(1,082,800) $46,532,900 $856,719
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
189
franklintempleton.com
Annual Report
i. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 28, 2022, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 28, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $184,000,866 $201,720,000 $205,275,000
Sales .................................. $197,947,394 $213,265,000 $362,105,940
Realized gain (loss) ....................... $(1,502,987) $— $2,207,412
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $4,782,801 $— $—
Sales .................................. $4,750,062 $— $—
Realized gain (loss) ....................... $(241,716) $— $—
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 59,511,979 $ 2,217,726 $ 209,527,584
Long term ............................. — 4,999,871 610,931,368
Total capital loss carryforwards ............ $59,511,979 $7,217,597 $820,458,952
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
190
franklintempleton.com
Annual Report
During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:
The tax character of distributions paid during the years ended February 28, 2022 and February 28, 2021, was as follows:
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 11,255,518 $ 4,456 $ 15,596,669
Long term ............................. 5,173,226 — 78,941,811
Total capital loss carryforwards ............ $16,428,744 $4,456 $94,538,480
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Capital loss utilized carryforwards .... $19,432,814 $— $80,435,866
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Capital loss utilized carryforwards .... $2,563,766 $— $1,878,054
Franklin Federal Intermediate-Term
Tax-Free Income Fund
Franklin Federal Limited-Term Tax-
Free Income Fund
2022 2021 2022 2021
Distributions paid from:
Tax exempt income ...................... $78,095,466 $83,434,519 $11,879,524 $13,898,457
Franklin High Yield Tax-Free Income
Fund
Franklin Massachusetts Tax-Free
Income Fund
2022 2021 2022 2021
Distributions paid from:
Tax exempt income ...................... $247,563,958 $249,045,071 $8,841,201 $10,874,330
Franklin Municipal Green Bond Fund
Franklin New Jersey Tax-Free
Income Fund
2022 2021 2022 2021
Distributions paid from:
Tax exempt income ...................... $106,185 $80,328 $20,096,472 $22,214,013
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
191
franklintempleton.com
Annual Report
At February 28, 2022 , the cost of investments , net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2022, were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
a a a a
Cost of investments ....................... $3,396,483,812 $1,397,226,087 $6,336,866,966
Unrealized appreciation ..................... $89,112,159 $13,635,211 $654,737,191
Unrealized depreciation ..................... (36,995,750) (12,707,798) (142,820,242)
Net unrealized appreciation (depreciation) ....... $52,116,409 $927,413 $511,916,949
Distributable earnings:
Undistributed ordinary income ................ $947,140 $297,150 $3,726,469
Undistributed tax exempt income .............. 472,556 49,915 24,010,542
Total distributable earnings .................. $1,419,696 $347,065 $27,737,011
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
a a a a
Cost of investments ....................... $390,165,902 $8,894,547 $759,945,596
Unrealized appreciation ..................... $17,265,076 $51,960 $35,145,611
Unrealized depreciation ..................... (5,445,998) (173,380) (6,413,364)
Net unrealized appreciation (depreciation) ....... $11,819,078 $(121,420) $28,732,247
Distributable earnings:
Undistributed ordinary income ................ $20,641 $— $58,221
Undistributed tax exempt income .............. 60,619 7,607 967,597
Total distributable earnings .................. $81,260 $7,607 $1,025,818
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $826,198,934 $418,934,220 $1,672,203,898
Sales .................................. $951,325,730 $364,274,862 $1,290,971,917
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
192
franklintempleton.com
Annual Report
7. Credit Risk and Defaulted Securities
At February 28, 2022, Franklin High Yield Tax-Free Fund had 53.3% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At February 28, 2022, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin
New Jersey Tax-Free Income Fund was $204,787,352 and $4,108,000, representing 3.0% and 0.5%, respectively, of each
Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Upcoming Liquidation
On February 28, 2022, the Board for Franklin Municipal Green Bond Fund approved a proposal to liquidate the Fund. The
Fund was closed to investors effective April 1, 2022. The Fund is scheduled to liquidate on or about May 6, 2022.
10. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
11. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $93,608,092 $2,239,260 $63,376,656
Sales .................................. $124,963,222 $156,623 $94,669,057
6. Investment Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
193
franklintempleton.com
Annual Report
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2022, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 65,440,300 $ — $ — $ 65,440,300
Municipal Bonds ......................... — 3,358,959,921 — 3,358,959,921
Short Term Investments ................... — 24,200,000 — 24,200,000
Total Investments in Securities ........... $65,440,300 $3,383,159,921 $— $3,448,600,221
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 33,826,000 — — 33,826,000
Senior Floating Rate Interests ............... — — 5,377,471 5,377,471
Municipal Bonds ......................... — 1,143,725,029 — 1,143,725,029
Short Term Investments ................... — 215,225,000 — 215,225,000
Total Investments in Securities ........... $33,826,000 $1,358,950,029 $5,377,471 $1,398,153,500
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 46,532,900 — — 46,532,900
Corporate Bonds ........................ — 104,355,488 — 104,355,488

Franklin Tax-Free Trust
Notes to Financial Statements
194
franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Municipal Bonds : $ —
Alabama ............................. — $ 174,669,907 $ — $ 174,669,907
Arizona .............................. — 126,006,816 — 126,006,816
California ............................. — 1,274,324,471 — 1,274,324,471
Colorado ............................. — 371,700,845 — 371,700,845
Connecticut ........................... — 37,618,491 — 37,618,491
Florida ............................... — 957,928,622 — 957,928,622
Georgia .............................. — 74,348,994 — 74,348,994
Idaho ................................ — 13,344,618 — 13,344,618
Illinois ............................... — 260,775,291 — 260,775,291
Indiana .............................. — 34,534,657 — 34,534,657
Iowa ................................ — 7,929,636 — 7,929,636
Kansas .............................. — 5,596,392 — 5,596,392
Kentucky ............................. — 29,388,410 — 29,388,410
Louisiana ............................. — 82,428,887 — 82,428,887
Maryland ............................. — 23,617,823 — 23,617,823
Massachusetts ........................ — 19,529,689 — 19,529,689
Michigan ............................. — 152,290,702 — 152,290,702
Minnesota ............................ — 11,613,560 — 11,613,560
Mississippi ............................ — 79,739,413 — 79,739,413
Missouri .............................. — 16,430,699 — 16,430,699
Montana ............................. — 6,505,909 — 6,505,909
Nevada .............................. — 75,994,586 — 75,994,586
New Hampshire ........................ — 11,804,433 — 11,804,433
New Jersey ........................... — 248,431,313 — 248,431,313
New Mexico ........................... — 11,047,471 — 11,047,471
New York ............................. — 433,238,150 — 433,238,150
North Carolina ......................... — 9,456,782 — 9,456,782
North Dakota .......................... — 24,347,176 — 24,347,176
Ohio ................................ — 169,558,466 — 169,558,466
Oklahoma ............................ — 12,353,503 — 12,353,503
Oregon .............................. — 45,176,840 — 45,176,840
Pennsylvania .......................... — 130,831,027 — 130,831,027
South Carolina ......................... — 17,259,055 — 17,259,055
South Dakota .......................... — 14,521,429 — 14,521,429
Tennessee ............................ — 77,423,734 — 77,423,734
Texas ............................... — 552,606,873 — 552,606,873
Utah ................................ — 32,540,471 — 32,540,471
Vermont .............................. — 2,900,278 — 2,900,278
Virginia .............................. — 69,414,103 — 69,414,103
Washington ........................... — 82,251,083 1,192,000 83,443,083
West Virginia .......................... — 11,193,484 — 11,193,484
Wisconsin ............................ — 158,775,325 — 158,775,325
U.S. Territories ..........................
District of Columbia ..................... — 119,786,497 — 119,786,497
Pacific Islands ......................... — 9,005,042 — 9,005,042
Puerto Rico ........................... — 593,062,574 — 593,062,574
Short Term Investments ................... — 23,400,000 — 23,400,000
Total Investments in Securities ........... $46,532,900 $6,801,059,015 $1,192,000 $6,848,783,915
13. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
195
franklintempleton.com
Annual Report
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 401,459,980 $ — $ 401,459,980
Short Term Investments ................... — 525,000 — 525,000
Total Investments in Securities ........... $— $401,984,980 $— $401,984,980
Franklin Municipal Green Bond Fund
Assets:
Municipal Bonds ......................... — 8,773,127 — 8,773,127
Total Investments in Securities ........... $— $8,773,127 $— $8,773,127
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 785,877,843 — 785,877,843
Short Term Investments ................... — 2,800,000 — 2,800,000
Total Investments in Securities ........... $— $788,677,843 $— $788,677,843
13. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
196
franklintempleton.com
Annual Report
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TBD
To Be Determined

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm
197
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Federal Intermediate-Term Tax-Free
Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin
Massachusetts Tax-Free Income Fund, Franklin Municipal Green Bond Fund and Franklin New Jersey Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High
Yield Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Municipal Green Bond Fund and
Franklin New Jersey Tax-Free Income Fund (six of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 28, 2022, the related statements of operations for the year ended February 28,
2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)
198
franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amou nts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2022:
Pursuant to:
Franklin Federal
Intermediate-Term
Tax-Free Income
Fund
Franklin Federal
Limited-Term
Tax-Free Income
Fund
Franklin High Yield
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $78,095,466 $11,879,524 $247,563,958
Pursuant to:
Franklin
Massachusetts
Tax-Free Income
Fund
Franklin
Municipal Green
Bond Fund
Franklin New
Jersey Tax-Free
Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $8,841,201 $106,185 $20,096,472

Franklin Tax-Free Trust
Board Members and Officers
199
franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign
Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Tax-Free Trust
200
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Tax-Free Trust
201
franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Tax-Free Trust
202
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle
(1958)
Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
203
franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information
204
franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Federal Intermediate-Term Tax-Free Income
Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Municipal Green Bond Fund
Franklin New Jersey Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin Tax-
Free Trust (Trust), including a majority of the trustees
who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.

Franklin Tax-Free Trust
Shareholder Information
205
franklintempleton.com
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Federal Intermediate-Term Tax-Free Income Fund,
Franklin High Yield Tax-Free Income Fund, and Franklin
New Jersey Tax-Free Income Fund - The Performance
Universe for the Franklin Federal Intermediate-Term
Tax-Free Income Fund included the Fund and all retail
and institutional intermediate municipal debt funds. The
Performance Universe for the Franklin High Yield Tax-Free
Income Fund included the Fund and all retail and institutional high yield municipal debt funds. The Performance Universe
for the Franklin New Jersey Tax-Free Income Fund included
the Fund and all retail and institutional New Jersey municipal debt funds. The Board noted that the Funds’ annualized
income returns for the one-, three-, five- and 10-year periods were above the medians of their respective Performance
Universes. The Board also noted that the Funds’ annualized
total return for the one, three-, five- and 10-year periods
were below the medians of their respective Performance
Universes. The Board considered the income-related
attributes of each Fund (such as fund name, investment
objective and/or investment strategy) and that the evaluation of each Fund’s performance relative to the Fund’s peers on
an income return basis was appropriate given its income-
related attributes and investor expectations. The Board
concluded that the Funds’ performance was satisfactory.
Franklin Federal Limited-Term Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund
and all retail and institutional short municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five-, and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the three-
five- and 10-year and periods was above the median of
its Performance Universe, but for the one-year period was
below the median of its Performance Universe. The Board
considered the income-related attributes of the Fund (such
as fund name, investment objective and/or investment
strategy) and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given the Fund’s income-related attributes and
investor expectations. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Massachusetts Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional Massachusetts municipal debt
funds. The Board noted that the Fund’s annualized income
return for the one-, three-, five- and 10-year periods was
above the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
one-, three-, and five- year periods was below the median
of its Performance Universe, and equal to the median of its
Performance Universe for the 10-year period. The Board
considered the income-related attributes of the Fund (such
as fund name, investment objective and/or investment
strategy) and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given the Fund’s income-related attributes and
investor expectations. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Municipal Green Bond Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional general and insured municipal debt funds.
The Board noted that the Fund commenced operations
on October 1, 2019 and was 100% owned by FRI until the
Fund was offered to the public for investment beginning
on July 24, 2020. The Board also noted that the Fund’s
annualized income return and annualized total return for
the one-year period were below the medians and in the
fifth quintile (worst) of its Performance Universe. The Board

Franklin Tax-Free Trust
Shareholder Information
206
franklintempleton.com
Annual Report
further noted management’s proposal and the Board’s
approval at the Meeting to liquidate the Fund effective on
or about May 6, 2022 in light of the Fund’s limited growth
in assets since its inception. The Board concluded that the
Fund’s Management Agreement should be continued for
an additional one-year period, while management takes the
requisite steps to liquidate the Fund.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 for each Fund, except Franklin Municipal
Green Bond Fund, for which Class A was shown, and for
Class A shares for each other fund in the applicable Expense
Group, except that Class V shares were also shown for the
Expense Group for Franklin Federal Intermediate-Term Tax-
Free Income Fund. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
Franklin Federal Intermediate-Term Tax-Free Income Fund,
Franklin Federal Limited-Term Tax-Free Income Fund,
Franklin Massachusetts Tax-Free Income Fund and Franklin
Municipal Green Bond Fund - The Expense Group for the
Franklin Federal Intermediate-Term Tax-Free Income Fund
included the Fund and 10 other intermediate municipal
debt funds. The Expense Group for the Franklin Federal
Limited-Term Tax-Free Income Fund included the Fund
and 10 other short municipal debt funds. The Expense
Group for the Franklin Massachusetts Tax-Free Income
Fund included the Fund and seven other Massachusetts
municipal debt funds. The Expense Group for the Franklin
Municipal Green Bond Fund included the Fund and 10
other general and insured municipal debt funds. The Board
noted that the Management Rates for the Funds were
above the medians of their respective Expense Groups, but
their actual total expense ratios were below the medians
of their respective Expense Groups. The Board also noted
that the Management Rate for each of the Franklin Federal
Intermediate-Term Tax-Free Income Fund and Franklin
Massachusetts Tax-Free Income Fund was only slightly
above the median of the applicable Fund’s respective
Expense Group and that the Franklin Federal Intermediate-
Term Tax-Free Income Fund’s, Franklin Federal Limited-
Term Tax-Free Income Fund’s and Franklin Municipal
Green Bond Fund’s actual total expense ratios reflected fee
waivers from management. The Board concluded that the
Management Rates charged to the Funds are reasonable .
Franklin High Yield Tax-Free Income Fund - The Expense
Group for the Fund included the Fund and 14 other high
yield municipal debt funds. The Board noted that the
Management Rate for the Fund was equal to the median
of its Expense Group. The Board also noted that the actual
total expense ratio for the Fund was below the median of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin New Jersey Tax-Free Income Fund - The Expense
Group for the Fund included the Fund and nine other New
Jersey municipal debt funds. The Board noted that the
Management Rate and total expense ratio for the Fund
were below the medians of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has

Franklin Tax-Free Trust
Shareholder Information
207
franklintempleton.com
Annual Report
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board also
noted that the Franklin Municipal Green Bond Fund has
been in operation for less than three years and would not
be expected to achieve economies of scale in the near
future. The Board concluded that to the extent economies
of scale may be realized by the Manager and its affiliates,
each Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund

Franklin Tax-Free Trust
Shareholder Information
208
franklintempleton.com
Annual Report
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF1 A 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2022, the
U.S. economy continued to recover from the COVID-19
pandemic amid declining unemployment, growing wages
and business confidence. Growth persisted in 2021’s second
half as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Inflation increased during the
reporting period due to increased demand for goods amid
supply-chain bottlenecks. Investors became concerned that
new, swiftly spreading COVID-19 variants could hinder the
economic recovery, and although growth slowed in 2021’s
third quarter, it accelerated in the fourth quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage continued U.S. economic activity,
held the federal funds rate unchanged at 0.25%, and it
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve began decreasing
its asset purchases in November, accelerated its tapering in
December, and indicated in January that conditions would
soon be appropriate to raise the federal funds rate given
employment gains and persistent high inflation, which should result in higher short-term rates.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -0.66%
cumulative total return.
1
After benefiting from strong demand
earlier in the period, by the end of 2021 and into 2022,
municipal bond valuations declined amid increased U.S.
Treasury bond volatility influenced by anticipation of tighter monetary policy. However, municipal bond issuers benefited
from direct fiscal support from the U.S. government and from the reopening of businesses, leading to increased consumer
spending despite the ongoing uncertainty surrounding
COVID-19.
Franklin Tax-Free Trust’s annual report includes more detail about municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond team. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know,
all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Alabama Tax-Free Income Fund 5
Franklin Georgia Tax-Free Income Fund 11
Franklin Louisiana Tax-Free Income Fund 17
Franklin Maryland Tax-Free Income Fund 23
Franklin Missouri Tax-Free Income Fund 29
Franklin North Carolina Tax-Free Income Fund 35
Franklin Virginia Tax-Free Income Fund 41
Financial Highlights and Statements of Investments 47
Financial Statements 118
Notes to Financial Statements 131
Report of Independent Registered Public Accounting
Firm 150
Tax Information 151
Board Members and Officers 152
Shareholder Information 157
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ending February 28, 2022, COVID-19
and its variants continued to be the main driver of market
forces. First, the Delta variant during the summer and
then, the Omicron variant toward the end of 2021, caused
COVID-19 daily new case rates to reach new highs.
Although adjusting some social distancing requirements,
health authorities broadly resisted returning to the general lockdowns seen at the beginning of the pandemic, thereby
tempering the overall economic blow to local economies.
The U.S. Federal Reserve announced its intention to tighten
monetary policy beginning in 2022, which caused U.S.
Treasury (UST) yields to move higher.
Strong demand pushed ratios of 30-year municipal bonds
(munis) versus UST yields in June 2021 to all-time lows.
At the end of 2021 and into 2022, munis performed poorly
after fund flows turned negative as investors retreated from the muni market amid increased UST volatility. Muni issuer
fundamentals remained strong as they have benefited from
fiscal support and the reopening of businesses, leading
to increased consumer spending despite the ongoing
uncertainty surrounding COVID-19.
For the 12-month period, U.S. fixed income sectors
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +16.39%
total return for the period.
1
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted a
-0.66% total return.
1
In comparison, USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -2.11% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-3.40% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2022. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free Income Fund
This annual report for Franklin Alabama Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Alabama personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.18 on February 28, 2021, to
$10.97 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 21.9013 cents per share for the
same period.
2
The Performance Summary beginning on
page 7 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.76%, based
on an annualization of February’s 1.6766 cents per share
monthly dividend and the maximum offering price of $11.40
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Alabama personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.25% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Alabama’s economy grew at
a brisk pace amid a rebound in consumer spending and
continued resumption of in-person activities. The state’s
strong and diversified manufacturing base, including
companies in the automotive, shipbuilding, steelmaking
and aerospace industries, significantly fueled its growth.
Alabama’s unemployment rate began the period at 3.8%
and ended at 3.0%, compared with the 3.8% national
rate. Fiscal year (FY) 2021 tax revenues grew significantly
compared to 2020, due in part to federal stimulus funds.
The state enacted a general fund budget for FY 2022 that
included significant increases in spending on corrections,
mental health services and law enforcement. Alabama’s
net tax-supported debt was $1,045 per capita and 2.2%
of personal income, marginally higher than the $1,039
and 1.9% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
Alabama’s general obligation bonds’ Aa1 rating with a stable outlook.
4
The rating reflected Moody’s view that the state
benefits from its conservative fiscal practices, its provision for midyear spending cuts and its high coverage of debt
service from available tax revenue. According to Moody’s,
Alabama’s challenges include a high poverty rate, low labor
force participation and legislative power to reduce revenue
previously pledged for debt service.
*
Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/22
% of Total
Investments*
Refunded 22.13%
Education 19.57%
Utilities 18.13%
Health Care 17.08%
Local 8.81%
Industrial Dev. Revenue and Pollution Control 4.74%
Transportation 4.57%
Housing 2.84%
Lease 1.35%
Special Tax 0.78%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
52
.

Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Alabama Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.02% -3.73%
5-Year +12.46% +1.60%
10-Year +28.95% +2.18%
Advisor
5
1-Year +0.18% +0.18%
5-Year +13.42% +2.55%
10-Year +30.05% +2.66%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 1.76% 3.25% 1.15% 2.12%
Advisor 2.07% 3.82% 1.45% 2.68%
See page 9 for Performance Summary footnotes.

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Alabama personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.219013
A1 $0.236189
C $0.172422
R6 $0.251336
Advisor $0.247564
Total Annual Operating Expenses
10
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $967.00 $4.43 $1,020.30 $4.55 0.91%
A1 $1,000 $966.90 $3.70 $1,021.03 $3.80 0.76%
C $1,000 $964.60 $6.33 $1,018.35 $6.51 1.30%
R6 $1,000 $967.50 $3.06 $1,021.69 $3.14 0.63%
Advisor $1,000 $967.30 $3.21 $1,021.53 $3.30 0.66%

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free Income Fund
This annual report for Franklin Georgia Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Georgia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.91 on February 28, 2021, to
$11.57 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 26.3719 cents per share for the
same period.
2
The Performance Summary beginning on
page 13 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.93%,
based on an annualization of February’s 1.9354 cents per
share monthly dividend and the maximum offering price
of $12.02 on February 28, 2022. An investor in the 2022
maximum combined effective federal and Georgia personal
income tax bracket of 46.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.61% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Georgia’s well-diversified
economy grew at a brisk pace amid a rebound in consumer
spending and continued resumption of in-person activities.
The state’s recovery is rooted in the past decade’s economic and population growth, notably in the Atlanta metropolitan
area, as well as Georgia’s relatively low debt burden.
Georgia’s unemployment rate began the period at 4.6% and
ended at 3.2%, compared with the 3.8% national rate. The
governor signed a fiscal year (FY) 2022 budget that restored spending where cuts had been made in the FY 2021 budget
amid the COVID-19 pandemic. The governor’s proposed
FY 2023 budget included a significant increase in education
spending. The state’s net tax-supported debt was $987 per
capita and 1.9% of personal income, compared to the $1,039
and 1.9% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
Georgia’s general obligation bonds’ Aaa rating with a stable outlook, reflecting Moody’s view of Georgia’s traditionally
solid economy, effective governance, fiscal management
and consistently high reserves.
4
According to Moody’s,
challenges included per-capita income that regularly trails
the nation, particularly in rural areas. The stable outlook
recognizes Moody’s view that strong governance, fiscal
management and reserves will enable Georgia to continue
its recovery from the pandemic’s economic impact.
*Does not include cash and cash equivalents.
Portfolio Composition
2/28/22
% of Total
Investments*
Utilities 19.31%
Health Care 19.21%
Housing 13.53%
Local 10.26%
Refunded 8.42%
Education 8.12%
Transportation 6.83%
Special Tax 5.72%
Industrial Dev. Revenue and Pollution Control 3.84%
State General Obligation 3.72%
Lease 1.04%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
61
.

Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Georgia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.71% -4.43%
5-Year +11.13% +1.36%
10-Year +27.88% +2.10%
Advisor
5
1-Year -0.46% -0.46%
5-Year +12.27% +2.34%
10-Year +29.15% +2.59%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 1.93% 3.61% 1.30% 2.43%
Advisor 2.24% 4.17% 1.60% 2.98%
See page 15 for Performance Summary footnotes.

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Georgia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.263719
A1 $0.281831
C $0.214143
R6 $0.298819
Advisor $0.293877
Total Annual Operating Expenses
10
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $967.90 $4.21 $1,020.52 $4.32 0.86%
A1 $1,000 $968.70 $3.48 $1,021.26 $3.57 0.71%
C $1,000 $965.70 $6.11 $1,018.58 $6.27 1.25%
R6 $1,000 $969.30 $2.79 $1,021.96 $2.86 0.57%
Advisor $1,000 $968.30 $2.99 $1,021.76 $3.07 0.61%

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free Income Fund
This annual report for Franklin Louisiana Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Louisiana personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.28 on February 28, 2021, to
$11.03 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 23.7134 cents per share for the
same period.
2
The Performance Summary beginning on
page 19 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.87%, based
on an annualization of February’s 1.7902 cents per share
monthly dividend and the maximum offering price of $11.46
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Louisiana personal income
tax bracket of 45.05% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.40% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Louisiana’s economy continued
to recover amid a rebound in consumer spending and
continued resumption of in-person activities. However,
Hurricane Ida caused significant damage to the state’s
energy industry, and consequently Louisiana’s economy
lagged behind the nation as a whole. Louisiana’s
unemployment rate began the period at 6.3% and ended at
4.3%, compared with the 3.8% national rate. The state has
generated budgetary surpluses in five consecutive years,
strengthening its balance sheet. The state legislature passed a fiscal year 2021-2022 budget that increased infrastructure and education spending, financed in part by federal stimulus funds. The state’s net tax-supported debt was $1,591 per
capita and 3.2% of personal income, above the $1,039
and 1.9% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
Louisiana’s general obligation bonds’ Aa3 rating and positive outlook.
4
The rating reflected Moody’s view of Louisiana’s
moderate debt and pension liabilities and its adherence
to positive financial practices, including midyear budget
adjustments. According to Moody’s, challenges included
Louisiana’s revenue volatility due to dependency on oil and
gas extraction, slow population growth, low relative income
levels and constraints on raising revenue and reducing
expenditures. Moody’s positive outlook reflected Louisiana’s progress in restoring its financial reserves and liquidity.
*
Does not include cash and cash equivalents.
Portfolio Composition
2/28/22
% of Total
Investments*
Health Care 15.60%
Transportation 13.87%
Refunded 12.28%
Education 11.49%
Special Tax 10.82%
Housing 9.75%
Utilities 8.17%
State General Obligation 6.50%
Lease 5.56%
Local 4.97%
Other Revenue Bonds 0.99%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21 .
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
71
.

Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Louisiana Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.17% -3.92%
5-Year +13.53% +1.79%
10-Year +28.42% +2.14%
Advisor
5
1-Year +0.08% +0.08%
5-Year +14.70% +2.78%
10-Year +29.74% +2.64%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 1.87% 3.40% 1.46% 2.66%
Advisor 2.18% 3.97% 1.76% 3.20%
See page 21 for Performance Summary footnotes.

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Louisiana personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.237134
A1 $0.254383
C $0.189979
R6 $0.270572
Advisor $0.265810
Total Annual Operating Expenses
10
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $970.60 $4.25 $1,020.48 $4.36 0.87%
A1 $1,000 $971.34 $3.52 $1,021.22 $3.61 0.72%
C $1,000 $968.28 $6.16 $1,018.54 $6.31 1.26%
R6 $1,000 $972.02 $2.82 $1,021.93 $2.89 0.58%
Advisor $1,000 $971.81 $3.03 $1,021.72 $3.11 0.62%

franklintempleton.com
Annual Report
Franklin Maryland Tax-Free Income Fund
This annual report for Franklin Maryland Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Maryland personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.97 on February 28, 2021, to
$10.71 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 23.3373 cents per share for the
same period.
2
The Performance Summary beginning on
page 25 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.95%, based
on an annualization of February’s 1.8092 cents per share
monthly dividend and the maximum offering price of $11.13
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Maryland personal income
tax bracket of 49.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.88% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Maryland’s economy grew at
a brisk pace amid a rebound in consumer spending and
continued resumption of in-person activities. Maryland’s
economy benefits from a significant federal presence and
proximity to the nation’s capital, which provides well-paid
civilian and national defense jobs. The state’s unemployment rate began the period at 5.7% and ended at 5.0%, compared
with the 3.8% national rate. The general assembly approved
a fiscal year (FY) 2022 budget that included targeted tax
relief and increased spending on Medicaid and other health
programs. Higher-than-expected tax revenues led the
Maryland Board of Revenue to increase its projections for
both FY 2022 and FY 2023. The state’s net tax-supported
debt was $2,410 per capita and 3.5% of personal income,
well above the $1,039 and 1.9% national medians,
respectively.
3
Independent credit rating agency Moody’s
Investor Service maintained the state’s general obligation
bonds’ Aaa rating with a stable outlook.
4
The rating reflected
Moody’s view that Maryland benefits from strong budgetary
and financial management and a history of proactive
responses to economic cycles. According to Moody’s,
challenges included a relatively high debt and pension
burden that will continue to test Maryland’s commitment to
reducing its long-term liabilities while maintaining its high level of resident services.
*
Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/22
% of Total
Investments*
Health Care 20.46%
Education 16.23%
Housing 15.82%
Transportation 12.45%
Local 8.94%
Refunded 8.62%
Utilities 6.61%
Lease 6.60%
Special Tax 3.63%
State General Obligation 0.64%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
81
.

Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Maryland Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.30% -4.04%
5-Year +10.77% +1.29%
10-Year +23.61% +1.75%
Advisor
1-Year +0.04% +0.04%
5-Year +12.01% +2.29%
10-Year +25.64% +2.31%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.95% 3.88% 1.35% 2.69%
Advisor 2.25% 4.48% 1.65% 3.28%
See page 27 for Performance Summary footnotes.

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Maryland state and local personal income tax rate of 49.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.233373
A1 $0.250068
C $0.187131
R6 $0.266388
Advisor $0.261188
Total Annual Operating Expenses
9
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $969.71 $4.23 $1,020.50 $4.34 0.87%
A1 $1,000 $970.43 $3.50 $1,021.24 $3.59 0.72%
C $1,000 $968.36 $6.13 $1,018.57 $6.28 1.26%
R6 $1,000 $971.18 $2.78 $1,021.97 $2.85 0.57%
Advisor $1,000 $971.84 $3.01 $1,021.74 $3.09 0.62%

franklintempleton.com
Annual Report
Franklin Missouri Tax-Free Income Fund
This annual report for Franklin Missouri Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Missouri personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.85 on February 28, 2021, to
$11.48 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 27.8948 cents per share for the
same period.
2
The Performance Summary beginning on
page 31 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.17%,
based on an annualization of February’s 2.1572 cents per
share monthly dividend and the maximum offering price
of $11.93 on February 28, 2022. An investor in the 2022
maximum combined effective federal and Missouri personal
income tax bracket of 46.20% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.03% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Missouri’s economy grew at
a brisk pace amid a rebound in consumer spending and
continued resumption of in-person activities. The state’s
economy benefited from high industrial and employment
diversity and low business costs. The state’s unemployment
rate began the period at 4.9% and ended at 3.7%, compared
with the 3.8% national rate. The state legislature passed a
fiscal year (FY) 2022 budget that increased education and
health care spending, and higher-than-expected revenues
meant that the state faced a significant projected surplus.
The state’s net tax-supported debt was $413 per capita and
0.8% of personal income, substantially below the $1,039
and 1.9% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
the state’s general obligation bonds’ Aaa rating with a stable outlook.
4
The rating reflected Moody’s view of Missouri’s
strong executive powers to address revenue shortfalls,
stable budget reserves, historically conservative fiscal
policies and a below-average debt and pension burden.
According to Moody’s, challenges include limits to the state’s ability to increase revenue and a requirement to issue
taxpayer rebates when revenue growth exceeds personal
income growth. Moody’s stable outlook reflected the state’s
solid revenue cushion in the FY 2022 budget, strong liquidity, high expenditure flexibility and limited future borrowing plans.
*
Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/22
% of Total
Investments*
Health Care 26.02%
Utilities 19.78%
Lease 15.99%
Local 11.23%
Education 8.42%
Transportation 6.61%
Housing 6.11%
Refunded 2.12%
Special Tax 1.98%
Industrial Dev. Revenue and Pollution Control 1.74%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
90
.

Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Missouri Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.84% -4.56%
5-Year +12.21% +1.55%
10-Year +25.43% +1.90%
Advisor
1-Year -0.50% -0.50%
5-Year +13.36% +2.54%
10-Year +27.29% +2.44%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.17% 4.03% 1.51% 2.81%
Advisor 2.48% 4.61% 1.82% 3.38%
See page 33 for Performance Summary footnotes.

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Missouri personal income tax rate of 46.20%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.278948
A1 $0.296963
C $0.230173
R6 $0.312655
Advisor $0.308931
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $967.80 $3.91 $1,020.82 $4.02 0.80%
A1 $1,000 $968.50 $3.18 $1,021.56 $3.27 0.65%
C $1,000 $966.20 $5.83 $1,018.86 $5.99 1.20%
R6 $1,000 $969.20 $2.55 $1,022.20 $2.62 0.52%
Advisor $1,000 $969.90 $2.70 $1,022.06 $2.77 0.55%

franklintempleton.com
Annual Report
Franklin North Carolina Tax-Free Income Fund
This annual report for Franklin North Carolina Tax-Free
Income Fund covers the fiscal year ended February 28,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and North Carolina personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.62 on February 28, 2021, to
$11.31 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 21.3379 cents per share for the
same period.
2
The Performance Summary beginning on
page 37 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.66%, based
on an annualization of February’s 1.6244 cents per share
monthly dividend and the maximum offering price of $11.75
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and North Carolina personal
income tax bracket of 45.79% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.06% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, North Carolina’s economy
grew at a brisk pace amid a rebound in consumer spending
and continued resumption of in-person activities. The
state’s unemployment rate began the period at 5.4% and
ended at 3.7%, compared with the 3.8% national rate.
A budget for the fiscal year 2022-2023 biennium was
signed into law in November 2021 following several years
where disagreements between the governor and the state
legislature prevented enactment of a comprehensive
budget. The state’s net tax-supported debt was $581 per
capita and 1.2% of personal income, substantially lower
than the $1,039 and 1.9% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained the state’s general obligation bonds’ Aaa rating
with a stable outlook, reflecting North Carolina’s fiscal and budgeting practices, as well as an accelerating economic
recovery.
4
The rating and outlook reflect Moody’s view of
North Carolina’s diverse economy with strong employment
and population growth, history of conservative fiscal
management and budgeting, strong executive powers to cut
spending, and commitment to maintain healthy reserves and
affordable debt and pension liabilities. According to Moody’s, credit challenges include controlling expenditure pressures
amid continued growth, as well as the differences between
the governor and state legislature that delayed budget
adoption.
*Does not include cash and cash equivalents.
Portfolio Composition
2/28/22
% of Total
Investments*
Education 19.30%
Health Care 16.68%
Utilities 13.22%
Refunded 11.80%
Housing 10.04%
Transportation 9.75%
Lease 9.25%
Local 7.68%
State General Obligation 2.22%
Special Tax 0.06%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
101
.

Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin North
Carolina Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.89% -4.60%
5-Year +9.92% +1.13%
10-Year +20.42% +1.49%
Advisor
1-Year -0.64% -0.64%
5-Year +11.05% +2.12%
10-Year +22.31% +2.03%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.66% 3.06% 1.35% 2.49%
Advisor 1.95% 3.60% 1.65% 3.04%
See page 39 for Performance Summary footnotes.

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and North Carolina personal income tax rate of 45.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.213379
A1 $0.231086
C $0.164876
R6 $0.247269
Advisor $0.242852
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $966.80 $4.01 $1,020.71 $4.12 0.82%
A1 $1,000 $967.60 $3.28 $1,021.46 $3.37 0.67%
C $1,000 $963.80 $5.91 $1,018.77 $6.08 1.21%
R6 $1,000 $967.40 $2.61 $1,022.14 $2.68 0.53%
Advisor $1,000 $968.00 $2.80 $1,021.95 $2.87 0.57%

franklintempleton.com
Annual Report
Franklin Virginia Tax-Free Income Fund
This annual report for Franklin Virginia Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Virginia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.13 on February 28, 2021, to
$10.79 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 19.2268 cents per share for the
same period.
2
The Performance Summary beginning on
page 43 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.59%,
based on an annualization of February’s 1.4882 cents per
share monthly dividend and the maximum offering price
of $11.21 on February 28, 2022. An investor in the 2022
maximum combined effective federal and Virginia personal
income tax bracket of 46.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 2.97% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Commonwealth Update
During the 12-month period, Virginia’s economy grew
at a brisk pace amid a rebound in consumer spending
and continued resumption of in-person activities. The
commonwealth’s economic growth was aided by the sizable
federal presence and its growing technology-related services industry. Virginia’s unemployment rate began the period at
4.6% and ended at 3.2%, compared with the 3.8% national
rate. Better-than-expected growth in revenues, federal
stimulus payments and restrained spending practices led
to a significant budget surplus at the end of fiscal year (FY)
2021. The governor’s proposed biennial budget for FY
2022-2024 included tax cuts and pay raises for teachers
and other public employees. Virginia’s net tax-supported
debt was $1,746 per capita and 2.8% of personal income,
higher than the $1,039 and 1.9% national medians,
respectively.
3
Independent credit rating agency Moody’s
Investors Service maintained Virginia’s general obligation
bonds’ Aaa rating with a stable outlook, reflecting Moody’s
opinion that Virginia’s strong governance and financial
management practices will help the commonwealth maintain
budgetary balance.
4
The rating reflects Moody’s view of the
commonwealth’s conservative fiscal management, including
strong debt and pension management practices that drive
below-average liabilities. According to Moody’s, Virginia’s
challenges include education and transportation needs
amid more limited resources and vulnerability to federal
downsizing.
*
Does not include cash and cash equivalents.
Portfolio Composition
2/28/22
% of Total
Investments*
Health Care 21.01%
Transportation 15.15%
Refunded 11.99%
Lease 11.77%
Utilities 11.01%
Education 10.66%
Special Tax 7.48%
Housing 5.58%
Other Revenue Bonds 1.89%
Local 1.23%
State General Obligation 1.18%
Industrial Dev. Revenue and Pollution Control 1.05%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
112
.

Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Virginia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -1.38% -5.08%
5-Year +8.33% +0.84%
10-Year +21.46% +1.57%
Advisor
1-Year -1.05% -1.05%
5-Year +9.54% +1.84%
10-Year +23.36% +2.12%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.59% 2.97% 1.35% 2.53%
Advisor 1.89% 3.54% 1.65% 3.09%
See page 45 for Performance Summary footnotes.

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Virginia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.192268
A1 $0.209184
C $0.145773
R6 $0.225534
Advisor $0.220433
Total Annual Operating Expenses
9
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $963.08 $4.11 $1,020.61 $4.23 0.84%
A1 $1,000 $964.66 $3.38 $1,021.35 $3.48 0.69%
C $1,000 $961.76 $5.98 $1,018.70 $6.16 1.23%
R6 $1,000 $965.40 $2.66 $1,022.09 $2.74 0.55%
Advisor $1,000 $965.17 $2.89 $1,021.85 $2.98 0.59%

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.18 $11.40 $10.85 $10.79
Income from investment operations
c
:
Net investment income
d
...................................... 0.22 0.28 0.30 0.15
Net realized and unrealized gains (losses) ........................ (0.21) (0.23) 0.57 0.06
Total from investment operations ................................. 0.01 0.05 0.87 0.21
Less distributions from:
Net investment income ....................................... (0.22) (0.27) (0.32) (0.15)
Net asset value, end of year .................................... $10.97 $11.18 $11.40 $10.85
Total return
e
................................................ 0.02% 0.49% 8.08% 1.98%
Ratios to average net assets
f
Expenses
g
................................................. 0.91% 0.91% 0.91% 0.92%
Net investment income ........................................ 1.91% 2.46% 2.70% 2.91%
Supplemental data
Net assets, end of year (000’s) .................................. $46,633 $30,415 $16,423 $7,334
Portfolio turnover rate ......................................... 20.50% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.16 $11.38 $10.84 $10.88 $11.16
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.30 0.32 0.33 0.35
Net realized and unrealized gains (losses) ........... (0.20) (0.23) 0.55 (0.04) (0.27)
Total from investment operations .................... 0.03 0.07 0.87 0.29 0.08
Less distributions from:
Net investment income .......................... (0.24) (0.29) (0.33) (0.33) (0.36)
Net asset value, end of year ....................... $10.95 $11.16 $11.38 $10.84 $10.88
Total return
d
................................... 0.17% 0.64% 8.16% 2.76% 0.72%
Ratios to average net assets
Expenses ..................................... 0.76%
e
0.77%
e
0.76%
e
0.77%
e
0.74%
Net investment income ........................... 2.07% 2.66% 2.85% 3.06% 3.16%
Supplemental data
Net assets, end of year (000’s) ..................... $163,571 $174,802 $186,486 $188,290 $208,340
Portfolio turnover rate ............................ 20.50% 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.32 $11.54 $10.98 $11.02 $11.30
Income from investment operations
b
:
Net investment income
c
......................... 0.17 0.24 0.26 0.27 0.29
Net realized and unrealized gains (losses) ........... (0.22) (0.23) 0.57 (0.04) (0.27)
Total from investment operations .................... (0.05) 0.01 0.83 0.23 0.02
Less distributions from:
Net investment income .......................... (0.17) (0.23) (0.27) (0.27) (0.30)
Net asset value, end of year ....................... $11.10 $11.32 $11.54 $10.98 $11.02
Total return
d
................................... (0.38)% (0.01)% 7.68% 2.15% 0.16%
Ratios to average net assets
Expenses ..................................... 1.30%
e
1.31%
e
1.31%
e
1.32%
e
1.29%
Net investment income ........................... 1.51% 2.10% 2.30% 2.51% 2.61%
Supplemental data
Net assets, end of year (000’s) ..................... $13,416 $23,374 $31,175 $30,641 $45,422
Portfolio turnover rate ............................ 20.50% 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.17 $11.39 $10.84 $10.88 $11.13
Income from investment operations
c
:
Net investment income
d
......................... 0.25 0.31 0.33 0.35 0.22
Net realized and unrealized gains (losses) ........... (0.22) (0.22) 0.57 (0.04) (0.26)
Total from investment operations .................... 0.03 0.09 0.90 0.31 (0.04)
Less distributions from:
Net investment income .......................... (0.25) (0.31) (0.35) (0.35) (0.21)
Net asset value, end of year ....................... $10.95 $11.17 $11.39 $10.84 $10.88
Total return
e
................................... 0.22% 0.77% 8.39% 2.78% (0.26)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.65% 0.65% 0.65% 0.65% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.63%
g
0.63%
g
0.63%
g
0.63%
g
0.61%
Net investment income ........................... 2.19% 2.78% 2.98% 3.20% 3.29%
Supplemental data
Net assets, end of year (000’s) ..................... $2,308 $1,756 $1,664 $824 $1,516
Portfolio turnover rate ............................ 20.50% 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.17 $11.39 $10.84 $10.88 $11.16
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.31 0.33 0.34 0.36
Net realized and unrealized gains (losses) ........... (0.22) (0.23) 0.56 (0.04) (0.27)
Total from investment operations .................... 0.03 0.08 0.89 0.30 0.09
Less distributions from:
Net investment income .......................... (0.25) (0.30) (0.34) (0.34) (0.37)
Net asset value, end of year ....................... $10.95 $11.17 $11.39 $10.84 $10.88
Total return .................................... 0.18% 0.74% 8.36% 2.86% 0.82%
Ratios to average net assets
Expenses ..................................... 0.66%
d
0.67%
d
0.66%
d
0.67%
d
0.64%
Net investment income ........................... 2.16% 2.74% 2.95% 3.16% 3.26%
Supplemental data
Net assets, end of year (000’s) ..................... $19,796 $15,036 $11,709 $8,335 $7,689
Portfolio turnover rate ............................ 20.50% 2 4.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.8%
Alabama 90.8%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,168,648
Alabama Federal Aid Highway Finance Authority , Revenue , 2017 A , Pre-Refunded , 5% ,
6/01/37 ......................................................... 4,130,000 4,907,523
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,378,876
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,764,627
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 7,011,852
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 368,731
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 399,070
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 490,685
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 395,069
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 563,824
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 614,093
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 449,867
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,851,432
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 790,151
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,867,710
a
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, Mandatory Put, 4%, 12/01/31 .................. 2,000,000 2,310,123
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 1,000,000 1,110,110
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,319,751
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 6,000,000 6,826,180
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,964,241
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
2,500,000 2,823,995
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 1,103,136
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,648,327
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 3,384,153
City of Huntsville ,
GO, 2018 B, 5%, 5/01/38 ............................................ 4,775,000 5,649,634
Water, Revenue, 2015, Pre-Refunded, 5%, 11/01/35 ....................... 4,000,000 4,460,800
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,805,210
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,881,150
City of Pelham , GO , 2014 , Pre-Refunded , 5% , 2/01/34 .......................
2,635,000 2,827,534
City of Trussville ,
GO, 2014 B, Pre-Refunded, 5%, 10/01/39 ............................... 1,895,000 2,012,526
GO, 2018 A, 4%, 8/01/41 ............................................ 3,000,000 3,366,718
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 5,163,406
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,148,019
b
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 1,000,000 1,029,247
DCH Healthcare Authority ,
Revenue, 2015, Refunding, 5%, 6/01/36 ................................. 2,000,000 2,198,363
Revenue, 2021 A, 4%, 6/01/46 ........................................ 2,310,000 2,532,196
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,106,701
Revenue, 2018 A, 5%, 9/01/41 ........................................ 3,000,000 3,500,321

Franklin Tax-Free Trust
Statement of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
c
Florence Public Building Authority , City of Florence , Revenue , 2021 , 4% , 9/01/35 .... $ 500,000 $ 565,092
Health Care Authority of the City of Huntsville (The) , Health Care Authority of the City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 10,000,000 11,076,977
Homewood Educational Building Authority ,
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,705,349
Samford University, Revenue, 2021 A, 4%, 12/01/51 ....................... 1,470,000 1,603,820
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/41 ....... 3,000,000 3,312,828
Infirmary Health System Obligated Group, Revenue, 2021 A, Refunding, 4%, 2/01/46 3,000,000 3,348,376
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 5,818,235
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 5,407,642
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,486,964
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 3,346,705
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 5,314,047
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 1,069,619
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,178,243
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,794,544
a
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, Mandatory Put, 4%, 10/01/28 ........................... 2,000,000 2,201,158
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... 5,000,000 5,676,747
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 4,395,679
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,331,473
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,955
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,622,920
Tuscaloosa County Board of Education , Special Tax , 2017 , 4% , 2/01/47 ..........
5,000,000 5,412,556
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,744,700
University of Alabama (The) ,
Revenue, 2013 D-2, Pre-Refunded, 5%, 10/01/37 ......................... 7,520,000 7,980,262
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 5,859,173
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,888,775
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,352,067
Water Works Board of the City of Birmingham (The) ,
Revenue, 2016 B, Pre-Refunded, 5%, 1/01/43 ............................ 10,000,000 11,636,586
Revenue, Senior Lien, 2016 A, Pre-Refunded, 4%, 1/01/35 ................... 4,000,000 4,478,741
223,099,232
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
700,000 702,362
Florida 0.2%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 447,584
Illinois 0.4%
c
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 1,000,000 1,063,055
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 BB , 4% , 6/15/50 ...
250,000 265,554
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2020 D, 4%, 11/15/47 ....................................... 1,000,000 1,074,243

Franklin Tax-Free Trust
Statement of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... $ 560,000 $ 604,521
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 1,600,000 1,741,210
3,419,974
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 467,875
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 467,353
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 698,302
1,633,530
Texas 0.5%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 556,610
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 802,580
1,359,190
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 467,747
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 500,000 481,757
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 1,700,000 1,692,179
2,173,936
U.S. Territories 1.4%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,168,753
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 529,491
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,060,346
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 530,000 560,711
2,150,548
Total U.S. Territories .................................................................... 3,319,301
Total Municipal Bonds (Cost $230,508,080) .....................................
237,951,465
a a a a
a
Total Investments (Cost $230,508,080) 96.8% ...................................
$237,951,465
Other Assets, less Liabilities 3.2% .............................................
7,772,848
Net Assets 100.0% ...........................................................
$245,724,313

Franklin Tax-Free Trust
Statement of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
See Abbreviations on page 149.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $6,643,881, representing 2.7% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.91 $12.19 $11.59 $11.57
Income from investment operations
c
:
Net investment income
d
...................................... 0.26 0.30 0.32 0.17
Net realized and unrealized gains (losses) ........................ (0.34) (0.29) 0.63 0.02
Total from investment operations ................................. (0.08) 0.01 0.95 0.19
Less distributions from:
Net investment income ....................................... (0.26) (0.29) (0.35) (0.17)
Net asset value, end of year .................................... $11.57 $11.91 $12.19 $11.59
Total return
e
................................................ (0.71)% 0.14% 8.27% 1.70%
Ratios to average net assets
f
Expenses
g
................................................. 0.86% 0.85% 0.86% 0.87%
Net investment income ........................................ 2.20% 2.48% 2.76% 3.10%
Supplemental data
Net assets, end of year (000’s) .................................. $92,129 $77,256 $54,945 $19,705
Portfolio turnover rate ......................................... 22.60% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.91 $12.19 $11.59 $11.65 $11.99
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.32 0.35 0.38 0.39
Net realized and unrealized gains (losses) ........... (0.34) (0.29) 0.61 (0.06) (0.33)
Total from investment operations .................... (0.06) 0.03 0.96 0.32 0.06
Less distributions from:
Net investment income .......................... (0.28) (0.31) (0.36) (0.38) (0.40)
Net asset value, end of year ....................... $11.57 $11.91 $12.19 $11.59 $11.65
Total return
d
................................... (0.56)% 0.29% 8.44% 2.83% 0.46%
Ratios to average net assets
Expenses ..................................... 0.71%
e
0.71%
e
0.71%
e
0.72%
e
0.69%
f
Net investment income ........................... 2.36% 2.66% 2.91% 3.25% 3.25%
Supplemental data
Net assets, end of year (000’s) ..................... $249,763 $274,232 $309,436 $313,940 $363,390
Portfolio turnover rate ............................ 22.60% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.09 $12.38 $11.77 $11.83 $12.16
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.25 0.29 0.32 0.33
Net realized and unrealized gains (losses) ........... (0.35) (0.29) 0.62 (0.06) (0.33)
Total from investment operations .................... (0.13) (0.04) 0.91 0.26 —
Less distributions from:
Net investment income .......................... (0.21) (0.25) (0.30) (0.32) (0.33)
Net asset value, end of year ....................... $11.75 $12.09 $12.38 $11.77 $11.83
Total return
d
................................... (1.10)% (0.34)% 7.84% 2.22% (0.02)%
Ratios to average net assets
Expenses ..................................... 1.25%
e
1.25%
e
1.26%
e
1.27%
e
1.24%
f
Net investment income ........................... 1.79% 2.08% 2.36% 2.70% 2.70%
Supplemental data
Net assets, end of year (000’s) ..................... $28,904 $45,512 $62,426 $72,542 $109,722
Portfolio turnover rate ............................ 22.60% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.91 $12.20 $11.59 $11.66 $11.94
Income from investment operations
c
:
Net investment income
d
......................... 0.30 0.33 0.36 0.39 0.24
Net realized and unrealized gains (losses) ........... (0.34) (0.29) 0.63 (0.06) (0.29)
Total from investment operations .................... (0.04) 0.04 0.99 0.33 (0.05)
Less distributions from:
Net investment income .......................... (0.30) (0.33) (0.38) (0.40) (0.23)
Net asset value, end of year ....................... $11.57 $11.91 $12.20 $11.59 $11.66
Total return
e
................................... (0.42)% 0.35% 8.67% 2.86% (0.40)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.59% 0.59% 4.47%
Expenses net of waiver and payments by affiliates ....... 0.57%
g,h
0.56%
g
0.57%
g
0.57%
g
0.55%
Net investment income ........................... 2.49% 2.73% 3.05% 3.40% 3.39%
Supplemental data
Net assets, end of year (000’s) ..................... $17,047 $13,813 $4,981 $3,786 $5
Portfolio turnover rate ............................ 22.60% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.92 $12.20 $11.59 $11.66 $11.99
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.33 0.36 0.39 0.40
Net realized and unrealized gains (losses) ........... (0.35) (0.29) 0.63 (0.07) (0.32)
Total from investment operations .................... (0.06) 0.04 0.99 0.32 0.08
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.38) (0.39) (0.41)
Net asset value, end of year ....................... $11.57 $11.92 $12.20 $11.59 $11.66
Total return .................................... (0.46)% 0.31% 8.63% 2.83% 0.64%
Ratios to average net assets
Expenses ..................................... 0.61%
d
0.61%
d
0.61%
d
0.62%
d
0.59%
e
Net investment income ........................... 2.46% 2.74% 3.01% 3.35% 3.35%
Supplemental data
Net assets, end of year (000’s) ..................... $72,069 $68,009 $53,789 $40,142 $35,389
Portfolio turnover rate ............................ 22.60% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,300,000 $ 1,304,386
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 2,592,000 2,542,882
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 671,375
3,214,257
Georgia 91.2%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ 2,390,000 2,778,393
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,443,574
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 3,866,537
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 8,665,897
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,350,012
Piedmont/Ellis LLC, Revenue, 2013, Pre-Refunded, 5%, 9/01/32 .............. 1,000,000 1,056,845
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,784,091
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 1,129,710
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 1,123,248
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 4,409,172
b
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,531,601
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,594,122
Carroll City-County Hospital Authority ,
Tanner Medical Center, Inc. Obligated Group, Revenue, 2015, 5%, 7/01/41 ...... 2,000,000 2,211,119
Tanner Medical Center, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 1,250,000 1,422,045
Tanner Medical Center, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
7/01/50 ........................................................ 1,500,000 1,690,852
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,465,330
City of Atlanta ,
Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ........................... 1,780,000 2,033,023
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,269,458
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,462,161
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,953,670
Department of Aviation, Revenue, 2021 B, Refunding, 5%, 7/01/37 ............. 1,480,000 1,853,672
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,827,402
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 5,747,762
Water & Wastewater, Revenue, 2015, Pre-Refunded, 5%, 11/01/43 ............ 10,000,000 11,135,507
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,876,013
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,655,789

Franklin Tax-Free Trust
Statement of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... $ 1,835,000 $ 1,902,434
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,598,426
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,654,866
City of Columbus , Water & Sewerage , Revenue , 2014 A , Pre-Refunded , 5% , 5/01/33
1,030,000 1,114,064
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,526,678
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,689,342
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 1,126,272
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 449,770
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 472,719
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 478,179
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 415,857
c
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ 3,100,000 3,420,922
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 10,655,000 12,296,728
Water & Sewerage, Revenue, 2011 A, 5.25%, 10/01/41 ..................... 4,225,000 4,273,082
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 5,033,392
County of Oconee , GO , 2021 , 4% , 1/01/32 ................................
1,000,000 1,166,390
County of Rockdale ,
Stormwater System, Revenue, 2021, 4%, 7/01/36 ......................... 500,000 578,424
Stormwater System, Revenue, 2021, 4%, 7/01/41 ......................... 500,000 573,162
Coweta County Water & Sewage Authority ,
Revenue, 2019, Pre-Refunded, 4%, 6/01/39 .............................. 1,500,000 1,739,313
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 833,821
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 1,010,379
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,288,809
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 5,000,000 5,067,957
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,210,512
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 10,766,112
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,439,190
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/29 ............. 1,000,000 1,211,791
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,271,516
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,547,978
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,716,712
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,133,715
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 4,377,682
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 6,566,087
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,763,667
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,222,600
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 6,336,121
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/38 .......... 2,500,000 2,536,245
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,153,581
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 2,191,734

Franklin Tax-Free Trust
Statement of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority of Gwinnett County , Gwinnett County School District , COP ,
2006 , NATL Insured , 5.25% , 1/01/24 ................................... $ 2,000,000 $ 2,149,011
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 4,506,776
Etowah Water & Sewer Authority ,
Revenue, 2019, Refunding, BAM Insured, 4%, 3/01/36 ...................... 1,450,000 1,629,296
Revenue, 2019, Refunding, BAM Insured, 3%, 3/01/44 ...................... 1,250,000 1,255,843
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 7,735,000 8,543,268
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 3,155,852
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,319,191
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,998,203
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 5,464,713
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/46 5,000,000 5,484,178
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 1,143,827
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,593,076
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 3,570,000 3,606,230
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 3,165,000 3,260,516
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,241,787
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,765,000 4,955,730
Georgia Ports Authority , Revenue , 2021 , 4% , 7/01/51 ........................
3,250,000 3,681,835
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,716,796
Gwinnett County School District ,
GO, 2019, 5%, 2/01/41 ............................................. 3,000,000 3,618,792
GO, 2021, 4%, 2/01/37 ............................................. 5,000,000 5,862,807
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,553,782
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGMC
Insured , 6% , 10/01/23 .............................................. 980,000 1,054,009
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,502,699
Macon Water Authority , Revenue , 2015 , 4% , 10/01/35 ........................
2,810,000 3,112,474
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,892,542
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 3,264,491
a,d
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 5,000,000 5,431,783
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 5,687,364
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,123,840
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,685,170
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 5,437,808
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 4,158,309
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 355,229
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 455,628
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 864,041
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,216,150
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,553,869
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,554,733

Franklin Tax-Free Trust
Statement of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
$ 3,725,000 $ 4,105,464
Private Colleges & Universities Authority ,
Corp. of Mercer University (The), Revenue, 2021, Refunding, 4%, 10/01/50 ...... 5,400,000 5,841,147
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,290,600
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 4,809,438
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 1,140,895
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,612,642
Sandy Springs Public Facilities Authority , City of Sandy Springs , Revenue , 2015 , Pre-
Refunded , 5% , 5/01/41 ............................................. 3,000,000 3,436,745
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 11,047,004
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,367,890
State of Georgia ,
GO, 2018 A, 4%, 7/01/36 ............................................ 5,000,000 5,678,781
GO, 2021 A, Refunding, 4%, 7/01/34 ................................... 6,500,000 7,705,847
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,813,972
419,435,352
Illinois 0.8%
State of Illinois ,
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 294,229
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 3,262,392
3,556,621
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 5% , 6/15/37 ...
1,220,000 1,438,560
New York 0.7%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
3,000,000 3,238,505
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 842,175
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 841,236
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 465,535
2,148,946
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,200,000 1,113,220
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,504,837
2,618,057
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 841,944
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 867,163
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 3,100,000 3,085,738
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,398,812
5,351,713

Franklin Tax-Free Trust
Statement of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 560,000 $ 593,030
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 2,270,000 2,352,288
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 4,800,000 5,028,911
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,450,000 1,534,021
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,100,000 1,144,319
10,652,569
Total U.S. Territories .................................................................... 10,652,569
Total Municipal Bonds (Cost $444,520,037) .....................................
453,800,910
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Georgia 0.1%
e
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.09% , 7/01/35 ................................... 400,000 400,000
Total Municipal Bonds (Cost $400,000) .........................................
400,000
Total Short Term Investments (Cost $400,000 ) ..................................
400,000
a
Total Investments (Cost $444,920,037) 98.8% ...................................
$454,200,910
Other Assets, less Liabilities 1.2% .............................................
5,710,672
Net Assets 100.0% ...........................................................
$459,911,582
See Abbreviations on page 149 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $20,729,358, representing 4.5% of net assets.
b
See Note 7 regarding defaulted securities.
c
Security purchased on a when-issued basis. See Note 1(b).
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.28 $11.55 $10.93 $10.85
Income from investment operations
c
:
Net investment income
d
...................................... 0.24 0.28 0.30 0.16
Net realized and unrealized gains (losses) ........................ (0.25) (0.27) 0.64 0.08
Total from investment operations ................................. (0.01) 0.01 0.94 0.24
Less distributions from:
Net investment income ....................................... (0.24) (0.28) (0.32) (0.16)
Net asset value, end of year .................................... $11.03 $11.28 $11.55 $10.93
Total return
e
................................................ (0.17)% 0.09% 8.68% 2.22%
Ratios to average net assets
f
Expenses
g
................................................. 0.87% 0.87% 0.86% 0.88%
Net investment income ........................................ 2.07% 2.49% 2.70% 3.06%
Supplemental data
Net assets, end of year (000’s) .................................. $69,773 $56,810 $48,032 $18,110
Portfolio turnover rate ......................................... 16.61% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $11.55 $10.92 $10.90 $11.15
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.30 0.32 0.35 0.36
Net realized and unrealized gains (losses) ........... (0.25) (0.28) 0.64 0.02 (0.24)
Total from investment operations .................... — 0.02 0.96 0.37 0.12
Less distributions from:
Net investment income .......................... (0.25) (0.29) (0.33) (0.35) (0.37)
Net asset value, end of year ....................... $11.03 $11.28 $11.55 $10.92 $10.90
Total return
d
................................... (0.02)% 0.24% 8.94% 3.45% 1.04%
Ratios to average net assets
Expenses ..................................... 0.72%
e
0.72%
e
0.71%
e
0.73%
e
0.70%
Net investment income ........................... 2.22% 2.66% 2.85% 3.21% 3.23%
Supplemental data
Net assets, end of year (000’s) ..................... $234,499 $250,576 $289,744 $284,259 $322,080
Portfolio turnover rate ............................ 16.61% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.46 $11.74 $11.10 $11.07 $11.32
Income from investment operations
b
:
Net investment income
c
......................... 0.19 0.24 0.26 0.29 0.30
Net realized and unrealized gains (losses) ........... (0.25) (0.29) 0.65 0.03 (0.25)
Total from investment operations .................... (0.06) (0.05) 0.91 0.32 0.05
Less distributions from:
Net investment income .......................... (0.19) (0.23) (0.27) (0.29) (0.30)
Net asset value, end of year ....................... $11.21 $11.46 $11.74 $11.10 $11.07
Total return
d
................................... (0.57)% (0.39)% 8.34% 2.92% 0.46%
Ratios to average net assets
Expenses ..................................... 1.26%
e
1.26%
e
1.26%
e
1.28%
e
1.25%
Net investment income ........................... 1.64% 2.08% 2.30% 2.66% 2.68%
Supplemental data
Net assets, end of year (000’s) ..................... $19,991 $29,441 $38,066 $42,188 $61,399
Portfolio turnover rate ............................ 16.61% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $11.55 $10.93 $10.90 $11.18
Income from investment operations
c
:
Net investment income
d
......................... 0.27 0.31 0.33 0.36 0.22
Net realized and unrealized gains (losses) ........... (0.25) (0.27) 0.64 0.03 (0.28)
Total from investment operations .................... 0.02 0.04 0.97 0.39 (0.06)
Less distributions from:
Net investment income .......................... (0.27) (0.31) (0.35) (0.36) (0.22)
Net asset value, end of year ....................... $11.03 $11.28 $11.55 $10.93 $10.90
Total return
e
................................... 0.12% 0.38% 8.99% 3.67% (0.59)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.59% 0.60% 0.60% 0.61% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.58%
g
0.58%
g
0.58%
g
0.59%
g
0.57%
Net investment income ........................... 2.36% 2.78% 2.98% 3.35% 3.36%
Supplemental data
Net assets, end of year (000’s) ..................... $8,031 $6,076 $5,383 $3,865 $3,683
Portfolio turnover rate ............................ 16.61% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $11.55 $10.93 $10.90 $11.15
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.31 0.33 0.36 0.37
Net realized and unrealized gains (losses) ........... (0.24) (0.28) 0.63 0.03 (0.24)
Total from investment operations .................... 0.02 0.03 0.96 0.39 0.13
Less distributions from:
Net investment income .......................... (0.27) (0.30) (0.34) (0.36) (0.38)
Net asset value, end of year ....................... $11.03 $11.28 $11.55 $10.93 $10.90
Total return .................................... 0.08% 0.34% 8.95% 3.65% 1.14%
Ratios to average net assets
Expenses ..................................... 0.62%
d
0.62%
d
0.61%
d
0.63%
d
0.60%
Net investment income ........................... 2.32% 2.73% 2.95% 3.31% 3.33%
Supplemental data
Net assets, end of year (000’s) ..................... $42,264 $37,329 $27,945 $19,580 $14,091
Portfolio turnover rate ............................ 16.61% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.5%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 447,583
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 1,144,207
Louisiana 91.7%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 1,146,978
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 535,221
Calcasieu Parish Public Trust Authority , Cowboy Facilities, Inc. , Revenue , 2011 ,
Refunding , AGMC Insured , 5% , 5/01/29 ................................. 2,050,000 2,064,936
Calcasieu Parish School District No. 23 ,
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 755,928
GO, 2019, BAM Insured, 4%, 9/01/37 ................................... 600,000 674,382
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,292,526
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,174,237
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,171,614
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,134,359
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 848,583
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,287,916
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,360,178
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
5,280,000 5,786,822
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 5,189,434
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 5,643,512
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 2,032,570
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,431,053
City of Ruston , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...................
1,085,000 1,226,623
City of Shreveport ,
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,733,298
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,565,685
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 5,167,122
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,474,220
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/33 ............................ 1,000,000 1,105,342
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,526,711
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,518,959
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 930,663
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,438,714
Jefferson Sales Tax District ,
Revenue, 2017 B, AGMC Insured, 5%, 12/01/42 ........................... 2,250,000 2,649,815
Revenue, 2019 B, AGMC Insured, 4%, 12/01/42 ........................... 5,000,000 5,718,223
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 265,136
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 211,677
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,512,341
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,694,034
Livingston Parish School Board ,
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/30 ................. 500,000 576,623
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/31 ................. 1,300,000 1,519,139
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/32 ................. 1,500,000 1,750,317

Franklin Tax-Free Trust
Statement of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... $ 875,000 $ 1,000,660
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,486,440
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 625,000 603,487
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,995,000 1,921,133
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 2,000,000 2,060,516
Cowboy Facilities, Inc., Revenue, 2011, Refunding, AGMC Insured, 5%, 3/01/36 .. 1,800,000 1,800,000
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,277,001
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,441,807
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,915,449
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 868,322
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 673,668
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 8,035,377
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/32 ................................................... 3,000,000 3,283,950
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/33 ................................................... 5,000,000 5,473,249
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 938,648
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 1,129,597
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 1,900,000 1,939,764
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 235,747
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 207,391
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 289,128
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 232,851
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 3,125,025
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 4,073,505
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,123,076
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,195,254
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 562,433
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 559,984
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,142,781
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,202,592
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,239,365
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,299,902
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,738,773
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,872,202
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 39,165
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,468,752
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 11,604,334

Franklin Tax-Free Trust
Statement of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. $ 6,500,000 $ 7,129,207
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,573,261
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 2,206,886
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,761,473
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,850,000 3,087,669
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 2,500,000 2,639,622
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 34,144
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 22,762
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 10,000,000 11,377,908
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 5,000,000 5,474,412
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 2,191,417
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,600,000
Tulane University, Revenue, 2013 B, 5%, 10/01/37 ......................... 5,540,000 5,744,106
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,429,056
Tulane University, Revenue, 2017 A, Refunding, 4%, 12/15/50 ................ 2,000,000 2,163,787
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,195,304
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,185,857
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,756,576
Louisiana State University & Agricultural & Mechanical College ,
Auxiliary, Revenue, 2014, Pre-Refunded, 5%, 7/01/29 ...................... 1,000,000 1,086,208
Auxiliary, Revenue, 2014, Pre-Refunded, 5%, 7/01/30 ...................... 1,040,000 1,129,657
Auxiliary, Revenue, 2014, Pre-Refunded, 5%, 7/01/34 ...................... 1,000,000 1,086,208
Auxiliary, Revenue, 2016 A, Pre-Refunded, 5%, 7/01/40 ..................... 4,500,000 5,178,632
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,710,064
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 11,378,564
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 5%, 8/01/31 ......................................... 1,000,000 1,231,509
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,305,896
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 2,970,404
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 3,153,593
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,283,827
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,742,998
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 906,924
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 6,422,293
State of Louisiana ,
GO, 2014 C, Refunding, 5%, 8/01/27 ................................... 7,200,000 7,828,529
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 5,716,626
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,637,846
GO, 2021 A, 5%, 3/01/40 ............................................ 5,000,000 6,242,623
Revenue, 2019 A, 5%, 9/01/30 ........................................ 2,000,000 2,428,040
Revenue, 2019 A, 5%, 9/01/31 ........................................ 4,750,000 5,759,215
Revenue, 2021, 5%, 9/01/33 ......................................... 1,200,000 1,502,779
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... 3,000,000 3,340,652
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 5,854,670
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 11,662,445
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/37 ................................. 2,000,000 2,254,117

Franklin Tax-Free Trust
Statement of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Tangipahoa Parish Hospital Service District No. 1, (continued)
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. $ 2,000,000 $ 2,249,653
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/41
1,000,000 1,096,116
Terrebonne Parish Consolidated Government ,
Revenue, 2020 A, 4%, 3/01/35 ........................................ 1,015,000 1,157,204
Revenue, 2020 A, 4%, 3/01/41 ........................................ 2,660,000 3,006,827
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 3,262,676
343,336,461
South Carolina 0.3%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 655,026
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 654,294
1,309,320
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 834,915
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 1,254,031
2,088,946
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 654,846
Wisconsin 1.2%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 770,812
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 2,500,000 2,488,498
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,225,000 1,142,363
4,401,673
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 529,491
b
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 855,000 885,994
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 6,230,000 6,590,999
8,006,484
Total U.S. Territories .................................................................... 8,006,484
Total Municipal Bonds (Cost $351,629,946) .....................................
361,389,520
a a a a
a
Total Investments (Cost $351,629,946) 96.5% ...................................
$361,389,520
Other Assets, less Liabilities 3.5% .............................................
13,167,803
Net Assets 100.0% ...........................................................
$374,557,323

Franklin Tax-Free Trust
Statement of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
See Abbreviations on page 149 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $26,652,717, representing 7.1% of net assets.
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.97 $11.35 $10.80 $10.76
Income from investment operations
c
:
Net investment income
d
...................................... 0.23 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........................ (0.26) (0.38) 0.57 0.04
Total from investment operations ................................. (0.03) (0.10) 0.86 0.19
Less distributions from:
Net investment income ....................................... (0.23) (0.28) (0.31) (0.15)
Net asset value, end of year .................................... $10.71 $10.97 $11.35 $10.80
Total return
e
................................................ (0.30)% (0.84)% 8.11% 1.84%
Ratios to average net assets
f
Expenses
g
................................................. 0.87% 0.87% 0.88% 0.88%
Net investment income ........................................ 2.10% 2.55% 2.65% 2.95%
Supplemental data
Net assets, end of year (000’s) .................................. $90,950 $78,374 $60,104 $26,572
Portfolio turnover rate ......................................... 15.00% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.97 $11.36 $10.80 $10.76 $11.10
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.30 0.31 0.33 0.34
Net realized and unrealized gains (losses) ........... (0.26) (0.39) 0.58 0.05 (0.32)
Total from investment operations .................... (0.01) (0.09) 0.89 0.38 0.02
Less distributions from:
Net investment income .......................... (0.25) (0.30) (0.33) (0.34) (0.36)
Net asset value, end of year ....................... $10.71 $10.97 $11.36 $10.80 $10.76
Total return
d
................................... (0.15)% (0.69)% 8.27% 3.59% 0.13%
Ratios to average net assets
Expenses ..................................... 0.72%
e
0.72%
e
0.73%
e
0.73%
e
0.70%
Net investment income ........................... 2.25% 2.72% 2.80% 3.10% 3.07%
Supplemental data
Net assets, end of year (000’s) ..................... $214,264 $240,637 $270,309 $279,750 $319,120
Portfolio turnover rate ............................ 15.00% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.20 $11.59 $11.02 $10.98 $11.31
Income from investment operations
b
:
Net investment income
c
......................... 0.19 0.24 0.25 0.28 0.28
Net realized and unrealized gains (losses) ........... (0.26) (0.39) 0.59 0.04 (0.32)
Total from investment operations .................... (0.07) (0.15) 0.84 0.32 (0.04)
Less distributions from:
Net investment income .......................... (0.19) (0.24) (0.27) (0.28) (0.29)
Net asset value, end of year ....................... $10.94 $11.20 $11.59 $11.02 $10.98
Total return
d
................................... (0.70)% (1.30)% 7.75% 2.94% (0.34)%
Ratios to average net assets
Expenses ..................................... 1.26%
e
1.26%
e
1.28%
e
1.28%
e
1.25%
Net investment income ........................... 1.65% 2.13% 2.25% 2.55% 2.52%
Supplemental data
Net assets, end of year (000’s) ..................... $24,227 $34,896 $45,502 $56,323 $92,553
Portfolio turnover rate ............................ 15.00% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.99 $11.37 $10.82 $10.78 $11.05
Income from investment operations
c
:
Net investment income
d
......................... 0.26 0.31 0.32 0.35 0.21
Net realized and unrealized gains (losses) ........... (0.25) (0.37) 0.58 0.04 (0.27)
Total from investment operations .................... 0.01 (0.06) 0.90 0.39 (0.06)
Less distributions from:
Net investment income .......................... (0.27) (0.32) (0.35) (0.35) (0.21)
Net asset value, end of year ....................... $10.73 $10.99 $11.37 $10.82 $10.78
Total return
e
................................... (—)%
f
(0.55)% 8.41% 3.71% (0.58)%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 0.57% 0.59% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.57%
h,i
0.57%
h
0.58%
h
0.58%
h
0.56%
Net investment income ........................... 2.39% 2.81% 2.95% 3.25% 3.21%
Supplemental data
Net assets, end of year (000’s) ..................... $13,771 $8,033 $3,642 $1,753 $1,376
Portfolio turnover rate ............................ 15.00% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Rounds to less than 0.01%.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.98 $11.37 $10.81 $10.77 $11.11
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.31 0.32 0.34 0.35
Net realized and unrealized gains (losses) ........... (0.25) (0.39) 0.58 0.05 (0.32)
Total from investment operations .................... 0.01 (0.08) 0.90 0.39 0.03
Less distributions from:
Net investment income .......................... (0.26) (0.31) (0.34) (0.35) (0.37)
Net asset value, end of year ....................... $10.73 $10.98 $11.37 $10.81 $10.77
Total return .................................... 0.04% (0.68)% 8.47% 3.68% 0.22%
Ratios to average net assets
Expenses ..................................... 0.62%
d
0.62%
d
0.63%
d
0.63%
d
0.60%
Net investment income ........................... 2.35% 2.81% 2.90% 3.20% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $55,284 $57,854 $54,079 $44,264 $40,532
Portfolio turnover rate ............................ 15.00% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 1,325,000 $ 1,237,612
Maryland 90.6%
City of Baltimore ,
Revenue, 2020 A, 4%, 7/01/45 ........................................ 4,500,000 5,086,419
Revenue, 2020 A, 5%, 7/01/50 ........................................ 9,115,000 11,069,562
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,699,378
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,845,000 1,849,504
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,289,222
GO, 5%, 2/01/41 .................................................. 2,900,000 3,284,132
County of Harford ,
Tax Allocation, 2021, Refunding, 4%, 7/01/31 ............................. 150,000 171,618
Tax Allocation, 2021, Refunding, 4%, 7/01/36 ............................. 750,000 850,601
Tax Allocation, 2021, Refunding, 4%, 7/01/40 ............................. 675,000 760,875
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 11,405,000 12,986,950
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 1,079,642
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,458,003
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,110,926
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,579,695
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,537,847
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 1,029,960
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, Pre-Refunded, 5%, 6/01/34 ........................... 455,000 476,988
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,479,726
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,550,502
Revenue, A-2, 5%, 6/01/34 ........................................... 1,245,000 1,303,257
Revenue, A-2, Pre-Refunded, 5%, 6/01/34 ............................... 1,800,000 1,888,138
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,321,219
Maryland Economic Development Corp. ,
Frostburg State University Project, Revenue, Senior Lien, 2013, Refunding, 5%,
10/01/33 ....................................................... 5,000,000 5,173,725
Morgan State University, Revenue, 2020, 4%, 7/01/40 ...................... 1,000,000 1,081,681
Morgan State University, Revenue, 2020, 5%, 7/01/50 ...................... 1,250,000 1,435,007
Morgan View Student Housing, Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/27 4,750,000 4,808,473
Morgan View Student Housing, Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/34 2,150,000 2,172,788
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/35 ........................................................ 4,225,000 4,795,389
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/43 ........................................................ 3,305,000 3,746,849
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,098,605
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/27 ..... 1,500,000 1,514,849
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/33 ..... 2,495,000 2,515,710
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,156,944
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 11,347,237
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 942,603
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 2,000,000 2,140,663
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,645,332
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,884,072

Franklin Tax-Free Trust
Statement of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Goucher College, Revenue, 2012 A, 5%, 7/01/34 .......................... $ 1,500,000 $ 1,518,172
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 8,354,536
Johns Hopkins Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 11,015,713
Johns Hopkins Medical Institutional Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 660,971
Johns Hopkins Medical Institutional Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,045,539
Johns Hopkins Medical Institutional Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,256,469
Johns Hopkins University, Revenue, 2013 B, 5%, 7/01/38 .................... 5,000,000 5,234,252
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,493,820
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,300,416
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,447,162
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,371,791
Luminis Health Obligated Group, Revenue, 2014, Pre-Refunded, 5%, 7/01/39 .... 10,000,000 10,850,028
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,009,570
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,627,228
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 8,175,000 9,030,523
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,264,845
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,806,440
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 9,340,293
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 430,000 501,666
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 775,000 931,106
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 973,838
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 391,967
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,256,107
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 2,050,070
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 1,092,780
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 3,250,000 3,521,126
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 1,941,900
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,313,067
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 11,556,816
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 5,412,373
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,217,855
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 670,794
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 10,085,000 11,575,240
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 16,731,660
Maryland Stadium Authority Built to Learn , Revenue , 2021 , 4% , 6/01/46 ..........
5,000,000 5,472,413
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 8,000,000 9,003,722
Revenue, 2021 A, Refunding, 5%, 7/01/51 ............................... 4,900,000 6,041,409
State of Maryland ,
GO, 2020 A, 5%, 8/01/35 ............................................ 2,000,000 2,509,334
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. 3,000,000 3,768,915
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. 3,000,000 3,569,839
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 3,796,605

Franklin Tax-Free Trust
Statement of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/36 ............... $ 3,700,000 $ 4,078,463
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/37 ............... 2,095,000 2,306,430
University System of Maryland ,
Revenue, 2021 A, Refunding, 5%, 4/01/31 ............................... 8,685,000 11,039,583
Revenue, 2021 A, Refunding, 4%, 4/01/32 ............................... 5,855,000 6,931,363
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 5,715,711
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 8,070,000 8,823,243
361,147,254
South Carolina 0.3%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 655,026
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 654,294
1,309,320
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 927,684
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,304,192
2,231,876
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 654,846
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 770,812
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 2,700,000 2,687,578
3,458,390
U.S. Territories 5.6%
District of Columbia 3.2%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 5,778,408
Revenue, 2020 A, 5%, 7/15/45 ........................................ 3,000,000 3,660,958
Revenue, 2021 A, 5%, 7/15/37 ........................................ 1,000,000 1,260,254
Revenue, 2021 A, 4%, 7/15/43 ........................................ 1,750,000 1,992,849
12,692,469
Puerto Rico 2.4%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 2,117,965
c
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,975,000 2,054,000
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,805,000 1,891,637
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,057,945

Franklin Tax-Free Trust
Statement of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 2,550,000 $ 2,652,740
9,774,287
Total U.S. Territories .................................................................... 22,466,756
Total Municipal Bonds (Cost $385,530,274) .....................................
392,506,054
a a a a
a
Total Investments (Cost $385,530,274) 98.5% ...................................
$392,506,054
Other Assets, less Liabilities 1.5% .............................................
5,988,838
Net Assets 100.0% ...........................................................
$398,494,892
See Abbreviations on page 149 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $8,237,750, representing 2.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.85 $12.09 $11.47 $11.41
Income from investment operations
c
:
Net investment income
d
...................................... 0.28 0.29 0.31 0.16
Net realized and unrealized gains (losses) ........................ (0.37) (0.24) 0.63 0.06
Total from investment operations ................................. (0.09) 0.05 0.94 0.22
Less distributions from:
Net investment income ....................................... (0.28) (0.29) (0.32) (0.16)
Net asset value, end of year .................................... $11.48 $11.85 $12.09 $11.47
Total return
e
................................................ (0.84)% 0.41% 8.32% 1.98%
Ratios to average net assets
f
Expenses
g
................................................. 0.81% 0.81% 0.81% 0.84%
Net investment income ........................................ 2.33% 2.42% 2.62% 2.96%
Supplemental data
Net assets, end of year (000’s) .................................. $208,059 $169,677 $122,845 $63,400
Portfolio turnover rate ......................................... 21.64% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.84 $12.09 $11.46 $11.38 $11.74
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.31 0.33 0.35 0.36
Net realized and unrealized gains (losses) ........... (0.36) (0.26) 0.64 0.09 (0.34)
Total from investment operations .................... (0.06) 0.05 0.97 0.44 0.02
Less distributions from:
Net investment income .......................... (0.30) (0.30) (0.34) (0.36) (0.38)
Net asset value, end of year ....................... $11.48 $11.84 $12.09 $11.46 $11.38
Total return
d
................................... (0.60)% 0.48% 8.58% 3.90% 0.12%
Ratios to average net assets
Expenses ..................................... 0.66%
e
0.66%
e
0.66%
e
0.69%
e
0.66%
Net investment income ........................... 2.49% 2.58% 2.77% 3.11% 3.05%
Supplemental data
Net assets, end of year (000’s) ..................... $588,698 $647,517 $708,399 $700,839 $793,226
Portfolio turnover rate ............................ 21.64% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.97 $12.21 $11.58 $11.49 $11.86
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.24 0.26 0.29 0.29
Net realized and unrealized gains (losses) ........... (0.37) (0.24) 0.65 0.09 (0.35)
Total from investment operations .................... (0.14) — 0.91 0.38 (0.06)
Less distributions from:
Net investment income .......................... (0.23) (0.24) (0.28) (0.29) (0.31)
Net asset value, end of year ....................... $11.60 $11.97 $12.21 $11.58 $11.49
Total return
d
................................... (1.23)% 0.01% 7.92% 3.37% (0.53)%
Ratios to average net assets
Expenses ..................................... 1.20%
e
1.21%
e
1.21%
e
1.24%
e
1.21%
Net investment income ........................... 1.91% 2.01% 2.22% 2.56% 2.50%
Supplemental data
Net assets, end of year (000’s) ..................... $52,654 $74,779 $104,721 $108,739 $149,306
Portfolio turnover rate ............................ 21.64% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.85 $12.10 $11.47 $11.38 $11.72
Income from investment operations
c
:
Net investment income
d
......................... 0.31 0.32 0.34 0.37 0.22
Net realized and unrealized gains (losses) ........... (0.36) (0.25) 0.65 0.09 (0.35)
Total from investment operations .................... (0.05) 0.07 0.99 0.46 (0.13)
Less distributions from:
Net investment income .......................... (0.31) (0.32) (0.36) (0.37) (0.21)
Net asset value, end of year ....................... $11.49 $11.85 $12.10 $11.47 $11.38
Total return
e
................................... (0.47)% 0.61% 8.71% 4.12% (1.11)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.54% 0.55% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.52%
g
0.53%
g,h
0.53%
g
0.54%
g
0.53%
Net investment income ........................... 2.61% 2.70% 2.90% 3.26% 3.18%
Supplemental data
Net assets, end of year (000’s) ..................... $33,747 $30,329 $23,700 $18,929 $17,534
Portfolio turnover rate ............................ 21.64% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.85 $12.09 $11.47 $11.38 $11.75
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.32 0.34 0.37 0.37
Net realized and unrealized gains (losses) ........... (0.36) (0.24) 0.63 0.09 (0.35)
Total from investment operations .................... (0.05) 0.08 0.97 0.46 0.02
Less distributions from:
Net investment income .......................... (0.31) (0.32) (0.35) (0.37) (0.39)
Net asset value, end of year ....................... $11.49 $11.85 $12.09 $11.47 $11.38
Total return .................................... (0.50) % 0.66% 8.59% 4.09% 0.12%
Ratios to average net assets
Expenses ..................................... 0.56%
d
0.56%
d
0.56%
d
0.59%
d
0.56%
Net investment income ........................... 2.59% 2.68% 2.87% 3.21% 3.15%
Supplemental data
Net assets, end of year (000’s) ..................... $86,643 $85,456 $82,970 $60,117 $72,460
Portfolio turnover rate ............................ 21.64% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.2%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 1,035,987
Florida 0.6%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 5,544,000 5,438,941
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 760,892
6,199,833
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 3,035,652
Missouri 92.2%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,752,133
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,859,755
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 1,980,403
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,103,816
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,224,669
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/44 ........................... 10,000,000 10,249,103
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 830,000 953,007
Revenue, 2019, Refunding, 5%, 10/01/44 ................................ 10,995,000 13,154,198
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 10,000,000 11,116,048
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,899,980
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 6,510,000 7,066,991
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 2,909,302
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 5,230,000 5,617,906
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/33 ......... 5,000,000 5,053,857
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/37 ......... 11,000,000 11,118,484
St. Francis Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/39 .......... 5,110,000 5,710,353
Cape Girardeau County School District No. R-2 ,
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,134,552
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,131,837
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,600,346
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 719,476
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 552,939
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 456,394
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 1,078,509
City of Kansas City ,
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,693,731
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,641,696
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,450,511
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,510,358
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,793,936
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,106,009
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,664,954
City of Republic , Revenue , 2022 , 3% , 5/01/47 ..............................
5,000,000 4,975,288
City of Sikeston , Electric System , Revenue , 2012 , Refunding , 5% , 6/01/22 ........
12,570,000 12,702,539
City of Springfield ,
Revenue, 2012, Refunding, 5%, 4/01/31 ................................. 1,795,000 1,801,490
Revenue, 2012, Refunding, 5%, 4/01/32 ................................. 1,885,000 1,891,815

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. $ 2,200,000 $ 2,311,389
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,571,784
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 16,204,867
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,567,336
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,527,566
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,670,000 12,264,241
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,142,018
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,614,891
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,282,187
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,139,138
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 2,926,737
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 1,988,313
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/34 ............................................. 1,670,000 1,712,322
GO, 2017, 3%, 3/01/35 ............................................. 1,730,000 1,773,040
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,577,746
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,906,277
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 597,405
COP, 2021, 3%, 3/01/41 ............................................. 400,000 412,450
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,109,679
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,619,943
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,678,055
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,120,112
Hanley Road Corridor Transportation Development District ,
Revenue, 2020, Refunding, 1.625%, 10/01/33 ............................ 800,000 795,115
Revenue, 2020, Refunding, 2%, 10/01/39 ................................ 900,000 884,725
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,327,524
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,756,398
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,372,200
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/30 ........................................................ 300,000 340,527
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/36 ........................................................ 2,075,000 2,316,158
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/41 ........................................................ 2,240,000 2,466,895
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 8,708,666
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 5,000,000 5,593,614
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... 5,000,000 4,864,816
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/35 ........ 1,700,000 2,053,157
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/40 ........ 2,000,000 2,390,370
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 12,370,712
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 2,920,814
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 17,000,000 18,926,943
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,531,146
Kansas City University, Revenue, 2017 A, 5%, 6/01/42 ...................... 2,800,000 3,228,930
Kansas City University, Revenue, 2017 A, 5%, 6/01/47 ...................... 4,875,000 5,564,226
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 2,078,281
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 2,126,553
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 5,448,674

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 4%,
2/15/51 ........................................................ $ 2,125,000 $ 2,335,174
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 4,307,048
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 12,463,521
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,174,685
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,894,853
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 510,731
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/29 ........ 1,960,000 2,159,972
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/31 ........ 2,120,000 2,361,893
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/32 ........ 2,205,000 2,441,083
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/42 ........ 5,000,000 5,430,404
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,371,237
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,526,096
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 4,712,184
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 5,269,299
b
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.125%, 6/15/38 ... 2,300,000 2,310,258
b
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.375%, 6/15/45 ... 1,000,000 1,011,334
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,144,434
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 27,160,878
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 7,409,818
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 14,399,150
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 4,343,016
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 5,000,000 5,850,421
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 11,189,092
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 17,313,939
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 6,833,456
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,447,149
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,348,110
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,776,761
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,294,654
Howard Bend Levee District ,
Special Tax, 2021, 2.75%, 3/01/31 ..................................... 400,000 387,756
Special Tax, 2021, 3%, 3/01/36 ....................................... 500,000 482,968
Special Tax, 2021, 3.125%, 3/01/41 .................................... 1,000,000 957,296
c
Special Tax, 2022, 3.375%, 3/01/32 .................................... 75,000 75,080
c
Special Tax, 2022, 3.5%, 3/01/37 ...................................... 175,000 175,187
c
Special Tax, 2022, 3.625%, 3/01/42 .................................... 200,000 200,213
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,771,330
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,513,275
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 6,976,632
Jefferson County School District No. R-VI ,
Festus, COP, 2021 B, 4%, 4/01/39 ..................................... 350,000 394,859
Festus, COP, 2021 B, 4%, 4/01/40 ..................................... 575,000 647,560
Festus, COP, 2021 B, 4%, 4/01/41 ..................................... 500,000 563,085
Festus, COP, 2021 B, 3%, 4/01/42 ..................................... 750,000 762,562
Festus, COP, 2021 B, 3%, 4/01/44 ..................................... 1,500,000 1,517,192
Festus, COP, 2021 B, 2.375%, 4/01/46 .................................. 2,000,000 1,766,602
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,270,710
Joplin Schools , GO , 2017 , Refunding , 4% , 3/01/32 ..........................
4,000,000 4,449,840
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,020,168

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Kansas City Industrial Development Authority, (continued)
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. $ 12,000,000 $ 12,049,000
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,011,317
Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/50 ...................... 5,000,000 5,359,875
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 19,425,000 22,254,849
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,438,879
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 10,090,000 11,449,425
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 5,900,000 6,307,379
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 115,498
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,863,973
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,790,166
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,727,265
Revenue, 2016 C, Refunding, 5%, 5/01/46 ............................... 24,700,000 28,349,870
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 5,769,488
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 11,480,531
Revenue, 2019 B, 5%, 5/01/44 ........................................ 3,500,000 4,219,341
Revenue, 2019 B, 5%, 5/01/49 ........................................ 6,290,000 7,514,648
Missouri Development Finance Board ,
City of Independence, Revenue, 2012 A, 5%, 6/01/37 ....................... 5,000,000 5,050,070
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,257,565
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 550,042
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 561,619
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 2,640,000 2,525,893
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 7,945,000 8,520,991
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,604,957
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 920,000 972,998
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,380,000 3,425,273
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,125,000 1,952,995
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 4,995,000 4,608,565
Revenue, 2021 A, GNMA Insured, 2.4%, 11/01/51 ......................... 2,695,000 2,373,130
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 1,205,000 1,026,247
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... 7,530,000 6,338,683
Revenue, 2021 C, GNMA Insured, 2.55%, 11/01/46 ........................ 4,840,000 4,501,477
Revenue, 2021 C, GNMA Insured, 2.625%, 11/01/51 ....................... 2,500,000 2,288,182
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/31 ............................... 2,000,000 2,131,312
Revenue, 2014 A, Refunding, 5%, 1/01/32 ............................... 1,500,000 1,598,202
Revenue, 2014 A, Refunding, 5%, 1/01/32 ............................... 10,000,000 10,909,349
Revenue, 2014 A, Refunding, 5%, 1/01/33 ............................... 7,500,000 8,179,835
Revenue, 2014 A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,130,185
Revenue, 2015 A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,427,420
Revenue, 2015 A, Refunding, 5%, 12/01/31 .............................. 6,000,000 6,635,104
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 8,101,602
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 31,610,491
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,293,460
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,686,499
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,260,959
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 1,799,125
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,481,480
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 3,103,856
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,127,022

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Raytown C-2 School District ,
GO, 2019 A, 5%, 3/01/38 ............................................ $ 2,500,000 $ 3,013,977
GO, 2019 A, 5%, 3/01/39 ............................................ 2,250,000 2,706,760
Riverside-Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,097,351
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,858,359
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 5,515,680
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,788,570
Springfield School District No. R-12 ,
GO, 2013, Refunding, 5%, 3/01/33 ..................................... 1,000,000 1,040,255
GO, 2019, 5%, 3/01/37 ............................................. 14,250,000 17,134,212
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 16,976,212
St. Charles School District , GO , 2017 , 4% , 3/01/36 ..........................
2,000,000 2,171,417
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,232,385
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,315,564
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 7,652,453
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/37 ...................................... 3,525,000 3,252,752
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 3,350,597
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 3,528,953
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 7,000,000 6,236,634
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,975,337
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,607,935
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 5,291,110
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 550,000 528,903
Washington School District , GO , 2019 , 4% , 3/01/39 ..........................
1,500,000 1,661,847
894,186,645
South Carolina 0.3%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,777,926
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,775,942
3,553,868
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 2,319,208
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 463,418
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 668,379
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 3,210,320
6,661,325
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,777,439
Wisconsin 1.2%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,830,677

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
a
Public Finance Authority, (continued)
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... $ 6,600,000 $ 6,569,635
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,250,000 3,030,760
11,431,072
U.S. Territories 3.6%
Guam 1.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 6,767,079
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/25 .
5,420,000 5,531,365
12,298,444
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,853,219
d
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 4,690,000 4,877,600
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 522,440
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,000,000 1,047,998
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 6,200,000 6,478,243
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,765,000 1,867,274
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 5,205,000 5,414,711
22,061,485
Total U.S. Territories .................................................................... 34,359,929
Total Municipal Bonds (Cost $936,420,474) .....................................
962,241,750
a a a a
a
Total Investments (Cost $936,420,474) 99.2% ...................................
$962,241,750
Other Assets, less Liabilities 0.8% .............................................
7,560,051
Net Assets 100.0% ...........................................................
$969,801,801
See Abbreviations on page 149 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $24,312,509, representing 2.5% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.62 $11.84 $11.30 $11.26
Income from investment operations
c
:
Net investment income
d
...................................... 0.21 0.27 0.28 0.15
Net realized and unrealized gains (losses) ........................ (0.31) (0.23) 0.56 0.04
Total from investment operations ................................. (0.10) 0.04 0.84 0.19
Less distributions from:
Net investment income ....................................... (0.21) (0.26) (0.30) (0.15)
Net asset value, end of year .................................... $11.31 $11.62 $11.84 $11.30
Total return
e
................................................ (0.89)% 0.38% 7.50% 1.77%
Ratios to average net assets
f
Expenses
g
................................................. 0.82% 0.81% 0.82% 0.83%
Net investment income ........................................ 1.81% 2.27% 2.48% 2.86%
Supplemental data
Net assets, end of year (000’s) .................................. $167,474 $145,847 $101,981 $49,192
Portfolio turnover rate ......................................... 23.40% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.62 $11.84 $11.30 $11.28 $11.70
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.29 0.30 0.34 0.35
Net realized and unrealized gains (losses) ........... (0.31) (0.23) 0.56 0.03 (0.40)
Total from investment operations .................... (0.08) 0.06 0.86 0.37 (0.05)
Less distributions from:
Net investment income .......................... (0.23) (0.28) (0.32) (0.35) (0.37)
Net asset value, end of year ....................... $11.31 $11.62 $11.84 $11.30 $11.28
Total return
d
................................... (0.65)% 0.44% 7.66% 3.32% (0.45)%
Ratios to average net assets
Expenses ..................................... 0.67%
e
0.67%
e
0.67%
e
0.68%
e
0.66%
Net investment income ........................... 1.97% 2.44% 2.63% 3.01% 3.00%
Supplemental data
Net assets, end of year (000’s) ..................... $462,916 $521,406 $567,825 $577,052 $660,167
Portfolio turnover rate ............................ 23.40% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.81 $12.04 $11.49 $11.46 $11.88
Income from investment operations
b
:
Net investment income
c
......................... 0.17 0.22 0.24 0.28 0.29
Net realized and unrealized gains (losses) ........... (0.33) (0.23) 0.56 0.03 (0.41)
Total from investment operations .................... (0.16) (0.01) 0.80 0.31 (0.12)
Less distributions from:
Net investment income .......................... (0.16) (0.22) (0.25) (0.28) (0.30)
Net asset value, end of year ....................... $11.49 $11.81 $12.04 $11.49 $11.46
Total return
d
................................... (1.36)% (0.11)% 7.07% 2.78% (1.00)%
Ratios to average net assets
Expenses ..................................... 1.21%
e
1.21%
e
1.22%
e
1.23%
e
1.21%
Net investment income ........................... 1.40% 1.87% 2.08% 2.46% 2.45%
Supplemental data
Net assets, end of year (000’s) ..................... $42,794 $63,485 $90,244 $105,371 $159,556
Portfolio turnover rate ............................ 23.40% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
In
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.61 $11.84 $11.29 $11.27 $11.59
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.30 0.32 0.35 0.22
Net realized and unrealized gains (losses) ........... (0.31) (0.23) 0.56 0.03 (0.33)
Total from investment operations .................... (0.06) 0.07 0.88 0.38 (0.11)
Less distributions from:
Net investment income .......................... (0.25) (0.30) (0.33) (0.36) (0.21)
Net asset value, end of year ....................... $11.30 $11.61 $11.84 $11.29 $11.27
Total return .................................... (0.60)% 0.57% 7.90% 3.45% (0.97)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.53%
d
0.53%
d
0.54%
d
0.54%
d
0.53%
Net investment income ........................... 2.10% 2.56% 2.76% 3.15% 3.13%
Supplemental data
Net assets, end of year (000’s) ..................... $23,000 $17,426 $10,948 $7,776 $9,117
Portfolio turnover rate ............................ 23.40% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.62 $11.84 $11.30 $11.28 $11.70
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.30 0.31 0.35 0.36
Net realized and unrealized gains (losses) ........... (0.31) (0.23) 0.56 0.03 (0.40)
Total from investment operations .................... (0.07) 0.07 0.87 0.38 (0.04)
Less distributions from:
Net investment income .......................... (0.24) (0.29) (0.33) (0.36) (0.38)
Net asset value, end of year ....................... $11.31 $11.62 $11.84 $11.30 $11.28
Total return .................................... (0.64)% 0.63% 7.77% 3.42% (0.36)%
Ratios to average net assets
Expenses ..................................... 0.57%
d
0.57%
d
0.57%
d
0.58%
d
0.56%
Net investment income ........................... 2.06% 2.53% 2.73% 3.11% 3.10%
Supplemental data
Net assets, end of year (000’s) ..................... $132,919 $121,041 $105,851 $84,506 $80,819
Portfolio turnover rate ............................ 23.40% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,300,000 $ 2,307,760
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 4,680,000 4,591,314
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 1,342,751
5,934,065
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 556,549
State of Illinois ,
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,184,925
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,366,763
4,108,237
New Jersey 1.0%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 1,084,950
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 531,107
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 465,704
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 1,000,000 1,069,967
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 4,000,000 4,828,493
7,980,221
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,000,000 1,065,570
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 6,675,000 7,187,541
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 2,200,000 2,399,275
10,652,386
North Carolina 90.0%
Cape Fear Public Utility Authority ,
Revenue, 2014 A, Pre-Refunded, 5%, 6/01/40 ............................ 2,250,000 2,440,175
Revenue, 2019 A, Refunding, 4%, 8/01/44 ............................... 8,000,000 8,953,490
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 22,396,458
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 6,015,252
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 2,268,088
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 10,019,963
COP, 2021 A, Refunding, 5%, 6/01/24 .................................. 1,025,000 1,111,158
Airport, Revenue, 2019 A, 4%, 7/01/44 .................................. 3,550,000 3,920,675
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/36 ......................... 1,790,000 2,067,481
Airport Special Facilities, Revenue, 2019 A, 5%, 7/01/49 ..................... 4,460,000 5,267,229
Airport Special Facilities, Revenue, 2019 B, 4%, 7/01/44 .................... 5,515,000 5,990,439
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/38 ............ 2,500,000 2,879,117
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/39 ............ 3,000,000 3,434,359
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/40 ............ 4,500,000 5,142,273
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/41 ............ 2,200,000 2,509,984
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 8,718,530
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 11,125,145
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,665,689
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 448,102
Water & Sewer System, Revenue, 2020, Refunding, 4%, 7/01/46 .............. 6,000,000 6,817,303

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
$ 4,015,000 $ 4,451,797
City of Greensboro , GO , 2018 B , 5% , 10/01/29 .............................
5,000,000 6,076,928
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 5,801,336
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,485,527
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,111,123
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,208,494
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014 A, Pre-Refunded, 5%, 6/01/33 .......... 2,350,000 2,548,627
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,486,780
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,469,736
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 10,960,954
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,333,853
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 386,805
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 600,103
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 256,029
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 460,173
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 574,221
GO, 2019, 4%, 6/01/37 ............................................. 450,000 516,398
GO, 2019, 4%, 6/01/39 ............................................. 700,000 799,623
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 965,239
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 802,691
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,576,091
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 412,825
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 491,052
County of Mecklenburg ,
GO, 2015 A, 5%, 4/01/28 ............................................ 5,000,000 5,544,435
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 5,592,380
GO, 2019, 5%, 3/01/30 ............................................. 5,745,000 7,050,101
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 891,395
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 717,156
Revenue, 2021, Refunding, 5%, 8/01/29 ................................. 3,620,000 4,458,762
Revenue, 2021, Refunding, 5%, 8/01/31 ................................. 1,145,000 1,464,703
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,905,869
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 16,022,624
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,125,617
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,592,459
Enterprise System, Revenue, 2019, 4%, 6/01/44 .......................... 2,325,000 2,596,341
Enterprise System, Revenue, 2021, 4%, 6/01/32 .......................... 1,050,000 1,231,392
County of Wake ,
GO, 2018 A, 5%, 3/01/30 ............................................ 8,000,000 9,569,591
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 9,608,169
GO, 2021, Refunding, 4%, 4/01/36 ..................................... 1,650,000 1,944,872
Revenue, 2019, 4%, 9/01/38 ......................................... 5,250,000 5,956,703
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 5,830,471
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 6,289,177

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
$ 4,750,000 $ 5,783,670
Nash Health Care Systems , Revenue , 2012 , Refunding , 5% , 11/01/41 ............
5,000,000 5,036,429
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 458,423
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 579,697
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 646,691
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 595,060
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 1,855,000 2,231,684
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 2,670,000 3,198,417
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 813,368
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 394,935
Davidson College Trustees, Revenue, 2012, 5%, 3/01/40 .................... 4,000,000 4,013,076
Davidson College Trustees, Revenue, 2014, Refunding, 5%, 3/01/45 ........... 3,500,000 3,511,441
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 15,337,124
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 11,390,093
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,515,737
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 12,529,102
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,127,570
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 2,210,000 2,487,258
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 1,370,000 1,540,272
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,408,754
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,933,022
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,665,600
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 22,026,292
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 15,757,014
North Carolina Central University , Revenue , 2019 , 4% , 4/01/49 .................
1,000,000 1,081,102
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 5,220,000 5,422,269
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 8,010,000 8,309,504
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 880,000 877,374
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,585,000 3,596,565
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 3,135,000 3,149,112
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 5,625,000 5,680,125
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,580,000 2,624,518
Revenue, 44, 3%, 7/01/46 ........................................... 2,975,000 2,984,458
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,905,000 1,783,275
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,200,000 2,097,603
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 1,025,000 983,731
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,939,823
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,110,240
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,551,228
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/41 .......... 1,090,000 1,183,255
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 1,965,000 2,096,189
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 1,015,209
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 201,158
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 206,150
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 1,007,047
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 950,000 1,035,116
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,814,318
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 3,118,566
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,500,750
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 5,115,000 5,718,030
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 7,640,000 8,489,972
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,391,450
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 1,096,829
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 3,705,508

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 $ 5,000,000 $ 5,475,683
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 1,084,394
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 1,800,000 2,069,773
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,456,444
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,601,907
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,384,776
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/37 ........................................ 200,000 217,805
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/42 ........................................ 2,250,000 2,450,308
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/47 ........................................ 2,540,000 2,766,125
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,507,551
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/32 ......... 1,000,000 1,185,233
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,184,316
WakeMed Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 10/01/38 ...... 5,000,000 5,120,110
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,740,071
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 136,570
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 334,470
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 510,510
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 575,125
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 407,291
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 2,150,000 2,088,150
North Carolina State University at Raleigh , Revenue , 2013 A , Pre-Refunded ,
5% , 10/01/42 ..................................................... 8,980,000 9,536,931
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,757,301
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 11,043,709
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 10,936,319
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,652,889
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 2,220,943
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 2,242,715
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,580,644
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,888,652
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,596,249
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,509,855
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,151,127
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,374,525
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 18,470,006
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 387,903
Revenue, 2015 A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,109,276
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 609,561
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,690,380
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,474,624
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 3,090,079
GO, 2020 A, 5%, 6/01/30 ............................................ 2,500,000 3,153,388
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 3,142,804
Revenue, 2020 B, 4%, 5/01/35 ........................................ 2,750,000 3,171,113
Town of Cary ,
Combined Utility Systems, Revenue, 2017, Pre-Refunded, 5%, 12/01/41 ........ 1,710,000 1,994,140
Combined Utility Systems, Revenue, 2017 B, Refunding, 4%, 12/01/42 ......... 8,000,000 8,938,262

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... $ 1,000,000 $ 1,165,341
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/33 .............................. 2,755,000 3,565,659
Revenue, 2021 B, Refunding, 5%, 12/01/34 .............................. 1,225,000 1,582,257
Revenue, 2021 B, Refunding, 5%, 12/01/36 .............................. 1,500,000 1,931,429
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 4,817,697
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 6,860,000 9,487,576
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,393,475
Revenue, 2015, Pre-Refunded, 5%, 4/01/45 .............................. 9,450,000 10,497,141
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 11,727,562
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,496,275
Revenue, 2020 A, Refunding, 5%, 10/01/38 .............................. 1,145,000 1,395,054
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 327,298
University of North Carolina at Greensboro ,
Revenue, 2014, Refunding, 5%, 4/01/39 ................................. 3,500,000 3,770,542
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,342,345
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,110,174
Revenue, 2018, 5%, 4/01/30 ......................................... 1,085,000 1,285,841
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 2,919,309
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,322,696
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,576
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 1,043,631
Revenue, 2020 B, 4%, 4/01/45 ........................................ 5,000,000 5,571,273
Revenue, 2020 B, 4%, 4/01/50 ........................................ 6,835,000 7,564,080
746,607,973
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,497,201
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,495,530
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,327,674
5,320,405
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,948,135
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 221,606
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 221,364
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,809,029
5,200,134
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,496,790
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,541,623
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 5,600,000 5,574,236
7,115,859

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.0%
Puerto Rico 2.0%
Commonwealth of Puerto Rico , GO , NATL Insured , 5.5% , 7/01/29 ...............
$ 600,000 $ 630,259
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,588,474
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 4,120,000 4,269,350
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 990,000 1,049,096
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 313,464
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,350,000 5,660,007
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,000,000 2,080,581
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 534,530
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 240,930
16,366,691
Total U.S. Territories .................................................................... 16,366,691
Total Municipal Bonds (Cost $796,559,799) .....................................
813,090,521
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
North Carolina 1.1%
c
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.06%, 1/15/37 .......................... 2,300,000 2,300,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.06%, 1/15/48 ................................. 3,000,000 3,000,000
c
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.09% ,
10/01/35 ........................................................ 4,000,000 4,000,000
9,300,000
Total Municipal Bonds (Cost $9,300,000) .......................................
9,300,000
Total Short Term Investments (Cost $9,300,000 ) .................................
9,300,000
a
Total Investments (Cost $805,859,799) 99.2% ...................................
$822,390,521
Other Assets, less Liabilities 0.8% .............................................
6,712,895
Net Assets 100.0% ...........................................................
$829,103,416
See Abbreviations on page 149 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $18,537,439, representing 2.2% of net assets.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.13 $11.42 $10.92 $10.87
Income from investment operations
c
:
Net investment income
d
...................................... 0.19 0.22 0.28 0.15
Net realized and unrealized gains (losses) ........................ (0.34) (0.29) 0.52 0.05
Total from investment operations ................................. (0.15) (0.07) 0.80 0.20
Less distributions from:
Net investment income ....................................... (0.19) (0.22) (0.30) (0.15)
Net asset value, end of year .................................... $10.79 $11.13 $11.42 $10.92
Total return
e
................................................ (1.38)% (0.58)% 7.40% 1.90%
Ratios to average net assets
f
Expenses
g
................................................. 0.84% 0.84% 0.84% 0.84%
Net investment income ........................................ 1.71% 1.97% 2.54% 3.01%
Supplemental data
Net assets, end of year (000’s) .................................. $108,135 $107,395 $77,058 $39,565
Portfolio turnover rate ......................................... 34.49% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.12 $11.42 $10.91 $10.91 $11.31
Income from investment operations
b
:
Net investment income
c
......................... 0.21 0.24 0.30 0.34 0.35
Net realized and unrealized gains (losses) ........... (0.33) (0.30) 0.52 —
d
(0.39)
Total from investment operations .................... (0.12) (0.06) 0.82 0.34 (0.04)
Less distributions from:
Net investment income .......................... (0.21) (0.24) (0.31) (0.34) (0.36)
Net asset value, end of year ....................... $10.79 $11.12 $11.42 $10.91 $10.91
Total return
e
................................... (1.15)% (0.52)% 7.66% 3.22% (0.34)%
Ratios to average net assets
Expenses ..................................... 0.69%
f
0.69%
f
0.69%
f
0.69%
f
0.68%
g
Net investment income ........................... 1.86% 2.15% 2.69% 3.16% 3.15%
Supplemental data
Net assets, end of year (000’s) ..................... $316,275 $353,874 $398,547 $402,739 $454,423
Portfolio turnover rate ............................ 34.49% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01% .

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.32 $11.62 $11.10 $11.09 $11.49
Income from investment operations
b
:
Net investment income
c
......................... 0.15 0.18 0.24 0.29 0.30
Net realized and unrealized gains (losses) ........... (0.34) (0.30) 0.54 —
d
(0.40)
Total from investment operations .................... (0.19) (0.12) 0.78 0.29 (0.10)
Less distributions from:
Net investment income .......................... (0.15) (0.18) (0.26) (0.28) (0.30)
Net asset value, end of year ....................... $10.98 $11.32 $11.62 $11.10 $11.09
Total return
e
................................... (1.76)% (1.05)% 7.07% 2.68% (0.89)%
Ratios to average net assets
Expenses ..................................... 1.23%
f
1.24%
f
1.24%
f
1.24%
f
1.23%
g
Net investment income ........................... 1.27% 1.58% 2.14% 2.61% 2.60%
Supplemental data
Net assets, end of year (000’s) ..................... $20,687 $38,151 $52,357 $62,041 $90,666
Portfolio turnover rate ............................ 34.49% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.13 $11.43 $10.92 $10.91 $11.25
Income from investment operations
c
:
Net investment income
d
......................... 0.22 0.25 0.32 0.36 0.22
Net realized and unrealized gains (losses) ........... (0.32) (0.29) 0.52 0.01 (0.35)
Total from investment operations .................... (0.10) (0.04) 0.84 0.37 (0.13)
Less distributions from:
Net investment income .......................... (0.23) (0.26) (0.33) (0.36) (0.21)
Net asset value, end of year ....................... $10.80 $11.13 $11.43 $10.92 $10.91
Total return
e
................................... (1.00)% (0.38)% 7.80% 3.44% (1.14)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.56% 0.57% 0.56% 0.57% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.55%
g
0.55%
g
0.55%
g
0.55%
g
0.54%
Net investment income ........................... 2.00% 2.27% 2.83% 3.30% 3.29%
Supplemental data
Net assets, end of year (000’s) ..................... $7,778 $6,812 $5,829 $4,947 $5,028
Portfolio turnover rate ............................ 34.49% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.13 $11.43 $10.92 $10.92 $11.31
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.25 0.31 0.35 0.36
Net realized and unrealized gains (losses) ........... (0.33) (0.30) 0.53 0.01 (0.38)
Total from investment operations .................... (0.11) (0.05) 0.84 0.36 (0.02)
Less distributions from:
Net investment income .......................... (0.22) (0.25) (0.33) (0.36) (0.37)
Net asset value, end of year ....................... $10.80 $11.13 $11.43 $10.92 $10.92
Total return .................................... (1.05)% (0.42)% 7.76% 3.32% (0.15)%
Ratios to average net assets
Expenses ..................................... 0.59%
d
0.59%
d
0.59%
d
0.59%
d
0.58%
e
Net investment income ........................... 1.96% 2.23% 2.79% 3.26% 3.25%
Supplemental data
Net assets, end of year (000’s) ..................... $138,033 $128,837 $109,844 $84,880 $85,293
Portfolio turnover rate ............................ 34.49% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.7%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 1,003,374
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 3,456,000 3,390,509
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 984,684
4,375,193
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,669,645
State of Illinois , GO , 2020 B , 5% , 10/01/29 ................................
1,000,000 1,184,925
2,854,570
New Jersey 0.9%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 531,107
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 3,250,000 3,923,151
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,100,643
5,554,901
New York 0.3%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 550,000 593,726
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 800,000 872,463
1,466,189
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 1,122,901
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 1,121,647
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,862,139
4,106,687
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,484,293
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 260,536
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 293,423
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 2,106,772
4,145,024
Virginia 82.4%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,248,004
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,306,400
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,235,608
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,404,465
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,982,141
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ 2,800,000 3,029,915

Franklin Tax-Free Trust
Statement of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
b
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ $ 5,215,000 $ 5,409,553
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/45 .. 975,000 1,057,272
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ 2,450,000 2,735,179
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 2,247,708
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 10,995,234
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 1,109,129
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 4,407,502
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,864,416
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 6,173,635
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 8,054,243
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,999,725
City of Richmond ,
Public Utility, Revenue, 2013 A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 10,361,338
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 11,334,567
Commonwealth of Virginia ,
GO, 2020 A, 4%, 6/01/30 ............................................ 2,710,000 3,195,962
GO, 2020 A, 4%, 6/01/31 ............................................ 1,940,000 2,281,647
County of Arlington , GO , 2019 , 4% , 6/15/34 ................................
2,000,000 2,317,297
County of Fairfax ,
GO, 2020 A, Refunding, 5%, 10/01/37 .................................. 1,980,000 2,468,397
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,242,993
County of Loudoun , GO , 2021 B , Refunding , 4% , 12/01/31 ....................
1,755,000 2,127,059
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,833,442
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/36 4,865,000 5,298,076
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 4%, 10/01/42 1,500,000 1,580,126
Fairfax County Industrial Development Authority , Inova Health System Obligated
Group , Revenue , 2014 A , 5% , 5/15/44 .................................. 2,500,000 2,702,300
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 4,063,445
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,756,845
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,957,770
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 5,580,558
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 7,151,134
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,899,686
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 13,656,359
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 20,000,000 23,585,266
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 4,840,780
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 3,000,000 3,612,909
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 4,450,000 5,443,073
Henrico County Economic Development Authority ,
Revenue, 2020, Refunding, 4%, 10/01/40 ................................ 500,000 548,593

Franklin Tax-Free Trust
Statement of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority, (continued)
Revenue, 2020, Refunding, 4%, 10/01/45 ................................ $ 725,000 $ 790,735
Revenue, 2020, Refunding, 4%, 10/01/50 ................................ 1,500,000 1,629,966
Bon Secours Health System, Inc. Obligated Group, Revenue, 2013 C, Pre-Refunded,
5%, 11/01/30 ................................................... 5,000,000 5,139,400
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017 A, 5%, 1/01/42 2,000,000 2,127,237
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ 690,000 722,560
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 1,163,833
b
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ 2,315,000 2,374,298
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,308,866
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,747,182
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,262,315
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 5,068,125
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,586,971
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,867,084
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 5,000,000 5,457,690
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,365,019
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 566,511
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/38 ................ 1,750,000 1,979,496
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,194,743
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 952,701
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,450,202
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,241,721
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,365,969
Prince William County Industrial Development Authority , Novant Health Obligated
Group , Revenue , 2013 B , Pre-Refunded , 5% , 11/01/46 ..................... 10,000,000 10,278,800
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,809,680
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 1,070,351
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 962,529
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,746,771
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,905,318
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,402,302
Virginia College Building Authority ,
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 86,523
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,535,462
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,622,591
Revenue, 2020 A, 4%, 2/01/38 ........................................ 5,000,000 5,719,230
Revenue, 2021, Refunding, 4%, 6/01/36 ................................. 2,750,000 2,973,938
Revenue, 2021, Refunding, 3%, 6/01/41 ................................. 4,800,000 4,522,368
Revenue, 2021, Refunding, 4%, 6/01/46 ................................. 3,725,000 3,946,118
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 809,330
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 401,954
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 503,401
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 1,072,241

Franklin Tax-Free Trust
Statement of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia College Building Authority, (continued)
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... $ 1,750,000 $ 1,680,612
Washington & Lee University (The), Revenue, 2015 A, Pre-Refunded, 5%, 1/01/40 . 5,000,000 5,513,111
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,606,650
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,611,641
Revenue, 2019, 4%, 5/15/40 ......................................... 13,060,000 14,717,870
Revenue, 2020, 4%, 9/15/35 ......................................... 4,000,000 4,660,579
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 4,036,309
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,422,018
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 10,885,441
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,340,585
Revenue, 2019 A, 5%, 8/01/31 ........................................ 2,625,000 3,220,393
Revenue, 2020 B, Refunding, 4%, 8/01/32 ............................... 1,265,000 1,466,226
Revenue, 2020 B, Refunding, 4%, 8/01/34 ............................... 3,925,000 4,517,155
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,576,700
Virginia Resources Authority ,
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,609,596
Revenue, 5%, 11/01/38 ............................................. 1,970,000 2,212,852
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 5,857,042
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 9,090,420
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 7,584,534
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,523,417
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/52 6,000,000 7,193,603
b
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 8,088,998
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 7,584,148
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 2,373,814
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,660,905
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 7,871,728
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/39 .................................................... 2,520,000 2,784,552
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/45 .................................................... 2,250,000 2,454,683
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 4,000,000 4,495,066
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 9,780,721
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,568,271
486,820,922
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,122,593
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,200,000 1,156,217
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 4,200,000 4,180,677
5,336,894
U.S. Territories 8.2%
District of Columbia 6.5%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 5,000,000 5,812,431

Franklin Tax-Free Trust
Statement of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, (continued)
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... $ 10,000,000 $ 11,071,560
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 5,778,408
Revenue, 2020 A, 5%, 7/15/36 ........................................ 5,000,000 6,203,950
Revenue, 2020 A, 5%, 7/15/45 ........................................ 7,000,000 8,542,235
Revenue, 2021 A, 5%, 7/15/37 ........................................ 1,000,000 1,260,254
38,668,838
Puerto Rico 1.7%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,800,270
c
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,040,000 1,081,600
c
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 1,900,000 1,968,875
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 1,100,000 1,165,663
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,800,000 1,919,513
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,600,000 1,664,464
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 504,839
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 220,489
10,325,713
Total U.S. Territories .................................................................... 48,994,551
Total Municipal Bonds (Cost $556,841,722) .....................................
565,780,898
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Virginia 1.2%
d
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.1% ,
10/01/48 ........................................................ 4,500,000 4,500,000
d
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.1% , 11/01/36 ...................... 2,500,000 2,500,000
7,000,000
Total Municipal Bonds (Cost $7,000,000) .......................................
7,000,000
Total Short Term Investments (Cost $7,000,000 ) .................................
7,000,000
a
Total Investments (Cost $563,841,722) 96.9% ...................................
$572,780,898
Other Assets, less Liabilities 3.1% .............................................
18,127,472
Net Assets 100.0% ...........................................................
$590,908,370

Franklin Tax-Free Trust
Statement of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
See Abbreviations on page 149 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $14,020,276, representing 2.4% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $230,508,080 $444,920,037 $351,629,946
Value - Unaffiliated issuers ................................ $237,951,465 $454,200,910 $361,389,520
Cash .................................................. 6,805,663 6,012,967 9,566,888
Receivables:
Capital shares sold ...................................... 187,778 200,150 547,415
Interest ............................................... 2,465,990 4,036,164 4,254,470
Total assets ........................................ 247,410,896 464,450,191 375,758,293
Liabilities:
Payables:
Investment securities purchased ............................ 1,166,625 3,409,938 —
Capital shares redeemed ................................. 251,240 630,444 860,656
Management fees ....................................... 112,699 193,183 161,259
Distribution fees ........................................ 28,407 51,875 41,705
Transfer agent fees ...................................... 24,154 49,814 41,756
Trustees' fees and expenses ............................... 1,074 281 1,082
Distributions to shareholders ............................... 38,009 97,781 26,623
Accrued expenses and other liabilities ......................... 64,375 105,293 67,889
Total liabilities ....................................... 1,686,583 4,538,609 1,200,970
Net assets, at value ............................... $245,724,313 $459,911,582 $374,557,323
Net assets consist of:
Paid-in capital ........................................... $252,961,169 $475,423,779 $389,125,142
Total distributable earnings (losses) ........................... (7,236,856) (15,512,197) (14,567,819)
Net assets, at value ............................... $245,724,313 $459,911,582 $374,557,323

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $46,633,246 $92,128,564 $69,773,068
Shares outstanding ...................................... 4,252,581 7,963,778 6,324,178
Net asset value per share
a
................................ $10.97 $11.57 $11.03
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.40 $12.02 $11.46
Class A1:
Net assets, at value ..................................... $163,571,224 $249,762,799 $234,499,223
Shares outstanding ...................................... 14,933,960 21,589,171 21,266,400
Net asset value per share
a
................................ $10.95 $11.57 $11.03
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.38 $12.02 $11.46
Class C:
Net assets, at value ..................................... $13,415,700 $28,904,457 $19,990,506
Shares outstanding ...................................... 1,208,517 2,460,337 1,783,210
Net asset value and maximum offering price per share
a
........... $11.10 $11.75 $11.21
Class R6:
Net assets, at value ..................................... $2,308,364 $17,046,851 $8,030,801
Shares outstanding ...................................... 210,727 1,473,446 728,165
Net asset value and maximum offering price per share ........... $10.95 $11.57 $11.03
Advisor Class:
Net assets, at value ..................................... $19,795,779 $72,068,911 $42,263,725
Shares outstanding ...................................... 1,807,113 6,226,891 3,830,946
Net asset value and maximum offering price per share ........... $10.95 $11.57 $11.03
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $385,530,274 $936,420,474 $805,859,799
Value - Unaffiliated issuers ................................ $392,506,054 $962,241,750 $822,390,521
Cash .................................................. 3,033,895 549,089 5,458
Receivables:
Capital shares sold ...................................... 186,855 234,381 192,133
Interest ............................................... 3,627,377 12,573,384 9,100,942
Total assets ........................................ 399,354,181 975,598,604 831,689,054
Liabilities:
Payables:
Investment securities purchased ............................ — 3,747,340 —
Capital shares redeemed ................................. 443,894 1,179,319 1,881,131
Management fees ....................................... 170,136 384,118 331,932
Distribution fees ........................................ 46,150 112,542 89,795
Transfer agent fees ...................................... 44,330 88,676 83,016
Trustees' fees and expenses ............................... 1,086 872 992
Distributions to shareholders ............................... 81,190 127,715 100,304
Accrued expenses and other liabilities ......................... 72,503 156,221 98,468
Total liabilities ....................................... 859,289 5,796,803 2,585,638
Net assets, at value ............................... $398,494,892 $969,801,801 $829,103,416
Net assets consist of:
Paid-in capital ........................................... $432,806,366 $1,025,987,039 $907,419,828
Total distributable earnings (losses) ........................... (34,311,474) (56,185,238) (78,316,412)
Net assets, at value ............................... $398,494,892 $969,801,801 $829,103,416

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $90,950,193 $208,059,422 $167,474,375
Shares outstanding ...................................... 8,490,796 18,115,762 14,806,775
Net asset value per share
a
................................ $10.71 $11.48 $11.31
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.13 $11.93 $11.75
Class A1:
Net assets, at value ..................................... $214,263,657 $588,698,081 $462,916,438
Shares outstanding ...................................... 19,998,063 51,291,499 40,940,727
Net asset value per share
a
................................ $10.71 $11.48 $11.31
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.13 $11.93 $11.75
Class C:
Net assets, at value ..................................... $24,226,591 $52,653,595 $42,793,657
Shares outstanding ...................................... 2,215,137 4,539,987 3,722,841
Net asset value and maximum offering price per share
a
........... $10.94 $11.60 $11.49
Class R6:
Net assets, at value ..................................... $13,770,704 $33,747,254 $22,999,520
Shares outstanding ...................................... 1,283,159 2,937,333 2,034,947
Net asset value and maximum offering price per share ........... $10.73 $11.49 $11.30
Advisor Class:
Net assets, at value ..................................... $55,283,747 $86,643,449 $132,919,426
Shares outstanding ...................................... 5,153,784 7,543,899 11,754,203
Net asset value and maximum offering price per share ........... $10.73 $11.49 $11.31
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $563,841,722
Value - Unaffiliated issuers .................................................................. $572,780,898
Cash .................................................................................... 40,848,381
Receivables:
Capital shares sold ........................................................................ 136,127
Interest ................................................................................. 4,729,948
Total assets .......................................................................... 618,495,354
Liabilities:
Payables:
Investment securities purchased .............................................................. 25,320,893
Capital shares redeemed ................................................................... 1,704,148
Management fees ......................................................................... 242,586
Distribution fees .......................................................................... 56,950
Transfer agent fees ........................................................................ 66,729
Trustees' fees and expenses ................................................................. 1,006
Distributions to shareholders ................................................................. 93,065
Accrued expenses and other liabilities ........................................................... 101,607
Total liabilities ......................................................................... 27,586,984
Net assets, at value ................................................................. $590,908,370
Net assets consist of:
Paid-in capital ............................................................................. $638,720,729
Total distributable earnings (losses) ............................................................. (47,812,359)
Net assets, at value ................................................................. $590,908,370

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $108,134,917
Shares outstanding ........................................................................ 10,019,567
Net asset value per share
a
.................................................................. $10.79
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.21
Class A1:
Net assets, at value ....................................................................... $316,274,516
Shares outstanding ........................................................................ 29,311,293
Net asset value per share
a
.................................................................. $10.79
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.21
Class C:
Net assets, at value ....................................................................... $20,687,268
Shares outstanding ........................................................................ 1,884,060
Net asset value and maximum offering price per share
a
............................................. $10.98
Class R6:
Net assets, at value ....................................................................... $7,778,498
Shares outstanding ........................................................................ 720,411
Net asset value and maximum offering price per share ............................................. $10.80
Advisor Class:
Net assets, at value ....................................................................... $138,033,171
Shares outstanding ........................................................................ 12,780,623
Net asset value and maximum offering price per share ............................................. $10.80
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $7,128,672 $14,801,762 $11,449,436
Expenses:
Management fees (Note 3 a ) ................................. 1,383,169 2,415,658 1,998,691
Distribution fees: (Note 3c )
    Class A .............................................. 98,878 220,868 164,209
    Class A1 ............................................. 173,693 267,308 250,544
    Class C .............................................. 119,920 243,910 163,457
Transfer agent fees: (Note 3e )
    Class A .............................................. 24,763 62,847 47,401
    Class A1 ............................................. 109,332 189,900 180,224
    Class C .............................................. 11,678 26,626 18,025
    Class R6 ............................................. 1,185 5,636 3,231
    Advisor Class .......................................... 11,575 52,212 29,624
Custodian fees (Note 4 ) .................................... 1,379 2,597 2,134
Reports to shareholders fees ................................ 21,817 45,269 26,264
Registration and filing fees .................................. 17,807 22,299 14,972
Professional fees ......................................... 58,413 67,696 53,270
Trustees' fees and expenses ................................ 3,193 4,353 4,361
Other .................................................. 17,782 35,023 30,840
Total expenses ....................................... 2,054,584 3,662,202 2,987,247
Expense reductions (Note 4 ) ............................. (1,903) (3,756) (2,147)
Expenses waived/paid by affiliates (Note 3 f ) .................. (544) (741) (1,046)
Net expenses ....................................... 2,052,137 3,657,705 2,984,054
Net investment income .............................. 5,076,535 11,144,057 8,465,382
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,245,803 531,297 3,844,628
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (6,199,610) (14,369,583) (12,436,991)
Net realized and unrealized gain (loss) .......................... (4,953,807) (13,838,286) (8,592,363)
Net increase (decrease) in net assets resulting from operations ........ $122,728 $(2,694,229) $(126,981)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $12,434,175 $32,008,397 $22,956,784
Expenses:
Management fees (Note 3 a ) ................................. 2,131,419 4,822,372 4,159,412
Distribution fees: (Note 3c )
    Class A .............................................. 220,514 498,685 403,706
    Class A1 ............................................. 232,771 635,684 503,889
    Class C .............................................. 195,186 423,520 345,281
Transfer agent fees: (Note 3e )
    Class A .............................................. 67,893 121,776 110,137
    Class A1 ............................................. 179,183 389,425 342,426
    Class C .............................................. 23,124 40,085 35,951
    Class R6 ............................................. 3,634 11,684 7,817
    Advisor Class .......................................... 44,547 52,586 90,777
Custodian fees (Note 4 ) .................................... 2,323 5,536 4,884
Reports to shareholders fees ................................ 26,636 80,301 52,115
Registration and filing fees .................................. 23,068 20,615 21,035
Professional fees ......................................... 51,671 51,481 52,872
Trustees' fees and expenses ................................ 4,639 9,476 8,355
Other .................................................. 28,780 59,069 65,418
Total expenses ....................................... 3,235,388 7,222,295 6,204,075
Expense reductions (Note 4 ) ............................. (2,619) (5,371) (4,236)
Expenses waived/paid by affiliates (Note 3 f ) .................. (315) (1,650) (1,694)
Net expenses ....................................... 3,232,454 7,215,274 6,198,145
Net investment income .............................. 9,201,721 24,793,123 16,758,639
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 317,111 1,856,632 2,020,954
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (9,770,304) (33,227,550) (24,854,143)
Net realized and unrealized gain (loss) .......................... (9,453,193) (31,370,918) (22,833,189)
Net increase (decrease) in net assets resulting from operations ........ $(251,472) $(6,577,795) $(6,074,550)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $16,238,400
Expenses:
Management fees (Note 3 a ) ................................................................... 3,103,411
Distribution fees: (Note 3c )
    Class A ................................................................................ 288,519
    Class A1 ............................................................................... 344,104
    Class C ................................................................................ 200,616
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 87,169
    Class A1 ............................................................................... 259,050
    Class C ................................................................................ 23,105
    Class R6 ............................................................................... 3,068
    Advisor Class ............................................................................ 105,138
Custodian fees (Note 4 ) ...................................................................... 3,533
Reports to shareholders fees .................................................................. 45,957
Registration and filing fees .................................................................... 23,206
Professional fees ........................................................................... 54,207
Trustees' fees and expenses .................................................................. 6,405
Other .................................................................................... 45,467
Total expenses ......................................................................... 4,592,955
Expense reductions (Note 4 ) ............................................................... (2,752)
Expenses waived/paid by affiliates (Note 3 f ) .................................................... (789)
Net expenses ......................................................................... 4,589,414
Net investment income ................................................................ 11,648,986
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,823,447
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (21,506,954)
Net realized and unrealized gain (loss) ............................................................ (18,683,507)
Net increase (decrease) in net assets resulting from operations .......................................... $(7,034,521)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
28
Franklin Alabama Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,076,535 $6,329,447 $11,144,057 $12,155,622
Net realized gain (loss) ............ 1,245,803 1,468,481 531,297 (2,897,903)
Net change in unrealized appreciation
(depreciation) ................. (6,199,610) (6,480,814) (14,369,583) (8,840,835)
Net increase (decrease) in net
assets resulting from operations . 122,728 1,317,114 (2,694,229) 416,884
Distributions to shareholders:
Class A ........................ (754,875) (551,546) (1,924,865) (1,644,050)
Class A1 ....................... (3,598,684) (4,675,881) (6,250,182) (7,449,070)
Class C ........................ (277,485) (545,891) (660,141) (1,077,327)
Class R6 ....................... (46,916) (48,503) (403,672) (164,822)
Advisor Class ................... (399,137) (358,105) (1,785,540) (1,716,421)
Total distributions to shareholders ..... (5,077,097) (6,179,926) (11,024,400) (12,051,690)
Capital share transactions: (Note 2 )
Class A ........................ 17,533,172 14,447,044 17,846,174 23,662,932
Class A1 ....................... (8,167,800) (8,122,292) (17,223,067) (27,686,140)
Class C ........................ (9,923,910) (7,255,477) (15,938,031) (15,504,407)
Class R6 ....................... 612,250 125,789 3,801,180 9,088,022
Advisor Class ................... 5,242,272 3,593,758 6,322,271 15,319,625
Total capital share transactions ....... 5,295,984 2,788,822 (5,191,473) 4,880,032
Net increase (decrease) in net
assets ..................... 341,615 (2,073,990) (18,910,102) (6,754,774)
Net assets:
Beginning of year .................. 245,382,698 247,456,688 478,821,684 485,576,458
End of year ...................... $245,724,313 $245,382,698 $459,911,582 $478,821,684

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,465,382 $9,937,220 $9,201,721 $11,103,353
Net realized gain (loss) ............ 3,844,628 (967,125) 317,111 193,375
Net change in unrealized appreciation
(depreciation) ................. (12,436,991) (9,458,864) (9,770,304) (14,901,535)
Net increase (decrease) in net
assets resulting from operations . (126,981) (488,769) (251,472) (3,604,807)
Distributions to shareholders:
Class A ........................ (1,355,423) (1,253,244) (1,847,123) (1,756,429)
Class A1 ....................... (5,559,774) (6,907,707) (5,228,037) (6,872,496)
Class C ........................ (410,766) (670,118) (494,740) (840,223)
Class R6 ....................... (171,786) (156,165) (264,173) (135,378)
Advisor Class ................... (951,070) (820,671) (1,356,086) (1,524,495)
Total distributions to shareholders ..... (8,448,819) (9,807,905) (9,190,159) (11,129,021)
Capital share transactions: (Note 2 )
Class A ........................ 14,760,234 10,165,912 14,990,913 20,428,324
Class A1 ....................... (10,867,047) (32,103,766) (21,476,737) (20,678,888)
Class C ........................ (9,129,099) (7,706,875) (10,253,672) (9,119,751)
Class R6 ....................... 2,158,691 831,772 6,130,219 4,579,640
Advisor Class ................... 5,976,569 10,174,029 (1,248,456) 5,683,284
Total capital share transactions ....... 2,899,348 (18,638,928) (11,857,733) 892,609
Net increase (decrease) in net
assets ..................... (5,676,452) (28,935,602) (21,299,364) (13,841,219)
Net assets:
Beginning of year .................. 380,233,775 409,169,377 419,794,256 433,635,475
End of year ...................... $374,557,323 $380,233,775 $398,494,892 $419,794,256

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $24,793,123 $25,318,598 $16,758,639 $20,502,814
Net realized gain (loss) ............ 1,856,632 (10,285,527) 2,020,954 (3,887,901)
Net change in unrealized appreciation
(depreciation) ................. (33,227,550) (11,420,492) (24,854,143) (13,917,043)
Net increase (decrease) in net
assets resulting from operations . (6,577,795) 3,612,579 (6,074,550) 2,697,870
Distributions to shareholders:
Class A ........................ (4,640,922) (3,499,233) (2,910,737) (2,762,511)
Class A1 ....................... (15,763,982) (17,229,680) (9,886,701) (12,994,694)
Class C ........................ (1,239,261) (1,763,266) (736,807) (1,367,207)
Class R6 ....................... (872,106) (746,105) (427,516) (331,041)
Advisor Class ................... (2,220,951) (2,114,731) (2,743,534) (2,811,929)
Total distributions to shareholders ..... (24,737,222) (25,353,015) (16,705,295) (20,267,382)
Capital share transactions: (Note 2 )
Class A ........................ 45,567,195 49,587,973 26,654,713 46,331,929
Class A1 ....................... (40,150,732) (46,278,334) (46,116,361) (35,458,617)
Class C ........................ (20,644,808) (27,913,788) (19,791,334) (25,193,856)
Class R6 ....................... 4,579,390 7,048,353 6,260,900 6,762,164
Advisor Class ................... 4,007,477 4,419,625 15,670,711 17,483,390
Total capital share transactions ....... (6,641,478) (13,136,171) (17,321,371) 9,925,010
Net increase (decrease) in net
assets ..................... (37,956,495) (34,876,607) (40,101,216) (7,644,502)
Net assets:
Beginning of year .................. 1,007,758,296 1,042,634,903 869,204,632 876,849,134
End of year ...................... $969,801,801 $1,007,758,296 $829,103,416 $869,204,632

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
Franklin Virginia Tax-Free Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,648,986 $13,142,829
Net realized gain (loss) ................................................. 2,823,447 (5,904,493)
Net change in unrealized appreciation (depreciation) ........................... (21,506,954) (11,481,503)
Net increase (decrease) in net assets resulting from operations ................ (7,034,521) (4,243,167)
Distributions to shareholders:
Class A ............................................................. (1,968,849) (1,796,286)
Class A1 ............................................................ (6,386,350) (7,980,406)
Class C ............................................................. (390,813) (692,566)
Class R6 ............................................................ (152,144) (137,849)
Advisor Class ........................................................ (2,725,070) (2,554,529)
Total distributions to shareholders .......................................... (11,623,226) (13,161,636)
Capital share transactions: (Note 2 )
Class A ............................................................. 4,545,859 32,781,750
Class A1 ............................................................ (27,940,434) (34,412,273)
Class C ............................................................. (17,017,853) (12,938,525)
Class R6 ............................................................ 1,224,299 1,146,641
Advisor Class ........................................................ 13,684,586 22,261,037
Total capital share transactions ............................................ (25,503,543) 8,838,630
Net increase (decrease) in net assets ................................... (44,161,290) (8,566,173)
Net assets:
Beginning of year ....................................................... 635,069,660 643,635,833
End of year ........................................................... $590,908,370 $635,069,660

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-one
separate funds, seven of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The classes of shares offered within each of
the Funds are indicated below. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 2,046,358 $23,313,909 3,077,660 $37,009,305
Shares issued in reinvestment of distributions .......... 61,957 700,673 147,263 1,761,384
Shares redeemed ............................... (576,882) (6,481,410) (1,747,795) (20,924,515)
Net increase (decrease) .......................... 1,531,433 $17,533,172 1,477,128 $17,846,174
Year ended February 28, 2021
Shares sold
a
................................... 1,634,140 $18,445,837 2,608,906 $31,141,436
Shares issued in reinvestment of distributions .......... 45,042 507,215 126,236 1,505,976
Shares redeemed ............................... (399,044) (4,506,008) (755,251) (8,984,480)
Net increase (decrease) .......................... 1,280,138 $14,447,044 1,979,891 $23,662,932
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 496,734 $5,644,773 838,290 $10,056,968
Shares issued in reinvestment of distributions .......... 285,151 3,225,568 464,557 5,561,571
Shares redeemed ............................... (1,504,718) (17,038,141) (2,738,860) (32,841,606)
Net increase (decrease) .......................... (722,833) $(8,167,800) (1,436,013) $(17,223,067)
Year ended February 28, 2021
Shares sold ................................... 481,485 $5,387,614 891,352 $10,657,829
Shares issued in reinvestment of distributions .......... 367,993 4,134,909 555,571 6,620,680
Shares redeemed ............................... (1,573,599) (17,644,815) (3,803,161) (44,964,649)
Net increase (decrease) .......................... (724,121) $(8,122,292) (2,356,238) $(27,686,140)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 124,256 $1,424,632 198,212 $2,412,785
Shares issued in reinvestment of distributions .......... 23,668 271,689 51,567 627,675
Shares redeemed
a
.............................. (1,005,038) (11,620,231) (1,552,546) (18,978,491)
Net increase (decrease) .......................... (857,114) $(9,923,910) (1,302,767) $(15,938,031)
Year ended February 28, 2021
Shares sold ................................... 155,772 $1,770,400 385,525 $4,660,396
Shares issued in reinvestment of distributions .......... 45,479 517,722 81,150 981,440
Shares redeemed
a
.............................. (837,493) (9,543,599) (1,745,962) (21,146,243)
Net increase (decrease) .......................... (636,242) $(7,255,477) (1,279,287) $(15,504,407)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 85,075 $966,469 693,251 $8,350,009
Shares issued in reinvestment of distributions .......... 4,171 47,147 15,389 184,124
Shares redeemed ............................... (35,757) (401,366) (394,867) (4,732,953)
Net increase (decrease) .......................... 53,489 $612,250 313,773 $3,801,180
Year ended February 28, 2021
Shares sold ................................... 50,100 $564,150 841,386 $10,149,631
Shares issued in reinvestment of distributions .......... 4,293 48,263 11,701 139,615
Shares redeemed ............................... (43,272) (486,624) (101,839) (1,201,224)
Net increase (decrease) .......................... 11,121 $125,789 751,248 $9,088,022
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 781,670 $8,871,519 1,663,730 $19,956,762
Shares issued in reinvestment of distributions .......... 32,349 365,736 135,942 1,627,414
Shares redeemed ............................... (353,474) (3,994,983) (1,280,532) (15,261,905)
Net increase (decrease) .......................... 460,545 $5,242,272 519,140 $6,322,271
Year ended February 28, 2021
Shares sold ................................... 554,603 $6,248,789 2,155,326 $25,525,602
Shares issued in reinvestment of distributions .......... 28,704 322,820 129,011 1,539,366
Shares redeemed ............................... (265,115) (2,977,851) (986,817) (11,745,343)
Net increase (decrease) .......................... 318,192 $3,593,758 1,297,520 $15,319,625
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 2,042,754 $23,336,846 2,288,375 $25,395,603
Shares issued in reinvestment of distributions .......... 115,403 1,312,424 158,179 1,746,832
Shares redeemed ............................... (869,485) (9,889,036) (1,101,847) (12,151,522)
Net increase (decrease) .......................... 1,288,672 $14,760,234 1,344,707 $14,990,913
Year ended February 28, 2021
Shares sold
a
................................... 1,687,039 $19,054,402 2,439,624 $26,899,556
Shares issued in reinvestment of distributions .......... 106,902 1,205,992 149,070 1,643,231
Shares redeemed ............................... (915,275) (10,094,482) (737,402) (8,114,463)
Net increase (decrease) .......................... 878,666 $10,165,912 1,851,292 $20,428,324
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 1,181,303 $13,495,822 387,313 $4,287,400
Shares issued in reinvestment of distributions .......... 472,813 5,378,235 416,893 4,607,805
Shares redeemed ............................... (2,610,509) (29,741,104) (2,741,178) (30,371,942)
Net increase (decrease) .......................... (956,393) $(10,867,047) (1,936,972) $(21,476,737)
Year ended February 28, 2021
Shares sold ................................... 761,607 $8,594,326 678,377 $7,502,680
Shares issued in reinvestment of distributions .......... 585,413 6,594,454 546,466 6,020,781
Shares redeemed ............................... (4,213,467) (47,292,546) (3,094,963) (34,202,349)
Net increase (decrease) .......................... (2,866,447) $(32,103,766) (1,870,120) $(20,678,888)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 185,099 $2,145,258 247,424 $2,800,314
Shares issued in reinvestment of distributions .......... 35,122 406,561 41,661 470,383
Shares redeemed
a
.............................. (1,005,238) (11,680,918) (1,190,239) (13,524,369)
Net increase (decrease) .......................... (785,017) $(9,129,099) (901,154) $(10,253,672)
Year ended February 28, 2021
Shares sold ................................... 298,512 $3,417,062 361,685 $4,065,182
Shares issued in reinvestment of distributions .......... 56,734 649,372 68,989 775,607
Shares redeemed
a
.............................. (1,029,195) (11,773,309) (1,240,138) (13,960,540)
Net increase (decrease) .......................... (673,949) $(7,706,875) (809,464) $(9,119,751)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 232,036 $2,642,633 639,448 $7,100,082
Shares issued in reinvestment of distributions .......... 14,889 169,248 17,177 189,952
Shares redeemed ............................... (57,540) (653,190) (104,553) (1,159,815)
Net increase (decrease) .......................... 189,385 $2,158,691 552,072 $6,130,219
Year ended February 28, 2021
Shares sold ................................... 175,098 $1,981,993 452,787 $5,039,224
Shares issued in reinvestment of distributions .......... 13,518 152,403 11,648 128,695
Shares redeemed ............................... (115,798) (1,302,624) (53,606) (588,279)
Net increase (decrease) .......................... 72,818 $831,772 410,829 $4,579,640
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 1,661,750 $18,954,446 941,858 $10,423,162
Shares issued in reinvestment of distributions .......... 77,178 877,833 105,600 1,168,006
Shares redeemed ............................... (1,216,958) (13,855,710) (1,161,180) (12,839,624)
Net increase (decrease) .......................... 521,970 $5,976,569 (113,722) $(1,248,456)
Year ended February 28, 2021
Shares sold ................................... 1,609,637 $18,231,625 1,338,729 $14,799,088
Shares issued in reinvestment of distributions .......... 64,532 728,001 115,570 1,275,125
Shares redeemed ............................... (783,747) (8,785,597) (943,806) (10,390,929)
Net increase (decrease) .......................... 890,422 $10,174,029 510,493 $5,683,284
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 5,732,614 $68,498,844 4,872,592 $57,200,564
Shares issued in reinvestment of distributions .......... 380,235 4,517,293 231,798 2,707,866
Shares redeemed ............................... (2,315,449) (27,448,942) (2,849,437) (33,253,717)
Net increase (decrease) .......................... 3,797,400 $45,567,195 2,254,953 $26,654,713
Year ended February 28, 2021
Shares sold
a
................................... 5,642,759 $67,040,168 5,572,724 $65,264,555
Shares issued in reinvestment of distributions .......... 284,291 3,372,432 215,864 2,523,077
Shares redeemed ............................... (1,766,517) (20,824,627) (1,846,785) (21,455,703)
Net increase (decrease) .......................... 4,160,533 $49,587,973 3,941,803 $46,331,929
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 1,914,178 $22,833,927 2,011,409 $23,607,466
Shares issued in reinvestment of distributions .......... 1,251,522 14,873,739 772,462 9,028,704
Shares redeemed ............................... (6,551,686) (77,858,398) (6,731,227) (78,752,531)
Net increase (decrease) .......................... (3,385,986) $(40,150,732) (3,947,356) $(46,116,361)
Year ended February 28, 2021
Shares sold ................................... 1,911,701 $22,691,692 2,024,975 $23,664,287
Shares issued in reinvestment of distributions .......... 1,350,409 15,988,418 996,256 11,626,679
Shares redeemed ............................... (7,199,380) (84,958,444) (6,089,454) (70,749,583)
Net increase (decrease) .......................... (3,937,270) $(46,278,334) (3,068,223) $(35,458,617)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 491,863 $5,937,874 304,354 $3,637,555
Shares issued in reinvestment of distributions .......... 100,076 1,202,622 60,110 714,993
Shares redeemed
a
.............................. (2,300,978) (27,785,304) (2,017,272) (24,143,882)
Net increase (decrease) .......................... (1,709,039) $(20,644,808) (1,652,808) $(19,791,334)
Year ended February 28, 2021
Shares sold ................................... 716,382 $8,568,696 648,573 $7,696,005
Shares issued in reinvestment of distributions .......... 139,907 1,672,728 108,535 1,286,988
Shares redeemed
a
.............................. (3,182,165) (38,155,212) (2,878,044) (34,176,849)
Net increase (decrease) .......................... (2,325,876) $(27,913,788) (2,120,936) $(25,193,856)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 994,504 $11,869,543 823,890 $9,645,380
Shares issued in reinvestment of distributions .......... 66,792 794,024 30,042 350,803
Shares redeemed ............................... (682,413) (8,084,177) (319,832) (3,735,283)
Net increase (decrease) .......................... 378,883 $4,579,390 534,100 $6,260,900
Year ended February 28, 2021
Shares sold ................................... 988,641 $11,634,147 750,298 $8,782,773
Shares issued in reinvestment of distributions .......... 53,858 638,690 26,543 310,019
Shares redeemed ............................... (443,180) (5,224,484) (200,977) (2,330,628)
Net increase (decrease) .......................... 599,319 $7,048,353 575,864 $6,762,164
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 1,952,665 $23,178,356 3,813,931 $44,691,310
Shares issued in reinvestment of distributions .......... 152,927 1,817,572 226,022 2,640,968
Shares redeemed ............................... (1,772,609) (20,988,451) (2,705,056) (31,661,567)
Net increase (decrease) .......................... 332,983 $4,007,477 1,334,897 $15,670,711
Year ended February 28, 2021
Shares sold ................................... 1,858,606 $22,096,348 3,157,919 $36,942,605
Shares issued in reinvestment of distributions .......... 141,699 1,679,643 227,496 2,657,180
Shares redeemed ............................... (1,649,509) (19,356,366) (1,904,777) (22,116,395)
Net increase (decrease) .......................... 350,796 $4,419,625 1,480,638 $17,483,390
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 2,238,244 $25,192,744
Shares issued in reinvestment of distributions .......... 153,930 1,719,894
Shares redeemed ............................... (2,024,950) (22,366,779)
Net increase (decrease) .......................... 367,224 $4,545,859
Year ended February 28, 2021
Shares sold
a
................................... 3,909,481 $43,870,008
Shares issued in reinvestment of distributions .......... 135,068 1,512,481
Shares redeemed ............................... (1,139,632) (12,600,739)
Net increase (decrease) .......................... 2,904,917 $32,781,750
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 671,869 $7,548,613
Shares issued in reinvestment of distributions .......... 516,348 5,771,968
Shares redeemed ............................... (3,688,331) (41,261,015)
Net increase (decrease) .......................... (2,500,114) $(27,940,434)
Year ended February 28, 2021
Shares sold ................................... 760,171 $8,511,354
Shares issued in reinvestment of distributions .......... 632,475 7,074,391
Shares redeemed ............................... (4,484,755) (49,998,018)
Net increase (decrease) .......................... (3,092,109) $(34,412,273)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 160,811 $1,837,277
Shares issued in reinvestment of distributions .......... 33,496 381,657
Shares redeemed
a
.............................. (1,680,994) (19,236,787)
Net increase (decrease) .......................... (1,486,687) $(17,017,853)
Year ended February 28, 2021
Shares sold ................................... 363,587 $4,152,393
Shares issued in reinvestment of distributions .......... 55,876 635,616
Shares redeemed
a
.............................. (1,555,402) (17,726,534)
Net increase (decrease) .......................... (1,135,939) $(12,938,525)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 221,768 $2,486,760
Shares issued in reinvestment of distributions .......... 13,291 148,577
Shares redeemed ............................... (126,588) (1,411,038)
Net increase (decrease) .......................... 108,471 $1,224,299
Year ended February 28, 2021
Shares sold ................................... 185,215 $2,078,112
Shares issued in reinvestment of distributions .......... 12,167 136,263
Shares redeemed ............................... (95,613) (1,067,734)
Net increase (decrease) .......................... 101,769 $1,146,641
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 3,934,898 $44,022,268
Shares issued in reinvestment of distributions .......... 219,223 2,451,281
Shares redeemed ............................... (2,944,601) (32,788,963)
Net increase (decrease) .......................... 1,209,520 $13,684,586
Year ended February 28, 2021
Shares sold ................................... 3,965,685 $44,494,547
Shares issued in reinvestment of distributions .......... 206,165 2,309,633
Shares redeemed ............................... (2,211,767) (24,543,143)
Net increase (decrease) .......................... 1,960,083 $22,261,037
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended February 28, 2022, each Fund’s gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.549% 0.501% 0.514%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.508% 0.473% 0.477%
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.488%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $10,599 $12,638 $10,340 $6,749
CDSC retained ........................... $6,439 $9,851 $15,502 $12,121
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $37,929 $22,725 $9,052
CDSC retained ........................... $23,392 $18,684 $28,055
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waivers and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2022.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 28, 2022, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Transfer agent fees ........................ $76,143 $145,665 $109,094 $138,605
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $290,827 $248,297 $193,881
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $2,954,498 $19,960,130 — $3,066,195
Sales .................................. $2,940,033 $17,661,455 — $7,500,000
Realized gain (loss) ....................... $(150,558) $(164,144) — —
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 28, 2022 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $25,141,592 $26,039,192 $29,152,746
Sales .................................. $26,051,100 $35,826,193 $18,351,440
Realized gain (loss) ....................... $(48,894) $(546,638) $(263,054)
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 3,038,890 $ 6,439,768 $ 11,971,155 $ 13,467,868
Long term ............................. 11,674,896 18,739,251 12,646,173 28,256,478
Total capital loss carryforwards ............ $14,713,786 $25,179,019 $24,617,328 $41,724,346
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,858,296 $ 27,380,059 $ 20,336,720
Long term ............................. 68,194,531 68,859,952 36,888,528
Total capital loss carryforwards ............ $83,052,827 $96,240,011 $57,225,248
3. Transactions with Affiliates
(continued)
g. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:
The tax character of distributions paid during the years ended February 28, 2022 and February 28, 2021, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Capital loss utilized carryforwards .... $1,245,822 $639,144 $3,834,603 $317,131
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Capital loss utilized carryforwards .... $1,683,007 $1,963,118 $2,831,318
Franklin Alabama Tax-Free Income
Fund
Franklin Georgia Tax-Free Income
Fund
2022 2021 2022 2021
Distributions paid from:
Tax exempt income ...................... $5,077,097 $6,179,926 $11,024,400 $12,051,690
Franklin Louisiana Tax-Free Income
Fund
Franklin Maryland Tax-Free Income
Fund
2022 2021 2022 2021
Distributions paid from:
Tax exempt income ...................... $8,448,819 $9,807,905 $9,190,159 $11,129,021
Franklin Missouri Tax-Free Income
Fund
Franklin North Carolina Tax-Free
Income Fund
2022 2021 2022 2021
Distributions paid from:
Tax exempt income ...................... $24,737,222 $25,353,015 $16,705,295 $20,267,382
Franklin Virginia Tax-Free Income
Fund
2022 2021
Distributions paid from:
Tax exempt income ...................... $11,623,226 $13,161,636
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 28, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2022, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $230,507,861 $445,026,371 $351,663,615 $385,537,011
Unrealized appreciation ..................... $10,102,371 $19,296,096 $13,547,768 $14,373,459
Unrealized depreciation ..................... (2,658,767) (10,121,557) (3,821,863) (7,404,416)
Net unrealized appreciation (depreciation) ....... $7,443,604 $9,174,539 $9,725,905 $6,969,043
Distributable earnings:
Undistributed ordinary income ................ $30,454 $176,220 $26,184 $28,286
Undistributed tax exempt income .............. 40,880 413,845 324,044 496,732
Total distributable earnings .................. $71,334 $590,065 $350,228 $525,018
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $937,075,215 $805,941,843 $563,918,166
Unrealized appreciation ..................... $39,093,607 $27,984,148 $17,421,695
Unrealized depreciation ..................... (13,927,072) (11,535,470) (8,558,963)
Net unrealized appreciation (depreciation) ....... $25,166,535 $16,448,678 $8,862,732
Distributable earnings:
Undistributed ordinary income ................ $143,394 $46,436 $30,023
Undistributed tax exempt income .............. 1,685,381 1,528,785 613,194
Total distributable earnings .................. $1,828,775 $1,575,221 $643,217
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $50,612,876 $107,317,113 $63,509,621 $61,685,775
Sales .................................. $59,452,524 $107,497,961 $74,839,285 $70,586,560
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At February
28, 2022, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $234,975,863 $197,424,643 $214,193,618
Sales .................................. $216,234,379 $234,143,238 $254,015,015
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 2,352,333 0.5%
Franklin Louisiana Tax-Free Income Fund ......................................... 885,994 0.2%
Franklin Maryland Tax-Free Income Fund ......................................... 2,054,000 0.5%
Franklin Missouri Tax-Free Income Fund .......................................... 4,877,600 0.5%
Franklin North Carolina Tax-Free Income Fund ..................................... 4,269,350 0.5%
Franklin Virginia Tax-Free Income Fund ........................................... 3,050,475 0.5%
6. Investment Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended fiscal year, the Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2022, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Alabama Tax-Free Income Fund, Franklin
Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin
Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, and Franklin Virginia Tax-Free Income Fund.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Alabama Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin
Maryland Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund,
and Franklin Virginia Tax-Free Income Fund (seven of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 28, 2022, the related statements of operations for the year ended February 28,
2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2022:
Pursuant to:
Franklin Alabama
Tax-Free Income
Fund
Franklin Georgia
Tax-Free Income
Fund
Franklin Louisiana
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $5,077,097 $11,024,400 $8,448,819
Pursuant to:
Franklin Maryland
Tax-Free Income
Fund
Franklin Missouri
Tax-Free Income
Fund
Franklin North
Carolina Tax-Free
Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $9,190,159 $24,737,222 $16,705,295
Pursuant to:
Franklin Virginia
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $11,623,226

Franklin Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign
Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle
(1958)
Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin Tax-
Free Trust (Trust), including a majority of the trustees
who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Alabama Tax-Free Income Fund and Franklin
Georgia Tax-Free Income Fund - The Performance
Universe for each Fund included the Fund and all retail and
institutional “other states” municipal debt funds. The Board noted that the Funds’ annualized income returns for the
one-, three-, five- and 10-year periods were above the
medians of their respective Performance Universes. The
Board also noted that the annualized total returns for the
one-, three- and 10-year periods were above the medians
of their respective Performance Universes, but below the
medians of their respective Performance Universes for the
five-year period. The Board considered the income-related
attributes of each Fund (such as fund name, investment
objective and/or investment strategy) and that the evaluation of each Fund’s performance relative to the Fund’s peers on
an income return basis was appropriate given its income-
related attributes and investor expectations. The Board
concluded that the Funds’ performance was satisfactory.
Franklin Missouri Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional “other states” municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one- and three- year
periods was above the median of its Performance Universe,
but for the five- and 10-year periods was below the median
of its Performance Universe. The Board considered the
income-related attributes of the Fund (such as fund name,
investment objective and/or investment strategy) and that
the evaluation of the Fund’s performance relative to its
peers on an income return basis was appropriate given the
Fund’s income-related attributes and investor expectations.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin North Carolina Tax-Free Income Fund and Franklin
Maryland Tax-Free Income Fund - The Performance
Universe for the Franklin North Carolina Tax-Free Income
Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Universe
for the Franklin Maryland Tax-Free Income Fund included
the Fund and all retail and institutional Maryland municipal debt funds. The Board noted that the Funds’ annualized
income returns for the one-, three-, five- and 10-year periods were above the medians of their respective Performance
Universes. The Board also noted that the annualized total
returns for the one-, three-, five- and 10-year periods
were below the medians of their respective Performance
Universes. The Board considered the income-related
attributes of each Fund (such as fund name, investment
objective and/or investment strategy) and that the evaluation of each Fund’s performance relative to the Fund’s peers on
an income return basis was appropriate given its income-
related attributes and investor expectations. The Board
concluded that the Funds’ performance was satisfactory.
Franklin Louisiana Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional “other states” municipal debt funds.
The Board noted that the Fund’s annualized income return
and total return for the one-, three-, five- and 10-year periods was above the medians of its Performance Universe. The
Board considered the income-related attributes of the Fund
(such as fund name, investment objective and/or investment
strategy) and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given the Fund’s income-related attributes and
investor expectations. The Board concluded that the Fund’s
performance was satisfactory.

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Franklin Virginia Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional Virginia municipal debt funds. The Board noted
that the Fund’s annualized income return for the five- and
10-year periods was above the median of its Performance
Universe, but for the one- and three-year periods was below
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median
of its Performance Universe. The Board considered the
income-related attributes of the Fund (such as fund name,
investment objective and/or investment strategy) and that
the evaluation of the Fund’s performance relative to its
peers on an income return basis was appropriate given the
Fund’s income-related attributes and investor expectations.
The Board discussed the Fund’s underperformance with
management and management explained that for the
four-year period ended November 20, 2020, the Fund was
underweight duration and credit risk in comparison to the
Performance Universe. Management further explained
the steps that it was taking to address the sources of the
underperformance, including with respect to the tightening
of duration constraints and increased alignment of credit risk with the Performance Universe. The Board concluded that
the Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 shares for each Fund and for Class A
shares for each other fund in the applicable Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Alabama Tax-Free Income Fund, Franklin Georgia
Tax-Free Income Fund and Franklin Louisiana Tax-Free
Income Fund - The Expense Group for each Fund included
the Fund and nine other “other states” municipal debt funds.
The Board noted that the Management Rates for the Funds
were equal to the medians of their respective Expense
Groups, but their actual total expense ratios were below the medians of their respective Expense Groups. The Board
concluded that the Management Rates charged to the Funds
are reasonable .
Franklin Maryland Tax-Free Income Fund and Franklin
Virginia Tax-Free Income Fund - The Expense Group for the
Franklin Maryland Tax-Free Income Fund included the Fund,
one other Maryland municipal debt fund, two Massachusetts
municipal debt funds, five New York municipal debt funds,
two California municipal debt funds, one Pennsylvania
municipal debt fund, two New Jersey municipal debt funds
and two “other states” municipal debt funds. The Expense
Group for the Franklin Virginia Tax-Free Income Fund
included the Fund, two other Virginia municipal debt funds,
one Massachusetts municipal debt fund, one Minnesota
municipal debt fund, four New York municipal debt Funds,
four California municipal debt funds, two Pennsylvania
municipal debt funds, one New Jersey municipal debt fund,
and one “other states” municipal debt fund. The Board noted
that the Management Rates for the Funds were slightly
above the medians of their respective Expense Groups. The
Board also noted that the actual total expense ratios for the
Funds were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board
concluded that the Management Rates charged to the Funds
are reasonable.
Franklin Missouri Tax-Free Income Fund and Franklin North
Carolina Tax-Free Income Fund - The Expense Group for
each of the Franklin Missouri Tax-Free Income Fund and
the Franklin North Carolina Tax-Free Income Fund included
the Fund and nine other “other states” municipal debt funds.
The Board noted that the Management Rates and actual

Franklin Tax-Free Trust
Shareholder Information
160
franklintempleton.com
Annual Report
total expense ratios for the Funds were below the medians
of their respective Expense Groups. The Board concluded
that the Management Rates charged to the Funds are
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Tax-Free Trust
Shareholder Information
161
franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF2 A 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2022, the
U.S. economy continued to recover from the COVID-19
pandemic amid declining unemployment, growing wages
and business confidence. Growth persisted in 2021’s second
half as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Inflation increased during the
reporting period due to increased demand for goods amid
supply-chain bottlenecks. Investors became concerned that
new, swiftly spreading COVID-19 variants could hinder the
economic recovery, and although growth slowed in 2021’s
third quarter, it accelerated in the fourth quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage continued U.S. economic activity,
held the federal funds rate unchanged at 0.25%, and it
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve began decreasing
its asset purchases in November, accelerated its tapering in
December, and indicated in January that conditions would
soon be appropriate to raise the federal funds rate given
employment gains and persistent high inflation, which should result in higher short-term rates.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -0.66%
cumulative total return.
1
After benefiting from strong demand
earlier in the period, by the end of 2021 and into 2022,
municipal bond valuations declined amid increased U.S.
Treasury bond volatility influenced by anticipation of tighter monetary policy. However, municipal bond issuers benefited
from direct fiscal support from the U.S. government and from the reopening of businesses, leading to increased consumer
spending despite the ongoing uncertainty surrounding
COVID-19.
Franklin Tax-Free Trust’s annual report includes more detail about municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond team. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know,
all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Arizona Tax-Free Income Fund 5
Franklin Colorado Tax-Free Income Fund 11
Franklin Connecticut Tax-Free Income Fund 17
Franklin Michigan Tax-Free Income Fund 23
Franklin Minnesota Tax-Free Income Fund 29
Franklin Ohio Tax-Free Income Fund 35
Franklin Oregon Tax-Free Income Fund 41
Franklin Pennsylvania Tax-Free Income Fund 47
Financial Highlights and Statements of Investments 53
Financial Statements 150
Notes to Financial Statements 160
Report of Independent Registered Public Accounting
Firm 177
Tax Information 178
Board Members and Officers 179
Shareholder Information 184
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ending February 28, 2022, COVID-19
and its variants continued to be the main driver of market
forces. First, the Delta variant during the summer and
then, the Omicron variant toward the end of 2021, caused
COVID-19 daily new case rates to reach new highs.
Although adjusting some social distancing requirements,
health authorities broadly resisted returning to the general lockdowns seen at the beginning of the pandemic, thereby
tempering the overall economic blow to local economies.
The U.S. Federal Reserve announced its intention to tighten
monetary policy beginning in 2022, which caused U.S.
Treasury (UST) yields to move higher.
Strong demand pushed ratios of 30-year municipal bonds
(munis) versus UST yields in June 2021 to all-time lows.
At the end of 2021 and into 2022, munis performed poorly
after fund flows turned negative as investors retreated from the muni market amid increased UST volatility. Muni issuer
fundamentals remained strong as they have benefited from
fiscal support and the reopening of businesses, leading
to increased consumer spending despite the ongoing
uncertainty surrounding COVID-19.
For the 12-month period, U.S. fixed income sectors
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +16.39%
total return for the period.
1
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted a
-0.66% total return.
1
In comparison, USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -2.11% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-3.40% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2022. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

4
franklintempleton.com
Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15- to 30-year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

5
franklintempleton.com
Annual Report
Franklin Arizona Tax-Free Income Fund
This annual report for Franklin Arizona Tax-Free Income
Fund covers the fiscal year ended February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Arizona personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.92 on February 28, 2021, to
$10.64 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 24.7083 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 7 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.09%,
based on an annualization of February’s 1.9277 cents per
share dividend and the maximum offering price of $11.05
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Arizona personal income
tax bracket of 43.78% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.72% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Arizona’s economy continued
to recover, as restrictions related to COVID-19 loosened
and effective vaccinations allowed more activity. Arizona’s
employment recovery remained uneven, with jobs in trade,
transportation and utilities coming back faster than the
state’s larger leisure and hospitality sector and government sector. The state’s unemployment rate began the period at
6.0% and ended at 3.6%, compared with the 3.8% national
rate. Better-than-expected revenue collections for fiscal
year (FY) 2021 and significant federal stimulus payments
bolstered Arizona’s financial position. The FY 2022 budget
signed by the governor would move Arizona to a flat tax
rate, but a November 2021 referendum delayed the change
until a vote later in 2022. Arizona’s net tax-supported debt was $443 per capita and 0.9% of personal income, below
the $1,039 and 1.9% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained the state’s Aa1 issuer credit rating with a stable outlook.
4
The rating reflected Moody’s view of Arizona’s
steady economic growth, increasing reserves, reduced debt
levels, below-average pension liabilities and demonstrated
budget discipline. According to Moody’s, challenges included constitutional restrictions that limit the state’s financial flexibility. The stable outlook reflected Moody’s expectation that Arizona will continue to maintain ample reserves.
*
Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/22
% of Total
Investments*
Education 22.68%
Utilities 18.12%
Health Care 17.04%
Transportation 11.17%
Special Tax 9.05%
Refunded 6.75%
Housing 5.88%
Industrial Dev. Revenue and Pollution Control 5.03%
Local 3.54%
Lease 0.74%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
58
.

Franklin Arizona Tax-Free Income Fund
6
franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Arizona Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Arizona Tax-Free Income Fund
7
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2 / 28 /2 2
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.37% -4.10%
5-Year +13.76% +1.83%
10-Year +31.44% +2.38%
Advisor
1-Year -0.21% -0.21%
5-Year +14.69% +2.78%
10-Year +33.14% +2.90%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.09% 3.72% 1.43% 2.54%
Advisor 2.40% 4.27% 1.73% 3.08%
See page 9 for Performance Summary footnotes.

Franklin Arizona Tax-Free Income Fund
Performance Summary
8
franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Arizona Tax-Free Income Fund
Performance Summary
9
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Arizona personal income tax rate of 43.78%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.247083
A1 $0.263770
C $0.201528
R6 $0.278741
Advisor $0.274793
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Arizona Tax-Free Income Fund
10
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $968.40 $3.96 $1,020.77 $4.07 0.81%
A1 $1,000 $969.10 $3.24 $1,021.51 $3.32 0.66%
C $1,000 $966.10 $5.87 $1,018.82 $6.03 1.20%
R6 $1,000 $969.80 $2.56 $1,022.19 $2.63 0.53%
Advisor $1,000 $968.80 $2.74 $1,022.01 $2.82 0.56%

11
franklintempleton.com
Annual Report
Portfolio Composition
2/28/22
% of Total
Investments*
Local
21.08%
Health Care
16.78%
Education
12.88%
Utilities
12.81%
Refunded
10.62%
Special Tax
7.17%
Lease
5.90%
Industrial Dev. Revenue and Pollution Control
4.01%
Housing
3.99%
Transportation
3.81%
State General Obligation
0.93%
Not Available
0.02%
Franklin Colorado Tax-Free Income Fund
This annual report for Franklin Colorado Tax-Free Income
Fund covers the fiscal year ended February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Colorado personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.69 on February 28, 2021, to
$11.40 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 24.6781 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 13 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.94%
based on an annualization of February’s 1.1918 cents per
share dividend and the maximum offering price of $11.84
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Colorado personal income
tax bracket of 45.35% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.55% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Colorado’s economy has
continued to rebound from the COVID-19 pandemic, driven
by its relatively young, educated workforce and a diverse
mix of technology, bioscience and professional services
industries located along the Front Range region. Colorado’s
unemployment rate began the period at 6.2% and ended
at 4.0%, compared with the 3.8% national rate. The state
anticipated a significant shortfall in fiscal-year 2021 revenues due to the pandemic and related economic downturn, and
addressed it with a combination of expenditure cuts, one-
time transfers and a drawdown of reserves. Colorado’s
net tax-supported debt was $721 per capita and 1.1% of
personal income, below the $1,039 and 1.9% national
medians, respectively.
3
Independent credit rating agency
Moody’s Investors Service maintained Colorado’s Aa1 issuer
credit rating with a stable outlook.
4
The rating reflected
Moody’s view that Colorado has an above-average economic
recovery, higher-than-average income levels and relatively
low debt levels. According to Moody’s, challenges facing
Colorado’s credit rating include constitutional restrictions and voter initiatives that limit budgeting flexibility as well as higher-than-average pension liabilities. Moody’s stable
outlook reflects Colorado’s strong economic fundamentals.
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
69
.

Franklin Colorado Tax-Free Income Fund
12
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Colorado Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Colorado Tax-Free Income Fund
13
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.43% -4.16%
5-Year +12.30% +1.57%
10-Year +29.51% +2.23%
Advisor
1-Year -0.10% -0.10%
5-Year +13.45% +2.56%
10-Year +31.39% +2.77%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.94% 3.55% 1.47% 2.69%
Advisor 2.25% 4.12% 1.78% 3.26%
See page 15 for Performance Summary footnotes.

Franklin Colorado Tax-Free Income Fund
Performance Summary
14
franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Colorado Tax-Free Income Fund
Performance Summary
15
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Colorado personal income tax rate of 45.35%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.246781
A1 $0.264620
C $0.198245
R6 $0.281700
Advisor $0.276472
Total Annual Operating Expenses
9
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Colorado Tax-Free Income Fund
16
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $967.90 $4.10 $1,020.63 $4.21 0.84%
A1 $1,000 $968.60 $3.37 $1,021.37 $3.46 0.69%
C $1,000 $966.30 $6.01 $1,018.68 $6.17 1.23%
R6 $1,000 $970.20 $2.65 $1,022.11 $2.72 0.54%
Advisor $1,000 $969.10 $2.88 $1,021.87 $2.96 0.59%

17
franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free Income Fund
This annual report for Franklin Connecticut Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Connecticut personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.17 on February 28, 2021, to
$9.85 on February 28, 2022. The Fund’s Class A shares paid
dividends totaling 20.1779 cents per share for the reporting period.
2
The Performance Summary beginning on page 19
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.54%, based on an
annualization of February’s 1.3147 cents per share dividend
and the maximum offering price of $10.23 on February 28,
2022. An investor in the 2022 maximum combined effective
federal and Connecticut personal income tax bracket of
47.79% (including 3.80% Medicare tax) would need to earn
a distribution rate of 2.95% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Connecticut’s economy grew
as restrictions related to COVID-19 loosened and the
key finance and insurance sector posted strong growth.
Nonetheless, the nation’s wealthiest state (based on per-
capita income) with a large and diverse economy continued
to experience a deteriorating demographic trajectory. The
state’s unemployment rate began the period at 7.2% and
ended at 4.9%, compared with the 3.8% national rate. The
state projected a significant operating surplus budget in
2022 with an excess available to fund the state’s pension
plan. Connecticut’s net tax-supported debt was $6,971 per
capita and 8.7% of personal income, well above the $1,039
and 1.9% national medians, respectively.
3
Independent
credit rating agency Moody’s Investors Service maintained
Connecticut’s general obligation bonds’ Aa3 rating with
a stable outlook.
4
This rating reflected Moody’s view of
the state’s high per-capita income and wealth levels, as
well as continued commitment to numerous governance
improvements that resulted in the accumulation of significant budgetary reserves and good financial performance
through the pandemic. According to Moody’s, Connecticut’s
challenges include a lagging economy and recent
consecutive years of population loss, making liabilities more burdensome. The stable outlook reflects Moody’s view
of Connecticut’s large reserves and strong provisions to
promote fiscal discipline.
Portfolio Composition
2/28/22
% of Total
Investments*
Education 35.51%
Health Care 17.94%
Transportation 8.84%
Local 7.93%
Housing 7.84%
Special Tax 7.01%
State General Obligation 5.51%
Refunded 4.94%
Utilities 4.12%
Lease 0.36%
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21 .
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 81 .

Franklin Connecticut Tax-Free Income Fund
18
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Connecticut Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Connecticut Tax-Free Income Fund
19
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -1.23% -4.93%
5-Year +8.76% +0.92%
10-Year +19.39% +1.40%
Advisor
1-Year -0.98% -0.98%
5-Year +9.67% +1.86%
10-Year +21.05% +1.93%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.54% 2. 95% 0.95% 1.82%
Advisor 1.84% 3.52% 1.24% 2.38%
See page 21 for Performance Summary footnotes.

Franklin Connecticut Tax-Free Income Fund
Performance Summary
20
franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Connecticut Tax-Free Income Fund
Performance Summary
21
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Connecticut personal income tax rate of 47.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.201779
A1 $0.217227
C $0.160066
R6 $0.234512
Advisor $0.227487
Total Annual Operating Expenses
9
Share Class
A 0.94%
Advisor 0.69%

Your Fund’s Expenses
Franklin Connecticut Tax-Free Income Fund
22
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $967.20 $4.89 $1,019.83 $5.02 1.00%
A1 $1,000 $967.90 $4.16 $1,020.56 $4.27 0.85%
C $1,000 $964.50 $6.80 $1,017.87 $6.99 1.40%
R6 $1,000 $968.70 $3.29 $1,021.46 $3.37 0.67%
Advisor $1,000 $967.40 $3.68 $1,021.06 $3.78 0.75%

23
franklintempleton.com
Annual Report
Franklin Michigan Tax-Free Income Fund
This annual report for Franklin Michigan Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Michigan personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, dereased from $11.84 on February 28, 2021, to
$11.43 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 25.8548 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 25 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.03%,
based on an annualization of February’s 2.0080 cents per
share dividend and the maximum offering price of $11.88
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Michigan personal income
tax bracket of 45.05% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.69% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Michigan’s economy continued
to recover from the downturn caused by the COVID-19
pandemic and related restrictions. The Michigan economy
is more vulnerable to economic cycles because of its large
automotive industry presence. However, in recent years,
this exposure has been mitigated by financial reserves and
a growing service sector. The state’s unemployment rate
began the period at 6.3% and ended at 4.7%, compared
with the 3.8% national rate. Improving state revenues
and substantial direct aid from the federal government
bolstered the state's liquidity. Michigan’s net tax-supported debt was $661 per capita and 1.2% of personal income,
below the $1,039 and 1.9% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Michigan’s general obligations bonds’ Aa1 rating
with a stable outlook.
4
The rating reflected Moody’s view that
Michigan has proactive financial management and strong
budgetary reserves. According to Moody’s, credit challenges
include dependence upon the auto manufacturing industry,
exposure to local government debt and elevated levels
of retirement benefit liabilities. The stable outlook reflects
Moody’s view of Michigan’s governance practices that make
the state likely to respond rapidly to developing economic or fiscal downturns and the fact that the state’s economy, while still linked to the automobile manufacturing industry, has
become increasingly diversified.
*
Does not include cash and cash equivalents.
Portfolio Composition
2/28/22
% of Total
Investments*
Health Care 21.78%
Local 21.38%
Education 18.97%
Lease 7.72%
Housing 6.98%
Utilities 6.96%
Refunded 5.79%
Transportation 5.41%
Industrial Dev. Revenue and Pollution Control 2.48%
Special Tax 2.31%
State General Obligation 0.22%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21 .
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
90
.

Franklin Michigan Tax-Free Income Fund
24
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Michigan Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Michigan Tax-Free Income Fund
25
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -1.35% -5.05%
5-Year +13.39% +1.76%
10-Year +27.96% +2.11%
Advisor
1-Year -1.01% -1.01%
5-Year +14.53% +2.75%
10-Year +29.75% +2.64%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.03% 3.69% 1.29% 2.35%
Advisor 2.33% 4.24% 1.59% 2.89%
See page 27 for Performance Summary footnotes.

Franklin Michigan Tax-Free Income Fund
Performance Summary
26
franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Michigan Tax-Free Income Fund
Performance Summary
27
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Michigan personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.258548
A1 $0.276518
C $0.209453
R6 $0.293413
Advisor $0.288401
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Michigan Tax-Free Income Fund
28
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $965.20 $4.05 $1,020.67 $4.16 0.83%
A1 $1,000 $966.70 $3.32 $1,021.42 $3.42 0.68%
C $1,000 $963.80 $5.96 $1,018.73 $6.12 1.22%
R6 $1,000 $966.70 $2.63 $1,022.12 $2.70 0.54%
Advisor $1,000 $967.30 $2.83 $1,021.92 $2.91 0.58%

29
franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free Income Fund
This annual report for Franklin Minnesota Tax-Free Income
Fund covers the fiscal year ended February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Minnesota personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.62 on February 28, 2021, to
$12.20 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 22.7059 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 31 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.69%,
based on an annualization of February’s 1.7847 cents per
share dividend and the maximum offering price of $12.68
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Minnesota personal income
tax bracket of 50.65% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.42% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Minnesota’s economy continued
to recover from the downturn caused by the COVID-19
pandemic and related restrictions. Historically, the state
has had a very low unemployment rate and high labor force
participation rate relative to the rest of the nation, supported by a diverse economy. The state’s unemployment rate began
the period at 3.9% and ended at 2.7%, compared with the
3.8% national rate. Minnesota’s strong reserves remained
healthy due to prudent financial planning and a revenue
surplus, while liabilities such as debt and pensions remained manageable. Minnesota’s net tax-supported debt was
$1,400 per capita and 2.3% of personal income, compared
to the $1,039 and 1.9% national medians, respectively.
3
Independent credit rating agency Moody’s Investors Service
maintained Minnesota’s general obligations bonds’ Aa1
rating with a positive outlook.
4
The rating reflected Moody’s
view that the state has solid economic fundamentals,
including a diverse economy with above average income
levels, as well as strong reserves and liquidity supported
by solid revenue growth. According to Moody’s, challenges
facing the state include a history of political gridlock that has led to budget issues and government shutdowns. The
positive outlook reflects Moody’s view of the state’s budget management improvements and fiscal policy effectiveness,
including stronger pension contributions and pension funding over the past two years, two biennial budgets passed without major challenges and a relatively conservative fiscal year
2022/23 biennial budget.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
103
.

Franklin Minnesota Tax-Free Income Fund
30
franklintempleton.com
Annual Report
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Minnesota Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/22
% of Total
Investments*
Local 36.66%
Health Care 12.55%
Education 10.55%
Housing 9.56%
Utilities 8.51%
Transportation 6.32%
State General Obligation 4.24%
Lease 3.67%
Other Revenue Bonds 3.40%
Refunded 2.43%
Special Tax 2.11%

Performance Summary as of February 28, 2022
Franklin Minnesota Tax-Free Income Fund
31
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -1.59% -5.28%
5-Year +12.01% +1.51%
10-Year +25.89% +1.94%
Advisor
1-Year -1.34% -1.34%
5-Year +13.15% +2.50%
10-Year +27.70% +2.48%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.69% 3.42% 1.22% 2.47%
Advisor 1.98% 4.01% 1.51% 3.06%
See page 33 for Performance Summary footnotes.

Franklin Minnesota Tax-Free Income Fund
Performance Summary
32
franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Minnesota Tax-Free Income Fund
Performance Summary
33
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Minnesota personal income tax rate of 50.65%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.227059
A1 $0.246133
C $0.174894
R6 $0.266064
Advisor $0.258867
Total Annual Operating Expenses
9
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Minnesota Tax-Free Income Fund
34
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $964.00 $4.07 $1,020.65 $4.18 0.84%
A1 $1,000 $964.70 $3.34 $1,021.40 $3.43 0.68%
C $1,000 $961.70 $5.98 $1,018.70 $6.15 1.23%
R6 $1,000 $964.70 $2.58 $1,022.17 $2.66 0.53%
Advisor $1,000 $965.20 $2.85 $1,021.90 $2.93 0.58%

35
franklintempleton.com
Annual Report
Franklin Ohio Tax-Free Income Fund
This annual report for Franklin Ohio Tax-Free Income Fund
covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Ohio personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.90 on February 28, 2021, to
$12.54 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 25.1876 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 37 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.84%,
based on an annualization of February’s 1.9968 cents per
share dividend and the maximum offering price of $13.03
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Ohio personal income
tax bracket of 44.79% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.33% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Ohio’s economy continued
its recovery from the downturn caused by the COVID-19
pandemic and related restrictions, with the state’s leisure
and hospitality industry improving significantly. Ohio’s
unemployment rate began the period at 5.8% and ended
at 4.2%, compared with the 3.8% national rate. Increased
revenues from sales taxes and federal stimulus aid drove a
large surplus for fiscal year (FY) 2021. The governor signed a biennium budget for FY 2022–2023 that included an
income tax cut and a changed funding formula for schools.
Ohio’s net tax-supported debt was $1,146 per capita and
2.1% of personal income, compared to the $1,039 and
1.9% national medians, respectively.
3
Independent credit
rating agency Moody’s Investors Service maintained the
state’s general obligation bonds’ Aa1 rating with a stable
outlook.
4
The rating reflected Moody’s view of Ohio’s
strong budget and financial management, sound reserve
levels, and affordable fixed costs associated with below-
average long-term debt, pension and retiree healthcare
liabilities. According to Moody’s, Ohio’s challenges include below-average economic growth compounded by weak
demographic trends. The stable outlook reflected Moody’s
view that the state’s proactive financial management, low
fixed costs and fully funded rainy-day fund will continue to support budget flexibility.
*Does not include cash and cash equivalents.
Portfolio Composition
2/28/22
% of Total
Investments*
Local 26.45%
Utilities 14.18%
Refunded 13.57%
Education 12.61%
Health Care 12.01%
Transportation 5.19%
Industrial Dev. Revenue and Pollution Control 4.65%
State General Obligation 4.02%
Housing 3.20%
Lease 2.55%
Special Tax 0.79%
Other Revenue Bonds 0.78%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
116
.

Franklin Ohio Tax-Free Income Fund
36
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin Ohio
Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Ohio Tax-Free Income Fund
37
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.90% -4.62%
5-Year +13.67% +1.82%
10-Year +31.52% +2.39%
Advisor
1-Year -0.65% -0.65%
5-Year +14.83% +2.80%
10-Year +33.51% +2.93%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.84% 3.33% 1.54% 2.79%
Advisor 2.14% 3.88% 1.85% 3.35%
See page 39 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
38
franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Ohio Tax-Free Income Fund
Performance Summary
39
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Ohio personal income tax rate of
44.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.251876
A1 $0.271544
C $0.198239
R6 $0.289884
Advisor $0.284601
Total Annual Operating Expenses
9
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Ohio Tax-Free Income Fund
40
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $964.90 $3.95 $1,020.78 $4.06 0.81%
A1 $1,000 $966.40 $3.22 $1,021.52 $3.31 0.66%
C $1,000 $963.40 $5.86 $1,018.83 $6.03 1.20%
R6 $1,000 $966.30 $2.53 $1,022.22 $2.60 0.52%
Advisor $1,000 $966.90 $2.73 $1,022.02 $2.81 0.56%

41
franklintempleton.com
Annual Report
Portfolio Composition
2/28/22
% of Total
Investments*
Local
23.80%
Transportation
14.46%
Refunded
13.49%
Education
12.28%
Health Care
12.22%
Housing
6.21%
State General Obligation
6.18%
Utilities
5.91%
Special Tax
2.81%
Lease
1.86%
Industrial Dev. Revenue and Pollution Control
0.50%
Other Revenue Bonds
0.28%
Franklin Oregon Tax-Free Income Fund
This annual report for Franklin Oregon Tax-Free Income
Fund covers the fiscal year ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Oregon personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.73 on February 28, 2021, to
$11.45 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 23.0141 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 43 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.84%,
based on an annualization of February’s 1.8211 cents per
share dividend and the maximum offering price of $11.90
on February 28, 2022. An investor in the 2022 maximum
combined effective federal and Oregon personal income
tax bracket of 50.70% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.73% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Oregon’s economy continued
to recover as restrictions related to COVID-19 loosened.
Oregon’s economy is more export-oriented than many other
states, reflecting its status as a center of high-technology manufacturing. Oregon’s unemployment rate began the
period at 6.2% and ended at 4.0%, compared with the 3.8%
national rate. Oregon’s budget is funded primarily from
personal income taxes (PIT), which are highly sensitive to
economic conditions. As the state’s economy improved,
projections for PIT and corporate tax collections were
revised higher, leading to a large surplus. The state’s net
tax-supported debt was $2,004 per capita and 3.5% of
personal income, well above the $1,039 and 1.9% national
medians, respectively.
3
Independent credit rating agency
Moody’s Investor Service maintained Oregon’s general
obligation bonds’ Aa1 rating with a stable outlook.
4
The rating
reflected Moody’s view that the state benefited from strong
liquidity and fund balances, combined with sophisticated
revenue forecasting and sound budget management.
According to Moody’s, challenges included high reliance on
personal income taxes and the constitutional 2% kicker on
income taxes, which prevents the state from fully capturing
the revenue boost during periods of economic strength.
The stable outlook reflects Moody’s view that Oregon’s
sound budget management and strong liquidity will support
satisfactory financial flexibility.
*Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
131
.

Franklin Oregon Tax-Free Income Fund
42
franklintempleton.com
Annual Report
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Oregon Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Oregon Tax-Free Income Fund
43
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.48% -4.21%
5-Year +12.62% +1.62%
10-Year +25.81% +1.93%
Advisor
1-Year -0.15% -0.15%
5-Year +13.76% +2.61%
10-Year +27.64% +2.47%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.84% 3.73% 1.53% 3.10%
Advisor 2.14% 4.34% 1.83% 3.71%
See page 45 for Performance Summary footnotes.

Franklin Oregon Tax-Free Income Fund
Performance Summary
44
franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Oregon Tax-Free Income Fund
Performance Summary
45
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Oregon personal income tax rate of 50.70%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.230141
A1 $0.248054
C $0.181187
R6 $0.263560
Advisor $0.259926
Total Annual Operating Expenses
9
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Oregon Tax-Free Income Fund
46
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $968.20 $3.89 $1,020.85 $3.99 0.80%
A1 $1,000 $968.90 $3.16 $1,021.59 $3.24 0.65%
C $1,000 $966.80 $5.80 $1,018.90 $5.95 1.19%
R6 $1,000 $969.60 $2.53 $1,022.23 $2.60 0.52%
Advisor $1,000 $969.50 $2.67 $1,022.09 $2.74 0.55%

47
franklintempleton.com
Annual Report
Franklin Pennsylvania Tax-Free Income Fund
This annual report for Franklin Pennsylvania Tax-Free
Income Fund covers the fiscal year ended February 28,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Pennsylvania personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.89 on February 28, 2021, to $9.64
on February 28, 2022. The Fund’s Class A shares paid
dividends totaling 20.0894 cents per share for the reporting period.
2
The Performance Summary beginning on page 49
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.83%, based on an
annualization of February’s 1.5282 cents per share dividend
and the maximum offering price of $10.02 on February 28,
2022. An investor in the 2022 maximum combined effective
federal and Pennsylvania personal income tax bracket of
43.87% (including 3.80% Medicare tax) would need to earn
a distribution rate of 3.26% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the 12-month period, Pennsylvania’s economy
continued its recovery from the COVID-19 pandemic, but
job growth trailed many states. Although the commonwealth
has a very large and diverse economic base, its economy
has performed below average for the last decade. The
commonwealth’s unemployment rate began the period
at 7.3% and ended at 5.1%, compared with the 3.8%
national rate. From a budgetary perspective, Pennsylvania
continues to carry a considerable unfunded pension burden.
Pennsylvania’s net tax-supported debt was $1,448 per capita
and 2.3% of personal income, above the $1,039 and 1.9%
national medians, respectively.
3
Independent credit rating
agency Moody’s Investors Service maintained the state’s
general obligation bonds’ Aa3 rating with a stable outlook.
4
The rating reflected Moody’s view of the commonwealth’s
large economic base, stable and healthy level of liquidity
and stronger-than-expected revenue. According to Moody’s,
challenges include relatively high fixed costs and leverage
and slim budget reserves. The stable outlook reflected
Moody’s expectation that the state’s financial challenges will remain manageable.
*
Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Portfolio Composition
2/28/22
% of Total
Investments*
Health Care 23.52%
Education 21.00%
Local 19.87%
Refunded 8.92%
Transportation 8.87%
Utilities 6.26%
Housing 5.29%
Lease 2.44%
Special Tax 1.80%
State General Obligation 1.53%
Other Revenue Bonds 0.50%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
4. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
143
.

Franklin Pennsylvania Tax-Free Income Fund
48
franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Pennsylvania Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Franklin Pennsylvania Tax-Free Income Fund
49
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.56% -4.29%
5-Year +10.53% +1.25%
10-Year +25.87% +1.94%
Advisor
1-Year -0.21% -0.21%
5-Year +11.77% +2.25%
10-Year +27.78% +2.48%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.83% 3.26% 1.49% 2.65%
Advisor 2.13% 3.79% 1.79% 3.19%
See page 51 for Performance Summary footnotes.

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
50
franklintempleton.com
Annual Report
See page 51 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
51
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and Pennsylvania personal income tax rate of 43.87%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of Pennsylvania’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.200894
A1 $0.215971
C $0.159661
R6 $0.229913
Advisor $0.226007
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Pennsylvania Tax-Free Income Fund
52
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $965.50 $3.96 $1,020.76 $4.07 0.81%
A1 $1,000 $966.30 $3.24 $1,021.50 $3.33 0.66%
C $1,000 $964.00 $5.85 $1,018.84 $6.01 1.20%
R6 $1,000 $967.90 $2.45 $1,022.30 $2.52 0.50%
Advisor $1,000 $967.80 $2.74 $1,022.01 $2.82 0.56%

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.92 $11.24 $10.58 $10.52
Income from investment operations
c
:
Net investment income
d
...................................... 0.25 0.27 0.29 0.16
Net realized and unrealized gains (losses) ........................ (0.28) (0.32) 0.67 0.05
Total from investment operations ................................. (0.03) (0.05) 0.96 0.21
Less distributions from:
Net investment income ....................................... (0.25) (0.27) (0.30) (0.15)
Net asset value, end of year .................................... $10.64 $10.92 $11.24 $10.58
Total return
e
................................................ (0.37)% (0.43)% 9.24% 2.09%
Ratios to average net assets
f
Expenses
g
................................................. 0.81% 0.81% 0.81% 0.81%
Net investment income ........................................ 2.23% 2.46% 2.72% 3.12%
Supplemental data
Net assets, end of year (000’s) .................................. $210,355 $173,930 $132,026 $44,516
Portfolio turnover rate ......................................... 17.24% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.90 $11.22 $10.56 $10.58 $10.78
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.29 0.31 0.34 0.37
Net realized and unrealized gains (losses) ........... (0.28) (0.32) 0.67 (0.01) (0.19)
Total from investment operations .................... (0.02) (0.03) 0.98 0.33 0.18
Less distributions from:
Net investment income .......................... (0.26) (0.29) (0.32) (0.35) (0.38)
Net asset value, end of year ....................... $10.62 $10.90 $11.22 $10.56 $10.58
Total return
d
................................... (0.22)% (0.28)% 9.42% 3.18% 1.62%
Ratios to average net assets
Expenses ..................................... 0.66%
e
0.66%
e
0.66%
e
0.66%
e
0.65%
Net investment income ........................... 2.39% 2.64% 2.87% 3.27% 3.39%
Supplemental data
Net assets, end of year (000’s) ..................... $526,131 $582,701 $672,061 $661,250 $737,426
Portfolio turnover rate ............................ 17.24% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.09 $11.42 $10.75 $10.75 $10.95
Income from investment operations
b
:
Net investment income
c
......................... 0.20 0.23 0.26 0.29 0.31
Net realized and unrealized gains (losses) ........... (0.28) (0.33) 0.67 (—)
d
(0.20)
Total from investment operations .................... (0.08) (0.10) 0.93 0.29 0.11
Less distributions from:
Net investment income .......................... (0.20) (0.23) (0.26) (0.29) (0.31)
Net asset value, end of year ....................... $10.81 $11.09 $11.42 $10.75 $10.75
Total return
e
................................... (0.76)% (0.81)% 8.70% 2.74% 1.03%
Ratios to average net assets
Expenses ..................................... 1.20%
f
1.20%
f
1.21%
f
1.21%
f
1.20%
Net investment income ........................... 1.80% 2.05% 2.32% 2.72% 2.84%
Supplemental data
Net assets, end of year (000’s) ..................... $48,833 $67,713 $80,562 $77,216 $105,010
Portfolio turnover rate ............................ 17.24% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.94 $11.26 $10.60 $10.60 $10.84
Income from investment operations
c
:
Net investment income
d
......................... 0.28 0.30 0.33 0.36 0.22
Net realized and unrealized gains (losses) ........... (0.28) (0.32) 0.67 (—)
e
(0.24)
Total from investment operations .................... — (0.02) 1.00 0.36 (0.02)
Less distributions from:
Net investment income .......................... (0.28) (0.30) (0.34) (0.36) (0.22)
Net asset value, end of year ....................... $10.66 $10.94 $11.26 $10.60 $10.60
Total return
f
.................................... (0.08)% (0.15)% 9.53% 3.48% (0.18)%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.54% 0.55% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.52%
h
0.53%
h,i
0.53%
h
0.53%
h
0.51%
Net investment income ........................... 2.51% 2.75% 3.00% 3.40% 3.53%
Supplemental data
Net assets, end of year (000’s) ..................... $28,123 $21,450 $16,971 $12,562 $10,816
Portfolio turnover rate ............................ 17.24% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
For the period August 1, 2017 ( effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.94 $11.26 $10.60 $10.61 $10.81
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.30 0.32 0.36 0.38
Net realized and unrealized gains (losses) ........... (0.29) (0.32) 0.67 (0.01) (0.19)
Total from investment operations .................... (0.02) (0.02) 0.99 0.35 0.19
Less distributions from:
Net investment income .......................... (0.27) (0.30) (0.33) (0.36) (0.39)
Net asset value, end of year ....................... $10.65 $10.94 $11.26 $10.60 $10.61
Total return .................................... (0.21)% (0.18)% 9.50% 3.36% 1.72%
Ratios to average net assets
Expenses ..................................... 0.56%
d
0.56%
d
0.56%
d
0.56%
d
0.55%
Net investment income ........................... 2.48% 2.71% 2.97% 3.37% 3.49%
Supplemental data
Net assets, end of year (000’s) ..................... $178,256 $174,264 $124,881 $90,140 $86,795
Portfolio turnover rate ............................ 17.24% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.4%
Arizona 91.6%
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/31 ................ $ 10,000,000 $ 10,828,372
State Highway Fund, Revenue, 2016, Refunding, 5%, 7/01/36 ................ 8,680,000 9,855,845
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 15,000,000 16,353,632
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 9,535,000 10,382,014
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,293,199
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,201,289
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,730,537
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,772,899
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 977,776
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/46 2,750,000 3,057,107
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/33 ....................................................... 1,000,000 1,174,104
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 1,630,000 1,896,746
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,161,266
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 7,656,217
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 5,484,930
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 1,097,951
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 1,108,719
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 956,086
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 2,783,744
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,594,378
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 348,170
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 438,347
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 895,093
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 3.25%, 7/01/31 .......... 1,550,000 1,528,492
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/32 .......... 330,000 386,275
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/33 .......... 315,000 368,327
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/34 .......... 330,000 358,407
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/35 .......... 365,000 395,963
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/36 .......... 315,000 341,084
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/41 .......... 2,800,000 3,006,924
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/51 .......... 7,000,000 7,401,111
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/61 .......... 15,580,000 16,357,609
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 4%, 2/01/50 ..... 11,595,000 12,669,518
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ 885,000 888,602
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/49 ........................................................ 3,345,000 3,881,104
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/54 ........................................................ 3,240,000 3,745,489
Arizona Sports & Tourism Authority , Revenue , 2012 A , Refunding , 5% , 7/01/36 .....
1,550,000 1,566,990
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,391,502
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,608,165
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,492,390

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University, (continued)
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... $ 14,070,000 $ 15,666,485
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,567,336
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,551,825
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,279,006
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 11,341,240
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,663,835
Revenue, 2019 A, 5%, 7/01/43 ........................................ 2,100,000 2,543,204
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 2,255,048
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,121,526
City of El Mirage , GO , 2012 , AGMC Insured , 5% , 7/01/42 .....................
2,200,000 2,228,104
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 684,985
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 5,000,000 5,633,639
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 740,980
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/45 ........................................................ 7,135,000 8,039,203
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 16,588,530
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 10,115,132
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,193,913
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,503,806
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,598,729
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 6,873,023
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 17,672,913
Utility System, Revenue, 2019 A, 5%, 7/01/43 ............................ 10,000,000 12,019,519
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 17,343,266
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 22,594,074
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/44 ........................ 8,500,000 9,862,122
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,733,228
Excise Tax, Revenue, 2015 A, Refunding, 5%, 7/01/41 ...................... 10,000,000 11,055,595
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,975,524
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,780,913
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 9,918,213
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 2,500,000 2,719,329
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 4,711,664
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,440,631
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,479,704
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 6,828,602
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 9,695,703
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,199,405
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 5,633,214
Water System, Revenue, Junior Lien, 2014 A, Pre-Refunded, 5%, 7/01/39 ....... 10,000,000 10,874,154
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,634,991

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... $ 12,090,000 $ 13,011,555
Glendale Industrial Development Authority ,
Midwestern University, Revenue, 2007, Refunding, 5%, 5/15/31 ............... 3,455,000 3,474,653
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/41 ........... 1,500,000 1,652,858
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... 4,000,000 4,360,906
Glendale Municipal Property Corp. , Revenue , 2012 C , Refunding , 5% , 7/01/38 .....
18,530,000 19,094,283
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,139,161
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 2,262,754
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 2,665,000 3,013,298
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,122,324
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 491,247
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 810,285
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 286,849
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 687,680
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,750,000 3,136,304
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 8,550,000 9,676,346
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,396,265
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,318,900
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,431,638
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,390,345
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 5,749,539
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,128,518
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017 C, Pre-Refunded, 5%, 12/15/47 ..... 3,840,000 4,338,597
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
12/15/32 ....................................................... 1,765,000 1,994,173
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
6/15/37 ........................................................ 2,240,000 2,530,848
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/46 .... 13,770,000 15,377,854
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 11,722,224
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,825,829
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,485,108
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,673,865
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,619,606
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,298,153
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/23 .................... 110,000 113,818
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 97,709
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 105,180
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 84,711
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 91,548
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 127,324
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 116,922
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 461,016
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 368,243
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 617,185

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... $ 1,000,000 $ 1,162,843
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 10,550,146
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 43,693,838
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 3,860,000 4,313,252
Christian Care Obligated Group, Revenue, 2016 C, Pre-Refunded, 5%, 1/01/40 ... 9,740,000 10,883,698
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 15,330,221
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 1,695,000 1,843,079
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,132,147
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,114,933
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,192,640
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 1,996,701
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 4,025,000 4,803,953
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 4,000,000 4,743,868
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 1,600,000 1,559,644
HonorHealth Obligated Group, Revenue, 2021 A, 4%, 9/01/51 ................ 1,000,000 1,111,532
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,534,995
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,233,887
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,622,943
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 14,283,614
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,092,334
a
Public Service Co. of New Mexico, Revenue, 2003 A, Refunding, Mandatory Put,
1.05%, 6/01/22 .................................................. 4,250,000 4,250,408
a
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 6,650,000 6,320,522
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 10,000,000 9,408,973
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011 A , AGMC
Insured , 5.375% , 7/01/30 ............................................ 5,415,000 5,500,353
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,354,890
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,163,396
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 562,398
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,341,418
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,278,108
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,277,209
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,137,707
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,153,489
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,487,412
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 3,051,796
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 4,863,058
Revenue, 2014, Pre-Refunded, 5%, 6/01/44 .............................. 8,005,000 8,672,289
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/38 .................... 4,000,000 4,889,825
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/39 .................... 1,355,000 1,655,789
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,733,540
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 3,081,355
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,232,836
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,761,543

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Pima County Unified School District No. 6 Marana, (continued)
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ $ 2,500,000 $ 2,889,204
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,199,308
Pinal County Electric District No. 3 , Revenue , 2016 , Refunding , 5% , 7/01/35 .......
1,195,000 1,344,644
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,547,107
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 11,261,038
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 11,844,053
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 3,310,000 3,915,105
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 5,605,000 6,620,930
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 6,034,575
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 12,220,220
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 6,372,610
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,071,583
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,493,494
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,354,209
Town of Gilbert , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ......................
10,000,000 11,038,494
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 2,967,565
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 5,892,686
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 8,740,000 9,798,289
University Medical Center Corp. , Banner-University Medical Center Tucson Campus
LLC , Revenue , 2013 , Pre-Refunded , 5.625% , 7/01/36 ...................... 5,000,000 5,300,615
University of Arizona (The) ,
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 6,067,780
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 3,125,858
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 5,895,426
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,410,382
Revenue, 2020 A, Refunding, 4%, 8/01/44 ............................... 11,245,000 12,722,022
908,250,086
Florida 0.1%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 716,134
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 3,073,014
South Carolina 0.3%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,777,926
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,775,942
3,553,868
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 2,411,976
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 3,310,642
5,722,618
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,777,439

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
See Abbreviations on page 176 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 1,900,000 $ 1,830,677
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 6,800,000 6,768,715
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,300,000 3,077,387
11,676,779
U.S. Territories 3.1%
Guam 1.3%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 6,990,962
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,718,396
12,709,358
Puerto Rico 1.8%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,918,235
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 783,660
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 770,000 821,646
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 1,970,000 2,063,949
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 2,790,000 2,975,246
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,050,000 5,342,624
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,290,000 2,382,264
18,287,624
Total U.S. Territories .................................................................... 30,996,982
Total Municipal Bonds (Cost $929,275,438) .....................................
965,766,920
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Arizona 0.4%
c
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.06% , 2/01/48 3,900,000 3,900,000
Total Municipal Bonds (Cost $3,900,000) .......................................
3,900,000
Total Short Term Investments (Cost $3,900,000 ) .................................
3,900,000
a
Total Investments (Cost $933,175,438) 97.8% ...................................
$969,666,920
Other Assets, less Liabilities 2.2% .............................................
22,031,173
Net Assets 100.0% ...........................................................
$991,698,093
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $24,743,910, representing 2.5% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.69 $11.96 $11.32 $11.28
Income from investment operations
c
:
Net investment income
d
...................................... 0.25 0.28 0.31 0.17
Net realized and unrealized gains (losses) ........................ (0.29) (0.27) 0.66 0.04
Total from investment operations ................................. (0.04) 0.01 0.97 0.21
Less distributions from:
Net investment income ....................................... (0.25) (0.28) (0.33) (0.17)
Net asset value, end of year .................................... $11.40 $11.69 $11.96 $11.32
Total return
e
................................................ (0.43)% 0.07% 8.69% 1.89%
Ratios to average net assets
f
Expenses
g
................................................. 0.83% 0.83% 0.84% 0.84%
Net investment income ........................................ 2.08% 2.40% 2.72% 3.14%
Supplemental data
Net assets, end of year (000’s) .................................. $142,935 $119,598 $87,684 $35,153
Portfolio turnover rate ......................................... 14.21% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.68 $11.96 $11.31 $11.32 $11.66
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.30 0.33 0.37 0.37
Net realized and unrealized gains (losses) ........... (0.28) (0.29) 0.67 (0.01) (0.32)
Total from investment operations .................... (0.02) 0.01 1.00 0.36 0.05
Less distributions from:
Net investment income .......................... (0.26) (0.29) (0.35) (0.37) (0.39)
Net asset value, end of year ....................... $11.40 $11.68 $11.96 $11.31 $11.32
Total return
d
................................... (0.19)% 0.13% 8.95% 3.28% 0.38%
Ratios to average net assets
Expenses ..................................... 0.68%
e
0.68%
e
0.69%
e
0.69%
e
0.68%
f
Net investment income ........................... 2.24% 2.57% 2.87% 3.29% 3.23%
Supplemental data
Net assets, end of year (000’s) ..................... $386,962 $422,411 $477,155 $462,925 $521,249
Portfolio turnover rate ............................ 14.21% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.83 $12.11 $11.45 $11.46 $11.79
Income from investment operations
b
:
Net investment income
c
......................... 0.20 0.24 0.27 0.31 0.32
Net realized and unrealized gains (losses) ........... (0.29) (0.29) 0.68 (0.01) (0.33)
Total from investment operations .................... (0.09) (0.05) 0.95 0.30 (0.01)
Less distributions from:
Net investment income .......................... (0.20) (0.23) (0.29) (0.31) (0.32)
Net asset value, end of year ....................... $11.54 $11.83 $12.11 $11.45 $11.46
Total return
d
................................... (0.83)% (0.41)% 8.36% 2.67% (0.10)%
Ratios to average net assets
Expenses ..................................... 1.23%
e
1.22%
e
1.24%
e
1.24%
e
1.23%
f
Net investment income ........................... 1.66% 2.01% 2.32% 2.74% 2.68%
Supplemental data
Net assets, end of year (000’s) ..................... $36,062 $50,968 $66,329 $69,045 $99,811
Portfolio turnover rate ............................ 14.21% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.69 $11.97 $11.32 $11.33 $11.64
Income from investment operations
c
:
Net investment income
d
......................... 0.28 0.32 0.35 0.39 0.23
Net realized and unrealized gains (losses) ........... (0.28) (0.29) 0.66 (0.01) (0.32)
Total from investment operations .................... — 0.03 1.01 0.38 (0.09)
Less distributions from:
Net investment income .......................... (0.28) (0.31) (0.36) (0.39) (0.22)
Net asset value, end of year ....................... $11.41 $11.69 $11.97 $11.32 $11.33
Total return
e
................................... (0.05)% 0.27% 9.09% 3.40% (0.79)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.55% 0.56% 0.56% 0.58% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.54%
g
0.54%
g
0.55%
g
0.55%
g
0.54%
g
Net investment income ........................... 2.38% 2.68% 3.01% 3.43% 3.37%
Supplemental data
Net assets, end of year (000’s) ..................... $23,615 $19,296 $14,297 $8,396 $7,678
Portfolio turnover rate ............................ 14.21% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.68 $11.96 $11.31 $11.32 $11.66
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.31 0.35 0.38 0.39
Net realized and unrealized gains (losses) ........... (0.28) (0.28) 0.66 (—)
d
(0.33)
Total from investment operations .................... — 0.03 1.01 0.38 0.06
Less distributions from:
Net investment income .......................... (0.28) (0.31) (0.36) (0.39) (0.40)
Net asset value, end of year ....................... $11.40 $11.68 $11.96 $11.31 $11.32
Total return .................................... (0.10)% 0.23% 9.06% 3.38% 0.48%
Ratios to average net assets
Expenses ..................................... 0.58%
e
0.58%
e
0.59%
e
0.59%
e
0.58%
f
Net investment income ........................... 2.33% 2.66% 2.97% 3.39% 3.33%
Supplemental data
Net assets, end of year (000’s) ..................... $137,797 $132,696 $115,924 $92,530 $79,093
Portfolio turnover rate ............................ 14.21% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,000,000 $ 2,006,748
Colorado 92.0%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
7,500,000 8,393,864
Adams 12 Five Star Schools , GO , 2016 B , Refunding , 5% , 12/15/36 .............
5,000,000 5,756,630
Adams State University ,
Revenue, 2012, Pre-Refunded, 5%, 5/15/37 .............................. 370,000 373,067
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 635,238
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,691,440
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,365,675
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,966,046
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 15,998,090
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,157,036
Auraria Higher Education Center , Revenue , 2013 A , AGMC Insured , 5% , 4/01/34 ...
6,150,000 6,393,378
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 6,763,911
Revenue, 2013 C, Pre-Refunded, 5%, 3/01/44 ............................ 5,135,000 5,341,504
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,414,934
Revenue, 2015 A, 5%, 3/01/40 ........................................ 3,010,000 3,291,514
Revenue, 2016 B, Pre-Refunded, 5%, 3/01/41 ............................ 1,000,000 1,171,244
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 4,968,314
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 4,806,768
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,528,585
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 11,627,119
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,499,231
a
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 1,440,000 1,508,627
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 1,150,000 1,286,492
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,602,733
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 8,172,359
Central Weld County Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/40 ..
1,000,000 1,147,469
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/50 ........
2,000,000 2,266,608
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,734,183
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,582,784
Revenue, 2021 A, 4%, 8/01/33 ........................................ 1,250,000 1,467,604
Revenue, 2021 A, 4%, 8/01/34 ........................................ 1,000,000 1,172,756
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,268,777
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 5,865,831
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 5,175,486
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,635,278
City of Aurora ,
Water, Revenue, First Lien, 2016, Pre-Refunded, 5%, 8/01/41 ................ 3,000,000 3,460,226
Water, Revenue, First Lien, 2016, Pre-Refunded, 5%, 8/01/46 ................ 5,000,000 5,767,044
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,235,152
Utilities System, Revenue, 2014 A-2, 5%, 11/15/44 ......................... 5,000,000 5,411,463
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/40 ................. 3,000,000 3,350,329
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 2,959,997
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 6,939,491
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 5,925,435
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,682,773

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Commerce City , Revenue , 2016 , AGMC Insured , 5% , 8/01/41 .............
$ 4,000,000 $ 4,520,167
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 16,006,571
City of Grand Junction ,
COP, 2021, 4%, 12/01/40 ............................................ 1,500,000 1,721,204
COP, 2021, 4%, 12/01/45 ............................................ 1,000,000 1,136,209
Revenue, 2020 B, 4%, 3/01/45 ........................................ 1,500,000 1,700,102
Revenue, 2020 B, 4%, 3/01/49 ........................................ 1,240,000 1,398,771
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,298,044
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 425,000 458,326
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 159,680
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 389,378
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 571,309
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,470,471
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 3,570,910
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/26 ....... 195,000 203,993
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/32 ....... 280,000 311,374
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/52 ....... 1,355,000 1,430,343
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/62 ....... 1,600,000 1,652,315
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/46 .................... 345,000 357,096
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/56 .................... 1,000,000 1,025,588
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/61 .................... 2,210,000 2,252,437
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 6,409,702
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 811,703
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,594,993
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 420,968
Westgate Community School, Revenue, 2021 A, Refunding, 4%, 7/01/41 ........ 2,370,000 2,617,993
Windsor Charter Academy Obligated Group, Revenue, 2020, Refunding, 4%, 9/01/50 2,400,000 2,604,764
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 3,229,160
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 6,146,915
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,762,096
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 949,471
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 785,995
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 929,187
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 805,433
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,306,876
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,608,680
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,585,271
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,531,835
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,346,885
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 8,128,295
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 9,990,000 10,765,065
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,402,849
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,795,470
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,632,473
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 6,270,114

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... $ 1,000,000 $ 1,055,144
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,226,755
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,471,910
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 3,074,438
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2017, Pre-
Refunded, 5%, 6/01/47 ............................................ 6,000,000 7,003,985
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,587,012
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 6,766,152
Sanford Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/01/39 .......... 1,000,000 1,109,957
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 10,455,000 12,350,746
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 4,066,412
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,192,647
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,093,059
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,810,615
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 1,035,548
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 1,033,923
Colorado Mesa University ,
Revenue, 2016, 5%, 5/15/45 ......................................... 4,000,000 4,499,992
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,198,379
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,864,307
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 113,153
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,883,533
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,520,401
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,101,437
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 3,059,721
Denver City & County School District No. 1 ,
COP, 2013 C, 5%, 12/15/30 .......................................... 4,000,000 4,251,364
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,482,910
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 14,229,712
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 10,838,140
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 6,026,522
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,746,391
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,193,634
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,664,852
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,916,104
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 356,530
Eagle River Water and Sanitation District , GO , 2016 , 5% , 12/01/45 ..............
1,360,000 1,526,667
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/38
1,000,000 1,138,758
El Paso County School District No. 49 Falcon , COP , 2021 , 4% , 12/15/46 ..........
5,000,000 5,617,473
Erie Farm Metropolitan District ,
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/41 ........................ 575,000 699,083
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/46 ........................ 700,000 842,393
GO, 2021, Refunding, AGMC Insured, 4%, 12/01/51 ........................ 1,200,000 1,325,113

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... $ 520,000 $ 587,660
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 984,714
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 6,038,260
Metropolitan State University of Denver , Revenue , 2016 , 5% , 12/01/45 ...........
4,000,000 4,462,837
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,111,525
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,652,614
Park Creek Metropolitan District ,
Revenue, 2017 A, 5%, 12/01/41 ....................................... 3,000,000 3,289,946
Revenue, 2017 A, 5%, 12/01/46 ....................................... 2,500,000 2,728,453
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 7,644,923
Revenue, Senior Lien, 2018 A, 5%, 12/01/46 ............................. 2,875,000 3,347,498
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 7,623,782
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
550,000 545,232
Prairiestar Metropolitan District No. 2 ,
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/36 ....................... 500,000 608,317
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/41 ....................... 500,000 602,136
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/46 ....................... 500,000 595,545
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 14,272,492
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,696,035
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 619,069
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 1,120,050
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 838,517
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 780,477
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 11,479,528
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 12,579,644
Sales Tax, Revenue, 2021 B, Refunding, 5%, 11/01/29 ...................... 5,000,000 6,184,865
Roaring Fork Transportation Authority , Revenue , 2019 , Refunding , 4% , 12/01/44 ....
1,000,000 1,127,875
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 3,037,473
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
500,000 515,677
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,328,280
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,231,641
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 5,793,045
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,567,930
COP, 2020, Refunding, 4%, 6/15/39 .................................... 1,000,000 1,130,047
COP, 2020, Refunding, 4%, 6/15/41 .................................... 2,550,000 2,868,696
COP, 2020 A, 4%, 12/15/39 .......................................... 2,750,000 3,127,150
University of Colorado, COP, 2013 A, Pre-Refunded, 5%, 11/01/29 ............. 3,105,000 3,306,338
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,288,973
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 521,525
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,322,794
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 5,047,161
Town of Castle Rock ,
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/32 ................ 1,845,000 1,937,705
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/35 ................ 2,775,000 2,914,435

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ $ 1,400,000 $ 1,576,673
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,106,189
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 1,097,543
University of Colorado ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/38 ............................ 5,655,000 6,322,163
Revenue, 2018 B, Pre-Refunded, 5%, 6/01/48 ............................ 5,000,000 6,044,581
Revenue, 2019 B, 5%, 6/01/44 ........................................ 1,930,000 2,316,505
Revenue, 2019 B, Pre-Refunded, 5%, 6/01/44 ............................ 1,455,000 1,786,111
Revenue, 2019 B, Pre-Refunded, 5%, 6/01/49 ............................ 3,295,000 4,057,484
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 426,258
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 537,065
Weld County School District No. 6 Greeley , GO , 2020 , 5% , 12/01/40 .............
8,750,000 10,736,328
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 5,790,736
Weld County School District No. Re-5J , GO , 2021 , 4% , 12/01/45 ................
5,000,000 5,702,333
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 741,294
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 583,859
669,099,824
Florida 0.6%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 4,104,000 4,026,229
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 800,000 716,134
4,742,363
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 2,241,712
Illinois 0.9%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,000,000 3,311,733
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,355,473
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 780,576
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 597,282
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 540,400
6,585,464
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
900,000 971,552
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,400,000 1,310,051
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,400,000 1,308,589
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 698,302
3,316,942
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,900,000 1,762,598
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 2,407,740
4,170,338

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
s
See Abbreviations on page 176 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,400,000 $ 1,309,692
Wisconsin 1.2%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,400,000 1,348,920
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 5,000,000 4,976,997
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 2,400,000 2,238,099
8,564,016
U.S. Territories 1.0%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,753,129
Puerto Rico 0.8%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,270,779
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,060,346
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,670,000 1,780,882
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,485,000 1,544,831
5,656,838
Total U.S. Territories .................................................................... 7,409,967
Total Municipal Bonds (Cost $683,064,570) .....................................
710,418,618
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Colorado 0.2%
b
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.06%, 12/01/29 ................................................. 300,000 300,000
COP, 2008 A-3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.06%, 12/01/31 ................................................. 1,300,000 1,300,000
1,600,000
Total Municipal Bonds (Cost $1,600,000) .......................................
1,600,000
Total Short Term Investments (Cost $1,600,000 ) .................................
1,600,000
a
Total Investments (Cost $684,664,570) 97.9% ...................................
$712,018,618
Other Assets, less Liabilities 2.1% .............................................
15,352,804
Net Assets 100.0% ...........................................................
$727,371,422
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $20,518,872, representing 2.8% of net assets.

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.17 $10.39 $10.05 $10.01
Income from investment operations
c
:
Net investment income
d
...................................... 0.20 0.26 0.29 0.14
Net realized and unrealized gains (losses) ........................ (0.32) (0.22) 0.36 0.04
Total from investment operations ................................. (0.12) 0.04 0.65 0.18
Less distributions from:
Net investment income ....................................... (0.20) (0.26) (0.31) (0.14)
Net asset value, end of year .................................... $9.85 $10.17 $10.39 $10.05
Total return
e
................................................ (1.23)% 0.42% 6.54% 1.86%
Ratios to average net assets
f
Expenses
g
................................................. 0.98% 0.94% 0.93% 0.92%
Net investment income ........................................ 1.95% 2.58% 2.83% 2.98%
Supplemental data
Net assets, end of year (000’s) .................................. $34,084 $28,498 $21,670 $13,765
Portfolio turnover rate ......................................... 23.52% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.16 $10.38 $10.04 $10.08 $10.42
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.28 0.30 0.31 0.32
Net realized and unrealized gains (losses) ........... (0.32) (0.22) 0.36 (0.03) (0.32)
Total from investment operations .................... (0.10) 0.06 0.66 0.28 —
Less distributions from:
Net investment income .......................... (0.22) (0.28) (0.32) (0.32) (0.34)
Net asset value, end of year ....................... $9.84 $10.16 $10.38 $10.04 $10.08
Total return
d
................................... (1.08)% 0.57% 6.70% 2.86% 0.03%
Ratios to average net assets
Expenses ..................................... 0.83%
e
0.79%
e
0.78%
e
0.77%
e
0.74%
Net investment income ........................... 2.12% 2.76% 2.98% 3.13% 3.15%
Supplemental data
Net assets, end of year (000’s) ..................... $119,599 $135,916 $150,081 $160,148 $187,638
Portfolio turnover rate ............................ 23.52% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.24 $10.46 $10.13 $10.16 $10.50
Income from investment operations
b
:
Net investment income
c
......................... 0.16 0.23 0.25 0.26 0.27
Net realized and unrealized gains (losses) ........... (0.32) (0.23) 0.35 (0.02) (0.32)
Total from investment operations .................... (0.16) — 0.60 0.24 (0.05)
Less distributions from:
Net investment income .......................... (0.16) (0.22) (0.27) (0.27) (0.29)
Net asset value, end of year ....................... $9.92 $10.24 $10.46 $10.13 $10.16
Total return
d
................................... (1.62)% 0.02% 5.98% 2.37% (0.52)%
Ratios to average net assets
Expenses ..................................... 1.38%
e
1.34%
e
1.33%
e
1.32%
e
1.29%
Net investment income ........................... 1.58% 2.21% 2.43% 2.58% 2.60%
Supplemental data
Net assets, end of year (000’s) ..................... $7,281 $13,302 $20,421 $26,076 $45,183
Portfolio turnover rate ............................ 23.52% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.16 $10.38 $10.04 $10.08 $10.30
Income from investment operations
c
:
Net investment income
d
......................... 0.23 0.29 0.32 0.33 0.20
Net realized and unrealized gains (losses) ........... (0.32) (0.22) 0.36 (0.03) (0.22)
Total from investment operations .................... (0.09) 0.07 0.68 0.30 (0.02)
Less distributions from:
Net investment income .......................... (0.23) (0.29) (0.34) (0.34) (0.20)
Net asset value, end of year ....................... $9.84 $10.16 $10.38 $10.04 $10.08
Total return
e
................................... (0.91)% 0.71% 6.85% 2.99% (0.19)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.68% 0.70% 0.70% 0.65% 0.77%
Expenses net of waiver and payments by affiliates ....... 0.67%
g
0.66%
g
0.64%
g
0.63%
g
0.60%
Net investment income ........................... 2.27% 2.79% 3.12% 3.27% 3.29%
Supplemental data
Net assets, end of year (000’s) ..................... $1,815 $1,385 $299 $147 $324
Portfolio turnover rate ............................ 23.52% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.15 $10.37 $10.04 $10.08 $10.42
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.29 0.31 0.32 0.33
Net realized and unrealized gains (losses) ........... (0.32) (0.22) 0.35 (0.03) (0.32)
Total from investment operations .................... (0.09) 0.07 0.66 0.29 0.01
Less distributions from:
Net investment income .......................... (0.23) (0.29) (0.33) (0.33) (0.35)
Net asset value, end of year ....................... $9.83 $10.15 $10.37 $10.04 $10.08
Total return .................................... (0.98)% 0.67% 6.71% 2.96% 0.13%
Ratios to average net assets
Expenses ..................................... 0.73%
d
0.69%
d
0.68%
d
0.67%
d
0.64%
Net investment income ........................... 2.22% 2.85% 3.08% 3.23% 3.25%
Supplemental data
Net assets, end of year (000’s) ..................... $20,378 $20,968 $20,024 $19,351 $20,855
Portfolio turnover rate ............................ 23.52% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Connecticut 92.4%
City of Ansonia ,
GO, 2021 A, AGMC Insured, 4%, 2/15/31 ................................ $ 170,000 $ 198,773
GO, 2021 A, AGMC Insured, 4%, 2/15/33 ................................ 100,000 116,236
GO, 2021 A, AGMC Insured, 4%, 2/15/34 ................................ 100,000 116,121
GO, 2021 A, AGMC Insured, 3%, 2/15/37 ................................ 500,000 521,268
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 861,947
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 417,222
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 636,680
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,142,176
City of New Haven ,
GO, 2002 C, NATL Insured, ETM, 5%, 11/01/22 ........................... 25,000 25,093
GO, 2021 A, Refunding, 4%, 8/01/40 ................................... 2,000,000 2,187,880
City of Stamford ,
Water Pollution Control System & Facility, Revenue, 2013 A, 5.25%, 8/15/43 ..... 1,000,000 1,056,555
Water Pollution Control System & Facility, Revenue, 2020 A, 4%, 11/15/45 ....... 1,175,000 1,347,298
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 623,735
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 5,061,826
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 2,019,023
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 935,193
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 980,000 940,483
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013 A , Refunding , 5% ,
1/01/38 ......................................................... 3,000,000 3,091,864
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group, Revenue, D-1, Refunding, 4%, 7/01/46 .. 1,000,000 1,117,842
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 397,467
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 356,767
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 551,863
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 688,798
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 360,941
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 434,622
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 978,644
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,453,780
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,552,385
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 10,198,027
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 1,500,000 1,686,034
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/41 ................... 735,000 783,305
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/51 ................... 1,250,000 1,306,434
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,079,440
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 6,781,545
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 8,986,667
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 4,983,188
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,320,003
Stamford Hospital Obligated Group (The), Revenue, J, Refunding, 5%, 7/01/42 ... 2,500,000 2,535,219
a
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,811,731
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 2,222,302
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,639,526
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,767,283
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/46 .......... 2,000,000 2,219,446
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 2,000,000 2,208,521
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,244,444
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,691,519
Revenue, 2020 D, Refunding, 3%, 11/15/35 .............................. 1,145,000 1,141,460
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 2,348,320

Franklin Tax-Free Trust
Statement of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. $ 5,000,000 $ 5,487,095
South Central Connecticut Regional Water Authority ,
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/39 .......................... 1,500,000 1,635,443
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/44 .......................... 1,615,000 1,760,826
Revenue, Second Series, B-Thirty Second, Refunding, 5%, 8/01/38 ............ 1,720,000 1,960,104
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 5,685,856
GO, 2020 A, 4%, 1/15/38 ............................................ 2,250,000 2,537,050
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 678,659
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,293,842
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,141,461
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,175,191
Special Tax, 2020 A, 5%, 5/01/37 ...................................... 500,000 612,983
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,129,894
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,254,478
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,588,672
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 5,000,000 5,513,871
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/35 ....... 1,000,000 1,101,845
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 3,000,000 3,482,549
Clean Water Fund - State Revolving Fund, Revenue, 2019 A, 4%, 2/01/37 ....... 1,500,000 1,714,928
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 396,008
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 559,119
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 260,565
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 321,886
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 309,351
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,107,616
GO, 2020 A, Refunding, BAM Insured, 5%, 7/01/31 ........................ 1,000,000 1,238,250
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 341,954
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 340,559
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 339,381
Town of Windham , GO , 2020 , Refunding , 4% , 8/15/45 ........................
2,000,000 2,260,848
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 6,590,000 6,942,006
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,134,955
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,147,147
Revenue, 2020 A, 5%, 2/15/39 ........................................ 1,000,000 1,204,941
Revenue, 2020 A, 5%, 2/15/40 ........................................ 1,000,000 1,203,098
Revenue, 2020 A, 5%, 2/15/41 ........................................ 995,000 1,195,456
169,204,783
Florida 0.2%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 447,584
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 583,779
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 1,070,447
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 329,563
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 109,575

Franklin Tax-Free Trust
Statement of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
s
See Abbreviations on page 176 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
$ 230,000 $ 214,224
653,362
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 467,875
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 467,353
935,228
Texas 1.0%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 500,000 463,842
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 732,409
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 616,983
1,813,234
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 467,747
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 400,000 385,406
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 1,300,000 1,294,019
1,679,425
U.S. Territories 2.0%
Puerto Rico 2.0%
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,010,000 2,105,911
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,480,000 1,578,266
3,684,177
Total U.S. Territories .................................................................... 3,684,177
Total Municipal Bonds (Cost $177,821,684) .....................................
180,539,766
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
Connecticut 0.8%
c
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 0.01% , 7/01/36 ........................... 1,400,000 1,400,000
Total Municipal Bonds (Cost $1,400,000) .......................................
1,400,000
Total Short Term Investments (Cost $1,400,000 ) .................................
1,400,000
a
Total Investments (Cost $179,221,684) 99.4% ...................................
$181,939,766
Other Assets, less Liabilities 0.6% .............................................
1,217,042
Net Assets 100.0% ...........................................................
$183,156,808

Franklin Tax-Free Trust
Statement of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a
Security purchased on a when-issued basis. See Note 1(b).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $4,727,235, representing 2.6% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.84 $12.03 $11.31 $11.19
Income from investment operations
c
:
Net investment income
d
...................................... 0.26 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........................ (0.41) (0.19) 0.74 0.12
Total from investment operations ................................. (0.15) 0.09 1.03 0.27
Less distributions from:
Net investment income ....................................... (0.26) (0.28) (0.31) (0.15)
Net asset value, end of year .................................... $11.43 $11.84 $12.03 $11.31
Total return
e
................................................ (1.35)% 0.75% 9.19% 2.46%
Ratios to average net assets
f
Expenses
g
................................................. 0.83% 0.82% 0.82% 0.83%
Net investment income ........................................ 2.16% 2.34% 2.51% 2.86%
Supplemental data
Net assets, end of year (000’s) .................................. $134,390 $107,468 $74,740 $33,739
Portfolio turnover rate ......................................... 22.05% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.82 $12.02 $11.30 $11.25 $11.52
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.30 0.31 0.34 0.36
Net realized and unrealized gains (losses) ........... (0.40) (0.20) 0.73 0.06 (0.26)
Total from investment operations .................... (0.12) 0.10 1.04 0.40 0.10
Less distributions from:
Net investment income .......................... (0.28) (0.30) (0.32) (0.35) (0.37)
Net asset value, end of year ....................... $11.42 $11.82 $12.02 $11.30 $11.25
Total return
d
................................... (1.12)% 0.82% 9.36% 3.59% 0.85%
Ratios to average net assets
Expenses ..................................... 0.68%
e
0.67%
e
0.67%
e
0.68%
e
0.67%
Net investment income ........................... 2.32% 2.51% 2.66% 3.01% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $628,769 $688,038 $731,568 $727,705 $797,935
Portfolio turnover rate ............................ 22.05% 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.02 $12.21 $11.48 $11.43 $11.69
Income from investment operations
b
:
Net investment income
c
......................... 0.21 0.23 0.25 0.28 0.30
Net realized and unrealized gains (losses) ........... (0.41) (0.19) 0.74 0.05 (0.26)
Total from investment operations .................... (0.20) 0.04 0.99 0.33 0.04
Less distributions from:
Net investment income .......................... (0.21) (0.23) (0.26) (0.28) (0.30)
Net asset value, end of year ....................... $11.61 $12.02 $12.21 $11.48 $11.43
Total return
d
................................... (1.73)% 0.35% 8.74% 2.96% 0.36%
Ratios to average net assets
Expenses ..................................... 1.22%
e
1.22%
e
1.22%
e
1.23%
e
1.22%
Net investment income ........................... 1.73% 1.93% 2.11% 2.46% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $43,148 $60,847 $78,321 $80,062 $124,683
Portfolio turnover rate ............................ 22.05% 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.87 $12.07 $11.35 $11.29 $11.53
Income from investment operations
c
:
Net investment income
d
......................... 0.29 0.31 0.33 0.35 0.22
Net realized and unrealized gains (losses) ........... (0.41) (0.20) 0.73 0.07 (0.24)
Total from investment operations .................... (0.12) 0.11 1.06 0.42 (0.02)
Less distributions from:
Net investment income .......................... (0.29) (0.31) (0.34) (0.36) (0.22)
Net asset value, end of year ....................... $11.46 $11.87 $12.07 $11.35 $11.29
Total return
e
................................... (1.06)% 0.96% 9.48% 3.79% (0.21)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.57% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.54%
g
0.53%
g
0.53%
g
0.54%
g
0.53%
Net investment income ........................... 2.44% 2.62% 2.80% 3.15% 3.25%
Supplemental data
Net assets, end of year (000’s) ..................... $11,255 $6,228 $4,153 $3,042 $2,510
Portfolio turnover rate ............................ 22.05% 10.86% 4.08% 11.55% 12.74%
b
For the year ended February 29.
b
For the period August 1, 2017 ( effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.86 $12.06 $11.34 $11.29 $11.55
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.31 0.32 0.35 0.37
Net realized and unrealized gains (losses) ........... (0.40) (0.20) 0.74 0.06 (0.25)
Total from investment operations .................... (0.11) 0.11 1.06 0.41 0.12
Less distributions from:
Net investment income .......................... (0.29) (0.31) (0.34) (0.36) (0.38)
Net asset value, end of year ....................... $11.46 $11.86 $12.06 $11.34 $11.29
Total return .................................... (1.01)% 0.92% 9.44% 3.67% 1.03%
Ratios to average net assets
Expenses ..................................... 0.58%
d
0.57%
d
0.57%
d
0.58%
d
0.57%
Net investment income ........................... 2.41% 2.59% 2.76% 3.11% 3.21%
Supplemental data
Net assets, end of year (000’s) ..................... $107,625 $102,001 $79,717 $63,190 $53,587
Portfolio turnover rate ............................ 22.05% 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.4%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,650,000 $ 2,658,941
Florida 0.6%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 5,256,000 5,156,399
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 900,000 805,650
5,962,049
Illinois 0.5%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 .. 2,500,000 2,618,859
State of Illinois , GO , 2021 A , 4% , 3/01/40 .................................
1,860,000 2,004,953
4,623,812
Michigan 92.4%
Ann Arbor School District , GO , 2015 , Refunding , 5% , 5/01/29 ..................
1,235,000 1,369,146
b
Battle Creek School District , GO , 2022 , 4% , 5/01/47 ......................... 3,000,000 3,453,629
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,162,461
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,227,801
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 753,507
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,714,884
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,538,232
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,644,868
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,583,119
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,715,828
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,146,018
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,065,414
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,139,454
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,727,240
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,164,319
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 1,335,876
Revenue, 2021, Refunding, 4%, 10/01/51 ................................ 1,250,000 1,404,128
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 540,275
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,142,964
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,639,855
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,474,818
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,091
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,110
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/33 ........... 1,125,000 1,204,163
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/34 ........... 1,000,000 1,070,368
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/35 ........... 1,500,000 1,605,551
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 880,000 941,923
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/36 .............. 1,250,000 1,404,876
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,224,819
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,164,206
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 5,788,143
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 1,500,000 1,816,922
Sanitary Sewer System, Revenue, 2020, Refunding, 4%, 1/01/50 .............. 3,440,000 3,832,840
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,434,615
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,789,322
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,746,309

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... $ 2,000,000 $ 2,315,257
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ 2,425,000 2,937,358
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,615,054
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,495,492
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,459,980
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,531,281
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 1,944,268
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
10,000,000 11,820,390
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 587,723
GO, 2017, 5%, 5/01/33 ............................................. 815,000 953,121
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,167,851
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,165,691
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,164,614
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 607,668
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,900,460
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,777,776
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,506,909
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,740,470
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,274,576
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 4,031,189
Elk Rapids Schools , GO , 2021 I , 4% , 5/01/50 ..............................
3,075,000 3,477,015
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,113,551
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,223,151
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,467,997
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,208,354
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,317,026
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,105,022
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 8,270,289
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/51 .........
2,000,000 2,405,951
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,153,222
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,687,952
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,302,323
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,919,930
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 9,767,197
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 4,846,228
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 1,068,751
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 2,127,780
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 831,220
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,108,293
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,274,160
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,290,016
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,453,533
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,352,453
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,210,690
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 6,823,243

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Gull Lake Community School District , GO , 2018 I , 5% , 5/01/48 .................
$ 5,000,000 $ 5,849,264
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,126,784
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,121,161
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,804,317
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 2,900,783
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 2,891,414
Kelloggsville Public Schools ,
GO, 2015, Pre-Refunded, AGMC Insured, 5%, 5/01/33 ...................... 1,045,000 1,163,661
GO, 2015, Pre-Refunded, AGMC Insured, 5%, 5/01/35 ...................... 1,150,000 1,280,583
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 5,608,603
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, 4%, 11/15/45 ................ 1,655,000 1,758,941
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 2,000,000 2,185,135
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 8,820,000 9,419,186
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,365,781
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,363,704
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,364,683
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,255,998
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 2,008,630
L'Anse Creuse Public Schools ,
GO, 2015, Pre-Refunded, 5%, 5/01/30 .................................. 5,560,000 6,191,342
GO, 2015, Pre-Refunded, 5%, 5/01/32 .................................. 5,890,000 6,558,814
GO, 2015, Pre-Refunded, 5%, 5/01/34 .................................. 6,220,000 6,926,285
Lansing Board of Water & Light ,
Revenue, 2019 A, 5%, 7/01/48 ........................................ 10,000,000 11,921,659
Revenue, 2021 A, 5%, 7/01/51 ........................................ 8,000,000 9,916,796
Lansing Community College ,
GO, 2012, Refunding, 5%, 5/01/32 ..................................... 690,000 695,027
GO, 2017, Refunding, 5%, 5/01/32 ..................................... 2,000,000 2,364,320
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,683,676
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,392,103
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,471,829
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 7,500,000 8,706,374
b
Madison District Public Schools , GO , 2022 , 4% , 5/01/46 ...................... 1,080,000 1,225,227
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,226,357
Mattawan Consolidated School District ,
GO, 2015 I, Pre-Refunded, 5%, 5/01/30 ................................. 1,000,000 1,113,551
GO, 2015 I, Pre-Refunded, 5%, 5/01/31 ................................. 1,915,000 2,132,450
GO, 2015 I, Pre-Refunded, 5%, 5/01/32 ................................. 1,110,000 1,236,041
GO, 2015 I, Pre-Refunded, 5%, 5/01/34 ................................. 2,325,000 2,589,005
GO, 2015 I, Pre-Refunded, 5%, 5/01/39 ................................. 3,375,000 3,758,234
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 820,643
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 862,236
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,256,824
Michigan Finance Authority ,
Albion College, Revenue, 2022, Refunding, 4%, 12/01/41 .................... 2,375,000 2,553,094
Albion College, Revenue, 2022, Refunding, 4%, 12/01/46 .................... 3,245,000 3,446,499
Albion College, Revenue, 2022, Refunding, 4%, 12/01/51 .................... 3,415,000 3,609,335

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/32 ....................................................... $ 10,005,000 $ 10,280,546
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/42 ....................................................... 12,000,000 12,308,556
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/28 ..... 5,585,000 5,900,800
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/29 ..... 5,865,000 6,195,757
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/46 ...... 1,750,000 1,911,683
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 861,412
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 1,300,000 1,414,393
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 3,056,742
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 9,751,417
County of Wayne, Revenue, Second Lien, 2020, Refunding, 4%, 11/01/50 ....... 4,000,000 4,467,406
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 11,000,000 12,294,595
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 3,117,807
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 4,829,040
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 24,933,212
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,863,841
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 441,267
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 622,667
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 704,444
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 741,632
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 707,423
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 4,101,952
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 3,238,090
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/42 ........................................................ 745,000 790,085
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 7,248,819
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,212,150
Tobacco Settlement, Revenue, Senior Lien, 2020 A-2, Refunding, 5%, 6/01/40 .... 1,000,000 1,185,880
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 18,509,196
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,750,000 3,129,437
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 332,332
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 22,162,306
Trinity Health Corp. Obligated Group, Revenue, 2022 MI-A, 4%, 12/01/47 ........ 2,500,000 2,790,881
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,295,032
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,302,529
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 14,666,504
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 11,087,597
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,113,718
Revenue, 2019 I, Refunding, 4%, 10/15/49 ............................... 2,500,000 2,795,036
Revenue, 2021, 4%, 10/15/46 ........................................ 5,000,000 5,664,568
Revenue, 2021, 3%, 10/15/51 ........................................ 2,500,000 2,427,310
Revenue, 2021, 4%, 10/15/56 ........................................ 2,500,000 2,829,871
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/32 ............. 5,000,000 5,625,344
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 6,030,461
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 11,383,351
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 5,696,509

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority, (continued)
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ $ 2,065,000 $ 2,087,086
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ 2,285,000 2,309,439
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,642,903
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ 2,250,000 2,273,270
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 15,232,324
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 4,332,151
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 5,049,917
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 2,636,616
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 4,410,748
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 4,416,671
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 9,405,717
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/30 .... 2,000,000 2,298,791
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 7,000,000 7,894,707
Michigan Technological University , Revenue , 2015 A , 5% , 10/01/45 ..............
2,400,000 2,651,816
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,701,436
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,137,796
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,345,885
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,067,142
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,370,228
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,065,510
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,187,986
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 8,094,840
Revenue, 2019, 5%, 3/01/50 ......................................... 3,500,000 4,151,855
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 3,169,978
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/27 .................................. 1,370,000 1,525,565
GO, 2014, Pre-Refunded, 5%, 5/01/28 .................................. 3,040,000 3,385,194
GO, 2014, Pre-Refunded, 5%, 5/01/29 .................................. 3,300,000 3,674,717
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,803,952
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,764,978
Royal Oak Hospital Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/27 .... 3,350,000 3,575,607
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/28 .... 2,500,000 2,666,833
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/39 .... 17,500,000 18,578,830
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 1,992,558
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,470,772
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,407,423
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,124,054
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,339,798
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 387,329
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,738,868
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,672,459
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,787,502

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Trenton Public Schools School District, (continued)
GO, 2018, 5%, 5/01/45 ............................................. $ 11,480,000 $ 13,363,562
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 500,000 481,461
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 538,897
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 1,167,462
University of Michigan ,
Revenue, 2015, Refunding, 5%, 4/01/46 ................................. 2,000,000 2,261,266
Revenue, 2017 A, Refunding, 5%, 4/01/37 ............................... 2,700,000 3,156,623
Revenue, 2017 A, Refunding, 5%, 4/01/42 ............................... 26,635,000 31,093,664
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 5,000,000 5,818,836
Wayne County Airport Authority ,
Revenue, 2021 A, 5%, 12/01/40 ....................................... 3,330,000 4,123,462
Revenue, 2021 A, 5%, 12/01/41 ....................................... 4,670,000 5,773,433
Revenue, 2021 B, 5%, 12/01/46 ....................................... 2,000,000 2,391,629
Detroit Metropolitan Wayne County Airport, Revenue, 2017 B, 5%, 12/01/42 ...... 1,045,000 1,192,438
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 9,118,596
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/33 .............................. 1,500,000 1,639,237
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 5,277,550
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 11,016,238
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,801,607
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,200,513
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,744,900
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,712,818
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,195,920
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 6,042,203
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,694,185
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,210,697
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,230,400
855,054,364
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 531,107
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 558,845
1,089,952
New York 1.1%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,000,000 1,065,570
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,719,017
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 6,700,000 7,291,315
10,075,902
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,800,000 1,684,351
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,800,000 1,682,471
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 931,070
4,297,892

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 2,400,000 $ 2,226,440
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 316,379
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 291,594
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 516,442
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 3,511,287
6,862,142
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,683,889
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,800,000 1,734,326
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 6,300,000 6,271,015
8,005,341
U.S. Territories 2.1%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 2,045,318
Puerto Rico 1.9%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 7,420,000 7,774,059
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 522,440
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,100,000 2,200,149
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 1,515,000 1,582,990
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,020,000 1,079,104
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,900,000 4,057,132
17,215,874
Total U.S. Territories .................................................................... 19,261,192
Total Municipal Bonds (Cost $891,715,704) .....................................
919,575,476
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Michigan 0.1%
c
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.1% , 12/01/33 ................................... 500,000 500,000
Total Municipal Bonds (Cost $500,000) .........................................
500,000
Total Short Term Investments (Cost $500,000 ) ..................................
500,000
a
Total Investments (Cost $892,215,704) 99.5% ...................................
$920,075,476
Other Assets, less Liabilities 0.5% .............................................
5,110,621
Net Assets 100.0% ...........................................................
$925,186,097

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
See Abbreviations on page 176 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $18,848,028, representing 2.0% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.62 $12.82 $12.10 $11.97
Income from investment operations
c
:
Net investment income
d
...................................... 0.23 0.25 0.30 0.16
Net realized and unrealized gains (losses) ........................ (0.42) (0.20) 0.72 0.13
Total from investment operations ................................. (0.19) 0.05 1.02 0.29
Less distributions from:
Net investment income ....................................... (0.23) (0.25) (0.30) (0.16)
Net asset value, end of year .................................... $12.20 $12.62 $12.82 $12.10
Total return
e
................................................ (1.59)% 0.38% 8.56% 2.45%
Ratios to average net assets
f
Expenses
g
................................................. 0.83% 0.83% 0.83% 0.83%
Net investment income ........................................ 1.79% 1.96% 2.42% 2.81%
Supplemental data
Net assets, end of year (000’s) .................................. $193,021 $160,623 $96,802 $39,129
Portfolio turnover rate ......................................... 19.81% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.61 $12.82 $12.09 $12.07 $12.27
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.27 0.32 0.35 0.35
Net realized and unrealized gains (losses) ........... (0.42) (0.21) 0.73 0.02 (0.20)
Total from investment operations .................... (0.17) 0.06 1.05 0.37 0.15
Less distributions from:
Net investment income .......................... (0.25) (0.27) (0.32) (0.35) (0.35)
Net asset value, end of year ....................... $12.19 $12.61 $12.82 $12.09 $12.07
Total return
d
................................... (1.44)% 0.45% 8.82% 3.16% 1.23%
Ratios to average net assets
Expenses ..................................... 0.69%
e
0.68%
e
0.68%
e
0.68%
e
0.66%
Net investment income ........................... 1.94% 2.13% 2.57% 2.96% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $506,601 $583,105 $606,559 $588,878 $657,415
Portfolio turnover rate ............................ 19.81% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.76 $12.97 $12.23 $12.21 $12.40
Income from investment operations
b
:
Net investment income
c
......................... 0.17 0.20 0.25 0.29 0.29
Net realized and unrealized gains (losses) ........... (0.43) (0.21) 0.75 0.02 (0.20)
Total from investment operations .................... (0.26) (0.01) 1.00 0.31 0.09
Less distributions from:
Net investment income .......................... (0.17) (0.20) (0.26) (0.29) (0.28)
Net asset value, end of year ....................... $12.33 $12.76 $12.97 $12.23 $12.21
Total return
d
................................... (2.05)% (0.10)% 8.23% 2.56% 0.74%
Ratios to average net assets
Expenses ..................................... 1.23%
e
1.23%
e
1.23%
e
1.23%
e
1.21%
Net investment income ........................... 1.36% 1.57% 2.02% 2.41% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $81,058 $109,387 $138,417 $148,269 $203,925
Portfolio turnover rate ............................ 19.81% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.64 $12.84 $12.11 $12.09 $12.40
Income from investment operations
c
:
Net investment income
d
......................... 0.27 0.29 0.34 0.37 0.22
Net realized and unrealized gains (losses) ........... (0.43) (0.20) 0.73 0.02 (0.32)
Total from investment operations .................... (0.16) 0.09 1.07 0.39 (0.10)
Less distributions from:
Net investment income .......................... (0.27) (0.29) (0.34) (0.37) (0.21)
Net asset value, end of year ....................... $12.21 $12.64 $12.84 $12.11 $12.09
Total return
e
................................... (1.28)% 0.60% 8.97% 3.30% (0.80)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.54% 0.55% 0.55% 0.56% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.53%
g
0.53%
g
0.53%
g
0.53%
g
0.51%
Net investment income ........................... 2.10% 2.26% 2.72% 3.11% 3.02%
Supplemental data
Net assets, end of year (000’s) ..................... $16,571 $13,889 $9,693 $7,177 $8,342
Portfolio turnover rate ............................ 19.81% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.63 $12.83 $12.11 $12.09 $12.28
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.28 0.33 0.37 0.37
Net realized and unrealized gains (losses) ........... (0.42) (0.20) 0.73 0.02 (0.19)
Total from investment operations .................... (0.16) 0.08 1.06 0.39 0.18
Less distributions from:
Net investment income .......................... (0.26) (0.28) (0.34) (0.37) (0.37)
Net asset value, end of year ....................... $12.21 $12.63 $12.83 $12.11 $12.09
Total return .................................... (1.34)% 0.63% 8.83% 3.26% 1.41%
Ratios to average net assets
Expenses ..................................... 0.58%
d
0.58%
d
0.58%
d
0.58%
d
0.56%
Net investment income ........................... 2.04% 2.22% 2.67% 3.06% 2.97%
Supplemental data
Net assets, end of year (000’s) ..................... $266,255 $244,156 $203,230 $156,683 $160,199
Portfolio turnover rate ............................ 19.81% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.2%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... $ 6,192,000 $ 6,074,662
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,100,000 1,879,851
7,954,513
Minnesota 91.8%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 30,993,079
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,649,383
GO, 2018 A, 3.375%, 2/01/43 ......................................... 6,020,000 6,255,949
Becker Independent School District No. 726 ,
GO, 2022 A, Zero Cpn ., 2/01/41 ....................................... 1,000,000 586,302
GO, 2022 A, Zero Cpn ., 2/01/42 ....................................... 1,000,000 565,601
GO, 2022 A, Zero Cpn ., 2/01/43 ....................................... 1,700,000 928,472
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 1,312,197
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,389,614
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 11,596,962
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 2,069,397
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,247,766
Centennial Independent School District No. 12 ,
GO, 2015 A, Refunding, Zero Cpn ., 2/01/32 .............................. 1,450,000 1,066,068
GO, 2015 A, Refunding, Zero Cpn ., 2/01/34 .............................. 1,600,000 1,077,744
GO, 2015 A, Refunding, Zero Cpn ., 2/01/35 .............................. 350,000 225,781
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 1,089,431
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 1,266,830
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,624,889 10,405,851
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,481,026
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,823,388
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 5,181,123
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 9,664,368
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/38 ................. 6,405,000 7,362,776
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 11,133,496
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 7,065,139
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,315,704
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,333,414
City of Plymouth ,
GO, 2020 A, 2%, 2/01/31 ............................................ 1,790,000 1,766,911
GO, 2020 A, 2%, 2/01/32 ............................................ 2,080,000 2,035,285
GO, 2020 A, 2%, 2/01/33 ............................................ 2,125,000 2,038,465
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,067,626
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,276,013
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 10,400,680
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 5,875,134
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 13,808,884
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/35 .................... 5,000,000 6,849,393
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... 4,200,000 5,841,735
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,549,356

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ $ 12,310,000 $ 13,273,815
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 5,210,675
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,088,067
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,087,793
City of Virginia ,
GO, 2020 A, AGMC Insured, 4%, 2/01/36 ................................ 1,000,000 1,101,618
GO, 2020 A, AGMC Insured, 4%, 2/01/40 ................................ 1,160,000 1,270,999
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,982,699
County of Hennepin ,
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,284,371
GO, 2019 B, 5%, 12/15/36 ........................................... 12,680,000 15,428,764
GO, 2020 A-2, 5%, 12/01/35 ......................................... 1,390,000 1,750,003
GO, 2021 A, 5%, 12/01/32 ........................................... 4,640,000 6,002,067
GO, 2021 A, 5%, 12/01/35 ........................................... 5,675,000 7,298,725
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 460,000 460,438
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 3,092,493
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,038,702
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 1,032,907
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,258,659
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 18,628,895
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 15,248,365
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 167,306
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 172,402
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 824,933
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ 400,000 467,689
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 503,838
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 540,547
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 608,820
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 729,740
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 579,273
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ 425,000 472,847
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 444,515
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 416,326
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 443,096
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 276,335

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. $ 1,015,000 $ 1,116,405
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,097,153
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 4,095,459
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,635,199
GO, 2015 B, Refunding, 4%, 2/01/25 ................................... 3,450,000 3,696,655
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,901,532
GO, 2021 C, Zero Cpn ., 2/01/29 ....................................... 1,870,000 1,578,131
GO, 2021 C, Zero Cpn ., 2/01/30 ....................................... 1,275,000 1,044,476
GO, 2021 C, Zero Cpn ., 2/01/31 ....................................... 1,325,000 1,053,484
GO, 2021 C, Zero Cpn ., 2/01/32 ....................................... 1,080,000 832,282
GO, 2021 C, Zero Cpn ., 2/01/33 ....................................... 1,075,000 801,295
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,701,232
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
6,130,000 6,434,709
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,207,319
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,434,261
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,769,746
GO, 2018 A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,652,084
GO, 2018 A, Zero Cpn ., 2/01/40 ....................................... 4,685,000 2,538,427
Hennepin County Regional Railroad Authority ,
GO, 2019 A, 5%, 12/01/35 ........................................... 4,480,000 5,419,181
GO, 2019 A, 5%, 12/01/36 ........................................... 5,220,000 6,308,588
Hermantown Independent School District No. 700 , GO , 2014 A , Pre-Refunded , 4% ,
2/01/29 ......................................................... 2,310,000 2,430,219
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 5,860,033
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,544,073
Jordan Independent School District No. 717 ,
GO, 2014 A, Refunding, 5%, 2/01/31 ................................... 1,460,000 1,514,138
GO, 2014 A, Refunding, 5%, 2/01/32 ................................... 2,000,000 2,073,977
GO, 2014 A, Refunding, 5%, 2/01/33 ................................... 1,700,000 1,763,037
GO, 2014 A, Refunding, 5%, 2/01/34 ................................... 1,805,000 1,871,931
GO, 2014 A, Refunding, 5%, 2/01/35 ................................... 1,000,000 1,037,081
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 945,909
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
4,085,000 3,608,561
Mankato Independent School District No. 77 , GO , 2020 A , 4% , 2/01/41 ...........
1,385,000 1,559,950
Maple River Independent School District No. 2135 ,
GO, 2020 A, 4%, 2/01/45 ............................................ 6,000,000 6,783,353
GO, 2020 A, 4%, 2/01/50 ............................................ 10,000,000 11,260,639
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,469,008
GO, 2019 A, 3%, 3/01/29 ............................................ 6,400,000 6,733,067
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 4,170,633
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 3,714,921
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 3,691,149
Minneapolis Special School District No. 1 , GO , 2017 B , 5% , 2/01/30 .............
2,590,000 3,090,577
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,576,999
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,297,220
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,623,067
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 22,540,008
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 17,637,388
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 3,911,981
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,134,985

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. $ 900,000 $ 985,208
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 143,592
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/37 ................. 125,000 143,413
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 375,405
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 335,965
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/30 ............... 320,000 366,918
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/31 ............... 270,000 308,889
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 290,840
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 272,656
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 401,981
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/36 ............... 210,000 217,391
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 258,277
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 256,797
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/39 ............... 220,000 247,526
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/40 ............... 310,000 348,203
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 2,600,000 2,666,952
St. Olaf College, Revenue, 2021, 4%, 10/01/50 ........................... 7,545,000 8,394,449
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,631,172
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 543,038
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,529,804
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,920,509
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 824,214
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 823,522
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 3,260,000 3,903,652
University of St. Thomas, Revenue, 2019, 4%, 10/01/44 ..................... 2,745,000 3,042,564
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,683,132
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,233,044
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,122,563
Revenue, 2020 B, 4%, 8/01/39 ........................................ 2,055,000 2,354,814
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 3,180,000 3,225,984
Revenue, 2020 D, 4%, 8/01/41 ........................................ 1,000,000 1,142,330
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,000,000 1,140,050
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 1,975,000 1,934,447
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 2,770,000 2,770,743
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,225,000 2,058,323
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 970,000 917,117
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,420,000 3,184,433
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,400,000 3,105,673
Revenue, 2021 B, GNMA Insured, 2.5%, 7/01/51 .......................... 3,990,000 3,594,159
Revenue, 2021 D, Refunding, GNMA Insured, 2%, 7/01/36 ................... 5,845,000 5,490,244
Revenue, 2021 D, Refunding, GNMA Insured, 2.45%, 1/01/52 ................ 11,685,000 10,377,832
Revenue, 2021 H, 2.55%, 1/01/46 ..................................... 4,000,000 3,655,866
Revenue, 2022 A, GNMA Insured, 2.75%, 7/01/42 ......................... 2,680,000 2,622,665
Revenue, 2022 A, GNMA Insured, 2.9%, 1/01/45 .......................... 1,290,000 1,263,795
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,344,736
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,274,069
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,060,157
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,090,644
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,095,027
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 5,057,261
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,228,838

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
$ 17,010,000 $ 18,305,696
Minnesota State Colleges And Universities Foundation , Revenue , 2012 A , Refunding ,
5% , 10/01/22 ..................................................... 1,410,000 1,444,789
b
Minnetonka Independent School District No. 276 , COP , 2022 A , 4% , 2/01/52 ....... 1,850,000 2,002,614
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 9,160,810
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 6,141,616
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 24,353,786
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,228,151
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 907,722
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,477,762
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 9,674,288
GO, 2018 B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 11,679,948
GO, 2018 B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,512,624
GO, 2018 B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 4,271,721
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,626,440
Robbinsdale Independent School District No. 281 , GO , 2021 A , 5% , 2/01/31 .......
1,910,000 2,349,460
Rochester Independent School District No. 535 ,
GO, 2020 A, 4%, 2/01/28 ............................................ 4,300,000 4,900,694
GO, 2020 A, 4%, 2/01/29 ............................................ 6,565,000 7,453,238
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 4,276,714
GO, 2018 A, 4%, 2/01/34 ............................................ 9,535,000 10,357,208
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,944,112
GO, 2016 B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,756,216
GO, 2016 B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 3,133,954
GO, 2016 B, Zero Cpn ., 2/01/39 ....................................... 3,020,000 1,747,237
South Washington County Independent School District No. 833 , GO , 2016 C , 4% ,
2/01/29 ......................................................... 5,260,000 5,729,921
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/23 ....................... 4,000,000 3,965,373
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/26 ....................... 5,395,000 5,045,076
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/27 ....................... 6,600,000 6,033,403
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 10,323,254
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,530,290
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 849,214
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 678,597
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 738,542
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,034,085
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,224,399
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,406,627
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,691,796
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,419,974
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,046,885
GO, 2018 A, 3.5%, 2/01/41 ........................................... 6,350,000 6,442,578
St. Paul Independent School District No. 625 , GO , 2013 B , Refunding , 5% , 2/01/24 ..
2,925,000 3,033,895
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,171,029
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 307,890
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 722,558

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. $ 3,615,000 $ 3,892,900
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 15,676,423
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 4,859,665
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 6,033,238
GO, 2019 A, 5%, 8/01/29 ............................................ 10,000,000 12,379,931
GO, 2019 A, 5%, 8/01/38 ............................................ 3,540,000 4,332,895
Revenue, 2012 B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,008,041
Revenue, 2012 B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,005,713
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 8,892,316
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 1,027,680
University of Minnesota ,
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,787,005
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 5,612,185
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 8,081,334
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,651,053
Revenue, 2017 A, 5%, 9/01/42 ........................................ 4,410,000 5,155,607
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,611,446
Revenue, 2019 A, 5%, 4/01/39 ........................................ 1,805,000 2,182,124
Revenue, 2019 A, 5%, 4/01/41 ........................................ 6,045,000 7,288,839
Revenue, 2019 A, 5%, 4/01/44 ........................................ 8,505,000 10,227,851
Virginia Independent School District No. 706 ,
Rock Ridge Independent School District No. 2909, GO, 2019 A, 5%, 2/01/30 ..... 3,600,000 4,300,274
Rock Ridge Independent School District No. 2909, GO, 2019 A, 3%, 2/01/40 ..... 3,295,000 3,414,061
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... 2,470,000 1,897,903
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... 2,470,000 1,838,951
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 1,021,936
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,658,782
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,074,320
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,948,097
Western Minnesota Municipal Power Agency ,
Revenue, 2012 A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,161,320
Revenue, 2012 A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,482,900
Revenue, 2012 A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,239,489
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,635,591
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 11,870,000 12,694,051
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,370,514
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,283,111
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 5,877,178
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 223,108
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 167,258
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 139,245
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 300,111
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 431,433
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 697,246
975,871,781
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,100,000 1,965,077
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,100,000 1,962,883

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 3,500,000 $ 3,258,743
7,186,703
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,800,000 2,597,513
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 199,778
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 248,271
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 275,538
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 4,012,899
7,333,999
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,964,537
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,100,000 2,023,380
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 7,500,000 7,465,495
9,488,875
U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,800,000 1,906,168
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 775,000 809,782
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,890,000 3,027,824
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,500,000 1,599,594
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,675,000 1,772,058
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,575,000 3,719,038
12,834,464
Total U.S. Territories .................................................................... 12,834,464
Total Municipal Bonds (Cost $996,597,209) .....................................
1,022,634,872
a a a a

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
s
Short Term Investments 0.7%
a a
Principal
Amount
a
Value
Municipal Bonds 0.7%
Minnesota 0.7%
c
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , B-2 , LOC JPMorgan Chase Bank NA , Daily VRDN and
Put , 0.06% , 11/15/35 ............................................... $ 7,400,000 $ 7,400,000
Total Municipal Bonds (Cost $7,400,000) .......................................
7,400,000
Total Short Term Investments (Cost $7,400,000 ) .................................
7,400,000
a
Total Investments (Cost $1,003,997,209) 96.9% ..................................
$1,030,034,872
Other Assets, less Liabilities 3.1% .............................................
33,470,683
Net Assets 100.0% ...........................................................
$1,063,505,555
See Abbreviations on page 176 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $25,167,495, representing 2.4% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.90 $13.20 $12.49 $12.38
Income from investment operations
c
:
Net investment income
d
...................................... 0.25 0.30 0.35 0.17
Net realized and unrealized gains (losses) ........................ (0.36) (0.30) 0.71 0.11
Total from investment operations ................................. (0.11) — 1.06 0.28
Less distributions from:
Net investment income ....................................... (0.25) (0.30) (0.35) (0.17)
Net asset value, end of year .................................... $12.54 $12.90 $13.20 $12.49
Total return
e
................................................ (0.90)% 0.02% 8.60% 2.30%
Ratios to average net assets
f
Expenses
g
................................................. 0.81% 0.80% 0.81% 0.80%
Net investment income ........................................ 1.94% 2.31% 2.69% 2.88%
Supplemental data
Net assets, end of year (000’s) .................................. $315,516 $261,661 $160,174 $75,132
Portfolio turnover rate ......................................... 24.59% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.90 $13.20 $12.49 $12.46 $12.56
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.33 0.37 0.38 0.38
Net realized and unrealized gains (losses) ........... (0.36) (0.31) 0.71 0.03 (0.10)
Total from investment operations .................... (0.09) 0.02 1.08 0.41 0.28
Less distributions from:
Net investment income .......................... (0.27) (0.32) (0.37) (0.38) (0.38)
Net asset value, end of year ....................... $12.54 $12.90 $13.20 $12.49 $12.46
Total return
d
................................... (0.75)% 0.17% 8.76% 3.34% 2.26%
Ratios to average net assets
Expenses ..................................... 0.66%
e
0.65%
e
0.66%
e
0.65%
e
0.64%
Net investment income ........................... 2.10% 2.49% 2.84% 3.03% 3.02%
Supplemental data
Net assets, end of year (000’s) ..................... $850,932 $929,798 $996,280 $985,590 $1,090,194
Portfolio turnover rate ............................ 24.59% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.08 $13.38 $12.66 $12.63 $12.72
Income from investment operations
b
:
Net investment income
c
......................... 0.20 0.25 0.30 0.31 0.32
Net realized and unrealized gains (losses) ........... (0.37) (0.30) 0.72 0.03 (0.10)
Total from investment operations .................... (0.17) (0.05) 1.02 0.34 0.22
Less distributions from:
Net investment income .......................... (0.20) (0.25) (0.30) (0.31) (0.31)
Net asset value, end of year ....................... $12.71 $13.08 $13.38 $12.66 $12.63
Total return
d
................................... (1.36)% (0.37)% 8.16% 2.72% 1.75%
Ratios to average net assets
Expenses ..................................... 1.20%
e
1.20%
e
1.21%
e
1.20%
e
1.19%
Net investment income ........................... 1.52% 1.92% 2.29% 2.48% 2.47%
Supplemental data
Net assets, end of year (000’s) ..................... $125,479 $169,258 $203,367 $215,045 $308,088
Portfolio turnover rate ............................ 24.59% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.91 $13.22 $12.50 $12.47 $12.73
Income from investment operations
c
:
Net investment income
d
......................... 0.29 0.34 0.38 0.39 0.23
Net realized and unrealized gains (losses) ........... (0.36) (0.31) 0.73 0.03 (0.26)
Total from investment operations .................... (0.07) 0.03 1.11 0.42 (0.03)
Less distributions from:
Net investment income .......................... (0.29) (0.34) (0.39) (0.39) (0.23)
Net asset value, end of year ....................... $12.55 $12.91 $13.22 $12.50 $12.47
Total return
e
................................... (0.61)% 0.31% 8.90% 3.47% (0.24)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.54% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.52%
g
0.51%
g
0.52%
g
0.51%
g
0.50%
Net investment income ........................... 2.23% 2.59% 2.98% 3.17% 3.16%
Supplemental data
Net assets, end of year (000’s) ..................... $21,433 $16,977 $10,638 $6,942 $7,847
Portfolio turnover rate ............................ 24.59% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.91 $13.21 $12.50 $12.47 $12.57
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.34 0.38 0.39 0.40
Net realized and unrealized gains (losses) ........... (0.37) (0.30) 0.71 0.03 (0.10)
Total from investment operations .................... (0.08) 0.04 1.09 0.42 0.30
Less distributions from:
Net investment income .......................... (0.28) (0.34) (0.38) (0.39) (0.40)
Net asset value, end of year ....................... $12.55 $12.91 $13.21 $12.50 $12.47
Total return .................................... (0.65)% 0.27% 8.86% 3.43% 2.36%
Ratios to average net assets
Expenses ..................................... 0.56%
d
0.55%
d
0.56%
d
0.55%
d
0.54%
Net investment income ........................... 2.20% 2.58% 2.94% 3.13% 3.12%
Supplemental data
Net assets, end of year (000’s) ..................... $299,002 $295,666 $243,913 $179,427 $170,329
Portfolio turnover rate ............................ 24.59% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.2%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 2,800,000 $ 2,809,447
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 9,144,000 8,970,721
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,200,000 1,969,368
10,940,089
Illinois 0.5%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,500,000 2,759,778
GO, 2017 C, 5%, 11/01/29 ........................................... 1,500,000 1,714,740
GO, 2017 D, 5%, 11/01/26 ........................................... 3,000,000 3,392,340
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 540,400
8,407,258
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/36 ....................................... 1,500,000 1,643,622
Revenue, 2020 AA, 5%, 6/15/36 ....................................... 4,000,000 4,733,765
Revenue, 2020 AA, 4%, 6/15/40 ....................................... 2,000,000 2,173,110
8,550,497
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 4% , 11/15/40 ..........
7,500,000 8,123,838
Ohio 91.9%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 5,390,703
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,337,387
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,073,392
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 7,500,000 8,342,809
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,561,873
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,350,084
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 4,109,314
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 3,946,778
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 21,149,805
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,210,716
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 7,191,797
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,025,298
Berkshire Local School District , GO , 2021 , Refunding , 3% , 10/01/56 .............
735,000 726,920
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 4,095,000 4,206,984
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 3,891,922
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 10,718,128
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 8,323,145
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,749,093
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 7,921,640
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,196,826
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 10,195,917
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 43,215,000 38,902,610
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 3,245,000 3,410,103

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ $ 100,000 $ 113,010
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 152,613
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 208,864
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 219,725
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 230,822
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 236,153
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 247,177
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 252,297
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 268,628
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 273,918
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 999,075
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 1,103,929
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn ., 12/01/32 ............................ 3,955,000 3,074,756
GO, 2005, NATL Insured, Zero Cpn ., 12/01/33 ............................ 2,000,000 1,511,262
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/22 ................... 1,905,000 1,889,395
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/23 ................... 1,905,000 1,855,214
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/24 ................... 1,905,000 1,817,598
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 17,949,592
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 10,087,226
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 5,752,558
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 7,318,373
City of Cleveland ,
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,058,372
GO, 2012, 5%, 12/01/30 ............................................. 35,000 35,987
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,155,573
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 1,122,836
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,224,420
City of Columbus ,
GO, 2014 A, 5%, 2/15/25 ............................................ 5,000,000 5,369,514
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 5,846,827
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 8,493,452
GO, 2021 A, 5%, 4/01/34 ............................................ 5,000,000 6,296,619
GO, 2021 A, 5%, 4/01/38 ............................................ 5,000,000 6,269,682
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 15,977,327
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 5,725,410
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,178,905
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,444,127

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Marysville, (continued)
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... $ 9,370,000 $ 9,885,772
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,425,000 4,880,509
b
City of Mount Vernon ,
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/37 ..... 995,000 1,057,039
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/52 ..... 1,675,000 1,741,409
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,967,179
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
19,395,000 20,220,994
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,983,306
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 678,686
Revenue, B-2, NATL Insured, Zero Cpn ., 11/15/38 ......................... 10,000,000 6,154,052
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,233,514
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,232,106
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,709,243
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,030,040
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
5,000,000 5,666,785
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 738,561
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 801,457
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 114,258
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 798,191
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 113,822
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 800,000 909,125
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 562,011
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 2,237,350
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 844,665
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 2,133,479
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 8,227,352
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 23,093,647
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/35 .......... 2,000,000 2,184,726
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 2,140,000 2,332,868
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,633,512
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 867,536
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 1,156,380
GO, 2020 A, Refunding, 3%, 12/01/37 .................................. 1,610,000 1,680,939
Revenue, 2015, Pre-Refunded, 5%, 12/01/25 ............................. 500,000 533,813
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 3,033,604
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,480,477
Nationwide Children's Hospital, Inc., Revenue, 2017 A, Refunding, 4%, 11/01/44 .. 7,050,000 7,741,627
b
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/36 .......... 2,640,000 2,794,621
b
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 13,000,000 13,634,335
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 6,930,953
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 6,000,000 7,140,613
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 8,544,357
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,075,000 5,655,047

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. $ 6,965,000 $ 8,598,405
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 1,000,000 1,257,310
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/33 .................. 1,500,000 1,884,135
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/34 .................. 2,200,000 2,760,337
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 1,000,000 1,253,475
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 5,722,938
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 2,210,000 2,399,813
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 14,123,414
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 3%, 8/01/40 5,975,000 6,044,120
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 1,130,081
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/51 2,000,000 2,226,242
Premier Health Partners Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 5,456,746
County of Ross , Adena Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 12/01/49 ............................................ 5,000,000 5,889,837
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,677,640
Cuyahoga Community College District , Revenue , 2012 D , Refunding , 5% , 8/01/32 ..
2,310,000 2,349,876
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 6,302,670
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 397,777
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,469,240
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 905,916
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,277,379
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,357,137
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 11,326,690
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 6,264,396
Fairborn City School District , GO , 2021 A , 3% , 12/01/50 ......................
8,065,000 8,251,068
Franklin City School District , GO , 2021 A , 3% , 11/01/57 .......................
8,000,000 8,139,690
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 22,032,050
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 15,287,312
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,215,859
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,560,439
Great Oaks Career Campuses Board of Education , COP , 2021 , 3% , 12/01/44 ......
1,455,000 1,496,015
Highland Local School District , GO , 2018 A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 12,624,659
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 10,815,327
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/38 ................................. 2,465,000 2,819,191
COP, 2020, BAM Insured, 4%, 12/01/40 ................................. 1,435,000 1,635,553
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 20,244,529
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,443,442
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,477,645
JobsOhio Beverage System , Revenue, Senior Lien , 2013 A , Pre-Refunded , 5% ,
1/01/38 ......................................................... 26,010,000 26,907,894
Lakewood City School District , GO , 2014 A , Pre-Refunded , 5% , 11/01/43 .........
10,895,000 11,202,449
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,347,180
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,444,966

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Lancaster City School District , GO , 2012 , Pre-Refunded , 5% , 10/01/49 ...........
$ 460,000 $ 471,322
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,108,555
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,718,767
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 12,167,085
Miami University ,
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,514,011
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,782,837
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,716,626
Revenue, 2021 A, Refunding, 5%, 9/01/32 ............................... 1,070,000 1,357,772
Revenue, 2021 A, Refunding, 5%, 9/01/33 ............................... 1,055,000 1,336,259
Revenue, 2021 A, Refunding, 5%, 9/01/34 ............................... 1,035,000 1,309,449
Revenue, 2021 A, Refunding, 5%, 9/01/36 ............................... 1,370,000 1,728,038
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 23,576,508
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,712,544
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 15,500,250
Milford Exempt Village School District ,
GO, 2022, 4%, 12/01/47 ............................................. 1,200,000 1,353,868
GO, 2022, 4%, 12/01/51 ............................................. 1,350,000 1,518,155
New Albany Community Authority ,
Revenue, 2012 C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,124,857
Revenue, 2012 C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,280,101
New Albany Plain Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/49 ....
10,000,000 10,240,570
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 76,694
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 138,076
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 114,760
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 129,297
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 489,295
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 483,172
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 6,051,210
Revenue, 2014, Pre-Refunded, 4%, 11/15/49 ............................. 2,260,000 2,423,470
Revenue, 2014, Pre-Refunded, 4%, 11/15/49 ............................. 1,295,000 1,386,882
Revenue, 2014, 4%, 11/15/49 ........................................ 2,445,000 2,569,495
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,228,289
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 4,797,308
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 6,555,517
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 5,475,347
Northwest Local School District , GO , 2015 , Pre-Refunded , 5% , 12/01/45 ..........
3,760,000 4,010,885
Norwood City School District ,
GO, 2017 A, Pre-Refunded, 5%, 11/01/46 ............................... 5,000,000 5,727,908
GO, 2017 A, Pre-Refunded, 5.25%, 11/01/51 ............................. 7,645,000 8,835,029
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
6,340,000 7,101,649
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp., Revenue, 2009 B, Mandatory Put, 1.375%, 11/01/24 ... 1,875,000 1,831,909
Ohio Valley Electric Corp., Revenue, 2009 C, Mandatory Put, 1.5%, 11/04/25 ..... 2,000,000 1,938,597
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , Pre-
Refunded , AGMC Insured , 5.25% , 12/01/23 .............................. 235,000 235,831
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,860,267
Denison University, Revenue, 2012, Refunding, 5%, 11/01/26 ................. 1,445,000 1,455,528
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 4,283,284
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/42 .............. 5,000,000 5,452,838

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/47 .............. $ 15,960,000 $ 17,227,538
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/52 .............. 16,000,000 17,183,176
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,732,431
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,522,142
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 3,238,844
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 10,500,000 11,860,881
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,433,929
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 5,000,000 5,390,632
Otterbein Homes Obligated Group, Revenue, 2021 B, Refunding, 4%, 7/01/46 .... 1,085,000 1,186,577
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/37 .............. 1,050,000 1,142,074
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/38 .............. 1,055,000 1,144,149
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/39 .............. 1,105,000 1,195,889
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/40 .............. 1,225,000 1,324,385
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/41 .............. 1,275,000 1,373,948
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/46 .............. 1,975,000 2,112,982
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 13,016,735
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 150,000 176,251
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 496,985
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 487,250
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 666,631
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 411,183
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 157,052
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 603,519
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,205,775
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 1,010,104
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,380,945
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 534,713
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ 500,000 505,559
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 277,678
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 325,228
Ohio Housing Finance Agency , Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 ....
565,000 545,882
Ohio State University (The) , Revenue , 2014 A , 4% , 12/01/30 ...................
4,325,000 4,637,021
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 39,201,007
Revenue, Junior Lien, 2013 A-1, Refunding, 5.25%, 2/15/33 .................. 4,200,000 4,373,521
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn ., 2/15/38 ............. 3,665,000 2,354,336
Revenue, Junior Lien, 2013 A-2, Zero Cpn ., 2/15/43 ........................ 10,485,000 5,490,382
b
Revenue, Junior Lien, 2022 A, Refunding, 5%, 2/15/39 ...................... 5,000,000 6,164,516
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 7,974,733
Ohio Water Development Authority ,
Revenue, 2021 A, 5%, 12/01/36 ....................................... 2,000,000 2,542,212
Revenue, 2021 A, 5%, 12/01/37 ....................................... 1,750,000 2,223,758
Revenue, 2021 A, 5%, 12/01/38 ....................................... 2,750,000 3,484,801
Revenue, 2021 A, 5%, 12/01/39 ....................................... 1,500,000 1,897,077
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 15,000,000 18,340,022
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 6/01/33 ............. 7,250,000 9,056,367
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 6,186,865
Water Pollution Control Loan Fund, Revenue, 2020 B, 4%, 12/01/37 ............ 14,160,000 16,524,013
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 16,331,943
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 524,472
Perrysburg Exempted Village School District , GO , 2015 , 5% , 12/01/38 ............
3,225,000 3,543,465
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 13,219,230
GO, 2014, Refunding, Zero Cpn ., 12/01/40 ............................... 6,000,000 3,709,211
GO, 2014, Refunding, Zero Cpn ., 12/01/41 ............................... 6,000,000 3,594,019

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
$ 2,000,000 $ 2,159,792
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,386,489
South-Western City School District , GO , 2019 A , 4% , 12/01/48 .................
3,500,000 3,911,526
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 6,133,917
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,417,921
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,359,426
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 11,285,312
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 12,798,904
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 7,882,778
GO, 2021 A, 5%, 5/01/40 ............................................ 2,675,000 3,350,974
GO, 2021 A, 5%, 6/15/41 ............................................ 2,380,000 2,984,089
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,198,011
GO, V, 5%, 5/01/34 ................................................ 4,000,000 4,788,565
GO, W, 5%, 5/01/32 ................................................ 1,035,000 1,290,028
GO, W, 5%, 5/01/33 ................................................ 1,600,000 1,992,295
GO, W, 5%, 5/01/35 ................................................ 1,125,000 1,396,130
Revenue, 2021 A, 5%, 2/01/31 ........................................ 2,900,000 3,672,041
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 10,607,470
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/33 ........................................................ 2,415,000 3,064,160
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/34 ........................................................ 2,425,000 3,073,594
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/38 .......... 1,000,000 1,248,570
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,246,167
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,380,872
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 931,600
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 1,101,219
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 960,596
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 4,931,588
d
Summit County Development Finance Authority , City of Akron , Revenue , 2022 ,
4% , 5/15/46 ...................................................... 5,585,000 5,997,845
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
5,500,000 5,704,840
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,500,000 7,385,191
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 10,691,114
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,404,461
Toledo City School District , GO , 2012 B , Pre-Refunded , 5% , 12/01/32 ............
7,830,000 8,076,578
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 401,121
Revenue, 2021 A, 3%, 5/15/51 ........................................ 1,160,000 1,092,641
ParkUToledo , Inc., Revenue, 2021, 4%, 1/01/46 ........................... 1,625,000 1,701,680
ParkUToledo , Inc., Revenue, 2021, 4%, 1/01/51 ........................... 2,840,000 2,961,952
ParkUToledo , Inc., Revenue, 2021, 4%, 1/01/57 ........................... 6,000,000 6,232,288
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,765,734
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 6,796,703
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 12,509,586
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 14,922,168
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 6,756,359
University of Cincinnati ,
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 6,678,000
Revenue, 2018 A, Refunding, 4%, 6/01/48 ............................... 10,000,000 10,964,259

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Upper Arlington City School District , GO , 2018 A , 5% , 12/01/48 .................
$ 13,000,000 $ 15,537,859
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,812,399
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 2,077,479
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/41 .......... 2,075,000 2,113,166
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/55 .......... 3,500,000 3,504,986
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 4,084,389
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/41 .......... 570,000 578,722
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/53 .......... 1,375,000 1,362,709
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 506,119
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,390,949
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,850,724
Warrensville Heights City School District ,
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 506,080
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 206,344
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 1,926,008
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,608,137
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,680,570
GO, 2020 A, 4%, 12/01/56 ........................................... 3,500,000 3,779,847
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,460,701
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 11,324,170
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,655,433
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/31 ...
1,000,000 1,248,196
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 8,014,771
1,481,315,743
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 3,200,000 2,994,402
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 3,200,000 2,991,060
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,979,422
8,964,884
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,805,607
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,989,038
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 300,000 293,352
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 938,986
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 6,019,349
11,240,725
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,993,581

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 3,100,000 $ 2,986,895
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 11,000,000 10,949,392
13,936,287
U.S. Territories 0.5%
Puerto Rico 0.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 1,058,983
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,060,346
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 835,904
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 540,000 563,057
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,870,000 1,994,161
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 800,000 838,173
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 940,000 977,873
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 534,530
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/35 .. 235,000 283,990
8,147,017
Total U.S. Territories .................................................................... 8,147,017
Total Municipal Bonds (Cost $1,516,506,764) ...................................
1,567,234,973
a a a a
Short Term Investments 2.8%
Municipal Bonds 2.8%
Ohio 2.8%
e
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010 C , LOC Bank of
Montreal , Daily VRDN and Put , 0.08% , 6/01/34 ........................... 45,600,000 45,600,000
Total Municipal Bonds (Cost $45,600,000) ......................................
45,600,000
Total Short Term Investments (Cost $45,600,000 ) ................................
45,600,000
a
Total Investments (Cost $1,562,106,764) 100.0% ................................
$1,612,834,973
Other Assets, less Liabilities (0.0)%
†
...........................................
(472,535)
Net Assets 100.0% ...........................................................
$1,612,362,438

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
See Abbreviations on page 176 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $34,881,447, representing 2.2% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.73 $12.00 $11.37 $11.30
Income from investment operations
c
:
Net investment income
d
...................................... 0.23 0.26 0.30 0.16
Net realized and unrealized gains (losses) ........................ (0.28) (0.27) 0.64 0.07
Total from investment operations ................................. (0.05) (0.01) 0.94 0.23
Less distributions from:
Net investment income ....................................... (0.23) (0.26) (0.31) (0.16)
Net asset value, end of year .................................... $11.45 $11.73 $12.00 $11.37
Total return
e
................................................ (0.48)% (0.07)% 8.39% 2.09%
Ratios to average net assets
f
Expenses
g
................................................. 0.80% 0.80% 0.80% 0.80%
Net investment income ........................................ 1.93% 2.20% 2.58% 3.05%
Supplemental data
Net assets, end of year (000’s) .................................. $251,006 $218,010 $162,664 $62,119
Portfolio turnover rate ......................................... 19.83% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.72 $11.99 $11.36 $11.37 $11.60
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.28 0.32 0.36 0.37
Net realized and unrealized gains (losses) ........... (0.28) (0.27) 0.64 (0.01) (0.22)
Total from investment operations .................... (0.03) 0.01 0.96 0.35 0.15
Less distributions from:
Net investment income .......................... (0.25) (0.28) (0.33) (0.36) (0.38)
Net asset value, end of year ....................... $11.44 $11.72 $11.99 $11.36 $11.37
Total return
d
................................... (0.33)% 0.08% 8.56% 3.13% 1.29%
Ratios to average net assets
Expenses ..................................... 0.65%
e
0.65%
e
0.65%
e
0.65%
e
0.64%
Net investment income ........................... 2.08% 2.37% 2.73% 3.20% 3.22%
Supplemental data
Net assets, end of year (000’s) ..................... $731,732 $805,688 $866,593 $843,042 $932,929
Portfolio turnover rate ............................ 19.83% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.91 $12.19 $11.54 $11.55 $11.77
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.22 0.26 0.30 0.32
Net realized and unrealized gains (losses) ........... (0.28) (0.29) 0.66 (0.01) (0.22)
Total from investment operations .................... (0.10) (0.07) 0.92 0.29 0.10
Less distributions from:
Net investment income .......................... (0.18) (0.21) (0.27) (0.30) (0.32)
Net asset value, end of year ....................... $11.63 $11.91 $12.19 $11.54 $11.55
Total return
d
................................... (0.79)% (0.63)% 8.05% 2.51% 0.80%
Ratios to average net assets
Expenses ..................................... 1.19%
e
1.19%
e
1.20%
e
1.20%
e
1.19%
Net investment income ........................... 1.50% 1.80% 2.18% 2.65% 2.67%
Supplemental data
Net assets, end of year (000’s) ..................... $72,237 $98,075 $127,898 $128,133 $175,054
Portfolio turnover rate ............................ 19.83% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.73 $12.00 $11.37 $11.38 $11.66
Income from investment operations
c
:
Net investment income
d
......................... 0.26 0.29 0.33 0.38 0.23
Net realized and unrealized gains (losses) ........... (0.28) (0.27) 0.64 (0.02) (0.29)
Total from investment operations .................... (0.02) 0.02 0.97 0.36 (0.06)
Less distributions from:
Net investment income .......................... (0.26) (0.29) (0.34) (0.37) (0.22)
Net asset value, end of year ....................... $11.45 $11.73 $12.00 $11.37 $11.38
Total return
e
................................... (0.12)% 0.12% 8.69% 3.24% (0.50)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.52% 0.52% 0.53% 0.53% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.52%
g,h
0.52%
g,h
0.52%
g
0.52%
g
0.51%
Net investment income ........................... 2.21% 2.49% 2.86% 3.33% 3.35%
Supplemental data
Net assets, end of year (000’s) ..................... $26,269 $22,928 $19,823 $13,308 $13,217
Portfolio turnover rate ............................ 19.83% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.73 $12.01 $11.37 $11.38 $11.61
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.29 0.33 0.37 0.39
Net realized and unrealized gains (losses) ........... (0.27) (0.28) 0.65 (0.01) (0.23)
Total from investment operations .................... (0.01) 0.01 0.98 0.36 0.16
Less distributions from:
Net investment income .......................... (0.26) (0.29) (0.34) (0.37) (0.39)
Net asset value, end of year ....................... $11.46 $11.73 $12.01 $11.37 $11.38
Total return .................................... (0.15)% 0.09% 8.75% 3.22% 1.38%
Ratios to average net assets
Expenses ..................................... 0.55%
d
0.55%
d
0.55%
d
0.55%
d
0.54%
Net investment income ........................... 2.18% 2.45% 2.83% 3.30% 3.32%
Supplemental data
Net assets, end of year (000’s) ..................... $181,163 $171,322 $145,073 $107,253 $101,300
Portfolio turnover rate ............................ 19.83% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.2%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 3,500,000 $ 3,511,809
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,342,751
Illinois 0.4%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 5,000,000 5,315,274
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 531,107
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,000,000 1,098,546
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 1,000,000 1,188,093
Revenue, 2020 AA, 4%, 6/15/40 ....................................... 2,000,000 2,173,110
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 1,000,000 1,076,105
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 931,408
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 1,000,000 1,069,967
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,499,341
9,567,677
New York 0.5%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 800,000 863,601
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 4,700,000 5,060,890
5,924,491
Oregon 92.4%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ 1,325,000 1,347,370
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,762,475
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,849,774
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn ., 6/15/31 ...........
1,000,000 819,643
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,207,778
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 2,070,763
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,173,930
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,282,767
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,389,547
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,508,333
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,627,197
City of Eugene ,
Electric Utility System, Revenue, 2017, 5%, 8/01/47 ........................ 3,580,000 4,090,827
Electric Utility System, Revenue, 2020 A, 4%, 8/01/45 ...................... 4,170,000 4,752,651
Electric Utility System, Revenue, 2020 A, 4%, 8/01/49 ...................... 2,500,000 2,835,229
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,614,844
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 2,500,000 2,734,086
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/26 ................. 335,000 372,696
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/27 ................. 1,195,000 1,353,085
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/29 ................. 1,315,000 1,534,103
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/30 ................. 1,385,000 1,638,174
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/31 ................. 1,450,000 1,737,405
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/33 ................. 1,600,000 1,913,857
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/34 ................. 500,000 551,783
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/35 ................. 490,000 539,691
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/37 ................. 1,270,000 1,394,820

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/38 ................. $ 3,960,000 $ 4,340,426
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/40 ................. 1,715,000 1,871,300
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,390,000 1,395,214
City of Portland ,
Tax Allocation, 2012 B, Refunding, 5%, 6/15/22 ........................... 1,035,000 1,048,079
Tax Allocation, 2012 C, 5%, 6/15/28 .................................... 1,000,000 1,012,198
Tax Allocation, 2012 C, 5%, 6/15/30 .................................... 1,000,000 1,011,673
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 6,712,448
City of Tigard ,
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/42 ........................ 15,915,000 16,203,154
Water, Revenue, 2015, 5%, 8/01/45 .................................... 23,545,000 25,921,663
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 883,749
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,161,183
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,450,110
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn ., 6/15/40 ....................................... 10,000,000 4,902,439
GO, 2017 A, Zero Cpn ., 6/15/41 ....................................... 17,030,000 7,958,945
GO, 2017 A, Zero Cpn ., 6/15/42 ....................................... 16,625,000 7,405,363
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 9,342,242
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 11,655,762
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 2,082,558
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn ., 6/15/37 ............................................. 12,130,000 8,275,200
GO, Zero Cpn ., 6/15/38 ............................................. 12,495,000 8,238,897
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,461,107
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,148,179
Coos County School District No. 13 North Bend , GO , 2002 , AGMC Insured , 5% ,
6/15/22 ......................................................... 55,000 55,196
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,929,349
County of Crook , GO , 2022 , Zero Cpn ., 12/01/46 ............................
15,000,000 14,174,652
County of Yamhill ,
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/24 .............. 750,000 797,406
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/28 .............. 875,000 978,390
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/31 .............. 990,000 1,134,532
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/36 .............. 1,350,000 1,533,742
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/41 .............. 1,505,000 1,687,798
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/46 .............. 1,005,000 1,108,927
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/51 .............. 2,830,000 3,107,295
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/40 ................ 7,010,000 8,253,871
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 4,703,868
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 8,503,753
Deschutes County Hospital Facilities Authority ,
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/49 ...... 5,160,000 5,781,849
St. Charles Health System, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/48 ...... 8,440,000 9,330,073
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,747,256
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 7,214,636
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 7,833,468
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 7,225,598
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn ., 6/15/40 ....................................... 705,000 411,523

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Jackson County School District No. 6 Central Point, (continued)
GO, 2019 B, Zero Cpn ., 6/15/41 ....................................... $ 710,000 $ 397,817
GO, 2019 B, Zero Cpn ., 6/15/42 ....................................... 610,000 328,302
GO, 2019 B, Zero Cpn ., 6/15/43 ....................................... 820,000 424,114
GO, 2019 B, Zero Cpn ., 6/15/44 ....................................... 1,115,000 553,483
GO, 2019 B, Zero Cpn ., 6/15/45 ....................................... 985,000 470,676
GO, 2019 B, Zero Cpn ., 6/15/46 ....................................... 1,190,000 544,173
GO, 2019 B, Zero Cpn ., 6/15/47 ....................................... 1,170,000 514,716
GO, 2019 B, Zero Cpn ., 6/15/48 ....................................... 1,320,000 558,678
GO, 2019 B, Zero Cpn ., 6/15/49 ....................................... 1,270,000 517,157
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 3,000,000 3,153,431
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,482,113
Klamath County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/29 .................................. 1,155,000 1,214,071
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,095,000 1,151,002
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,000,000 1,051,144
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,122,099
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, Refunding, 5%, 6/15/30 ................................... 3,175,000 3,616,687
GO, 2014 A, Pre-Refunded, 5%, 6/15/33 ................................ 2,115,000 2,431,225
GO, 2014 A, Pre-Refunded, 5%, 6/15/36 ................................ 2,000,000 2,299,031
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
5,000,000 5,343,457
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,557,037
Marion County School District No. 103 Woodburn ,
GO, 2015, Pre-Refunded, 5%, 6/15/33 .................................. 2,930,000 3,269,690
GO, 2015, Pre-Refunded, 5%, 6/15/34 .................................. 3,200,000 3,570,993
GO, 2015, Pre-Refunded, 5%, 6/15/35 .................................. 2,075,000 2,315,566
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 4,500,000 5,358,507
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,565,165
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,795,998
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 8,643,407
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 12,430,732
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 9,181,894
GO, 2019 A, Zero Cpn ., 6/15/39 ....................................... 9,500,000 5,469,946
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn ., 6/15/24 ....................................... 1,640,000 1,589,922
GO, 2012 B, Zero Cpn ., 6/15/25 ....................................... 1,325,000 1,260,210
GO, 2012 B, Zero Cpn ., 6/15/26 ....................................... 2,585,000 2,409,598
GO, 2012 B, Zero Cpn ., 6/15/27 ....................................... 2,655,000 2,420,102
GO, 2012 B, Zero Cpn ., 6/15/28 ....................................... 2,495,000 2,216,951
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,595,000 2,246,825
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 1,885,000 1,588,501
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 2,030,000 1,660,821
GO, 2012 B, Zero Cpn ., 6/15/32 ....................................... 2,000,000 1,592,127
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO, 2020, Refunding, 4%, 6/15/38 ..................................... 1,050,000 1,218,852
GO, 2020, Refunding, 4%, 6/15/39 ..................................... 2,250,000 2,597,725
GO, 2020, Refunding, 5%, 6/15/50 ..................................... 24,655,000 29,957,726
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 440,000 476,678
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 560,000 607,332

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon City School District No. 62, (continued)
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... $ 780,000 $ 845,020
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 990,000 1,073,677
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 550,000 595,847
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 700,000 759,166
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 23,732,112
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2017 A , 5% , 7/01/42 .................................. 10,000,000 11,708,232
Oregon State Facilities Authority ,
a
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,405,000 1,434,098
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,742,764
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 4,153,899
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 8,971,038
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,447,560
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 8,742,161
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 253,300
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,659,682
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 9,690,363
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,174,751
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 35,120,000 37,685,881
Oregon State Lottery ,
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/28 ............................ 5,800,000 6,055,803
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/32 ............................ 5,000,000 5,220,520
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 13,745,695
Port of Portland ,
Airport, Revenue, Twenty-Eight, 5%, 7/01/29 ............................. 6,455,000 7,711,000
Airport, Revenue, Twenty-Eight, 5%, 7/01/52 ............................. 10,000,000 12,109,613
Airport, Revenue, Twenty-Five A, 5%, 7/01/49 ............................ 12,425,000 14,710,639
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 16,250,000 19,019,653
Airport, Revenue, Twenty-Four A, 5%, 7/01/47 ............................ 4,700,000 5,353,462
Airport, Revenue, Twenty-Four B, 5%, 7/01/47 ............................ 9,395,000 10,608,695
Airport, Revenue, Twenty-Seven A, 5%, 7/01/38 ........................... 10,000,000 11,974,313
Airport, Revenue, Twenty-Six A, Refunding, 5%, 7/01/33 .................... 1,150,000 1,415,066
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/37 .................... 600,000 678,492
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/40 .................... 500,000 560,391
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/37 .................... 800,000 973,882
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/40 .................... 675,000 814,592
Airport, Revenue, Twenty-Six C, Refunding, 5%, 7/01/28 .................... 1,300,000 1,526,435
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 555,000 618,824
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 554,316
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,480,190
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 2,962,649
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,095,190
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/23 .... 105,000 108,952
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/24 .... 110,000 116,779
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/25 .... 130,000 140,815
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/26 .... 135,000 148,664
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/27 .... 260,000 290,172
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/28 .... 310,000 350,647
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/29 .... 260,000 280,568
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/30 .... 195,000 210,404
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/31 .... 200,000 215,972
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/32 .... 185,000 200,304

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/40 .... $ 1,540,000 $ 1,653,405
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/47 .... 1,000,000 1,061,074
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/57 .... 1,500,000 1,569,071
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 45,145,634
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn ., 6/15/30 ....................................... 8,500,000 7,133,696
GO, 2020 C, 4%, 6/15/37 ............................................ 5,000,000 5,765,159
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,213,831
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,802,436
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,328,952
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 2,908,443
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,058,509
GO, 2015 M, Pre-Refunded, 5%, 8/01/45 ................................ 3,315,000 3,724,425
GO, 2015 O, Pre-Refunded, 5%, 8/01/40 ................................ 7,005,000 7,870,166
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 11,571,002
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 17,473,470
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 6,016,498
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 30,695,366
GO, 2020 E, Refunding, 5%, 6/01/39 ................................... 1,785,000 2,210,249
GO, 2020 E, Refunding, 5%, 6/01/40 ................................... 1,640,000 2,027,488
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,809,216
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 15,448,309
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 30,000,000 36,779,172
Department of Transportation, Revenue, Sub. Lien, 2020 A, 5%, 11/15/40 ....... 25,000,000 31,207,195
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 19,150,000 19,365,554
Housing & Community Services Department, Revenue, 2019 A, 2.9%, 7/01/43 .... 13,820,000 14,002,421
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,397,907
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 3,002,565
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/37 ............................ 11,000,000 11,236,981
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 6,757,550
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 8,131,814
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 8,621,811
Revenue, 2018 A, Pre-Refunded, 5%, 9/01/48 ............................ 18,505,000 21,988,792
Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%, 9/01/41 ................... 18,650,000 21,603,602
Umatilla County School District No. 16R Pendleton , GO , 2014 A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,397,252
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ 20,000,000 21,936,192
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 13,109,015
Revenue, 2020 A, 5%, 4/01/50 ........................................ 20,000,000 24,204,078
a
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 297,093
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 300,000 356,185
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 1,150,000 1,363,805
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 1,200,000 1,415,514
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 10,951,244
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 6,986,857
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014 B, Pre-Refunded, 5%, 6/15/33 ................................ 8,000,000 8,687,729

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington & Multnomah Counties School District No. 48J Beaverton, (continued)
GO, 2014 B, Pre-Refunded, 5%, 6/15/34 ................................ $ 11,000,000 $ 11,945,627
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 11,650,260
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 11,628,281
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/38 ....................................... 2,350,000 1,366,285
GO, 2018 A, Zero Cpn ., 6/15/39 ....................................... 3,275,000 1,819,227
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,545,000 2,181,397
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 2,490,000 2,070,996
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 3,140,000 2,531,488
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,828,539
1,166,504,655
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,500,000 2,339,376
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,500,000 2,336,766
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,793,209
7,469,351
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 3,061,355
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 297,426
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 300,909
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 4,213,544
7,873,234
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 2,338,735
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,400,000 2,312,434
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 8,600,000 8,560,434
10,872,868
U.S. Territories 1.5%
Puerto Rico 1.5%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,113,701
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,376,677
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,060,346
c
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 7,040,000 7,295,200
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,149,368
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,057,946

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 400,000 $ 416,116
18,469,354
Total U.S. Territories .................................................................... 18,469,354
Total Municipal Bonds (Cost $1,191,746,771) ...................................
1,239,190,199
a a a a
a
Total Investments (Cost $1,191,746,771) 98.2% ..................................
$1,239,190,199
Other Assets, less Liabilities 1.8% .............................................
23,216,914
Net Assets 100.0% ...........................................................
$1,262,407,113
See Abbreviations on page 176 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $37,725,196, representing 3.0% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
See Note 7 regarding credit risk and defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
a
Year Ended February 28, Year Ended
February 28,
2019
b
2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $9.89 $10.11 $9.73 $9.74
Income from investment operations
c
:
Net investment income
d
...................................... 0.20 0.26 0.29 0.16
Net realized and unrealized gains (losses) ........................ (0.25) (0.23) 0.39 (0.01)
Total from investment operations ................................. (0.05) 0.03 0.68 0.15
Less distributions from:
Net investment income ....................................... (0.20) (0.25) (0.30) (0.16)
Net asset value, end of year .................................... $9.64 $9.89 $10.11 $9.73
Total return
e
................................................ (0.56)% 0.32% 7.14% 1.59%
Ratios to average net assets
f
Expenses
g
................................................. 0.81% 0.81% 0.82% 0.83%
Net investment income ........................................ 2.00% 2.59% 2.98% 3.40%
Supplemental data
Net assets, end of year (000’s) .................................. $175,896 $146,124 $105,032 $52,673
Portfolio turnover rate ......................................... 36.04% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.89 $10.11 $9.73 $9.78 $10.12
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.27 0.31 0.34 0.35
Net realized and unrealized gains (losses) ........... (0.25) (0.23) 0.39 (0.04) (0.32)
Total from investment operations .................... (0.03) 0.04 0.70 0.30 0.03
Less distributions from:
Net investment income .......................... (0.22) (0.26) (0.32) (0.35) (0.37)
Net asset value, end of year ....................... $9.64 $9.89 $10.11 $9.73 $9.78
Total return
d
................................... (0.41)% 0.47% 7.29% 3.17% 0.31%
Ratios to average net assets
Expenses ..................................... 0.66%
e
0.67%
e
0.67%
e
0.68%
e
0.66%
Net investment income ........................... 2.16% 2.77% 3.13% 3.55% 3.49%
Supplemental data
Net assets, end of year (000’s) ..................... $644,308 $709,450 $772,506 $784,367 $860,737
Portfolio turnover rate ............................ 36.04% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.02 $10.24 $9.86 $9.91 $10.24
Income from investment operations
b
:
Net investment income
c
......................... 0.16 0.22 0.26 0.30 0.30
Net realized and unrealized gains (losses) ........... (0.25) (0.23) 0.39 (0.05) (0.31)
Total from investment operations .................... (0.09) (0.01) 0.65 0.25 (0.01)
Less distributions from:
Net investment income .......................... (0.16) (0.21) (0.27) (0.30) (0.32)
Net asset value, end of year ....................... $9.77 $10.02 $10.24 $9.86 $9.91
Total return
d
................................... (0.95)% (0.08)% 6.64% 2.56% (0.15)%
Ratios to average net assets
Expenses ..................................... 1.21%
e
1.21%
e
1.22%
e
1.23%
e
1.21%
Net investment income ........................... 1.60% 2.21% 2.58% 3.00% 2.94%
Supplemental data
Net assets, end of year (000’s) ..................... $63,426 $104,823 $146,042 $173,240 $245,520
Portfolio turnover rate ............................ 36.04% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
a
Year Ended February 28, Year Ended
February 28,
2018
b
2022 2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.90 $10.12 $9.75 $9.80 $10.06
Income from investment operations
c
:
Net investment income
d
......................... 0.23 0.28 0.32 0.36 0.21
Net realized and unrealized gains (losses) ........... (0.24) (0.22) 0.38 (0.04) (0.25)
Total from investment operations .................... (0.01) 0.06 0.70 0.32 (0.04)
Less distributions from:
Net investment income .......................... (0.23) (0.28) (0.33) (0.37) (0.22)
Net asset value, end of year ....................... $9.66 $9.90 $10.12 $9.75 $9.80
Total return
e
................................... (0.17)% 0.61% 7.32% 3.30% (0.43)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.56% 0.55% 0.55% 0.57% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.52%
g
0.53%
g
0.53%
g
0.54%
g
0.52%
Net investment income ........................... 2.29% 2.86% 3.27% 3.69% 3.63%
Supplemental data
Net assets, end of year (000’s) ..................... $5,802 $4,300 $2,905 $2,282 $2,085
Portfolio turnover rate ............................ 36.04% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
a
Year Ended February 28,
2022 2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.90 $10.12 $9.75 $9.80 $10.13
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.28 0.32 0.36 0.36
Net realized and unrealized gains (losses) ........... (0.24) (0.23) 0.38 (0.05) (0.31)
Total from investment operations .................... (0.01) 0.05 0.70 0.31 0.05
Less distributions from:
Net investment income .......................... (0.23) (0.27) (0.33) (0.36) (0.38)
Net asset value, end of year ....................... $9.66 $9.90 $10.12 $9.75 $9.80
Total return .................................... (0.21)% 0.57% 7.28% 3.27% 0.51%
Ratios to average net assets
Expenses ..................................... 0.56%
d
0.56%
d
0.57%
d
0.58%
d
0.56%
Net investment income ........................... 2.26% 2.85% 3.23% 3.65% 3.59%
Supplemental data
Net assets, end of year (000’s) ..................... $106,979 $105,603 $98,190 $81,595 $79,153
Portfolio turnover rate ............................ 36.04% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2022
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.6%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... $ 5,688,000 $ 5,580,213
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,000,000 895,167
6,475,380
Illinois 0.7%
b
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 2,923,400
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 2,000,000 2,095,087
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 1,500,000 1,791,846
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 540,400
7,350,733
New Jersey 0.7%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 1,073,946
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 2,000,000 2,376,186
Revenue, 2020 AA, 4%, 6/15/37 ....................................... 1,000,000 1,094,029
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,240,000 2,626,819
7,170,980
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 7,000,000 7,589,186
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 5,750,000 6,207,135
13,796,321
Pennsylvania 88.6%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/36 ........................................ 10,000,000 12,014,327
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 3,346,718
Allegheny County Higher Education Building Authority ,
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/40 . 2,115,000 2,379,457
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/41 . 3,000,000 3,369,659
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,109,784
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,418,713
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
7,000,000 8,317,044
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/32 ................................. 760,000 925,928
Revenue, 2022, Refunding, 5%, 5/01/33 ................................. 800,000 972,727
Revenue, 2022, Refunding, 5%, 5/01/34 ................................. 1,050,000 1,276,348
Revenue, 2022, Refunding, 5%, 5/01/35 ................................. 1,400,000 1,698,269
Revenue, 2022, Refunding, 5%, 5/01/36 ................................. 1,500,000 1,810,163
Revenue, 2022, Refunding, 5%, 5/01/42 ................................. 8,875,000 10,565,656
Avon Grove School District Chester County ,
GO, 2021 A, 4%, 11/15/35 ........................................... 500,000 573,351
GO, 2021 A, 4%, 11/15/36 ........................................... 1,000,000 1,144,862
GO, 2021 A, 4%, 11/15/37 ........................................... 1,250,000 1,424,323
GO, 2021 A, 4%, 11/15/38 ........................................... 1,890,000 2,151,377
GO, 2021 A, 4%, 11/15/40 ........................................... 2,700,000 3,067,884
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,100,190
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 656,473
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,341,277

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority, (continued)
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 $ 1,030,000 $ 1,120,417
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,078,778
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ 1,000,000 1,148,189
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,145,030
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,299,372
Bucks County Industrial Development Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,651,561
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 11,340,032
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,779,672
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,564,842
GO, 2019, Refunding, BAM Insured, 4%, 6/01/46 .......................... 7,680,000 8,267,779
GO, 2019, Refunding, BAM Insured, 4%, 6/01/48 .......................... 5,250,000 5,649,118
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,471,485
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 5,467,631
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,410,923
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 1,998,648
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 510,799
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,525,325
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 441,478
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 1,091,960
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 480,000 563,625
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 3,999,173
GO, 2019 B, 5%, 2/01/37 ............................................ 4,950,000 5,984,555
GO, 2019 B, 5%, 2/01/38 ............................................ 2,500,000 2,998,426
GO, 2019 B, 5%, 2/01/39 ............................................ 2,500,000 2,997,370
GO, 2021 A, 4%, 5/01/37 ............................................ 5,000,000 5,726,399
GO, 2021 A, 4%, 5/01/38 ............................................ 5,000,000 5,714,764
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... 10,000,000 11,298,839
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 2,725,000 2,942,469
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 3,225,000 3,463,085
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 11,600,000 13,670,220
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 10,000,000 10,862,083
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,431,041
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,795,760
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 5,985,322
Water & Wastewater, Revenue, 2021 C, 5%, 10/01/46 ...................... 5,000,000 6,082,260
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,723,602
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 11,051,815
Commonwealth of Pennsylvania , GO , 2019 , Refunding , 5% , 7/15/29 .............
10,000,000 12,276,047
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,261,479
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,170,495

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
$ 1,660,000 $ 1,888,544
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 684,485
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 802,196
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 539,586
County of Monroe ,
GO, 2021 A, 4%, 7/15/36 ............................................ 5,440,000 6,199,867
GO, 2021 A, 4%, 7/15/37 ............................................ 5,500,000 6,242,530
County of Montgomery ,
GO, 2021 A, 5%, 1/01/38 ............................................ 6,825,000 8,554,014
GO, 2021 A, 5%, 1/01/39 ............................................ 7,175,000 8,982,367
County of York , GO , 2020 B , 4% , 6/01/38 .................................
860,000 983,572
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,609,632
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,619,443
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012 A , 5% ,
6/01/42 ......................................................... 15,590,000 15,749,659
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,800,000 3,019,121
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,723,355
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,259,941
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,197,920
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , Pre-Refunded , BAM Insured , 5% , 11/01/38 .... 1,250,000 1,329,982
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/41 ........................................................ 1,000,000 1,105,898
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/51 ........................................................ 4,000,000 4,344,382
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 3,250,000 3,418,639
Student Services, Inc., Revenue, 2015, Pre-Refunded, 5%, 7/01/47 ............ 3,750,000 4,189,774
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,678,797
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,966,992
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,244,367
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 1,038,780
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 1,039,091
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2017 A-1 ,
Refunding , 5% , 2/15/45 ............................................. 19,055,000 21,898,456
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 12,965,463
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 758,042
GO, 2020 A, 4%, 4/01/41 ............................................ 1,700,000 1,893,972
GO, 2021, 3%, 4/01/35 ............................................. 810,000 853,916
GO, 2021, 3%, 4/01/36 ............................................. 625,000 658,344
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 1,044,324
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 1,035,964
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 1,049,794
GO, 2021, 4%, 4/01/40 ............................................. 800,000 893,264
GO, 2021, 4%, 4/01/41 ............................................. 1,100,000 1,227,456
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 1,961,628
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 2,982,637

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ $ 2,520,000 $ 2,889,070
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,718,406
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 3,300,000 3,350,197
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 2,068,111
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,561,755
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,137,346
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 2,102,203
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 771,656
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 821,209
St. Vincent College Corp., Revenue, 2013, 5%, 5/01/43 ..................... 4,120,000 4,222,451
Lehigh County Authority ,
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 2,989,638
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,583,054
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 11/01/41 4,345,000 4,908,453
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/42 .... 14,390,000 15,864,933
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 5,377,903
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,492,930
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,592,186
Mckeesport Area School District , GO , 2020 B , AGMC Insured , 4% , 10/01/40 .......
1,500,000 1,691,530
Montgomery County Higher Education and Health Authority ,
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,501,698
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 10,951,186
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 4%,
5/01/52 ........................................................ 4,000,000 4,387,907
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 5%,
5/01/52 ........................................................ 5,000,000 5,966,198
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 662,822
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,296,526
Main Line Health System, Inc. Obligated Group, Revenue, 2012 A, Pre-Refunded,
5%, 10/01/41 ................................................... 9,600,000 9,634,708
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,745,904
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 2,671,489
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,227,613
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 519,517
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 11,233,101
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/43 ... 2,285,000 2,684,180
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 2,918,620
Northeastern Pennsylvania Hospital and Education Authority ,
King's College, Revenue, 2019, 5%, 5/01/44 ............................. 1,000,000 1,126,268
Wilkes University, Revenue, 2012 A, 5.25%, 3/01/42 ........................ 2,400,000 2,400,000
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 880,250

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Northeastern School District, (continued)
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. $ 775,000 $ 796,610
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,983,288
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 548,874
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,441,428
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,388,093
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,464,615
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 9,786,976
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/37 ........... 1,375,000 1,567,070
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,503,778
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,359,404
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 6,903,578
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012 A, Pre-
Refunded, 5%, 7/01/41 ............................................ 1,250,000 1,268,032
Gwynedd Mercy University, Revenue, 2012 KK-1, 5.375%, 5/01/42 ............ 1,800,000 1,808,675
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,434,460
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,049,228
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2012, Pre-Refunded, 5%, 4/01/42 .......................... 14,000,000 14,051,192
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 8,165,463
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 3,172,409
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 16,034,192
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 5,843,361
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 7,176,416
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,461,771
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 10,467,213
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,090,960
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/46 ................ 4,025,000 4,368,285
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 6,780,000 7,329,087
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 6,134,268
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 10,787,600
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 11,639,523
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,395,999
Revenue, 2017 A, 5%, 9/01/42 ........................................ 15,750,000 18,376,928
Revenue, 2017 A, 5%, 9/01/47 ........................................ 10,000,000 11,595,015
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 6,994,054
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 8,108,619
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,556,397
Revenue, 2021 A, Refunding, 4%, 12/01/39 .............................. 2,655,000 3,012,605
Revenue, 2021 A, 4%, 12/01/50 ....................................... 10,000,000 10,980,514
Revenue, 2021 B, 4%, 12/01/37 ....................................... 1,500,000 1,702,211
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 4,006,045
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, 5%, 7/01/42 5,000,000 5,410,582
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 226,154
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 346,683

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, (continued)
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ $ 2,515,000 $ 2,866,101
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,479,314
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 12,684,053
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,144,217
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 5,740,973
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 6,790,625
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,447,821
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,468,293
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,830,220
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 3,933,296
GO, 2021, 4%, 8/15/38 ............................................. 1,430,000 1,627,782
GO, 2021, 4%, 8/15/39 ............................................. 1,400,000 1,610,835
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/37 .................
4,000,000 4,556,146
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,709,172
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 3,149,566
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 4,054,451
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,475,767
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 17,946,594
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,281,757
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 4,132,913
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 8,133,141
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,437,487
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,053,083
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,684,010
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 608,068
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 1,132,861
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 1,033,336
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,550,697
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,314,812
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 876,464
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,558,992
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,704,391
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,601,697
Wilson School District ,
GO, 2021 C, 4%, 5/15/30 ............................................ 2,500,000 2,904,494
GO, 2021 C, 4%, 5/15/31 ............................................ 2,100,000 2,427,543
GO, 2021 C, 4%, 5/15/32 ............................................ 1,850,000 2,132,065
883,034,302

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 2,000,000 $ 1,871,501
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,000,000 1,869,413
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 931,069
4,671,983
Texas 0.6%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 2,411,976
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 3,310,642
5,722,618
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,870,988
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,830,677
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 6,900,000 6,868,255
8,698,932
U.S. Territories 1.3%
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,164,881
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,060,346
c
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 5,175,000 5,362,594
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 992,636
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 2,500,000 2,667,682
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 755,000 805,364
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,290,000 1,341,974
13,395,477
Total U.S. Territories .................................................................... 13,395,477
Total Municipal Bonds (Cost $939,850,086) .....................................
952,187,714
a a a a
a
Total Investments (Cost $939,850,086) 95.6% ...................................
$952,187,714
Other Assets, less Liabilities 4.4% .............................................
44,224,295
Net Assets 100.0% ...........................................................
$996,412,009
See Abbreviations on page 176 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $19,990,275, representing 2.0% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
See Note 7 regarding credit risk and defaulted securities.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $933,175,438 $684,664,570 $179,221,684 $892,215,704
Value - Unaffiliated issuers ............... $969,666,920 $712,018,618 $181,939,766 $920,075,476
Cash ................................. 16,121,916 8,633,929 3,507,389 3,017,075
Receivables:
Investment securities sold ................ — — — 2,802,637
Capital shares sold ..................... 594,212 195,897 13,000 493,035
Interest .............................. 7,894,339 8,186,611 1,529,808 11,572,211
Total assets ....................... 994,277,387 729,035,055 186,989,963 937,960,434
Liabilities:
Payables:
Investment securities purchased ........... — — 2,973,759 10,313,887
Capital shares redeemed ................ 1,697,302 1,023,441 614,695 1,574,486
Management fees ...................... 392,353 293,462 86,891 367,582
Distribution fees ....................... 106,339 75,743 19,619 96,433
Transfer agent fees ..................... 99,190 86,811 17,451 99,727
Trustees' fees and expenses .............. 700 — 1,150 —
Distributions to shareholders .............. 199,300 66,977 46,202 173,407
Accrued expenses and other liabilities ........ 84,110 117,199 73,388 148,815
Total liabilities ...................... 2,579,294 1,663,633 3,833,155 12,774,337
Net assets, at value .............. $991,698,093 $727,371,422 $183,156,808 $925,186,097
Net assets consist of:
Paid-in capital .......................... $1,018,737,177 $749,627,695 $214,918,492 $958,496,780
Total distributable earnings (losses) .......... (27,039,084) (22,256,273) (31,761,684) (33,310,683)
Net assets, at value .............. $991,698,093 $727,371,422 $183,156,808 $925,186,097

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $210,354,721 $142,935,463 $34,083,518 $134,389,997
Shares outstanding ..................... 19,769,588 12,533,144 3,460,102 11,755,794
Net asset value per share
a
............... $10.64 $11.40 $9.85 $11.43
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $11.05 $11.84 $10.23 $11.88
Class A1:
Net assets, at value .................... $526,130,547 $386,961,664 $119,599,221 $628,768,989
Shares outstanding ..................... 49,535,874 33,947,831 12,154,706 55,070,833
Net asset value per share
a
............... $10.62 $11.40 $9.84 $11.42
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $11.03 $11.84 $10.22 $11.86
Class C:
Net assets, at value .................... $48,833,353 $36,061,895 $7,281,224 $43,147,814
Shares outstanding ..................... 4,518,657 3,124,607 733,953 3,718,021
Net asset value and maximum offering price per
share
a
............................... $10.81 $11.54 $9.92 $11.61
Class R6:
Net assets, at value .................... $28,123,074 $23,614,917 $1,815,324 $11,254,525
Shares outstanding ..................... 2,639,369 2,070,080 184,499 981,724
Net asset value and maximum offering price per
share ............................... $10.66 $11.41 $9.84 $11.46
Advisor Class:
Net assets, at value .................... $178,256,398 $137,797,483 $20,377,521 $107,624,772
Shares outstanding ..................... 16,732,620 12,088,284 2,072,291 9,395,083
Net asset value and maximum offering price per
share ............................... $10.65 $11.40 $9.83 $11.46
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
152
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,003,997,209 $1,562,106,764 $1,191,746,771 $939,850,086
Value - Unaffiliated issuers ............... $1,030,034,872 $1,612,834,973 $1,239,190,199 $952,187,714
Cash ................................. 36,044,244 20,911,958 18,549,736 41,933,588
Receivables:
Investment securities sold ................ 9,681 7,475,580 — 2,242,109
Capital shares sold ..................... 483,867 527,023 610,644 507,793
Interest .............................. 7,024,890 14,057,397 12,140,632 9,407,805
Total assets ....................... 1,073,597,554 1,655,806,931 1,270,491,211 1,006,279,009
Liabilities:
Payables:
Investment securities purchased ........... 7,742,275 40,061,395 5,835,985 7,759,966
Capital shares redeemed ................ 1,400,800 1,997,666 1,235,638 1,183,049
Management fees ...................... 419,365 625,020 493,716 394,054
Distribution fees ....................... 117,652 190,390 141,504 116,060
Transfer agent fees ..................... 163,251 170,498 119,368 104,804
Trustees' fees and expenses .............. — — 849 968
Distributions to shareholders .............. 77,519 170,976 115,599 143,023
Accrued expenses and other liabilities ........ 171,137 228,548 141,439 165,076
Total liabilities ...................... 10,091,999 43,444,493 8,084,098 9,867,000
Net assets, at value .............. $1,063,505,555 $1,612,362,438 $1,262,407,113 $996,412,009
Net assets consist of:
Paid-in capital .......................... $1,049,498,835 $1,598,266,318 $1,294,510,851 $1,068,256,389
Total distributable earnings (losses) .......... 14,006,720 14,096,120 (32,103,738) (71,844,380)
Net assets, at value .............. $1,063,505,555 $1,612,362,438 $1,262,407,113 $996,412,009

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
153
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $193,020,975 $315,516,190 $251,006,177 $175,896,231
Shares outstanding ..................... 15,827,191 25,151,553 21,916,457 18,237,697
Net asset value per share
a
............... $12.20 $12.54 $11.45 $9.64
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $12.68 $13.03 $11.90 $10.02
Class A1:
Net assets, at value .................... $506,600,900 $850,931,780 $731,732,220 $644,308,477
Shares outstanding ..................... 41,545,573 67,873,310 63,947,080 66,826,597
Net asset value per share
a
............... $12.19 $12.54 $11.44 $9.64
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $12.66 $13.03 $11.89 $10.02
Class C:
Net assets, at value .................... $81,057,891 $125,479,430 $72,237,484 $63,426,370
Shares outstanding ..................... 6,571,432 9,870,113 6,212,833 6,491,964
Net asset value and maximum offering price per
share
a
............................... $12.33 $12.71 $11.63 $9.77
Class R6:
Net assets, at value .................... $16,570,726 $21,432,895 $26,268,690 $5,802,274
Shares outstanding ..................... 1,356,676 1,707,264 2,293,874 600,916
Net asset value and maximum offering price per
share ............................... $12.21 $12.55 $11.45 $9.66
Advisor Class:
Net assets, at value .................... $266,255,063 $299,002,143 $181,162,542 $106,978,657
Shares outstanding ..................... 21,808,246 23,822,043 15,809,302 11,079,916
Net asset value and maximum offering price per
share ............................... $12.21 $12.55 $11.46 $9.66
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
154
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $31,702,756 $22,142,172 $5,853,053 $29,000,978
Expenses:
Management fees (Note 3 a ) ................ 4,925,238 3,656,065 1,111,918 4,596,973
Distribution fees: (Note 3c )
    Class A ............................. 514,659 339,843 84,582 312,802
    Class A1 ............................ 568,167 413,784 131,169 672,090
    Class C ............................. 391,727 287,533 67,442 342,473
Transfer agent fees: (Note 3e )
    Class A ............................. 135,009 101,262 31,293 89,868
    Class A1 ............................ 371,757 306,613 118,558 482,724
    Class C ............................. 39,369 32,591 8,964 37,861
    Class R6 ............................ 10,822 8,858 705 4,234
    Advisor Class ......................... 117,632 106,231 19,367 79,211
Custodian fees (Note 4 ) ................... 5,619 4,135 1,087 5,342
Reports to shareholders fees ............... 40,054 54,452 17,317 78,327
Registration and filing fees ................. 48,530 33,500 23,014 65,940
Professional fees ........................ 59,151 62,689 93,342 69,417
Trustees' fees and expenses ............... 9,485 6,399 2,834 8,191
Other ................................. 60,667 51,290 23,821 75,108
Total expenses ...................... 7,297,886 5,465,245 1,735,413 6,920,561
Expense reductions (Note 4 ) ............ (8,005) (5,917) (1,591) (3,988)
Expenses waived/paid by affiliat es (Note 3e
and 3f) ........................... (2,372) (2,182) (161) (1,336)
Net expenses ...................... 7,287,509 5,457,146 1,733,661 6,915,237
Net investment income ............. 24,415,247 16,685,026 4,119,392 22,085,741
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (623,740) 609,347 562,813 5,303,487
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (26,359,653) (19,206,183) (6,544,374) (38,530,605)
Net realized and unrealized gain (loss) ......... (26,983,393) (18,596,836) (5,981,561) (33,227,118)
Net increase (decrease) in net assets resulting from
operations ............................... $(2,568,146) $(1,911,810) $(1,862,169) $(11,141,377)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
155
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $29,818,832 $46,555,841 $36,013,114 $30,004,675
Expenses:
Management fees (Note 3 a ) ................ 5,350,028 7,836,360 6,168,007 5,011,417
Distribution fees: (Note 3c )
    Class A ............................. 467,401 756,578 612,099 426,759
    Class A1 ............................ 574,097 908,551 784,867 693,556
    Class C ............................. 636,679 980,314 563,012 550,975
Transfer agent fees: (Note 3e )
    Class A ............................. 161,509 213,839 147,874 117,013
    Class A1 ............................ 497,887 641,107 474,485 476,038
    Class C ............................. 85,222 106,370 52,430 58,384
    Class R6 ............................ 6,623 9,238 9,365 3,121
    Advisor Class ......................... 227,356 218,401 107,894 74,886
Custodian fees (Note 4 ) ................... 6,061 9,493 7,338 5,989
Reports to shareholders fees ............... 96,005 128,933 72,952 86,260
Registration and filing fees ................. 61,326 69,689 23,222 30,556
Professional fees ........................ 69,878 72,505 61,680 58,629
Trustees' fees and expenses ............... 9,602 14,287 12,007 9,986
Other ................................. 69,252 94,219 75,243 65,860
Total expenses ...................... 8,318,926 12,059,884 9,172,475 7,669,429
Expense reductions (Note 4 ) ............ (7,824) (12,506) (8,740) (5,398)
Expenses waived/paid by affiliat es (Note 3e
and 3f) ........................... (1,850) (2,944) (1,694) (1,578)
Net expenses ...................... 8,309,252 12,044,434 9,162,041 7,662,453
Net investment income ............. 21,509,580 34,511,407 26,851,073 22,342,222
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (2,597,651) (5,657,860) (1,568,161) 7,804,857
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (34,947,318) (41,375,401) (28,772,949) (33,197,486)
Net realized and unrealized gain (loss) ......... (37,544,969) (47,033,261) (30,341,110) (25,392,629)
Net increase (decrease) in net assets resulting from
operations ............................... $(16,035,389) $(12,521,854) $(3,490,037) $(3,050,407)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
156
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $24,415,247 $25,455,449 $16,685,026 $18,321,450
Net realized gain (loss) ............ (623,740) (3,793,166) 609,347 (3,793,127)
Net change in unrealized appreciation
(depreciation) ................. (26,359,653) (27,908,043) (19,206,183) (14,819,613)
Net increase (decrease) in net
assets resulting from operations . (2,568,146) (6,245,760) (1,911,810) (291,290)
Distributions to shareholders:
Class A ........................ (4,582,316) (3,530,526) (2,822,150) (2,320,571)
Class A1 ....................... (13,539,073) (16,010,033) (9,224,150) (10,932,885)
Class C ........................ (1,078,162) (1,470,061) (730,216) (1,124,510)
Class R6 ....................... (706,832) (504,677) (527,705) (414,225)
Advisor Class ................... (4,446,484) (3,848,416) (3,326,783) (3,165,996)
Total distributions to shareholders ..... (24,352,867) (25,363,713) (16,631,004) (17,958,187)
Capital share transactions: (Note 2 )
Class A ........................ 42,805,902 46,860,162 27,372,708 34,365,432
Class A1 ....................... (42,867,742) (69,501,214) (26,007,260) (43,750,326)
Class C ........................ (17,781,992) (10,539,521) (14,240,207) (13,899,100)
Class R6 ....................... 7,524,370 5,021,567 4,987,766 5,386,336
Advisor Class ................... 8,881,011 53,324,877 8,831,540 19,728,309
Total capital share transactions ....... (1,438,451) 25,165,871 944,547 1,830,651
Net increase (decrease) in net
assets ..................... (28,359,464) (6,443,602) (17,598,267) (16,418,826)
Net assets:
Beginning of year .................. 1,020,057,557 1,026,501,159 744,969,689 761,388,515
End of year ...................... $991,698,093 $1,020,057,557 $727,371,422 $744,969,689

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
157
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,119,392 $5,483,919 $22,085,741 $23,545,313
Net realized gain (loss) ............ 562,813 238,822 5,303,487 2,425,654
Net change in unrealized appreciation
(depreciation) ................. (6,544,374) (4,813,848) (38,530,605) (18,546,109)
Net increase (decrease) in net
assets resulting from operations . (1,862,169) 908,893 (11,141,377) 7,424,858
Distributions to shareholders:
Class A ........................ (660,235) (636,353) (2,707,857) (2,069,591)
Class A1 ....................... (2,777,742) (3,845,333) (15,578,131) (17,733,776)
Class C ........................ (162,619) (367,425) (910,264) (1,318,876)
Class R6 ....................... (41,198) (15,579) (236,286) (124,531)
Advisor Class ................... (470,324) (555,286) (2,654,715) (2,322,396)
Total distributions to shareholders ..... (4,112,118) (5,419,976) (22,087,253) (23,569,170)
Capital share transactions: (Note 2 )
Class A ........................ 6,803,733 7,340,317 31,989,312 34,307,234
Class A1 ....................... (12,470,274) (11,020,454) (36,946,978) (31,822,912)
Class C ........................ (5,841,644) (6,722,821) (16,306,588) (16,249,720)
Class R6 ....................... 493,143 1,098,621 5,469,674 2,166,826
Advisor Class ................... 77,618 1,389,973 9,627,615 23,825,572
Total capital share transactions ....... (10,937,424) (7,914,364) (6,166,965) 12,227,000
Net increase (decrease) in net
assets ..................... (16,911,711) (12,425,447) (39,395,595) (3,917,312)
Net assets:
Beginning of year .................. 200,068,519 212,493,966 964,581,692 968,499,004
End of year ...................... $183,156,808 $200,068,519 $925,186,097 $964,581,692

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
158
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $21,509,580 $21,968,113 $34,511,407 $39,421,091
Net realized gain (loss) ............ (2,597,651) 445,733 (5,657,860) 2,545,647
Net change in unrealized appreciation
(depreciation) ................. (34,947,318) (19,163,251) (41,375,401) (42,016,696)
Net increase (decrease) in net
assets resulting from operations . (16,035,389) 3,250,595 (12,521,854) (49,958)
Distributions to shareholders:
Class A ........................ (3,335,908) (2,469,974) (5,811,468) (4,744,547)
Class A1 ....................... (11,079,476) (12,450,612) (18,860,025) (23,866,350)
Class C ........................ (1,326,276) (1, 872,618) (2,256,500) (3,512,371)
Class R6 ....................... (332,102) (247,539) (463,674) (344,000)
Advisor Class ................... (5,334,715) (4,697,307) (6,715,827) (6,795,017)
Total distributions to shareholders ..... (21,408,477) (21,738,050) (34,107,494) (39,262,285)
Capital share transactions: (Note 2 )
Class A ........................ 39,541,298 65,835,864 64,015,784 106,924,752
Class A1 ....................... (58,866,762) (13,440,721) (54,936,135) (43,688,211)
Class C ........................ (25,716,187) (26,837,851) (40,696,186) (29,796,397)
Class R6 ....................... 3,280,591 4,436,109 5,151,900 6,679,310
Advisor Class ................... 31,551,412 44,950,875 12,096,471 58,180,644
Total capital share transactions ....... (10,209,648) 74,944,276 (14,368,166) 98,300,098
Net increase (decrease) in net
assets ..................... (47,653,514) 56,456,821 (60,997,514) 58,987,855
Net assets:
Beginning of year .................. 1,111,159,069 1,054,702,248 1,673,359,952 1,614,372,097
End of year ...................... $1,063,505,555 $1,111,159,069 $1,612,362,438 $1,673,359,952

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
159
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Year Ended
February 28, 2022
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $26,851,073 $30,115,661 $22,342,222 $29,246,774
Net realized gain (loss) ............ (1,568,161) (5,485,462) 7,804,857 (1,784,008)
Net change in unrealized appreciation
(depreciation) ................. (28,772,949) (26,652,354) (33,197,486) (23,554,549)
Net increase (decrease) in net
assets resulting from operations . (3,490,037) (2,022,155) (3,050,407) 3,908,217
Distributions to shareholders:
Class A ........................ (4,723,321) (4,132,002) (3,388,452) (3,157,198)
Class A1 ....................... (16,341,609) (19,692,495) (14,903,892) (19,722,290)
Class C ........................ (1,296,037) (1,983,908) (1,344,483) (2,645,075)
Class R6 ....................... (566,038) (514,168) (117,193) (91,083)
Advisor Class ................... (3,891,758) (3,799,761) (2,448,830) (2,744,522)
Total distributions to shareholders ..... (26,818,763) (30,122,334) (22,202,850) (28,360,168)
Capital share transactions: (Note 2 )
Class A ........................ 39,620,156 59,909,412 35,069,329 43,612,177
Class A1 ....................... (56,963,758) (40,614,949) (49,109,140) (46,410,237)
Class C ........................ (24,448,091) (26,854,264) (40,451,026) (38,262,675)
Class R6 ....................... 4,010,834 3,613,966 1,670,118 1,484,591
Advisor Class ................... 14,473,672 30,062,347 4,186,212 9,653,555
Total capital share transactions ....... (23,307,187) 26,116,512 (48,634,507) (29,922,589)
Net increase (decrease) in net
assets ..................... (53,615,987) (6,027,977) (73,887,764) (54,374,540)
Net assets:
Beginning of year .................. 1,316,023,100 1,322,051,077 1,070,299,773 1,124,674,313
End of year ...................... $1,262,407,113 $1,316,023,100 $996,412,009 $1,070,299,773

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-one
separate funds (Funds), eight of which are included in this
report and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class A1, Class C, Class R6 and Advisor Class. Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
based on its technical merits. As of February 28, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 7,714,335 $85,144,924 4,472,637 $52,999,381
Shares issued in reinvestment of distributions .......... 386,374 4,246,461 233,099 2,744,987
Shares redeemed ............................... (4,254,239) (46,585,483) (2,403,990) (28,371,660)
Net increase (decrease) .......................... 3,846,470 $42,805,902 2,301,746 $27,372,708
Year ended February 28, 2021
Shares sold
a
................................... 7,244,117 $79,541,550 4,235,805 $49,780,867
Shares issued in reinvestment of distributions .......... 294,516 3,225,139 189,758 2,226,350
Shares redeemed ............................... (3,361,122) (35,906,527) (1,523,372) (17,641,785)
Net increase (decrease) .......................... 4,177,511 $46,860,162 2,902,191 $34,365,432
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 1,829,516 $20,152,752 1,506,967 $17,802,515
Shares issued in reinvestment of distributions .......... 1,073,064 11,780,446 731,178 8,613,676
Shares redeemed ............................... (6,809,090) (74,800,940) (4,445,453) (52,423,451)
Net increase (decrease) .......................... (3,906,510) $(42,867,742) (2,207,308) $(26,007,260)
Year ended February 28, 2021
Shares sold ................................... 2,458,190 $27,013,414 1,382,548 $16,228,690
Shares issued in reinvestment of distributions .......... 1,256,799 13,717,944 859,113 10,063,767
Shares redeemed ............................... (10,168,717) (110,232,572) (5,992,062) (70,042,783)
Net increase (decrease) .......................... (6,453,728) $(69,501,214) (3,750,401) $(43,750,326)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 458,085 $5,137,582 332,384 $3,979,825
Shares issued in reinvestment of distributions .......... 94,044 1,051,174 60,714 724,639
Shares redeemed
a
.............................. (2,137,405) (23,970,748) (1,577,266) (18,944,671)
Net increase (decrease) .......................... (1,585,276) $(17,781,992) (1,184,168) $(14,240,207)
Year ended February 28, 2021
Shares sold ................................... 1,071,876 $11,946,167 532,785 $6,337,932
Shares issued in reinvestment of distributions .......... 125,833 1,396,978 92,304 1,093,934
Shares redeemed
a
.............................. (2,150,868) (23,882,666) (1,795,226) (21,330,966)
Net increase (decrease) .......................... (953,159) $(10,539,521) (1,170,137) $(13,899,100)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 1,307,226 $14,448,374 680,019 $8,045,020
Shares issued in reinvestment of distributions .......... 63,277 696,512 43,985 518,148
Shares redeemed ............................... (692,123) (7,620,516) (304,230) (3,575,402)
Net increase (decrease) .......................... 678,380 $7,524,370 419,774 $4,987,766
Year ended February 28, 2021
Shares sold ................................... 726,108 $7,966,797 633,977 $7,453,148
Shares issued in reinvestment of distributions .......... 45,725 501,232 34,540 405,335
Shares redeemed ............................... (318,524) (3,446,462) (212,913) (2,472,147)
Net increase (decrease) .......................... 453,309 $5,021,567 455,604 $5,386,336
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 4,941,909 $54,567,705 3,284,834 $38,820,175
Shares issued in reinvestment of distributions .......... 364,516 4,011,963 272,138 3,205,093
Shares redeemed ............................... (4,505,159) (49,698,657) (2,825,782) (33,193,728)
Net increase (decrease) .......................... 801,266 $8,881,011 731,190 $8,831,540
Year ended February 28, 2021
Shares sold ................................... 9,620,652 $105,308,514 3,508,237 $41,166,277
Shares issued in reinvestment of distributions .......... 306,133 3,356,034 258,205 3,026,967
Shares redeemed ............................... (5,089,293) (55,339,671) (2,103,536) (24,464,935)
Net increase (decrease) .......................... 4,837,492 $53,324,877 1,662,906 $19,728,309
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 1,252,852 $12,867,370 4,266,306 $50,807,252
Shares issued in reinvestment of distributions .......... 57,395 585,152 209,746 2,482,351
Shares redeemed ............................... (652,099) (6,648,789) (1,797,465) (21,300,291)
Net increase (decrease) .......................... 658,148 $6,803,733 2,678,587 $31,989,312
Year ended February 28, 2021
Shares sold
a
................................... 1,034,345 $10,585,813 4,111,104 $48,942,553
Shares issued in reinvestment of distributions .......... 56,036 571,470 154,374 1,835,920
Shares redeemed ............................... (374,417) (3,816,966) (1,400,617) (16,471,239)
Net increase (decrease) .......................... 715,964 $7,340,317 2,864,861 $34,307,234
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 254,596 $2,607,607 1,492,625 $17,717,018
Shares issued in reinvestment of distributions .......... 222,855 2,271,328 1,156,044 13,680,530
Shares redeemed ............................... (1,701,245) (17,349,209) (5,765,739) (68,344,526)
Net increase (decrease) .......................... (1,223,794) $(12,470,274) (3,117,070) $(36,946,978)
Year ended February 28, 2021
Shares sold ................................... 206,808 $2,121,286 1,433,366 $17,000,438
Shares issued in reinvestment of distributions .......... 305,191 3,106,674 1,290,262 15,309,544
Shares redeemed ............................... (1,597,359) (16,248,414) (5,418,616) (64,132,894)
Net increase (decrease) .......................... (1,085,360) $(11,020,454) (2,694,988) $(31,822,912)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 63,756 $658,339 671,228 $8,097,214
Shares issued in reinvestment of distributions .......... 14,935 153,739 72,047 867,553
Shares redeemed
a
.............................. (643,185) (6,653,722) (2,088,172) (25,271,355)
Net increase (decrease) .......................... (564,494) $(5,841,644) (1,344,897) $(16,306,588)
Year ended February 28, 2021
Shares sold ................................... 117,132 $1,211,945 719,434 $8,673,577
Shares issued in reinvestment of distributions .......... 32,975 338,279 99,557 1,200,188
Shares redeemed
a
.............................. (803,408) (8,273,045) (2,169,179) (26,123,485)
Net increase (decrease) .......................... (653,301) $(6,722,821) (1,350,188) $(16,249,720)
Class R6
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 54,704 $560,112 547,473 $6,540,638
Shares issued in reinvestment of distributions .......... 1,623 16,520 18,487 219,263
Shares redeemed ............................... (8,167) (83,489) (108,752) (1,290,227)
Net increase (decrease) .......................... 48,160 $493,143 457,208 $5,469,674
Year ended February 28, 2021
Shares sold ................................... 112,431 $1,148,971 224,922 $2,696,167
Shares issued in reinvestment of distributions .......... 967 9,862 10,039 119,705
Shares redeemed ............................... (5,879) (60,212) (54,636) (649,046)
Net increase (decrease) .......................... 107,519 $1,098,621 180,325 $2,166,826
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 377,343 $3,853,072 2,274,240 $27,097,532
Shares issued in reinvestment of distributions .......... 36,349 370,117 215,684 2,559,916
Shares redeemed ............................... (406,716) (4,145,571) (1,692,535) (20,029,833)
Net increase (decrease) .......................... 6,976 $77,618 797,389 $9,627,615
Year ended February 28, 2021
Shares sold ................................... 461,043 $4,702,445 3,198,942 $38,151,167
Shares issued in reinvestment of distributions .......... 41,944 426,862 182,824 2,178,074
Shares redeemed ............................... (368,602) (3,739,334) (1,396,223) (16,503,669)
Net increase (decrease) .......................... 134,385 $1,389,973 1,985,543 $23,825,572
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 5,412,784 $68,834,002 8,369,403 $109,334,446
Shares issued in reinvestment of distributions .......... 254,022 3,208,128 431,089 5,592,924
Shares redeemed ............................... (2,571,325) (32,500,832) (3,925,901) (50,911,586)
Net increase (decrease) .......................... 3,095,481 $39,541,298 4,874,591 $64,015,784
Year ended February 28, 2021
Shares sold
a
................................... 6,361,332 $80,760,433 9,649,679 $126,453,776
Shares issued in reinvestment of distributions .......... 182,833 2,319,795 345,058 4,507,300
Shares redeemed ............................... (1,363,175) (17,244,364) (1,847,795) (24,036,324)
Net increase (decrease) .......................... 5,180,990 $65,835,864 8,146,942 $106,924,752
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 2,282,890 $28,976,867 2,167,949 $28,223,453
Shares issued in reinvestment of distributions .......... 779,659 9,852,776 1,342,913 17,428,392
Shares redeemed ............................... (7,743,718) (97,696,405) (7,732,518) (100,587,980)
Net increase (decrease) .......................... (4,681,169) $(58,866,762) (4,221,656) $(54,936,135)
Year ended February 28, 2021
Shares sold ................................... 2,942,746 $37,347,611 3,388,310 $44,303,438
Shares issued in reinvestment of distributions .......... 864,839 10,957,917 1,667,870 21,754,624
Shares redeemed ............................... (4,897,292) (61,746,249) (8,453,793) (109,746,273)
Net increase (decrease) .......................... (1,089,707) $(13,440,721) (3,397,613) $(43,688,211)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 757,701 $9,750,442 1,134,750 $15,005,993
Shares issued in reinvestment of distributions .......... 101,351 1,296,546 166,589 2,193,708
Shares redeemed
a
.............................. (2,860,260) (36,763,175) (4,374,124) (57,895,887)
Net increase (decrease) .......................... (2,001,208) $(25,716,187) (3,072,785) $(40,696,186)
Year ended February 28, 2021
Shares sold ................................... 1,168,004 $14,996,304 2,185,646 $28,972,016
Shares issued in reinvestment of distributions .......... 140,410 1,797,919 253,462 3,350,566
Shares redeemed
a
.............................. (3,409,912) (43,632,074) (4,693,646) (62,118,979)
Net increase (decrease) .......................... (2,101,498) $(26,837,851) (2,254,538) $(29,796,397)
Class R6
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 404,767 $5,140,952 626,630 $8,163,716
Shares issued in reinvestment of distributions .......... 25,867 327,194 33,911 440,361
Shares redeemed ............................... (173,165) (2,187,555) (267,841) (3,452,177)
Net increase (decrease) .......................... 257,469 $3,280,591 392,700 $5,151,900
Year ended February 28, 2021
Shares sold ................................... 513,150 $6,533,582 625,158 $8,172,934
Shares issued in reinvestment of distributions .......... 18,848 239,437 24,608 321,681
Shares redeemed ............................... (187,683) (2,336,910) (140,164) (1,815,305)
Net increase (decrease) .......................... 344,315 $4,436,109 509,602 $6,679,310
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 5,575,188 $70,700,419 4,909,297 $63,808,968
Shares issued in reinvestment of distributions .......... 417,122 5,275,050 492,823 6,401,759
Shares redeemed ............................... (3,515,972) (44,424,057) (4,479,469) (58,114,256)
Net increase (decrease) .......................... 2,476,338 $31,551,412 922,651 $12,096,471
Year ended February 28, 2021
Shares sold ................................... 6,577,137 $83,615,348 7,203,962 $94,138,108
Shares issued in reinvestment of distributions .......... 360,616 4,577,268 486,581 6,356,473
Shares redeemed ............................... (3,439,987) (43,241,741) (3,252,365) (42,313,937)
Net increase (decrease) .......................... 3,497,766 $44,950,875 4,438,178 $58,180,644
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2022
Shares sold
a
................................... 5,979,219 $71,057,962 6,089,792 $61,181,720
Shares issued in reinvestment of distributions .......... 384,848 4,547,566 313,724 3,128,557
Shares redeemed ............................... (3,038,964) (35,985,372) (2,939,249) (29,240,948)
Net increase (decrease) .......................... 3,325,103 $39,620,156 3,464,267 $35,069,329
Year ended February 28, 2021
Shares sold
a
................................... 7,197,423 $85,208,934 6,403,246 $63,684,740
Shares issued in reinvestment of distributions .......... 332,646 3,926,814 292,344 2,900,055
Shares redeemed ............................... (2,488,807) (29,226,336) (2,311,207) (22,972,618)
Net increase (decrease) .......................... 5,041,262 $59,909,412 4,384,383 $43,612,177
Class A1
Class A1 Shares:
Year ended February 28, 2022
Shares sold ................................... 2,223,756 $26,399,387 1,544,083 $15,457,057
Shares issued in reinvestment of distributions .......... 1,298,835 15,343,656 1,359,150 13,561,421
Shares redeemed ............................... (8,341,594) (98,706,801) (7,822,420) (78,127,618)
Net increase (decrease) .......................... (4,819,003) $(56,963,758) (4,919,187) $(49,109,140)
Year ended February 28, 2021
Shares sold ................................... 3,066,962 $36,064,439 1,974,510 $19,615,851
Shares issued in reinvestment of distributions .......... 1,544,775 18,204,251 1,778,676 17,622,820
Shares redeemed ............................... (8,095,427) (94,883,639) (8,436,928) (83,648,908)
Net increase (decrease) .......................... (3,483,690) $(40,614,949) (4,683,742) $(46,410,237)
Class C
Class C Shares:
Year ended February 28, 2022
Shares sold ................................... 648,203 $7,791,214 585,346 $5,932,881
Shares issued in reinvestment of distributions .......... 106,566 1,279,921 127,482 1,290,837
Shares redeemed
a
.............................. (2,779,969) (33,519,226) (4,681,145) (47,674,744)
Net increase (decrease) .......................... (2,025,200) $(24,448,091) (3,968,317) $(40,451,026)
Year ended February 28, 2021
Shares sold ................................... 1,155,257 $13,856,155 922,472 $9,291,053
Shares issued in reinvestment of distributions .......... 161,968 1,937,881 244,818 2,457,260
Shares redeemed
a
.............................. (3,573,569) (42,648,300) (4,964,544) (50,010,988)
Net increase (decrease) .......................... (2,256,344) $(26,854,264) (3,797,254) $(38,262,675)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2022
Shares sold ................................... 740,248 $8,770,401 245,271 $2,462,160
Shares issued in reinvestment of distributions .......... 48,100 568,471 11,345 113,246
Shares redeemed ............................... (449,877) (5,328,038) (89,946) (905,288)
Net increase (decrease) .......................... 338,471 $4,010,834 166,670 $1,670,118
Year ended February 28, 2021
Shares sold ................................... 596,088 $7,045,338 207,493 $2,068,565
Shares issued in reinvestment of distributions .......... 43,127 508,830 8,632 85,741
Shares redeemed ............................... (335,234) (3,940,202) (68,794) (669,715)
Net increase (decrease) .......................... 303,981 $3,613,966 147,331 $1,484,591
Advisor Class
Advisor Class Shares:
Year ended February 28, 2022
Shares sold ................................... 4,918,456 $58,342,910 2,414,071 $24,190,653
Shares issued in reinvestment of distributions .......... 315,822 3,734,248 224,312 2,241,168
Shares redeemed ............................... (4,026,619) (47,603,486) (2,222,791) (22,245,609)
Net increase (decrease) .......................... 1,207,659 $14,473,672 415,592 $4,186,212
Year ended February 28, 2021
Shares sold ................................... 4,864,957 $57,571,723 3,240,254 $32,276,512
Shares issued in reinvestment of distributions .......... 303,092 3,578,639 248,305 2,465,047
Shares redeemed ............................... (2,644,263) (31,088,015) (2,524,888) (25,088,004)
Net increase (decrease) .......................... 2,523,786 $30,062,347 963,671 $9,653,555
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended February 28, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.474% 0.482% 0.561%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.475% 0.471% 0.464%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.468% 0.472%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $22,735 $17,587 $3,449 $24,015
CDSC retained ........................... $43,945 $25,039 $103 $17,189
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $24,746 $42,323 $29,328 $23,574
CDSC retained ........................... $22,236 $84,794 $54,185 $14,043
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2022.
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 28, 2022, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $287,440 $222,937 $70,460 $346,974
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $353,525 $496,675 $359,553 $366,652
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $47,372,190 $19,820,243 — $33,700,601
Sales .................................. $48,200,000 $17,077,761 — $36,960,564
Realized gain (loss) ....................... — $(231,032) — $(521,423)
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $30,851,840 $31,798,709 $65,409,261 $43,771,892
Sales .................................. $52,861,720 $24,787,055 $103,216,177 $41,422,587
Realized gain (loss) ....................... $(223,592) $(447,790) $(257,136) $(401,855)
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the  year ended February 28 , 202 2  the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:
The tax character of distributions paid during the years ended February 28, 2022 and 2021, was as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 19,013,037 $ 20,228,256 $ 8,410,732 $ 14,834,456
Long term ............................. 44,087,182 29,901,318 26,110,261 46,326,789
Total capital loss carryforwards ............ $63,100,219 $50,129,574 $34,520,993 $61,161,245
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 10,170,551 $ 26,414,063 $ 26,212,780 $ 14,371,716
Long term ............................. 2,345,898 10,417,101 53,483,619 70,960,599
Total capital loss carryforwards ............ $12,516,449 $36,831,164 $79,696,399 $85,332,315
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Capital loss utilized carryforwards .... $683,675 $584,645 $5,303,419 $8,286,259
Franklin Arizona Tax-Free Income
Fund
Franklin Colorado Tax-Free Income
Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $93,766 $— $— $—
Tax exempt income ...................... 24,259,101 25,363,713 16,631,004 17,958,187
$24,352,867 $25,363,713 $16,631,004 $17,958,187

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 28, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free Income
Fund
2022 2021 2022 2021
Distributions paid from:
Tax exempt income ...................... $4,112,118 $5,419,976 $22,087,253 $23,569,170
Franklin Minnesota Tax-Free Income
Fund Franklin Ohio Tax-Free Income Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $151,761 $— $287,417 $—
Tax exempt income ...................... 21,256,716 21,738,050 33,820,077 39,262,285
$21,408,477 $21,738,050 $34,107,494 $39,262,285
Franklin Oregon Tax-Free Income
Fund
Franklin Pennsylvania Tax-Free
Income Fund
2022 2021 2022 2021
Distributions paid from:
Tax exempt income ...................... $26,818,763 $30,122,334 $22,202,850 $28,360,168
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $933,406,669 $684,598,172 $179,214,679 $892,296,271
Unrealized appreciation ..................... $46,763,212 $33,124,556 $5,731,748 $38,923,826
Unrealized depreciation ..................... (10,502,961) (5,704,110) (3,006,661) (11,144,621)
Net unrealized appreciation (depreciation) ....... $36,260,251 $27,420,446 $2,725,087 $27,779,205
Distributable earnings:
Undistributed ordinary income ................ $187 $126,505 $13,100 $65,561
Undistributed tax exempt income .............. $— $393,325 $67,320 $179,210
Total distributable earnings .................. $187 $519,830 $80,420 $244,771
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2022, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At February
28 , 202 2 , the aggregate value of these securities was as follows:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $1,003,472,492 $1,561,736,713 $1,191,985,388 $939,980,336
Unrealized appreciation ..................... $38,279,997 $68,358,646 $55,925,720 $26,842,061
Unrealized depreciation ..................... (11,717,617) (17,260,386) (8,720,909) (14,634,683)
Net unrealized appreciation (depreciation) ....... $26,562,380 $51,098,260 $47,204,811 $12,207,378
Distributable earnings:
Undistributed ordinary income ................ $38,314 $— $85,188 $90,162
Undistributed tax exempt income .............. — — 418,258 1,333,427
Total distributable earnings .................. $38,314 $— $503,446 $1,423,589
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $175,920,293 $105,264,005 $46,130,707 $223,115,881
Sales .................................. $175,313,425 $111,460,036 $55,132,347 $210,963,332
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $233,744,869 $404,703,957 $255,089,866 $376,949,138
Sales .................................. $217,472,234 $460,169,057 $264,522,039 $474,773,452
Value
Percentage of
Net Assets
Franklin Oregon Tax-Free Income Fund ........................................... $ 7,295,200 0.6%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 5,362,594 0.5%
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of
Trustees.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2022, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2022, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statements of Investments.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Arizona Tax-Free Income Fund, Franklin
Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund,
Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, and
Franklin Pennsylvania Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund,
Franklin Oregon Tax-Free Income Fund, and Franklin Pennsylvania Tax-Free Income Fund (eight of the funds constituting
Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2022:
Pursuant to:
Franklin Arizona
Tax-Free Income
Fund
Franklin Colorado
Tax-Free Income
Fund
Franklin
Connecticut Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $24,259,101 $16,631,004 $4,112,118
Pursuant to:
Franklin Michigan
Tax-Free Income
Fund
Franklin
Minnesota Tax-
Free Income Fund
Franklin Ohio Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $22,087,253 $21,256,716 $33,820,077
Pursuant to:
Franklin Oregon
Tax-Free Income
Fund
Franklin
Pennsylvania Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $26,818,763 $22,202,850

Franklin Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign
Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle
(1958)
Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin Tax-
Free Trust (Trust), including a majority of the trustees
who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Arizona Tax-Free Income Fund and Franklin
Colorado Tax-Free Income Fund - The Performance
Universe for each Fund included the Fund and all retail
and institutional “other states” municipal debt funds. The
Board noted that the Funds’ annualized income returns
and annualized total returns for the one-, three-, five- and
10-year periods were above the medians of their respective
Performance Universes. The Board considered the income-
related attributes of each Fund (such as fund name,
investment objective and/or investment strategy) and that
the evaluation of each Fund’s performance relative to the
Fund’s peers on an income return basis was appropriate
given its income-related attributes and investor expectations.
The Board concluded that the Funds’ performance was
satisfactory.
Franklin Michigan Tax-Free Income Fund and Franklin
Oregon Tax-Free Income Fund - The Performance
Universe for each Fund included the Fund and all retail
and institutional “other states” municipal debt funds. The
Board noted that the Funds’ annualized income returns for
the one-, three-, five- and 10-year periods were above the
medians of their respective Performance Universes. The
Board also noted that the Funds’ annualized total returns
for the one- and 10-year periods were below the medians
of their respective Performance Universes, but for the
three- and five-year periods were above the medians of their respective Performance Universes. The Board considered
the income-related attributes of each Fund (such as fund
name, investment objective and/or investment strategy) and
that the evaluation of each Fund’s performance relative to
the Fund’s peers on an income return basis was appropriate
given its income-related attributes and investor expectations.
The Board concluded that the Funds’ performance was
satisfactory.
Franklin Ohio Tax-Free Income Fund - The Performance
Universe for the Franklin Ohio Tax-Free Income Fund
included the Fund and all retail and institutional Ohio
municipal debt funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one- and three- year periods was below
the median of its Performance Universe, for the five-
year period was equal to the median of its Performance
Universe, and for the 10-year period was above the median
of its Performance Universe. The Board considered the
income-related attributes of the Fund (such as fund name,
investment objective and/or investment strategy) and that
the evaluation of the Fund’s performance relative to its
peers on an income return basis was appropriate given the
Fund’s income-related attributes and investor expectations.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Connecticut Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund
and all retail and institutional “other states” municipal debt funds. The Board noted that the Fund’s annualized income
return for the one-, three-, five- and 10-year periods was
above the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
three-, five- and 10-year periods was below the median of
its Performance Universe, but for the one-year period was
above the median of its Performance Universe. The Board
considered the income-related attributes of the Fund (such
as fund name, investment objective and/or investment

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
strategy) and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given the Fund’s income-related attributes and
investor expectations. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Minnesota Tax-Free Income Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional Minnesota municipal debt funds.
The Board noted that the Fund’s annualized income return
for the three-, five- and 10-year periods was above the
median of its Performance Universe, and for the one-year
period was equal to the median of its Performance Universe.
The Board also noted that the Fund’s annualized total
return for the one-, five- and ten-year periods was below the median of its Performance Universe, but for the three-year
period was above the median of its Performance Universe.
The Board considered the income-related attributes of the
Fund (such as fund name, investment objective and/or
investment strategy) and that the evaluation of the Fund’s
performance relative to its peers on an income return basis
was appropriate given the Fund’s income-related attributes
and investor expectations. The Board concluded that the
Fund’s performance was satisfactory.
Franklin Pennsylvania Tax-Free Income Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional Pennsylvania municipal debt funds.
The Board noted that the Fund’s annualized income return
for the three-, five- and 10-year periods was above the
median of its Performance Universe, and for the one-year
period was only 0.04% below the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The
Board considered the income-related attributes of the Fund
(such as fund name, investment objective and/or investment
strategy) and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given the Fund’s income-related attributes and
investor expectations. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A1 shares for each Fund and for Class A
shares for each other fund in the applicable Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Arizona Tax-Free Income Fund, Franklin Colorado
Tax-Free Income Fund, Franklin Michigan Tax-Free Income
Fund, Franklin Oregon Tax-Free Income Fund and Franklin
Pennsylvania Tax-Free Income Fund - The Expense Group
for each Fund, except for the Franklin Pennsylvania Tax-
Free Income Fund and the Franklin Oregon Tax-Free Income
Fund, included the Fund and nine other “other states”
municipal debt funds. The Expense Group for the Franklin
Oregon Tax-Free Income Fund included the Fund and 11
other “other states” municipal debt funds. The Expense
Group for the Franklin Pennsylvania Tax-Free Income Fund
included the Fund and 11 other Pennsylvania municipal
debt funds. The Board noted that the Management Rates
and actual total expense ratios for the Funds were below
the medians of their respective Expense Groups. The Board
concluded that the Management Rates charged to the Funds
are reasonable.
Franklin Connecticut Tax-Free Income Fund - The Expense
Group for the Fund included the Fund and nine other “other
states” municipal debt funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were slightly above the medians of its Expense Group.
The Board also noted that, in response to an inquiry from
the Independent Trustees, management proposed to cap the

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Fund’s total expense ratio at 0.65%, which would result in a
0.04% reduction in the Fund’s total net expenses effective
April 1, 2022. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin Minnesota Tax-Free Income Fund - The Expense
Group for the Fund included the Fund and seven other
Minnesota municipal debt funds. The Board noted that the
Management Rate for the Fund was equal to the median
of its Expense Group and the actual total expense ratio for
the Fund was below the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Franklin Ohio Tax-Free Income Fund – The Expense Group
for the Fund included the Fund and six other Ohio municipal
debt funds. The Board noted that the Management Rate for
the Fund was above the median of its Expense Group and
the actual total expense ratio for the Fund was below the
median of its Expense Group. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Franklin Connecticut Tax-Free Income Fund does not have
an asset size that would likely enable the Fund to achieve
economies of scale. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, each Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF3 A 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $706,992 for the fiscal year ended February 28, 2022 and $961,128 for the fiscal year ended February 28, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $10,032 for the fiscal year ended February 28, 2022 and $0 for the fiscal year ended February 28, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $73,743 for the fiscal year ended February 28, 2022 and $36,800 for the fiscal year ended February 28, 2021. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, for the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, assets under management certification, professional fees in connection with SOC 1 Reports, and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $83,775 for the fiscal year ended February 28, 2022 and $36,800 for the fiscal year ended February 28, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________

Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022